                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21757

                        American Independence Funds Trust
               (Exact name of registrant as specified in charter)

                335 Madison Avenue, Mezzanine New York, NY 10017
               (Address of principal executive offices) (Zip code)

         BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-410-2006

Date of fiscal year end: 10/31/06

Date of reporting period: 04/30/06

ITEM 1. REPORTS TO STOCKHOLDERS.

(AMERICAN INDEPENDENCE FUNDS LOGO)                        PLAN YOUR ARRIVAL(SM).

April 30, 2006

THE AMERICAN INDEPENDENCE FUNDS                               SEMI-ANNUAL REPORT

                                   Stock Fund
                            International Equity Fund
                              Short-Term Bond Fund
                             Intermediate Bond Fund
                           Kansas Tax-Exempt Bond Fund

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

TABLE OF CONTENTS

AMERICAN INDEPENDENCE FUNDS TRUST
SEMI-ANNUAL REPORT--APRIL 30, 2006

Stock Fund ................................................................    1
International Equity Fund .................................................    6
Short-Term Bond Fund ......................................................   13
Intermediate Bond Fund ....................................................   19
Kansas Tax-Exempt Bond Fund ...............................................   25
Notes to Financial Statements .............................................   33
Additional Information ....................................................   37
Table of Shareholder Expenses .............................................   39

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
STOCK FUND                                     APRIL 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                                      SHARES      VALUE ($)
--------------------                                    ---------   ------------
COMMON STOCKS (96.9%)
CONSUMER DISCRETIONARY (13.4%)
Altria Group, Inc. ..................................      51,800   $  3,789,688
ConAgra Foods, Inc. .................................      56,800      1,288,224
Imperial Tobacco Group PLC - ADR ....................      53,800      3,372,184
Mattel, Inc. ........................................      89,500      1,448,110
The Stanley Works ...................................      45,700      2,387,825
UST, Inc. ...........................................      39,500      1,735,235
                                                                    ------------
                                                                      14,021,266
                                                                    ------------
CONSUMER STAPLES (3.7%)
Carnival Corp. ......................................      31,700      1,484,194
Dollar General Corp. ................................      58,500      1,021,410
Gannett, Inc. .......................................      24,100      1,325,500
                                                                    ------------
                                                                       3,831,104
                                                                    ------------
ENERGY (15.6%)
Anadarko Petroleum Corp. ............................       7,500        786,150
BP Amoco PLC - ADR ..................................      36,400      2,683,408
ChevronTexaco Corp. .................................      23,600      1,440,072
ConocoPhillips ......................................      55,746      3,729,407
Duke Energy Corp. ...................................      73,100      2,128,672
Marathon Oil Corp. ..................................      18,000      1,428,480
Occidental Petroleum Corp. ..........................      40,200      4,130,148
                                                                    ------------
                                                                      16,326,337
                                                                    ------------
FINANCIALS (25.6%)
Allstate Corp. ......................................      51,800      2,926,182
Bank of America Corp. ...............................      86,167      4,301,457
Capital One Financial Corp. .........................      28,000      2,425,920
Citigroup, Inc. .....................................      67,633      3,378,268
Hartford Financial Services Group, Inc. .............      25,000      2,298,250
MGIC Investment Corp ................................      26,600      1,880,620
SLM Corp. ...........................................      48,200      2,548,816
Washington Mutual, Inc. .............................      62,900      2,834,274
Wells Fargo & Co. ...................................      33,200      2,280,508
XL Capital Ltd., Class A ............................      32,400      2,134,836
                                                                    ------------
                                                                      27,009,131
                                                                    ------------
HEALTHCARE (13.9%)
Baxter International, Inc. ..........................      60,500      2,280,850
Bristol-Myers Squibb Co. ............................      83,500      2,119,230
CIGNA Corp. .........................................       6,600        706,200
Pfizer, Inc. ........................................     130,500      3,305,565
Schering-Plough Corp. ...............................      95,100      1,837,332
Wellpoint Health Network, Inc. (a) ..................      45,500      3,230,500
Wyeth ...............................................      23,000      1,119,410
                                                                    ------------
                                                                      14,599,087
                                                                    ------------
INDUSTRIALS (10.1%)
3M Co. ..............................................      14,900      1,272,907
Burlington Northern Santa Fe Corp. ..................      31,200      2,481,336
Emerson Electric Co. ................................      23,900      2,030,305
Honeywell International, Inc. .......................      28,800      1,224,000
Illinois Tool Works, Inc. ...........................      27,200      2,793,440
Tyco International Ltd. .............................      29,800        785,230
                                                                    ------------
                                                                      10,587,218
                                                                    ------------
INFORMATION TECHNOLOGY (1.7%)
American Power Conversion Corp. .....................      82,500      1,834,800
                                                                    ------------
MATERIALS (0.9%)
Lyondell Petrochemical ..............................      37,100        894,110
                                                                    ------------
TELECOMMUNICATION SERVICES (8.0%)
BellSouth Corp. .....................................      27,600        932,328
Nokia Corp. - ADR ...................................     184,300      4,176,238
Verizon Communications, Inc. ........................      98,492      3,253,191
                                                                    ------------
                                                                       8,361,757
                                                                    ------------
UTILITIES (4.0%)
American Electric Power Co., Inc. ...................      43,600      1,458,856
Entergy Corp. .......................................      39,000      2,727,660
                                                                    ------------
                                                                       4,186,516
                                                                    ------------
TOTAL COMMON STOCKS
(COST $76,133,798) ..................................                101,651,326
                                                                    ------------
INVESTMENT COMPANIES (3.2%)
Federated Government Obligations
Money Market Fund (a) ...............................   3,340,526      3,340,526
                                                                    ------------
TOTAL INVESTMENT COMPANIES
(COST $3,340,526) ...................................                  3,340,526
                                                                    ------------
TOTAL INVESTMENTS
(COST $79,474,325) - 100.1% .........................                104,991,852
LIABILITIES IN EXCESS OF
OTHER ASSETS - (0.1)% ...............................                    (65,944)
                                                                    ------------
NET ASSETS - 100.0% .................................               $104,925,908
                                                                    ============

----------
(a)  Represents non-income producing security.

ADR-American Depositary Receipt

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value ($79,474,325) ..................              $104,991,852
Interest and dividends receivable ....................                   161,681
Receivable for capital shares issued .................                    34,617
Reclaims receivable ..................................                       170
Prepaid expenses .....................................                     7,856
                                                                    ------------
TOTAL ASSETS .........................................               105,196,176
                                                                    ------------
LIABILITIES:
Payable for capital shares redeemed ..................   $112,972
Accrued expenses and other payables:
   Investment Advisory ...............................     92,093
   Administration ....................................     24,863
   Accounting ........................................      8,255
   Distribution and Service ..........................          6
   Transfer Agent ....................................      1,084
   Custodian .........................................      1,755
   Other .............................................     29,240
                                                         --------
TOTAL LIABILITIES ....................................                   270,268
                                                                    ------------
NET ASSETS ...........................................              $104,925,908
                                                                    ============
COMPOSITION OF NET ASSETS:

Shares of beneficial interest, at par value ..........              $      6,817
Additional paid-in capital ...........................                73,958,253
Undistributed net investment income ..................                   637,402
Accumulated net realized gains from
   investment transactions ...........................                 4,805,909
Net unrealized appreciation from
   investments .......................................                25,517,527
                                                                    ------------
NET ASSETS ...........................................              $104,925,908
                                                                    ============
INSTITUTIONAL CLASS SHARES:
Net Assets ...........................................              $104,902,710
Shares outstanding ...................................                 6,815,115
Net Asset Value, Offering Price and Redemption Price
   per share .........................................              $      15.39
                                                                    ============
CLASS A SHARES
   Net Assets ........................................              $     23,198
   Shares outstanding ................................                     1,507
   Net Asset Value and Redemption price per share ....              $      15.39
                                                                    ============
Maximum sales charge .................................                      5.75%
                                                                    ============
Maximum Offering Price (Net Asset Value/100% minus
   maximum sales charge) .............................              $      16.33

                                                                    ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Dividend ..........................................              $  1,466,664
   Dividend income from affiliates ...................                    81,135
                                                                    ------------
TOTAL INVESTMENT INCOME ..............................                 1,547,799
                                                                    ------------
EXPENSES:
   Investment Advisory ...............................   $492,883
   Administration ....................................     90,289
   Distribution ......................................     80,405
   Distribution - Class A Shares (a) .................          3
   Service ...........................................     81,782
   Service - Class A Shares (a) ......................          3
   Accounting ........................................     18,923
   Custodian .........................................      9,857
   Transfer agent ....................................      3,443
   Trustee ...........................................      7,292
   Other .............................................     50,561
                                                         --------
TOTAL EXPENSES BEFORE FEE REDUCTIONS .................                   835,441
   Expenses reduced by the Investment Adviser ........                  (154,634)
   Expenses reduced by the Distributor ...............                   (80,405)
   Expenses reduced by the Administrator .............                   (32,713)
                                                                    ------------
NET EXPENSES .........................................                   567,690
                                                                    ------------
NET INVESTMENT INCOME ................................                   980,109
                                                                    ------------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions ......                 6,216,571
Change in unrealized appreciation/depreciation from
   investments .......................................                   975,446
                                                                    ------------
Net realized/unrealized gains from
   investments .......................................                 7,192,017
                                                                    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .......              $  8,172,126
                                                                    ============

----------
(a)  Class A Shares commenced on March 20, 2006.

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS
                                                        ENDED
                                                      APRIL 30,     YEAR ENDED
                                                        2006        OCTOBER 31,
                                                     (UNAUDITED)       2005
                                                    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ........................   $    980,109   $  1,384,774
   Net realized gains from investment
      transactions ..............................      6,216,571      6,473,504
   Change in unrealized appreciation/depreciation
      from investments ..........................        975,446      4,723,937
                                                    ------------   ------------
CHANGE IN NET ASSETS FROM OPERATIONS ............      8,172,126     12,582,215
                                                    ------------   ------------
DISTRIBUTIONS:
FROM NET INVESTMENT INCOME
   Institutional Class Shares ...................     (1,426,178)    (1,159,418)
                                                    ------------   ------------
CHANGE IN NET ASSETS FROM DISTRIBUTIONS .........     (1,426,178)    (1,159,418)
                                                    ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ..      4,885,607     (2,553,242)
                                                    ------------   ------------
CHANGE IN NET ASSETS ............................     11,631,555      8,869,555

NET ASSETS:
   Beginning of period ..........................     93,294,353     84,424,798
                                                    ------------   ------------
   End of period ................................   $104,925,908   $ 93,294,353
                                                    ============   ============
Undistributed net investment income .............   $    637,402   $  1,083,471
                                                    ============   ============
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Proceeds from shares issued ..................   $ 10,751,667   $ 22,569,917
   Dividends reinvested .........................        878,308        694,520
   Cost of shares redeemed ......................     (6,766,942)   (25,817,679)
                                                    ------------   ------------
Institutional Class Share capital transactions ..      4,863,033     (2,553,242)
                                                    ------------   ------------
CLASS A SHARES (A):
   Proceeds from shares issued ..................         22,574             --
                                                    ------------   ------------
Class A Share capital transactions ..............         22,574             --
                                                    ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ..   $  4,885,607   $ (2,553,242)
                                                    ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
   Issued .......................................        727,567      1,621,663
   Reinvested ...................................         60,365         50,074
   Redeemed .....................................       (456,468)    (1,799,108)
                                                    ------------   ------------
Change in Institutional Class Shares ............        331,464       (127,371)
                                                    ------------   ------------
CLASS A SHARES (A):
   Issued .......................................          1,507             --
                                                    ------------   ------------
Change in Class A Shares ........................          1,507             --
                                                    ------------   ------------

----------
(a)  Class A Shares commenced on March 20, 2006.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
STOCK FUND

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

Selected data for a share outstanding throughout the period indicated.

                                                                     SIX MONTHS
                                                                       ENDED
                                                                     APRIL 30,                 YEARS ENDED OCTOBER 31,
                                                                        2006      ------------------------------------------------
                                                                    (UNAUDITED)     2005      2004      2003      2002       2001
                                                                    -----------   -------   -------   -------   -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ............................   $  14.39      $ 12.77   $ 10.91   $  9.10   $ 10.64    $ 11.09
                                                                    --------      -------   -------   -------   -------    -------
INVESTMENT ACTIVITIES
   Net investment income ........................................       0.31         0.21      0.18      0.18      0.17       0.15
   Net realized and unrealized gains (losses)
      from investments ..........................................       1.08         1.58      1.88      1.80     (1.56)     (0.42)
                                                                    --------      -------   -------   -------   -------    -------
      Total from Investment Activities ..........................       1.39         1.79      2.06      1.98     (1.39)     (0.27)
                                                                    --------      -------   -------   -------   -------    -------
DISTRIBUTIONS
   Net investment income ........................................      (0.39)       (0.17)    (0.20)    (0.17)    (0.15)     (0.18)
                                                                    --------      -------   -------   -------   -------    -------
      Total Distributions .......................................      (0.39)       (0.17)    (0.20)    (0.17)    (0.15)     (0.18)
                                                                    --------      -------   -------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD ..................................   $  15.39      $ 14.39   $ 12.77   $ 10.91   $  9.10    $ 10.64
                                                                    ========      =======   =======   =======   =======    =======
TOTAL RETURN ....................................................       8.91%(a)    14.06%    19.07%    22.14%   (13.32%)    (2.45%)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year (000's) ...............................   $104,903      $93,294   $84,425   $76,336   $66,457    $73,463
Ratio of expenses to average net assets .........................       1.15%(b)     1.29%     1.29%     1.29%     1.29%      1.29%
Ratio of net investment income to average net assets ............       1.99%(b)     1.42%     1.42%     1.87%     1.65%      1.27%
Ratio of expenses to average net assets (c) .....................       1.69%(b)     1.88%     1.87%     1.89%     1.87%      1.86%
Portfolio turnover rate (d) .....................................      33.19%(a)    28.27%    16.29%    29.31%    30.01%     34.00%

----------
(a)  Not annualized.

(b)  Annualized.

(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
STOCK FUND

FINANCIAL HIGHLIGHTS - CLASS A

Selected data for a share outstanding throughout the period indicated.

                                                                SIX MONTHS ENDED
                                                                    APRIL 30,
                                                                    2006 (A)
                                                                   (UNAUDITED)
                                                                ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................      $15.09
                                                                   ------
INVESTMENT ACTIVITIES
   Net investment income ....................................        0.09
   Net realized and unrealized gains from investments .......        0.21
                                                                   ------
      Total from Investment Activities ......................        0.30
                                                                   ------
NET ASSET VALUE, END OF PERIOD ..............................      $15.39
                                                                   ======

TOTAL RETURN (EXCLUDES SALES CHARGE) ........................        8.39%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year (000's) ...........................      $   23
Ratio of expenses to average net assets .....................        1.19%(c)
Ratio of net investment income to average net assets ........        1.58%(c)
Ratio of expenses to average net assets (d) .................        2.04%(c)
Portfolio turnover rate (e) .................................       33.19%(b)

----------
(a)  Class A Shares commenced operations on March 20, 2006.

(b)  Not annualized.

(c)  Annualized.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
INTERNATIONAL EQUITY FUND                             APRIL 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                                      SHARES      VALUE ($)
--------------------                                    ---------   ------------
COMMON STOCKS (94.5%)
AUSTRALIA (1.5%)
Alumina Ltd. (a) ....................................      29,400   $    159,877
Bluescope Steel Ltd. ................................      37,400        218,152
Commonwealth Bank of Australia ......................       8,400        299,850
Macquarie Airports ..................................      95,800        238,652
Macquarie Infrastructure Group ......................      95,100        257,855
Multiplex Group Ltd. ................................      51,600        119,922
National Australia Bank Ltd. (a) ....................      13,700        391,336
                                                                    ------------
                                                                       1,685,644
                                                                    ------------
CANADA (1.6%)
Alcan, Inc. (a) .....................................       3,100        161,906
BCE, Inc. ...........................................      12,300        303,154
Celestica, Inc. .....................................      29,200        328,362
Husky Energy, Inc. ..................................       4,900        288,442
Manulife Financial Corp. ............................       8,400        548,577
Rogers Communications, Inc. .........................       3,100        131,427
                                                                    ------------
                                                                       1,761,868
                                                                    ------------
DENMARK (0.1%)
Vestas Wind Systems A/S .............................       5,700        154,742
                                                                    ------------

FINLAND (3.0%)
KCI Konecranes International Oyj ....................      17,200        318,715
M-real Oyj - B Shares ...............................      17,700        115,206
Nokia Oyj ...........................................      68,000      1,548,243
Nordea Bank AB ......................................      24,700        318,732
Stora Enso Oyj ......................................       9,300        145,699
UPM-Kymmene Oyj (a) .................................      36,300        851,672
                                                                    ------------
                                                                       3,298,267
                                                                    ------------
FRANCE (11.6%)
Accor S.A. (a) ......................................       4,200        264,311
AXA .................................................      36,700      1,346,674
BNP Paribas S.A. ....................................      17,500      1,653,380
Carrefour S.A. (a) ..................................      16,000        927,987
Compagnie Generale des Etablissements
Michelin (a) ........................................       4,000        288,608
France Telecom S.A. (a) .............................      73,100      1,706,777
Lafarge S.A. (a) ....................................       4,000        491,946
Lagardere S.C.A. (a) ................................       4,700        388,322
Publicis Groupe S.A. ................................       4,600        191,190
Sanofi-Aventis S.A. (a) .............................      18,100      1,706,643
Schneider Electric S.A. (a) .........................       3,700        418,879
Suez S.A. ...........................................      23,000        904,890
Total S.A. (a) ......................................       7,500      2,073,742
Vinci S.A. ..........................................       5,400        536,410
                                                                    ------------
                                                                      12,899,759
                                                                    ------------
GERMANY (6.3%)
BASF AG (a) .........................................       2,300        196,848
Bayer AG (a) ........................................       4,500        207,185
Bayerische Motoren Werke (BMW) AG (a) ...............      13,300        723,911
Celesio AG ..........................................       5,200        491,356
Deutsche Bank AG (a) ................................       5,700        696,997
Deutsche Post AG ....................................      45,200      1,205,303
Deutsche Telekom AG .................................      19,200        347,783
E.ON AG (a) .........................................       5,800        710,761
Fresenius Medical Care AG & Co. KGaA ................       1,800        215,926
Muenchener Rueckversicherungs-Gesellschaft AG (a) ...       1,300        183,955
Siemens AG (a) ......................................      11,000      1,042,736
Volkswagen AG (a) ...................................      12,500        969,228
                                                                    ------------
                                                                       6,991,989
                                                                    ------------
HONG KONG (2.2%)
Cheung Kong (Holdings) Ltd. (a) .....................      33,500        377,431
Denway Motors Ltd. ..................................     251,700        101,453
Henderson Land Development Co. Ltd. (a) .............      78,800        462,961
HSBC Holdings PLC ...................................      11,500        196,092
Hutchison Whampoa Ltd. (a) ..........................       8,000         78,524
PetroChina Co. Ltd. .................................     805,900        888,746
Swire Pacific Ltd. (a) ..............................      38,400        392,767
                                                                    ------------
                                                                       2,497,974
                                                                    ------------
IRELAND (2.1%)
Allied Irish Banks PLC ..............................      14,700        354,534
Bank of Ireland .....................................      40,500        760,068
CRH PLC .............................................      21,000        771,296
DePfa Bank PLC ......................................      23,000        433,152
                                                                    ------------
                                                                       2,319,050
                                                                    ------------
ITALY (3.7%)
Assicurazioni Generali S.p.A. (a) ...................       7,400        277,324
Banco Popolare di Verona e Novara Scrl ..............      12,600        354,587
Enel S.p.A. .........................................      47,100        406,972
ENI S.p.A. ..........................................      31,900        973,776
Finmeccanica S.p.A. .................................       9,000        215,813
Mediaset S.p.A. (a) .................................      12,700        160,678
Mediolanum S.p.A. ...................................      18,800        148,689
Telecom Italia S.p.A. ...............................     146,400        409,965
Unicredito Italiano S.p.A. (a) ......................     163,000      1,227,480
                                                                    ------------
                                                                       4,175,284
                                                                    ------------
JAPAN (16.0%)
Acom Co. Ltd. (a) ...................................       4,800        279,947
Astellas Pharma, Inc. (a) ...........................      11,400        475,626
Canon, Inc. (a) .....................................       7,400        566,131
East Japan Railway Co. (a) ..........................          57        445,086
Fuji Photo Film Co. Ltd. (a) ........................       4,600        156,364
Hitachi Ltd. (a) ....................................      27,500        204,589
Honda Motor Co. Ltd. (a) ............................       9,500        675,055
Hoya Corp. (a) ......................................       9,300        376,574
Japan Tobacco, Inc. .................................         100        402,284
Kao Corp. (a) .......................................      11,400        306,403
KDDI Corp. ..........................................          48        295,968
Konica Minolta Holdings, Inc. (a) ...................      37,900        499,341
Kuraray Co. Ltd. (a) ................................       9,000        111,067
Mabuchi Motor Co. Ltd. (a) ..........................       2,800        157,892
Minebea Co. Ltd. (a) ................................      42,300        273,826
Mitsubishi UFJ Financial Group, Inc. ................          63        990,514
Murata Manufacturing Co. Ltd. (a) ...................       4,200        305,823
NEC Corp. (a) .......................................      16,700        116,907
Nidec Corp. .........................................       4,100        316,188
Nintendo Co. Ltd. ...................................       1,200        179,183
Nippon Express Co. Ltd. (a) .........................      61,800        326,235
Nissan Motor Co. Ltd. (a) ...........................      75,800        996,685
Nomura Holdings, Inc. (a) ...........................      33,900        766,733
Promise Co. Ltd. ....................................       7,600        468,617
Ricoh Co. Ltd. (a) ..................................      21,200        420,834
Rohm Co. Ltd. (a) ...................................       4,300        457,760
Sankyo Co. Ltd. .....................................       2,700        191,621
Seiko Epson Corp. ...................................       2,700         85,138
Sekisui House Ltd. (a) ..............................      23,400        362,356
Shin-Etsu Chemical Co. Ltd. (a) .....................       5,700        329,433
Sompo Japan Insurance, Inc. .........................      15,100        218,841

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
INTERNATIONAL EQUITY FUND                             APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                      SHARES      VALUE ($)
--------------------                                    ---------   ------------
JAPAN, CONTINUED
Sony Corp. (a) ......................................      13,400        673,237
Sumitomo Mitsui Financial Group, Inc. ...............          46        505,051
Sumitomo Trust & Banking Co. Ltd. (a) ...............      33,300        354,498
Takeda Pharmaceutical Co. Ltd. (a) ..................      20,400      1,247,116
Takefuji Corp. ......................................      15,300        994,466
TDK Corp. (a) .......................................       4,400        368,309
Tokyo Gas Co. Ltd. (a) ..............................      92,800        449,124
Toyoda Gosei Co. Ltd. ...............................       9,000        248,221
Toyota Motor Corp. (a) ..............................      14,000        818,972
Yamato Holdings Co. Ltd. (a) ........................      22,700        452,604
                                                                    ------------
                                                                      17,870,619
                                                                    ------------
MEXICO (0.2%)
Telefonos de Mexico S.A. de C.V. ADR ................       8,600        189,114
                                                                    ------------
NETHERLANDS (7.5%)
ABN AMRO Holding N.V. (a) ...........................      14,200        424,332
Heineken N.V. .......................................      11,700        473,892
ING Groep N.V. ......................................      33,100      1,346,930
Koninklijke Philips Electronics N.V. ................      45,200      1,559,369
Royal Dutch Shell PLC (CL A) ........................      33,300      1,141,685
Royal Dutch Shell PLC (CL B) ........................      30,900      1,104,819
Royal Dutch Shell PLC ADR ...........................       1,300         88,569
SBM Offshore N.V. (a) ...............................       3,000        321,846
TNT N.V. (a) ........................................      30,200      1,087,211
Unilever N.V. (a) ...................................       3,000        216,645
VNU N.V. (a) ........................................       7,600        260,852
Wolters Kluwer N.V. (a) .............................      11,500        299,551
                                                                    ------------
                                                                       8,325,701
                                                                    ------------
NEW ZEALAND (0.1%)
Telecom Corp. of New Zealand Ltd. (a) ...............      42,600        155,832
                                                                    ------------
NORWAY (1.9%)
DnB Nor ASA (a) .....................................      32,900        456,529
Frontline Ltd. ......................................      10,100        327,017
Ship Finance International Ltd. .....................         505          8,770
Statoil ASA .........................................      15,100        497,484
Telenor ASA .........................................      70,500        818,092
                                                                    ------------
                                                                       2,107,892
                                                                    ------------
PORTUGAL (0.9%)
Energias de Portugal S.A. ...........................     102,000        401,428
Portugal Telecom, SGPS S.A. (a) .....................      49,100        624,921
                                                                    ------------
                                                                       1,026,349
                                                                    ------------
SINGAPORE (1.3%)
Creative Technology Ltd. (a) ........................      25,400        165,519
Development Bank of Singapore Group
   Holdings Ltd. (a) ................................      71,000        799,570
Oversea-Chinese Banking Corp. Ltd. ..................     102,400        440,542
                                                                    ------------
                                                                       1,405,631
                                                                    ------------
SOUTH KOREA (1.1%)
Kookmin Bank ADR ....................................      10,100        899,405
Samsung Electronics Co. Ltd GDR (b) .................         900        307,252
                                                                    ------------
                                                                       1,206,657
                                                                    ------------
SPAIN (2.2%)
Banco Bilbao Vizcaya Argentaria S.A. (a) ............      13,800        304,802
Banco Popular Espanol S.A. ..........................      20,300        306,509
Banco Santander Central Hispano S.A. ................      22,500        239,540
Banco Santander Central Hispano S.A. (a) ............       1,400         21,704
Enagas S.A. .........................................         300          6,600
Iberdrola S.A. (a) ..................................       8,800        286,610
Repsol YPF S.A. (a) .................................      11,000        328,569
Telefonica S.A. (a) .................................      58,500        937,157
                                                                    ------------
                                                                       2,431,491
                                                                    ------------
SWEDEN (1.9%)
Atlas Copco AB ......................................      18,900        558,822
Autoliv, Inc. .......................................       6,000        334,416
Electrolux AB (a) ...................................       9,900        296,754
ForeningsSparbanken AB (a) ..........................       5,600        154,158
Securitas AB (a) ....................................      15,300        319,266
Stora Enso Oyj Series A .............................       2,700         42,760
Stora Enso Oyj Series R .............................       8,600        135,031
Volvo AB (a) ........................................       5,400        271,611
                                                                    ------------
                                                                       2,112,818
                                                                    ------------
SWITZERLAND (6.9%)
Adecco S.A. .........................................       5,500        341,144
Ciba Specialty Chemicals Holding, Inc. (a) ..........       6,800        417,390
Compagnie Financiere Richemont S.A. .................       7,400        383,489
Credit Suisse Group .................................      20,900      1,313,203
Geberit AG ..........................................         200        233,425
Lonza Group AG ......................................       5,200        369,092
Nestle S.A. .........................................       3,100        945,778
Novartis AG .........................................      22,900      1,314,191
Swiss Reinsurance Co. ...............................       9,700        708,058
Syngenta AG .........................................       2,800        390,708
UBS AG ..............................................       2,600        308,276
Zurich Financial Services AG ........................       4,000        973,544
                                                                    ------------
                                                                       7,698,298
                                                                    ------------
UNITED KINGDOM (22.3%)
Alliance UniChem PLC ................................      15,800        255,959
Amvescap PLC ........................................      13,600        148,656
Anglo American PLC ..................................       8,500        361,877
Aviva PLC (a) .......................................      34,800        508,238
BAA PLC (a) .........................................      20,600        318,319
BAE Systems PLC (a) .................................     198,900      1,514,071
Barclays PLC ........................................      48,300        603,244
Barratt Development PLC (a) .........................      21,900        396,105
Boots Group PLC .....................................      26,500        338,703
BP PLC (a) ..........................................     199,700      2,463,206
British American Tobacco Industries PLC (a) .........      32,700        835,893
British Sky Broadcasting Group PLC (a) ..............      30,300        290,316
BT Group PLC ........................................      61,800        247,049
Cadbury Schweppes PLC (a) ...........................      33,200        329,300
Centrica PLC ........................................      81,600        444,481
Compass Group PLC ...................................     156,700        675,702
Diageo PLC (a) ......................................      48,900        806,887
Drax Group PLC ......................................      11,600        167,086
GKN PLC .............................................      66,500        380,114
GlaxoSmithKline PLC .................................      77,600      2,201,538
HBOS PLC ............................................      21,300        373,797
HSBC Holdings PLC (a) ...............................      24,300        419,798
Imperial Tobacco Group PLC ..........................      46,300      1,438,486
J. Sainsbury PLC ....................................      58,300        355,300
Kingfisher PLC ......................................      84,800        348,270
Marks & Spencer Group PLC ...........................      52,400        559,388
National Grid PLC ...................................      52,200        547,735
Pearson PLC (a) .....................................      18,400        254,968
Prudential PLC (a) ..................................      39,900        468,141
Reckitt Benckiser PLC (a) ...........................       6,800        247,843
Rentokil Initial PLC ................................      57,600        167,772
Reuters Group PLC (a) ...............................      44,000        312,074
Rolls-Royce Group PLC ...............................      43,500        377,926
Rolls-Royce Group PLC (CL B) ........................   2,340,300          4,395
Royal Bank of Scotland Group PLC (a) ................      64,800      2,116,048
Shire PLC ...........................................      14,600        227,601

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
INTERNATIONAL EQUITY FUND                             APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                      SHARES      VALUE ($)
--------------------                                    ---------   ------------
UNITED KINGDOM, CONTINUED
Smiths Group PLC (a) ................................      17,600        327,156
Standard Chartered PLC ..............................       7,100        188,484
Tate & Lyle PLC (a) .................................      38,300        387,567
Unilever PLC (a) ....................................      72,600        771,059
Vodafone Group PLC (a) ..............................     597,900      1,411,736
Yell Group PLC ......................................      32,500        304,580
                                                                    ------------
                                                                      24,896,868
                                                                    ------------
UNITED STATES (0.1%)
News Corp. W/I ......................................       7,300        125,268
                                                                    ------------
TOTAL COMMON STOCK (COST $70,287,687) ...............                105,337,115
                                                                    ------------
INVESTMENT COMPANIES (5.2%)
Dreyfus Cash Management Money Market Fund ...........   2,899,334      2,899,334
Dreyfus Cash Management Plus Money Market Fund ......   2,941,986      2,941,986
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $5,841,320) ........                  5,841,320
                                                                    ------------
TOTAL INVESTMENTS (COST $76,129,007) - 9.7% .........                111,178,435
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% ........                    341,688
                                                                    ------------
NET ASSETS - 100.0% .................................               $111,520,123
                                                                    ============

----------
(a)  Represents non-income producing security.

(b) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

ADR-American Depositary Receipt
GDR-Global Depositary Receipt

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value ($76,129,007) .................              $111,178,435
Foreign currency, at value ($82,717) ................                    82,901
Dividends receivable ................................                   438,236
Receivable for capital shares issued ................                    53,036
Reclaims receivable .................................                    41,528
Prepaid expenses ....................................                     7,603
                                                                   ------------
TOTAL ASSETS ........................................               111,801,739
                                                                   ------------
LIABILITIES:
Payable for capital shares redeemed .................   $ 93,891
Accrued expenses and other payables:
   Investment Advisory ..............................    121,937
   Administration ...................................     26,050
   Accounting .......................................      5,682
   Distribution and Service .........................          6
   Transfer Agent ...................................        946
   Other ............................................     33,104
                                                        --------
TOTAL LIABILITIES ...................................                   281,616
                                                                   ------------
NET ASSETS ..........................................              $111,520,123
                                                                   ============
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par value .........              $      6,933
Additional paid-in capital ..........................                77,603,991
Undistributed net investment income .................                    21,295
Accumulated net realized losses from
   investment and foreign currency
   transactions .....................................                (1,174,977)
Net unrealized appreciation from investments
   and foreign currencies ...........................                35,062,881
                                                                   ------------
NET ASSETS ..........................................              $111,520,123
                                                                   ============
INSTITUTIONAL SHARES
   Net Assets .......................................              $111,497,641
   Shares Outstanding ...............................                 6,931,325
   Net Asset Value, Offering Price and
      Redemption Price per share ....................              $      16.09
                                                                   ============
CLASS A SHARES
   Net Assets .......................................              $     22,482
   Shares Outstanding ...............................                     1,398
   Net Asset Value and Redemption
      Price per share ...............................              $      16.08
                                                                   ============
   Maximum sales charge .............................                      5.75%
                                                                   ============
   Maximum Offering Price (Net Asset
      Value/100% minus maximum sales
      charge) .......................................              $      17.06
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income ...................................              $   858,601
   Foreign tax withholding ...........................                  (74,205)
   Income from International Equity Portfolio ........                  614,437
   Foreign tax withholding from International
      Equity Portfolio ...............................                  (34,506)
   Expenses from International Equity
      Portfolio ......................................                 (131,090)
                                                                    -----------
TOTAL INVESTMENT INCOME ..............................                1,233,237
                                                                    -----------
EXPENSES:
   Investment Advisory ...............................   $275,443
   Administration ....................................     76,590
   Distribution ......................................     82,804
   Distribution - Class A Shares (a) .................          3
   Service ...........................................     84,232
   Service - Class A Shares (a) ......................          3
   Accounting ........................................     15,773
   Transfer Agent ....................................      3,969
   Trustee ...........................................      6,328
   Other .............................................     50,147
                                                         --------
TOTAL EXPENSES BEFORE FEE REDUCTIONS .................                  595,292
   Expenses reduced by the Investment
      Adviser ........................................                  (35,581)
   Expenses reduced by the Distributor ...............                  (82,804)
   Expenses reduced by the Administrator .............                  (16,847)
                                                                    -----------
NET EXPENSES .........................................                  460,060
                                                                    -----------
NET INVESTMENT INCOME ................................                  773,177
                                                                    -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized losses from investment and
   foreign currency transactions .....................                 (564,876)
Change in unrealized appreciation/
   depreciation from investments and foreign
   currencies ........................................               20,309,155
                                                                    -----------
Net realized/unrealized gains from
   investments and foreign currencies ................               19,744,279
                                                                    -----------
CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................              $20,517,456
                                                                    ===========

----------
(a)  Class A Shares commenced operations on March 20, 2006.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED    YEAR ENDED
                                                          APRIL 30, 2006    OCTOBER 31,
                                                            (UNAUDITED)         2005
                                                         ----------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .............................     $    773,177     $  1,540,969
   Net realized gains (losses) from investment and
      foreign currency transactions ..................         (564,876)       8,358,859
   Change in unrealized appreciation/depreciation from
      investments and foreign currencies .............       20,309,155        2,662,795
                                                           ------------     ------------
CHANGE IN NET ASSETS FROM OPERATIONS .................       20,517,456       12,562,623
                                                           ------------     ------------
DISTRIBUTIONS:
FROM NET INVESTMENT INCOME:
   Institutional Class Shares ........................       (1,806,318)      (1,746,141)
FROM NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS:
   Institutional Class Shares ........................       (6,171,784)              --
                                                           ------------     ------------
CHANGE IN NET ASSETS FROM DISTRIBUTIONS ..............       (7,978,102)      (1,746,141)
                                                           ------------     ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS .......        3,461,275        2,951,881
                                                           ------------     ------------
CHANGE IN NET ASSETS .................................       16,000,629       13,768,363
NET ASSETS:
   Beginning of period ...............................       95,519,494       81,751,131
                                                           ------------     ------------
   End of period .....................................     $111,520,123     $ 95,519,494
                                                           ============     ============
Undistributed net investment income ..................     $     21,295     $  1,054,436
                                                           ============     ============
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Proceeds from shares issued .......................     $  8,245,626     $ 21,420,446
   Dividends reinvested ..............................        4,172,368          913,295
   Cost of shares redeemed ...........................       (8,978,438)     (19,381,860)
                                                           ------------     ------------
Institutional Class Shares capital transactions ......        3,439,556        2,951,881
                                                           ------------     ------------
CLASS A SHARES (A):
   Proceeds from shares issued .......................           21,718               --
                                                           ------------     ------------
Class A Shares capital transactions ..................           21,718               --
                                                           ------------     ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS .......     $  3,461,275     $  2,951,881
                                                           ============     ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Issued ............................................          550,766        1,577,813
   Reinvested ........................................          293,003           65,799
   Redeemed ..........................................         (596,969)      (1,384,261)
                                                           ------------     ------------
Change in Institutional Class Shares .................          246,800          259,351
                                                           ============     ============
CLASS A SHARES (A):
   Issued ............................................            1,398               --
                                                           ------------     ------------
Change in Class A Shares .............................            1,398               --
                                                           ============     ============

----------
(a)  Class A Shares commenced operations on March 20, 2006.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

Selected data for a share outstanding throughout the period indicated.

                                                           SIX MONTHS
                                                             ENDED
                                                           APRIL 30,                 YEARS ENDED OCTOBER 31,
                                                              2006      ------------------------------------------------
                                                          (UNAUDITED)     2005      2004      2003      2002       2001
                                                          -----------   -------   -------   -------   -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  14.29      $ 12.72   $ 10.60   $  8.23   $  9.24    $ 12.70
                                                          --------      -------   -------   -------   -------    -------
INVESTMENT ACTIVITIES
   Net investment income ..............................       0.11         0.22      0.13      0.14      0.10       0.12
   Net realized and unrealized gains (losses)
      from investments and foreign currencies .........       2.88         1.60      2.16      2.37     (1.05)     (1.97)
                                                          --------      -------   -------   -------   -------    -------
      Total from Investment Activities ................       2.99         1.82      2.29      2.51     (0.95)     (1.85)
                                                          --------      -------   -------   -------   -------    -------
DISTRIBUTIONS
   Net investment income ..............................      (0.27)       (0.26)    (0.17)    (0.14)       --      (0.08)
   Net realized gains from investment transactions ....      (0.92)          --        --        --        --      (1.53)
                                                          --------      -------   -------   -------   -------    -------
      Total Distributions .............................      (1.19)       (0.26)    (0.17)    (0.14)       --      (1.61)
                                                          --------      -------   -------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD ........................   $  16.09      $ 14.29   $ 12.72   $ 10.60   $  8.23    $  9.24
                                                          ========      =======   =======   =======   =======    =======
TOTAL RETURN ..........................................      22.02%(a)    14.41%    21.81%    31.04%   (10.34%)   (16.83%)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year (000's) .....................   $111,498      $95,519   $81,751   $65,744   $46,558    $48,043
Ratio of expenses to average net assets ...............       1.16%(b)     1.26%     1.28%     1.24%     1.21%      1.22%
Ratio of net investment income to average net assets ..       1.51%(b)     1.61%     1.16%     1.59%     1.09%      1.09%
Ratio of expenses to average net assets (c) ...........       1.42%(b)     1.62%     1.67%     1.71%     1.68%      1.69%
Portfolio turnover rate (d) ...........................         57%(a)       37%       36%       44%       43%        36%

----------
(a)  Not annualized.

(b)  Annualized.

(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS A

Selected data for a share outstanding throughout the period indicated.

                                                                    PERIOD ENDED
                                                                      APRIL 30,
                                                                      2006 (A)
                                                                     (UNAUDITED)
                                                                    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ............................    $15.42
                                                                     ------
INVESTMENT ACTIVITIES
   Net investment income ........................................      0.04
   Net realized and unrealized gains from investments
      and foreign currencies ....................................      0.62
                                                                     ------
      Total from Investment Activities ..........................      0.66
                                                                     ------
NET ASSET VALUE, END OF PERIOD ..................................    $16.08
                                                                     ======
TOTAL RETURN (EXCLUDES SALES CHARGE) ............................      4.28%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year (000's) ...............................    $   22
Ratio of expenses to average net assets .........................      1.19%(c)
Ratio of net investment income to average net assets ............      4.33%(c)
Ratio of expenses to average net assets (d) .....................      1.19%(c)
Portfolio turnover rate (e) .....................................        57%(b)

----------
(a)  Class A Shares commenced operations on March 20, 2006.

(b)  Not annualized.

(c)  Annualized.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
SHORT-TERM BOND FUND                                  APRIL 30, 2006 (UNAUDITED)

ASSET BACKED SECURITIES (19.4%)

                                                                      PRINCIPAL
SECURITY DESCRIPTION                                    AMOUNT ($)    VALUE ($)
--------------------                                    ----------   -----------
Asset Backed Securities Corp., Series
2001-HE2, Class A1, 5.42%, 6/15/31 * ................       22,840        22,966
Brazos Student Loan Finance Corp.,
Series 1997-A, Class A2, 4.90%, 12/1/21 * ...........      225,110       225,113
Chase Funding Mortgage Loan
Asset-Backed Certificates, Series 2001-3,
Class 2A1, 5.46%, 10/25/31 * ........................        6,546         6,552
Chase Manhattan Auto Owner Trust,
Series 2005-A, Class A3, 3.87%, 6/15/09 .............    1,500,000     1,474,236
Countrywide Asset-Backed Certificates,
Series 2003-BC1, Class A1, 5.36%, 3/25/33 * .........       64,183        64,353
Countrywide Asset-Backed Certificates,
Series 2003-SD3, Class A1, 5.38%, 1/25/33 * .........       24,771        24,865
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 5.19%, 5/15/29 * ............      175,164       175,817
Countrywide Home Equity Loan Trust,
Series 2002-G, Class A, 5.27%, 12/15/28 * ...........      303,654       305,222
CPS Auto Trust, Series 2005-C, Class
A1, 4.52%, 3/15/10, (a) .............................      381,916       379,759
Fannie Mae Grantor Trust, Series
2003-T4, Class 1A, 5.07%, 9/26/33 * .................       29,761        29,786
Fannie Mae Grantor Trust, Series
2002-T13, Class A1, 4.92%, 8/25/32 * ................      213,464       213,604
Fannie Mae Grantor Trust, Series
2002-T5, Class A1, 5.08%, 5/25/32 * .................      310,591       310,798
Fannie Mae Whole Loan, Series 2001-
W1, Class AV1, 5.20%, 8/25/31 * .....................       66,862        66,907
Fifth Third Home Equity Loan Trust,
Series 2003-1, Class A, 5.17%, 9/20/23 * ............      332,165       332,920
First Horizon ABS Trust, Series
2004-HE1, Class A, 5.17%, 1/25/24 ...................       99,287        99,406
First Horizon ABS Trust, Series
2004-HE3, Class A, 5.25%, 10/25/34 ..................      197,702       198,405
Fleet Home Equity Loan Trust, Series
2003-1, Class A, 5.17%, 1/20/33 * ...................      160,245       160,531
GMAC Mortgage Corp. Loan Trust,
Series 2001-HE3, Class A2, 5.24%, 3/25/27 * .........      114,615       114,966
Golden Securities Corp., Series 2003-A,
Class A1, 5.13%, 12/2/13 * (a) ......................      159,209       159,243
Greenpoint Home Equity Loan Trust,
Series 2004-1, Class A, 5.19%, 7/25/29 * ............      144,546       145,028
Honda Auto Receivables Owner Trust,
Series 2003-2, Class A4, 2.16%, 10/21/08 ............      433,031       427,519
Honda Auto Receivables Owner Trust,
Series 2005-2, Class A3, 3.93%, 1/15/09 .............    1,500,000     1,481,760
Household Automotive Trust, Series
2005-1, Class A4, 4.35%, 6/18/12 ....................      400,000       390,475
MSDWCC Heloc Trust, Series 2003-1,
Class A, 5.23%, 11/25/15 * ..........................      160,465       160,593
Navistar Financial Corp. Owner Trust,
Series 2005-A, Class A3, 4.22%, 2/15/10 .............      500,000       492,767
Onyx Acceptance Owner Trust, Series
2004-C, Class A4, 3.50%, 12/15/11 ...................      300,000       293,215
Option One Mortgage Loan Trust, Series
2003-1, Class A2, 5.38%, 2/25/33 * ..................       37,886        37,998
Residential Asset Mortgage Products,
Inc., Series 2003-RP1, Class A, 5.03%,
11/25/34 * (a) ......................................       80,870        81,549
Residential Asset Mortgage Products,
Inc., Series 2004-RP1, Class A2A, 5.26%,
11/25/42 * (a) ......................................       22,932        22,998
Residential Asset Securities Corp.,
Series 2000-KS4, Class AII, 5.42%, 9/25/31 * ........       61,056        61,108
Residential Funding Mortgage
Securities, Series 2003-HS3, Class A2B, 5.25%,
8/25/33 * ...........................................      157,239       157,643
USAA Auto Owner Trust, Series
2003-1, Class A4, 2.04%, 2/16/10 ....................      317,659       314,926
USAA Auto Owner Trust, Series
2005-2, Class A3, 4.00%, 12/15/09 ...................    1,000,000       985,847
Wachovia Asset Securitization, Inc.,
Series 2002-HE2, Class A, 5.39%, 12/25/32 * .........    1,152,311     1,157,920
Wachovia Asset Securitization, Inc.,
Series 2003-HE2, Class AII1, 5.22%, 7/25/33 * .......      159,878       160,378
                                                                     -----------
TOTAL ASSET BACKED SECURITIES (AMORTIZED
COST $10,817,187) ...................................                 10,737,173
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (13.8%)
Bank of America Mortgage Securities,
Series 2002-G, Class 2A1, 6.14%, 7/20/32 * ..........        7,829         7,922
Countrywide Home Equity Loan Trust,
Series 2004-25, Class 1A3, 5.32%, 2/25/35 * .........      299,130       300,836
Countrywide Home Loans, Series
2004-R1, Class 1AF, 5.36%, 11/25/34 * (a) ...........      610,467       613,973
Countrywide Home Loans, Series
2005-11, Class 4A1, 5.23%, 2/28/35 * ................      670,674       672,376
CS First Boston Mortgage Securities
Corp., Series 2003-AR2, Class 2A1, 4.88%,
2/25/33 * ...........................................       63,509        62,786
CS First Boston Mortgage Securities
Corp., Series 2002-AR17, Class 2A1, 5.21%,
12/19/39 * ..........................................       43,419        43,171
Freddie Mac, Series 1694, Class PQ,
6.50%, 9/15/23 ......................................      176,350       177,678
Freddie Mac Structured Pass Through Securities,
Series T-54, Class 4A, 5.07%, 2/25/43 * .............      192,249       193,596
Freddie Mac Structured Pass Through
Securities, Series T-31, Class A7, 5.21%,
5/25/31 * ...........................................      419,069       419,348
Freddie Mac Structured Pass Through Securities,
Series T-32, Class A1, 5.22%, 8/25/31 * .............      101,770       102,303
Freddie Mac Structured Pass Through
Securities, Series T-57, Class 1A2, 7.00%,
7/25/43 .............................................      908,748       936,295
Freddie Mac, Structured Pass Through Securities,
Series T-63, Class 1A1, 4.95%, 2/25/45 * ............      623,114       628,366
GSMPS Mortgage Loan Trust, 5.31%,
9/25/06 * (a) .......................................      514,360       517,024
GSMPS Mortgage Loan Trust, Series
2004-4, Class 1AF, 5.36%, 6/25/34 * .................      640,456       644,334
Master Specialized Loan Trust, Series
2004-1, Class A1, 5.36%, 7/25/34 * (a) ..............      198,917       199,166
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 2A2, 4.21%, 2/25/33 ...........      109,767       110,976
MLCC Mortgage Investors, Inc., Series
1999-A, Class A, 5.28%, 3/15/25 * ...................      236,394       237,581
MLCC Mortgage Investors, Inc., Series
2003-B, Class A1, 5.30%, 4/25/28 * ..................      214,894       216,420
Nationslink Funding Corp., Series
1999-SL, Class A4, 6.65%, 11/10/30 ..................       93,747        93,795
SBA Participation Certificates, Series
2000-10C, Class 1, 7.88%, 5/1/10 ....................       99,466       102,561
SBA, Series 1996-P10C, Class 1,
7.35%, 8/10/06 ......................................      113,587       114,268
Sequoia Mortgage Trust, Series 7, Class A,
5.26%, 6/20/32 * ....................................      182,414       182,679
Sequoia Mortgage Trust, Series 10,
Class 1A, 5.32%, 10/20/27 * .........................      210,385       210,639
Sequoia Mortgage Trust, Series 9, Class 1A,
5.27%, 9/20/32 * ....................................      248,375       248,835
Structured Asset Securities Corp., Series
2003-9A, Class 2A1, 3.83%, 3/25/33 ..................       94,959        93,339

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
SHORT-TERM BOND FUND                                  APRIL 30, 2006 (UNAUDITED)

COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED

                                                         PRINCIPAL
SECURITY DESCRIPTION                                    AMOUNT ($)    VALUE ($)
--------------------                                    ----------   -----------
Structured Asset Securities Corp., Series
2004-S3, Class A, 5.21%, 10/25/34 * .................       52,127        52,176
Washington Mutual, Series 2005-AR1,
Class A1A, 5.28%, 1/25/45 * .........................      428,868       429,605
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                                                     -----------
(AMORTIZED COST $7,622,953) .........................                  7,612,048
                                                                     -----------
CORPORATE BONDS (4.0%)
FINANCIALS (4.0%)
American Express Centurion, 5.00%,
7/19/07 * ...........................................      300,000       300,458
Bank One Corp., 6.88%, 8/1/06 .......................      150,000       150,603
Bear Stearns Co., 5.13%, 9/15/06 * ..................      200,000       200,238
General Electric Capital Corp., 5.08%,
1/5/07 * ............................................      145,000       145,130
Hartford Life Global Fund, 5.08%, 9/15/09 * .........      200,000       200,585
John Hancock Global Funding II, 5.16%,
4/3/09 * (a) ........................................      250,000       250,702
Merrill Lynch & Co., 5.17%, 5/22/06 * ...............      225,000       225,001
Merrill Lynch & Co., 5.23%, 1/2/08 * ................      100,000       100,310
National City Bank, 4.89%, 2/7/08 * .................      200,000       200,224
Nationwide Life Global Funding, 4.84%,
5/15/07 * (a) .......................................      150,000       150,242
URC Holdings Corp., 7.88%, 6/30/06 (a) ..............      275,000       275,749
TOTAL CORPORATE BONDS
                                                                     -----------
(AMORTIZED COST $2,198,542) .........................                  2,199,242
                                                                     -----------
MEDIUM TERM/SENIOR NOTES (3.3%)
FINANCIALS (3.3%)
American General Finance, Series H, 5.10%,
4/5/07 * ............................................      325,000       325,311
American Honda Finance, 5.15%,
4/13/07 * (a) .......................................      175,000       175,233
American Honda Finance, 5.20%,
7/11/06 * (a) .......................................      150,000       150,052
Citigroup Global, Series A, 5.00%,
12/12/06 * ..........................................      300,000       300,240
Goldman Sachs Group, Inc., 5.16%,
1/9/07 * ............................................      300,000       300,345
JP Morgan Chase & Co., Series C, 5.02%,
12/12/06 * ..........................................      300,000       300,361
Washington Mutual Bank, 5.45%, 7/25/06 * ............      260,000       260,207
                                                                     -----------
TOTAL MEDIUM TERM/SENIOR NOTES
(AMORTIZED COST $1,810,194) .........................                  1,811,749
                                                                     -----------
TAXABLE MUNICIPAL BONDS (11.0%)
ARIZONA (0.5%)
Phoenix, Series A, GO, 4.00%, 7/1/06 ................      200,000       199,646
State, Educational Loan Marketing Corp.,
Series A-1, 4.93%, 12/1/37 * ........................      100,000       100,000
                                                                     -----------
                                                                         299,646
                                                                     -----------
CONNECTICUT (0.3%)
Hamden, Series B, GO, 4.60%, 7/15/06 ................      190,000       189,700
                                                                     -----------
GEORGIA (0.3%)
Municipal Electric Authority, 4.95%, 1/1/07 .........      150,000       149,670
                                                                     -----------
ILLINOIS (0.5%)
Cook County, School District #68,
5.20%, 12/1/06 ......................................      250,000       250,110
                                                                     -----------
MASSACHUSETTS (0.4%)
State, Series D, 4.43%, 1/1/07 ......................      250,000       248,765
                                                                     -----------
MICHIGAN (0.9%)
Muskegon County, GO, 4.00%, 6/1/06 ..................      250,000       249,777
State, GO, 3.99%, 11/1/07 ...........................      250,000       245,953
                                                                     -----------
                                                                         495,730
                                                                     -----------
MINNESOTA (0.7%)
Savage Minnesota, GO, 4.85%, 2/1/07 .................      200,000       199,244
State, Colleges and Universities, Series
B, 5.00%, 10/1/06 ...................................      200,000       199,822
                                                                     -----------
                                                                         399,066
                                                                     -----------
MISSISSIPPI (0.4%)
Jackson County, 3.94%, 6/1/06 .......................      200,000       199,802
                                                                     -----------
MISSOURI (1.8%)
Higher Education Loan Authority, Series N,
5.00%, 7/1/32 * .....................................      400,000       400,000
State, Series E, 4.80%, 5/1/44 * ....................      600,000       600,000
                                                                     -----------
                                                                       1,000,000
                                                                     -----------
NEW YORK (0.9%)
New York, Series L, 4.00%, 12/1/06 ..................      300,000       297,891
Ulster County, GO, 4.95%, 11/15/06 ..................      200,000       199,724
                                                                     -----------
                                                                         497,615
                                                                     -----------
PENNSYLVANIA (1.4%)
Harrisburg, Redevelopment Authority, 3.74%,
11/15/30 * ..........................................      150,000       148,748
Higher Education Assistance Agency, 4.81%,
9/1/43 * ............................................      600,000       600,000
                                                                     -----------
                                                                         748,748
                                                                     -----------
TEXAS (2.2%)
Brazos, Series A11, 4.90%, 12/1/38 * ................      600,000       600,000
Panhandle-Plains, Series A-3, 4.78%, 4/1/31 * .......      600,000       599,999
                                                                     -----------
                                                                       1,199,999
                                                                     -----------
VIRGINIA (0.2%)
Manassas Virgina, 5.50%, 7/1/06 .....................      125,000       125,078
                                                                     -----------
WISCONSIN (0.5%)
Wausau Wisconsin, GO, 4.75%, 10/1/06 ................      280,000       279,401
                                                                     -----------
TOTAL TAXABLE MUNICIPAL BONDS (AMORTIZED
COST $6,097,660) ....................................                  6,083,330
                                                                     -----------
U.S. GOVERNMENT AGENCY PASS-THROUGH
SECURITIES (8.7%)
FANNIE MAE (8.6%)
3.64%, 7/1/07, Pool #385793 * .......................      944,459       929,408
4.18%, 5/1/34, Pool #784365 * .......................      138,132       135,707
4.44%, 6/1/34, Pool #789463 * .......................      415,225       404,184
4.50%, 4/1/13, Pool #254717 .........................    1,075,990     1,045,478
4.87%, 1/1/35, Pool #810896 * .......................      706,224       698,032
5.02%, 6/1/40, Pool #557072 * .......................       29,289        29,569
5.07%, 7/1/35, Pool #834933 * .......................      907,096       897,574
5.50%, 1/1/10, Pool #687086 .........................      442,250       439,101
5.56%, 11/1/21, Pool #365421 * ......................       79,305        78,827
6.50%, 12/1/15, Pool #545927 ........................       59,725        61,133
8.50%, 8/1/30, Pool #542611 .........................       14,358        15,498
                                                                     -----------
                                                                       4,734,511
                                                                     -----------
FREDDIE MAC (0.0%)
5.66%, 4/1/29, Pool #846367 * .......................       20,263        20,723
                                                                     -----------
SMALL BUSINESS ADMINISTRATION (0.1%)
8.13%, 1/25/10, Pool #503653 * ......................       20,805        21,392
8.48%, 5/25/15, Pool #502966 * ......................       22,461        23,937
                                                                     -----------
                                                                          45,329
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY PASS-
THROUGH SECURITIES (AMORTIZED COST $4,912,323) ......                  4,800,563
                                                                     -----------

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
SHORT-TERM BOND FUND                                  APRIL 30, 2006 (UNAUDITED)

U.S. GOVERNMENT AGENCY SECURITIES (9.9%)

                                                         PRINCIPAL
SECURITY DESCRIPTION                                    AMOUNT ($)    VALUE ($)
--------------------                                    ----------   -----------
FANNIE MAE (2.8%)
5.15%, 9/21/07 ......................................      250,000       249,517
5.20%, 9/28/07 ......................................      400,000       399,659
5.25%, 3/20/08 ......................................      250,000       249,792
5.25%, 4/4/08 .......................................      400,000       399,609
5.38%, 4/3/08 .......................................      250,000       249,674
                                                                     -----------
                                                                       1,548,251
                                                                     -----------
FEDERAL FARM CREDIT BANK (1.8%)
5.03%, 3/14/08 ......................................      500,000       499,090
5.08%, 3/16/09 ......................................      500,000       499,244
                                                                     -----------
                                                                         998,334
                                                                     -----------
FEDERAL HOME LOAN BANK (2.8%)

5.00%, 3/13/07 ......................................      400,000       399,372
5.00%, 3/20/07 ......................................      500,000       499,211
5.05%, 10/11/07 .....................................      400,000       398,900
5.08%, 2/22/07 ......................................      250,000       249,789
                                                                     -----------
                                                                       1,547,272
                                                                     -----------
FREDDIE MAC (2.5%)

5.10%, 3/14/08 ......................................      400,000       399,044
5.13%, 4/24/07 ......................................      250,000       249,653
5.13%, 9/28/07 ......................................      500,000       498,907
5.30%, 4/17/08 ......................................      250,000       249,970
                                                                     -----------
                                                                       1,397,574
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(AMORTIZED COST $5,496,993) .........................                  5,491,431
                                                                     -----------
U.S. TREASURY OBLIGATIONS (26.6%)
U.S. TREASURY BILLS (1.0%)
4.49%, 6/22/06 ......................................      540,000       536,462
                                                                     -----------
U.S. TREASURY NOTES (25.6%)

2.38%, 8/15/06 ......................................    3,500,000     3,475,801
2.50%, 5/31/06 ......................................    3,500,000     3,494,533
3.25%, 8/15/08 ......................................    2,895,000     2,794,920
3.50%, 5/31/07 ......................................      600,000       591,211
3.63%, 7/15/09 ......................................    4,000,000     3,852,188
                                                                     -----------
                                                                      14,208,653
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED
COST $15,027,432) ...................................                 14,745,115
                                                                     -----------
INVESTMENT COMPANIES (3.0%)
Federated Government Obligations Money
Market Fund .........................................    1,674,134     1,674,134
                                                                     -----------
TOTAL INVESTMENT COMPANIES
(COST $1,674,134) ...................................                  1,674,134
                                                                     -----------
TOTAL INVESTMENTS
(COST $55,657,418) - 99.7% ..........................                 55,154,785
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% ........                    139,926
                                                                     -----------
NET ASSETS - 100.0% .................................                $55,294,711
                                                                     ===========

----------
* Variable rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2006.

(a) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
SHORT-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value ($55,657,418) ...................              $55,154,785
Interest and dividends receivable .....................                  304,790
Receivable for capital shares issued ..................                      282
Reclaims receivable ...................................                    7,690
Prepaid expenses ......................................                    5,740
                                                                     -----------
TOTAL ASSETS ..........................................               55,473,287
                                                                     -----------
LIABILITIES:
Dividends payable .....................................   $120,905
Payable for capital shares redeemed ...................      2,048
   Investment Advisory ................................     11,226
   Administration .....................................     13,436
   Accounting .........................................     13,743
   Transfer Agent .....................................        928
   Custodian ..........................................        945
   Other ..............................................     15,346
                                                          --------
TOTAL LIABILITIES .....................................                  178,576
                                                                     -----------
NET ASSETS ............................................              $55,294,711
                                                                     ===========
COMPOSITION OF NET ASSETS:
Shares of Beneficial interest, at par value ...........              $     5,559
Additional paid-in captial ............................               56,013,246
Distributions in excess of net investment income ......                 (11,215)
Accumulated net realized losses from investment
   transactions .......................................                 (210,246)
Net unrealized depreciation from investments ..........                 (502,633)
                                                                     -----------
NET ASSETS ............................................              $55,294,711
                                                                     ===========
INSTITUTIONAL CLASS SHARES
   Net Assets .........................................              $55,294,711
   Shares outstanding .................................                5,559,319
   Net Asset Value, Offering Price and Redemption Price
      per share .......................................              $      9.95
                                                                     ===========

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Interest ............................................              $1,130,189
   Dividend ............................................                   9,322
   Dividend income from affiliate ......................                  48,555
                                                                      ----------
TOTAL INVESTMENT INCOME ................................               1,188,066
                                                                      ----------
EXPENSES:
   Investment Advisory .................................   $109,960
   Administration ......................................     50,502
   Distribution ........................................     45,574
   Service .............................................     46,332
   Accounting ..........................................     27,745
   Custodian ...........................................      5,497
   Transfer Agent ......................................      2,218
   Trustee .............................................      3,712
   Other ...............................................     31,473
                                                           --------
TOTAL EXPENSES BEFORE FEE REDUCTIONS ...................                 323,013
   Expenses reduced by the Investment Adviser ..........                 (98,767)
   Expenses reduced by the Distributor .................                 (45,574)
   Expenses reduced by the Administrator ...............                 (18,533)
                                                                      ----------
NET EXPENSES ...........................................                 160,139
                                                                      ----------
NET INVESTMENT INCOME ..................................               1,027,927
                                                                      ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions .......                 (38,582)
Change in unrealized appreciation/depreciation
   from investments ....................................                 (67,620)
                                                                      ----------
Net realized/unrealized losses from investments ........                (106,202)
                                                                      ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .........              $  921,725
                                                                      ==========

                       See Notes to Financial Statements.

AMERICAN INDEPENDENCE FUNDS TRUST
SHORT-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                      ENDED APRIL    YEAR ENDED
                                                        30, 2006     OCTOBER 31,
                                                      (UNAUDITED)       2005
                                                      -----------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ..........................   $ 1,027,927   $  1,595,210
   Net realized gains (losses) from investment
      transactions ................................       (38,582)       (93,927)
   Change in unrealized appreciation/depreciation
      from investments ............................       (67,620)      (489,797)
                                                      -----------   ------------
CHANGE IN NET ASSETS FROM OPERATIONS ..............       921,725      1,011,486
                                                      -----------   ------------
DISTRIBUTIONS:
   FROM NET INVESTMENT INCOME:
      Institutional Class Shares ..................    (1,045,160)    (1,679,978)
   FROM NET REALIZED GAINS FROM INVESTMENT
      TRANSACTIONS:
      Institutional Class Shares ..................            (6)       (62,639)
                                                      -----------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
   DISTRIBUTIONS ..................................    (1,045,166)    (1,742,617)
                                                      -----------   ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ....    (1,443,560)      (532,182)
                                                      -----------   ------------
CHANGE IN NET ASSETS ..............................    (1,567,001)    (1,263,313)
NET ASSETS:
   Beginning of period ............................    56,861,712     58,125,025
                                                      -----------   ------------
   End of period ..................................   $55,294,711   $ 56,861,712
                                                      ===========   ============
Undistributed (distributions in excess of) net
   investment income ..............................   $   (11,215)  $      6,018
                                                      ===========   ============
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Proceeds from shares issued ....................   $ 4,853,720   $  9,333,774
   Dividends reinvested ...........................       384,726        707,547
   Cost of shares redeemed ........................    (6,682,006)   (10,573,503)
                                                      -----------   ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ....   $(1,443,560)  $   (532,182)
                                                      ===========   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Issued .........................................       487,134        930,130
   Reinvested .....................................        38,615         70,569
   Redeemed .......................................      (670,538)    (1,055,377)
                                                      -----------   ------------
CHANGE IN INSTITUTIONAL CLASS SHARES ..............      (144,789)       (54,678)
                                                      ===========   ============

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
SHORT-TERM BOND FUND

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

Selected data for a share outstanding throughout the period indicated.


                                                    SIX MONTHS
                                                      ENDED
                                                    APRIL 30,                YEARS ENDED OCTOBER 31,
                                                       2006      -----------------------------------------------
                                                   (UNAUDITED)     2005      2004      2003      2002      2001
                                                   -----------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ...........   $  9.97       $ 10.09   $ 10.17   $ 10.17   $ 10.40   $  9.96
                                                   -------       -------   -------   -------   -------   -------
INVESTMENT ACTIVITIES
   Net investment income .......................      0.47          0.26      0.17      0.22      0.38      0.53
   Net realized and unrealized gains (losses)
      from investments .........................     (0.01)        (0.08)    (0.05)     0.02     (0.18)     0.44
                                                   -------       -------   -------   -------   -------   -------
   Total from Investment Activities ............      0.46          0.18      0.12      0.24      0.20      0.97
                                                   -------       -------   -------   -------   -------   -------
DISTRIBUTIONS
   Net investment income .......................     (0.47)        (0.29)    (0.18)    (0.24)    (0.38)    (0.53)
   Net realized gains from investments .........     (0.01)        (0.01)    (0.02)       --     (0.05)       --
                                                   -------       -------   -------   -------   -------   -------
      Total Distributions ......................     (0.48)        (0.30)    (0.20)    (0.24)    (0.43)    (0.53)
                                                   -------       -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD .................   $  9.95       $  9.97   $ 10.09   $ 10.17   $ 10.17   $ 10.40
                                                   =======       =======   =======   =======   =======   =======
TOTAL RETURN ...................................      4.29%(a)      1.76%     1.23%     2.41%     2.02%    10.02%

RATIOS/SUPPLEMENTAL DATA:

Net Assets at end of year (000's) ..............   $55,295       $56,862   $58,125   $61,392   $48,579   $47,624
Ratio of expenses to average net assets ........      0.58%(b)      0.65%     0.65%     0.65%     0.65%     0.65%
Ratio of net investment income to average net
   assets ......................................      3.74%(b)      2.70%     1.69%     2.13%     3.71%     5.26%
Ratio of expenses to average net assets (c) ....      1.01%(b)      1.34%     1.33%     1.33%     1.33%     1.28%
Portfolio turnover rate (d) ....................     13.58%(a)     63.43%    68.14%    72.06%    66.57%    65.87%

----------
(a)  Not annualized.

(b)  Annualized.

(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
INTERMEDIATE BOND FUND                                APRIL 30, 2006 (UNAUDITED)

ASSET BACKED SECURITIES  (8.8%)

                                                         PRINCIPAL
SECURITY DESCRIPTION                                    AMOUNT ($)    VALUE ($)
--------------------                                    ----------   -----------
Green Tree Financial Corp., Series
1997-7, Class A8, 6.86%, 7/15/29 ....................      200,142   $   203,097
Harley-Davidson Motorcycle Trust
2005-3A2, 4.41%, 2005-3 A2 6/15/12 ..................      500,000       492,373
Honda Auto Receivables Owner Trust,
Series 2003-2, Class A4, 2.16%, 10/21/08 ............      346,425       342,016
Household Automotive Trust, Series
2005-3, Class A3, 4.80%, 10/17/10 ...................      400,000       397,382
Hyundai Auto Receivables Trust, Series
2005-A, Class A3, 3.98%, 11/16/09 ...................      360,000       353,230
MSDWCC Heloc Trust, Series 2003-1,
Class A, 5.23%, 11/25/15 * ..........................      160,465       160,593
Nissan Auto Receivables Owner Trust,
Series 2005-B, Class A3, 3.99%, 7/15/09 .............      500,000       493,453
Onyx Acceptance Owner Trust, Series
2004-C, Class A4, 3.50%, 12/15/11 ...................      275,000       268,780
Residential Asset Mortgage Products,
Inc., Series 2003-RP1, Class A, 5.03%,
11/25/34 * (a) ......................................       33,696        33,979
Residential Asset Mortgage Products,
Inc., Series 2004-RP1, Class A2A, 5.26%,
11/25/42 * (a) ......................................       22,932        22,998
Triad Auto Receivables Owner Trust,
Series 2005-B, Class A3, 4.28%, 6/14/10 .............      300,000       295,856
U.S. Education Loan Trust, Series
2004-3A, Class A3, 5.07%, 6/1/39 * (a) ..............      500,000       503,281
Volkswagen Auto Lease Trust, Series
2005-A, Class A3, 3.82%, 5/20/08 ....................      400,000       396,679
Wachovia Asset Securitization, Inc., Series
2003-HE2, Class AII1, 5.22%, 7/25/33 * ..............      159,878       160,378
WFS Financial Owner Trust, Series
2005-3, Class A4, 4.38%, 5/19/13 ....................      300,000       293,797
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
(AMORTIZED COST $4,454,989) .........................                  4,417,892
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (15.4%)
Countrywide Home Loans, Series
2004-R1, Class 1AF, 5.36%, 11/25/34 * (a) ...........      457,850       460,480
Crown Castle Towers LLC, Series
2005-1A, Class AFX, 4.64%, 6/15/35 (a) ..............      140,000       134,053
CS First Boston Mortgage Securities
Corp, Series 2004-AR5, Class 10A1, 5.00%,
6/25/34 * ...........................................      167,148       164,934
Fannie Mae Grantor Trust, Series
2004-T3, Class 1A1, 6.00%, 2/25/44 ..................      643,948       644,230
Fannie Mae Whole Loan, Series
2004-W8, Class 3A, 7.50%, 6/25/44 ...................      276,571       287,873
Fannie Mae, Series 2002-16, Class XU,
5.50%, 4/25/17 ......................................    3,100,000     3,078,300
Fannie Mae, Series 2002-49, Class KG,
5.50%, 8/25/17 ......................................      500,000       495,018
Fannie Mae, Series 2003-92, Class HP,
4.50%, 9/25/18 ......................................      601,937       580,707
Freddie Mac Structured Pass Through
Securities, Series T-58, Class 2A, 6.50%,
9/25/43 .............................................      407,507       413,852
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-D, Class A, 7.12%, 6/18/29 ..............       51,960        51,952
MLCC Mortgage Investors, Inc., Series
2003-B, Class A1, 5.30%, 4/25/28 * ..................      179,078       180,350
MLCC Mortgage Investors, Inc., Series
2003-D, Class A, 5.27%, 8/25/28 * ...................      226,580       227,164
Nationslink Funding Corp., Series
1999-SL, Class A4, 6.65%, 11/10/30 ..................       93,747        93,795
Sequoia Mortgage Trust, Series 10,
Class 1A, 5.32%, 10/20/27 * .........................      210,385       210,639
Structured Asset Securities Corp., Series
2004-S3, Class A, 5.21%, 10/25/34 * .................       33,014        33,045
Washington Mutual, Series 2003-AR1,
Class A6, 4.50%, 3/25/33 ............................      644,605       632,797
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(AMORTIZED COST $7,729,351) .........................                  7,689,189
                                                                     -----------
CORPORATE BONDS (22.4%)
CONSUMER DISCRETIONARY (4.0%)
Aramark Services, Inc., 6.38%, 2/15/08 ..............      150,000       151,863
Duke Realty Corp., 5.20%, 12/22/06 * ................      225,000       225,234
Fedex Corp., 7.52%, 1/15/18 .........................      121,768       126,798
Harvard University, 8.13%, 4/15/07 ..................      250,000       256,947
Honeywell International, 6.13%, 11/1/11 .............      250,000       256,903
Ingersoll-Rand Co., 4.75%, 5/15/15 ..................      125,000       116,077
Masco Corp., 5.88%, 7/15/12 .........................      175,000       174,924
McDonald's Corp. 8.88%, 4/1/11 ......................      125,000       142,376
Pearson PLC, 7.00%, 6/15/11 (a) .....................       50,000        52,017
Prologis, 5.25%, 11/15/10 (a) .......................       85,000        83,412
Rubbermaid, Inc., 6.60%, 11/15/06 ...................      125,000       125,850
Thermo Electron Corp., 5.00%, 6/1/15 (a) ............      125,000       116,383
Thomson Corp., 6.20%, 1/5/12 ........................      175,000       178,123
                                                                     -----------
                                                                       2,006,907
                                                                     -----------
CONSUMER STAPLES (1.8%)
Cargill, Inc., 6.38%, 6/1/12 (a) ....................      175,000       181,824
Conagra, Inc., 7.88%, 9/15/10 .......................      175,000       188,708
General Mills, Inc., 6.45%, 10/15/06 ................      150,000       150,765
Kellogg Co., 6.60%, 4/1/11 ..........................      210,000       219,216
Kraft Foods, Inc., 6.25%, 6/1/12 ....................      150,000       154,041
                                                                     -----------
                                                                         894,554
                                                                     -----------
ENERGY (0.7%)
Marathon Oil Corp., 6.13%, 3/15/12 ..................      165,000       168,338
Union Oil Co. of California, 9.40%, 2/15/11 .........      150,000       173,710
                                                                     -----------
                                                                         342,048
                                                                     -----------
FINANCIALS (13.0%)
AIG Sun America Global Finance, 5.85%,
8/1/08 (a) ..........................................      180,000       181,817
Allstate Financial Global Funding, 6.50%,
6/14/11 (a) .........................................      300,000       312,236
American Express Credit, 5.00%, 12/2/10 .............      175,000       172,030
AmSouth Bancorp, 6.13%, 3/1/09 ......................      100,000       101,979
Bank of America Corp., 7.40%, 1/15/11 ...............      300,000       322,886
Bank One Corp., 10.00%, 8/15/10 .....................      230,000       265,873
Berkley Corp., 5.13%, 9/30/10 .......................      150,000       145,223
Blue Cross Blue Shield, 8.25%, 11/15/11(a) ..........      150,000       167,067
Citigroup, Inc., 6.50%, 1/18/11 .....................      115,000       119,657
City National Bank, 6.75%, 9/1/11 ...................      250,000       264,591
First Tennessee Bank, 5.05%, 1/15/15 ................      200,000       189,015
First Union National Bank, 7.80%, 8/18/10 ...........      300,000       325,514
Firstar Bank N.A., 7.13%, 12/1/09 ...................      150,000       158,028
Fort Eustis, 4.98%, 12/15/20 ........................      200,000       180,858
Fort Sam Houston Military Housing, 5.18%,
3/15/20 (a) .........................................      175,000       163,590
Goldman Sachs Group, Inc., 6.88%, 1/15/11 ...........      225,000       236,826
John Hancock Global Funding II, 7.90%,
7/2/10 (a) ..........................................      200,000       219,176
Manufacturers & Traders Trust Co., 5.59%,
12/28/20 * ..........................................      169,000       163,614
Marshall & Ilsley Bank, 6.38%, 9/1/11 ...............      200,000       207,465
Metlife, Inc., 5.38%, 12/15/12 ......................       80,000        78,694

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
INTERMEDIATE BOND FUND                                APRIL 30, 2006 (UNAUDITED)

U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED

                                                         PRINCIPAL
SECURITY DESCRIPTION                                    AMOUNT ($)    VALUE ($)
--------------------                                    ----------   -----------
Morgan Stanley Dean Witter, 6.75%, 4/15/11 ..........      250,000       262,385
National City Bank, 6.20%, 12/15/11 .................      150,000       154,460
National City Bank of Kentucky, 6.30%,
2/15/11 .............................................       75,000        77,349
New York Life Global Funding, 5.38%,
9/15/13 (a) .........................................      240,000       236,068
Pacific Pilot Funding Ltd., 5.35%,
10/20/16 * (a) ......................................      149,081       148,856
Pearson Dollar Financial, 5.70%, 6/1/14 (a) .........      115,000       111,206
PNC Funding Corp., 6.13%, 2/15/09 ...................      150,000       152,652
Preferred Term Securities IV, 5.93%,
12/23/31 * (a) ......................................      150,000       151,125
Principal Life Global, 6.25%, 2/15/12 (a) ...........      150,000       154,528
Protective Life U.S. Funding, 5.88%,
8/15/06 (a) .........................................      150,000       150,245
Prudential Insurance, 7.65%, 7/1/07 (a) .............      250,000       256,409
Safeco Corp., 4.88%, 2/1/10 .........................      150,000       146,332
Sovereign Bank, 4.00%, 2/1/08 .......................      250,000       244,574
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11 .............      150,000       155,736
Unitrin, Inc., 5.75%, 7/1/07 ........................      150,000       150,099
                                                                     -----------
                                                                       6,528,163
                                                                     -----------
HEALTH CARE (1.0%)
American Home Products, 6.95%, 3/15/11 ..............      135,000       142,511
Bristol-Myers Squibb Co., 5.75%, 10/1/11 ............      160,000       161,220
Schering-Plough Corp., 5.30%, 12/1/13 ...............      185,000       181,367
                                                                     -----------
                                                                         485,098
                                                                     -----------
INDUSTRIALS (0.3%)
Praxair, Inc., 6.50%, 3/1/08 ........................      125,000       127,442
                                                                     -----------
MATERIALS (1.0%)
Alcan, Inc., 6.25%, 11/1/08 .........................      170,000       173,078
Alcoa Inc, 6.00%, 1/15/12 ...........................      165,000       168,575
Bemis Company, Inc., 4.88%, 4/1/12 (a) ..............      175,000       167,126
                                                                     -----------
                                                                         508,779
                                                                     -----------
TELECOMMUNICATIONS (0.3%)
Sprint Capital Corp., 6.00%, 1/15/07 ................      140,000       140,570
                                                                     -----------
UTILITIES (0.3%)
General Electric Co., 5.00%, 2/1/13 .................      170,000       164,590
                                                                     -----------
TOTAL CORPORATE BONDS
(AMORTIZED COST $11,363,500) ........................                 11,198,151
                                                                     -----------
MEDIUM TERM/SENIOR NOTES (0.5%)
CONSUMER DISCRETIONARY (0.5%)
Stanford University, Series A, 6.16%, 4/30/11 .......      225,000       232,242
                                                                     -----------
TOTAL MEDIUM TERM/SENIOR NOTES
(AMORTIZED COST $225,000) ...........................                    232,242
                                                                     -----------
TAXABLE MUNICIPAL BONDS (6.8%)
ARKANSAS (0.9%)
State, Water-Waste Disposal, Series A,
GO, 6.00%, 7/1/08, OID ..............................      435,000       441,899
                                                                     -----------
ILLINOIS (1.4%)
Chicago, Series C, 4.69%, 1/1/11 ....................      175,000       170,222
Chicago, Series D, GO, 4.72%, 1/1/12 ................      200,000       193,365
Loyola University, Series C, 4.80%, 7/1/13 ..........      150,000       140,049
State, Pension, GO, 3.55%, 6/1/11 ...................      170,000       156,504
                                                                     -----------
                                                                         660,140
                                                                     -----------
INDIANA (0.5%)
State, Series A, 3.69%, 1/15/08 .....................      275,000       267,952
                                                                     -----------
LOWA (0.5%)
Davenport, Series A, GO, 4.60%,
6/1/12, OID .........................................      160,000       153,247
Des Moines, Hotel & Motel, GO,
5.85%, 12/1/11, OID .................................      115,000       117,763
                                                                     -----------
                                                                         271,010
                                                                     -----------
MAINE (0.6%)
State, GO, 3.25%, 6/15/10 ...........................      300,000       277,188
                                                                     -----------
MICHIGAN (0.2%)
State, GO, 3.99%, 11/1/07 ...........................      125,000       122,976
                                                                     -----------
MINNESOTA (0.3%)
Kandiyohi County, Series A, 5.00%, 6/15/15 ..........      180,000       171,115
                                                                     -----------
MISSISSIPPI (0.4%)
Jackson County, 5.00%, 6/1/13 .......................      190,000       182,406
                                                                     -----------
NEW YORK (0.3%)
New York, Series J, 2.60%, 6/1/07 ...................      150,000       145,871
                                                                     -----------
OREGON (0.4%)
State, Alternative Energy Project, Series
F, GO, 5.25%, 10/1/09, OID ..........................      225,000       223,497
                                                                     -----------
PENNSYLVANIA (0.4%)
Bethlehem, Series B, GO, 4.85%, 11/1/13 .............      190,000       181,798
                                                                     -----------
TENNESSEE (0.4%)
State, Series B, GO, 6.00%, 2/1/09 ..................      175,000       178,322
                                                                     -----------
TEXAS (0.3%)
State, Water Financial Assistance, GO,
3.50%, 8/1/11 .......................................      175,000       159,576
                                                                     -----------
WISCONSIN (0.2%)
State, Series A, GO, 4.80%, 5/1/13 ..................      125,000       119,721
                                                                     -----------
TOTAL TAXABLE MUNICIPAL BONDS
(AMORTIZED COST $3,516,182) .........................                  3,403,471
                                                                     -----------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
(12.8%)
FANNIE MAE (10.7%)
4.04%, 6/1/33, Pool #708318 * .......................      327,926       321,361
4.17%, 2/1/09, Pool #386844 .........................      468,497       454,044
4.25%, 3/1/34, Pool #776486 * .......................      261,175       255,587
4.61%, 7/1/12, Pool #387461 .........................    1,250,000     1,192,443
4.67%, 1/1/10, Pool #385732 .........................      462,346       445,424
4.73%, 12/1/12, Pool #385682 ........................      462,852       442,590
4.87%, 1/1/35, Pool #810896 * .......................    1,412,448     1,396,066
5.01%, 4/1/11, Pool #387392 .........................      741,758       730,138
5.56%, 11/1/21, Pool #365421 * ......................      164,114       163,124
                                                                     -----------
                                                                       5,400,777
                                                                     -----------
FREDDIE MAC (2.1%)
4.50%, 11/1/18, Pool #B10834 ........................    1,055,043     1,006,323
5.66%, 4/1/29, Pool #846367 * .......................       20,263        20,723
                                                                     -----------
                                                                       1,027,046
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY PASS-
THROUGH SECURITIES (AMORTIZED COST $6,728,551) ......                  6,427,823
                                                                     -----------
U.S. GOVERNMENT AGENCY SECURITIES (4.5%)
FANNIE MAE (0.5%)
5.50%, 4/28/08 ......................................      250,000       250,061
                                                                     -----------
FEDERAL FARM CREDIT BANK (2.0%)
5.03%, 3/14/08 ......................................      500,000       499,090
5.08%, 3/16/09 ......................................      500,000       499,244
                                                                     -----------
                                                                         998,334
                                                                     -----------

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
INTERMEDIATE BOND FUND                                APRIL 30, 2006 (UNAUDITED)

U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED

                                                        PRINCIPAL
SECURITY DESCRIPTION                                    AMOUNT ($)    VALUE ($)
--------------------                                    ----------   ----------
FEDERAL HOME LOAN BANK (2.0%)
5.00%, 2/29/08 ......................................      500,000       498,834
5.08%, 2/22/07 ......................................      500,000       499,578
                                                                     -----------
                                                                         998,412
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(AMORTIZED COST $2,248,789) .........................                  2,246,807
                                                                     -----------
U.S. TREASURY OBLIGATIONS (25.6%)
U.S. TREASURY BONDS (7.1%)
7.25%, 5/15/16 ......................................    3,070,000     3,578,951
                                                                     -----------
U.S. TREASURY NOTES (18.5%)
1.88%, 7/15/15, Treasury Inflation Index ............      450,000       441,467
2.00%, 7/15/14 ......................................      550,000       565,209
2.50%, 5/31/06 ......................................    2,500,000     2,496,094
3.88%, 9/15/10 ......................................      295,000       283,131
4.00%, 2/15/15 ......................................      300,000       278,063
4.13%, 5/15/15 ......................................      850,000       793,555
4.25%, 11/30/07 .....................................    1,000,000       990,547
4.25%, 1/15/11 ......................................      450,000       437,450
4.38%, 12/31/07 .....................................    1,500,000     1,487,990
4.38%, 11/15/08 .....................................      750,000       741,182
4.38%, 8/15/12 ......................................      335,000       324,427
4.50%, 11/15/15 .....................................      500,000       478,672
                                                                     -----------
                                                                       9,317,787
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(AMORTIZED COST $13,314,646) ........................                 12,896,738
                                                                     -----------
INVESTMENT COMPANIES (2.4%)
Federated Government Obligations
Money Market Fund ...................................    1,187,962     1,187,962
                                                                     -----------
TOTAL INVESTMENT COMPANIES
(COST $1,187,962) ...................................                  1,187,962
                                                                     -----------
TOTAL INVESTMENTS
(COST $50,768,970) - 99.2% ..........................                 49,700,275
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.8% ...............................                    391,207
                                                                     -----------
NET ASSETS - 100.0% .................................                $50,091,482
                                                                     ===========

----------
* Variable rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2006.

(a) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.

GO - General Obligation

OID - Original Issue Discount

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
INTERMEDIATE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value ($50,768,970) ..................              $49,700,275
Interest and dividends receivable ....................                  541,302
Receivable for capital shares issued .................                    7,776
Reclaims receivable ..................................                    1,079
Prepaid expenses .....................................                    5,521
                                                                    -----------
TOTAL ASSETS .........................................               50,255,953
                                                                    -----------
LIABILITIES:
Dividends payable ....................................   $104,875
Payable for capital shares redeemed ..................      6,989
   Investment Advisory ...............................     12,699
   Administration ....................................     12,189
   Accounting ........................................     12,997
   Transfer Agent ....................................      1,210
   Custodian .........................................        860
   Other .............................................     12,652
                                                         --------
TOTAL LIABILITIES ....................................                  164,471
                                                                    -----------
NET ASSETS ...........................................              $50,091,482
                                                                    ===========
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par value ..........              $     5,000
Additional paid-in capital ...........................               51,193,490
Undistributed net investment income ..................                   84,698
Accumulated net realized losses from
   investment transactions ...........................                 (123,011)
Net unrealized depreciation from investments .........               (1,068,695)
                                                                    -----------
NET ASSETS ...........................................              $50,091,482
                                                                    ===========
INSTITUTIONAL CLASS SHARES
   Net Assets ........................................              $50,091,482
   Shares outstanding ................................                4,999,927
   Net Asset Value, Offering Price and
      Redemption Price per share .....................              $     10.02
                                                                    ===========

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Interest ............................................             $1,209,759
   Dividend ............................................                 12,244
   Dividend income from affiliate ......................                 15,304
                                                                     ----------
TOTAL INVESTMENT INCOME ................................              1,237,307
                                                                     ----------
EXPENSES:
   Investment Advisory .................................   $99,304
   Administration ......................................    45,589
   Distribution ........................................    30,870
   Service .............................................    41,750
   Accounting ..........................................    27,305
   Custodian ...........................................     4,965
   Transfer agent ......................................     2,446
   Trustee .............................................     3,325
   Other ...............................................    28,486
                                                           -------
TOTAL EXPENSES BEFORE FEE REDUCTIONS ...................                284,040
   Expenses reduced by the Investment Adviser ..........                (64,589)
   Expenses reduced by the Distributor .................                (30,870)
   Expenses reduced by the Administrator ...............                (16,700)
                                                                     ----------
NET EXPENSES ...........................................                171,881
                                                                     ----------
NET INVESTMENT INCOME ..................................              1,065,426
                                                                     ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions .......               (123,012)
Change in unrealized appreciation/
   depreciation from investments .......................               (640,485)
                                                                     ----------
Net realized/unrealized losses from investments ........               (763,497)
                                                                     ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .........             $  301,929
                                                                     ==========

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
INTERMEDIATE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED    YEAR ENDED
                                                                        APRIL 30, 2006     OCTOBER 31,
                                                                          (UNAUDITED)         2005
                                                                       ----------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ...........................................     $ 1,065,426      $  2,083,623
   Net realized gains (losses) from investment transactions ........        (123,012)           87,256
   Change in unrealized appreciation/depreciation from investments..        (640,485)       (1,925,741)
                                                                         -----------      ------------
CHANGE IN NET ASSETS FROM OPERATIONS ...............................         301,929           245,138
                                                                         -----------      ------------
DISTRIBUTIONS:
FROM NET INVESTMENT INCOME:
   Institutional Class Shares ......................................      (1,032,853)       (2,157,977)
FROM NET REALIZED GAIN ON INVESTMENT:
   Institutional Class Shares ......................................          (6,225)         (254,411)
                                                                         -----------      ------------
CHANGE IN NET ASSETS FROM DISTRIBUTIONS ............................      (1,039,078)       (2,412,388)
                                                                         -----------      ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS .....................         819,964         2,433,447
                                                                         -----------      ------------
CHANGE IN NET ASSETS ...............................................          82,815           266,197
NET ASSETS:
   Beginning of period .............................................      50,008,667        49,742,470
                                                                         -----------      ------------
   End of period ...................................................     $50,091,482      $ 50,008,667
                                                                         ===========      ============
Undistributed net investment income ................................     $    84,698      $     52,125
                                                                         ===========      ============
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Proceeds from shares issued .....................................     $ 4,428,050      $ 13,652,232
   Dividends reinvested ............................................         431,295         1,124,412
   Cost of shares redeemed .........................................      (4,039,381)      (12,343,197)
                                                                         -----------      ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS .....................     $   819,964      $  2,433,447
                                                                         ===========      ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Issued ..........................................................         436,575         1,305,365
   Reinvested ......................................................          42,604           108,320
   Redeemed ........................................................        (398,538)       (1,193,423)
                                                                         -----------      ------------
CHANGE IN INSTITUTIONAL CLASS SHARES ...............................          80,641           220,262
                                                                         ===========      ============

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

Selected data for a share outstanding throughout the period indicated.

                                                              SIX MONTHS
                                                                ENDED
                                                              APRIL 30,                YEARS ENDED OCTOBER 31,
                                                                 2006      -----------------------------------------------
                                                             (UNAUDITED)     2005      2004      2003      2002      2001
                                                             -----------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD .....................   $ 10.17       $ 10.59   $ 10.69   $ 10.71   $ 10.54   $  9.82
                                                             -------       -------   -------   -------   -------   -------
INVESTMENT ACTIVITIES
   Net investment income .................................      0.61          0.39      0.39      0.43      0.55      0.56
   Net realized and unrealized gains (losses) from
      investments.........................................     (0.09)        (0.35)     0.02      0.05      0.15      0.72
                                                             -------       -------   -------   -------   -------   -------
   Total from Investment Activities ......................      0.52          0.04      0.41      0.48      0.70      1.28
                                                             -------       -------   -------   -------   -------   -------
DISTRIBUTIONS
   Net investment income .................................     (0.62)        (0.41)    (0.40)    (0.47)    (0.53)    (0.56)
   Net realized gains ....................................     (0.05)        (0.05)    (0.11)    (0.03)       --        --
                                                             -------       -------   -------   -------   -------   -------
      Total Distributions ................................     (0.67)        (0.46)    (0.51)    (0.50)    (0.53)    (0.56)
                                                             -------       -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD ...........................   $ 10.02       $ 10.17   $ 10.59   $ 10.69   $ 10.71   $ 10.54
                                                             =======       =======   =======   =======   =======   =======
TOTAL RETURN .............................................      5.37%(a)      0.36%     3.91%     4.53%     6.87%    13.35%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of year (000's) .....................   $50,091       $50,009   $49,742   $51,927   $48,006   $45,447
   Ratio of expenses to average net assets ...............      0.69%(b)      0.76%     0.76%     0.76%     0.76%     0.76%
   Ratio of net investment income to average net assets...      4.29%(b)      3.81%     3.66%     4.00%     5.29%     5.49%
   Ratio of expenses to average net assets (c) ...........      1.14%(b)      1.35%     1.34%     1.34%     1.33%     1.29%
   Portfolio turnover rate (d) ...........................     12.69%(a)     61.83%    85.91%    59.41%   135.72%    93.61%

----------
(a)  Not annualized.

(b)  Annualized.

(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
KANSAS TAX-EXEMPT BOND FUND                           APRIL 30, 2006 (UNAUDITED)

MUNICIPAL BONDS (98.9%)

SECURITY DESCRIPTION                                        SHARES     VALUE ($)
--------------------                                      ---------   ----------
KANSAS (98.9%)
Augusta, Waterworks Revenue, Series
A, 5.00%, 4/1/19, Callable 10/1/14 @ 100, RADIAN ......   1,180,000   $1,210,916
Barton County, School District #428,
Great Bend, GO, Series A, 5.30%, 9/1/15,
Pre-refunded 9/1/06 @ 100, FGIC .......................   1,390,000    1,397,742
Bourbon County, School District #234,
GO, Series B, 5.63%, 9/1/11,
Pre-refunded 9/1/06 @ 100, FSA ........................     285,000      286,884
Brown County, Horton School District
#430, GO, 5.38%, 9/1/13, Pre-refunded
9/1/06 @ 100, FSA .....................................     500,000      502,905
Burlington, Environmental Improvement
Revenue, 4.75%, 10/1/17 ...............................   1,225,000    1,234,592
Burlington, Environmental Improvement
Revenue, 3.65%, 12/1/23 * .............................   1,000,000    1,000,000
Butler & Sedgwick County, School
District #385, GO, 5.60%, 9/1/12, FSA .................   1,775,000    1,940,572
Butler & Sedwick County, School
District # 385, GO, 5.00%, 9/1/18 .....................   2,000,000    2,100,259
Butler County, School District, GO,
Series B, 5.00%, 9/1/24 ...............................   1,085,000    1,127,565
Cherokee County, COP, 5.00%,
12/1/21, FGIC .........................................   1,170,000    1,223,411
Cherokee County, COP, 6.25%,
12/1/23, Pre-refunded 6/1/08 @ 100 ....................     960,000    1,006,762
Chisholm Creek, Water & Sewer
Revenue, 5.25%, 9/1/14, Pre-refunded
9/1/12 @ 100, MBIA ....................................     710,000      764,485
Chisholm Creek, Water & Sewer
Revenue, 5.25%, 9/1/15, Pre-refunded
9/1/12 @ 100, MBIA ....................................     400,000      430,696
Coffeyville Community College,
Revenue, Series A, 5.05%, 10/1/25, Callable
10/1/15 @ 100 .........................................   1,975,000    1,931,669
Cowley County, School District #465,
GO, 5.25%, 10/1/15, Callable 10/1/13 @ 100,
MBIA ..................................................   1,310,000    1,402,800
Cowley County, School District #470,
GO, 5.45%, 12/1/12, Pre-refunded 12/1/06 @
100, FGIC .............................................     500,000      505,225
Cowley County, School District #470,
GO, 5.50%, 12/1/16, Callable 12/1/06 @
100, FGIC, OID ........................................   1,000,000    1,010,740
Dodge City, School District #443, GO,
4.70%, 9/1/15, Callable 9/1/08 @ 100, FSA .............     975,000      986,086
Douglas County, GO, Series A, 5.00%,
8/1/18, Callable 8/1/13 @ 100, AMBAC ..................   1,935,000    2,013,542
Douglas County, School District #497,
GO, 5.00%, 9/1/07 .....................................   1,000,000    1,017,160
El Dorado, Water Utility Systems
Revenue, 4.70%, 10/1/06, Callable 6/26/06 @ 100 .......     275,000      275,182
El Dorado, Water Utility Systems
Revenue, 4.75%, 10/1/07, Callable 6/26/06 @ 100 .......     200,000      200,136
Ellsworth County, School District #328,
GO, 5.25%, 9/1/15, Pre-refunded 9/1/06 @ 100, FSA .....     500,000      502,700
Finney County, GO, 5.00%, 12/1/10,
Callable 12/1/07 @ 100, MBIA ..........................     500,000      509,630
Franklin County, School District #289,
GO, 5.35%, 9/1/11, FSA ................................     230,000      246,806
Franklin County, School District #290,
GO, 5.25%, 9/1/14, Pre-refunded 9/1/06 @
100, FSA ..............................................     500,000      502,700
Franklin County, School District #290,
GO, 5.30%, 9/1/16, Pre-refunded 9/1/06 @
100, FSA ..............................................     335,000      336,866
Geary County, School District #475,
GO, 5.25%, 9/1/20, Callable 9/1/15 @
100, MBIA .............................................   2,025,000    2,164,987
Gray County, School District #102, GO,
5.00%, 9/1/15, Callable 9/1/08 @ 100 ..................     800,000      813,832
Gray County, School District #102, GO,
6.80%, 9/1/15, Callable 6/26/06 @ 100 .................      10,000       10,000
Great Bend, Water System Revenue,
Series A, 5.15%, 9/1/19, Pre-refunded 9/1/08
@ 100, OID ............................................   1,000,000    1,030,880
Harvey County, School District #373,
GO, 4.80%, 9/1/18, Callable 9/1/08 @ 100,
FSA, OID ..............................................   2,000,000    2,020,040
Hosington Public Building Corp.,
Health Care Facilities Revenue, 5.00%,
11/1/23, Callable 11/1/14 @ 100, AMABC ................   1,700,000    1,765,535
Johnson County, Parks and Recreation
Foundation Revenue, 5.38%, 9/1/16, Callable
9/1/11 @ 100 ..........................................   1,000,000    1,052,580
Johnson County, Parks and Recreation
Foundation Revenue, Series B, 5.00%,
9/1/23, Callable 9/1/13 @ 100 .........................     870,000      903,452
Johnson County, School District #231,
GO, 5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC ......   1,080,000    1,121,256
Johnson County, School District #232,
GO, 5.40%, 9/1/14, Callable 9/1/07 @ 100, MBIA ........   1,050,000    1,073,552
Johnson County, School District #232,
GO, 5.25%, 9/1/23, Callable 9/1/15, FSA ...............   1,000,000    1,067,550
Johnson County, School District #233,
GO, 5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC ........   1,000,000    1,034,910
Johnson County, School District #233,
GO, Series B, 5.50%, 9/1/14 ...........................     325,000      356,086
Johnson County, School District #512,
GO, Series A, 4.60%, 10/1/08 ..........................   1,135,000    1,157,791
Johnson County, School District #512,
GO, Series B, 5.25%, 10/1/17, Pre-refunded
10/1/06 @ 100 .........................................     500,000      503,310
Junction City, Water & Sewer, GO,
4.80%, 9/1/16, Callable 9/1/08 @ 100, MBIA, OID .......   1,620,000    1,639,813
Kansas City, GO, 5.45%, 4/1/17,
Callable 10/1/06 @ 100, FGIC ..........................     340,000      342,428
Kingman County, School District #331,
GO, 5.80%, 10/1/16, Pre-refunded 10/1/10 @
100, FGIC, OID ........................................   1,545,000    1,675,877
LA Cygne, Environmental
Improvements Revenue, Kansas City Power
and Light, 4.05%, 3/1/15 ..............................     382,000      371,747
Lawrence, Hospital Revenue, 5.38%,
7/1/16, Callable 7/1/13 @ 100 .........................   1,000,000    1,056,130
Lawrence, Hospital Revenue, 6.00%,
7/1/19, Callable 7/1/09 @ 100, RADIAN .................   1,000,000    1,060,300
Lawrence, Water & Sewer System
Revenue, 5.25%, 11/1/15, Callable 11/1/06 @ 100             505,000      509,171
Lawrence, Water & Sewer System
Revenue, 5.20%, 11/1/16, Callable 11/1/06 @ 100             250,000      252,003
Leavenworth County, School District
#453, GO, 4.80%, 9/1/12, Callable 9/1/07 @
100, FGIC, OID ........................................     460,000      467,075
Leavenworth County, School District
#464, GO, 5.00%, 9/1/25 ...............................   1,380,000    1,433,075

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
KANSAS TAX-EXEMPT BOND FUND                           APRIL 30, 2006 (UNAUDITED)

MUNICIPAL BONDS, CONTINUED

SECURITY DESCRIPTION                                        SHARES     VALUE ($)
--------------------                                      ---------   ----------
Leavenworth County, School District
#469, GO, 5.00%, 9/1/24, FGIC .........................   1,000,000    1,039,230
Leawood, GO, 5.25%, 9/1/16,
Pre-refunded 9/1/10 @ 100 .............................     340,000      356,449
Leawood, GO, Series A, 5.25%, 9/1/09,
Pre-refunded 9/1/06 @ 100 .............................     250,000      251,350
Leawood, GO, Series A, 5.35%, 9/1/10,
Pre-refunded 9/1/06 @ 100 .............................     250,000      251,433
Leawood, GO, Series A, 5.40%, 9/1/11,
Pre-refunded 9/1/06 @ 100 .............................     375,000      377,209
Leawood, GO, Series B, 5.00%, 9/1/10,
Callable 9/1/06 @ 100 .................................     400,000      401,864
Lyon County, School District #253,
GO, 5.00%, 9/1/12, FGIC ...............................     250,000      264,988
Maize, Public Building Commission Revenue,
5.25%, 5/1/25, Callable 5/1/11 @ 100 ..................   1,000,000      996,430
Maize, Water and Sewer System Revenue,
5.25%, 8/1/26, Callable 8/1/16 @ 100 ..................   1,000,000      981,500
Meade, Industrial Revenue, 6.50%, 10/1/06 .............   1,000,000    1,011,660
Miami County, School District #367,
GO, Series A, 5.00%, 9/1/16, Callable 9/1/08
@ 100, FGIC, OID ......................................     900,000      922,986
Miami County, School District #367,
GO, Series A, 5.00%, 9/1/25 ...........................   1,310,000    1,360,383
Neosho County, Community College
Revenue, 5.00%, 6/1/25 ................................     605,000      604,940
Newton, Wastewater Treatment System
Revenue, 4.90%, 3/1/12, Callable 3/1/07 @ 100               700,000      703,227
Olathe, Health Facility Revenue, 3.65%, 9/1/22 * ......   3,000,000    2,999,999
Overland Park, GO, 5.00%, 9/1/19,
Callable 9/1/13 @ 100 .................................     630,000      666,767
Pittsburg, Special Obligation Tax
Increment Revenue, 4.90%, 4/1/24,
Callable 4/1/16 @ 100, OID ............................   1,255,000    1,225,696
Pratt, Electric System Revenue, 6.60%,
11/1/07, AMBAC ........................................     140,000      143,744
Rice County, Certificate of Participation,
5.30%, 12/1/19 ........................................     790,000      828,189
Rice County, Union School District #444, GO,
5.08%, 9/1/14, Callable 9/1/07 @ 100 ..................     755,000      766,083
Riley County, School District #383, GO,
5.00%, 11/1/14, Callable 11/1/11 @ 100, MBIA ..........   1,000,000    1,041,380
Roeland Park, Special Obligation Revenue,
5.38%, 8/1/19, Callable 8/1/15 @ 100, OID .............     500,000      477,510
Salina, Hospital Revenue, Salina Regional
Health Center, 5.00%, 10/1/20, Callable
4/1/16 @ 100 ..........................................     460,000      474,127
Saline County, School District #305, GO,
4.75%, 9/1/14, Pre-refunded 9/1/08 @ 100,
FSA, OID ..............................................   2,025,000    2,068,273
Saline County, School District #305, GO,
5.50%, 9/1/17, Pre-refunded 9/1/11 @ 100 ..............     220,000      235,514
Saline County, School District #305, GO,
5.50%, 9/1/17, Callable 9/1/11 @ 100 ..................     780,000      838,492
Sedgwick & Shawnee Counties, Single Family
Revenue, Series A-2, 6.70%, 6/1/29 ....................     240,000      246,031
Sedgwick & Shawnee Counties, Single Family
Revenue, Series B-1, 8.05%, 5/1/14, GNMA ..............      30,000       31,057
Sedgwick County, Single Family Mortgage
Revenue, Series A-2, 6.50%, 12/1/16, GNMA .............      55,000       56,624
Sedgwick County, Unified School District
#260, GO, 5.50%, 10/1/13, Pre-refunded
10/1/09 @ 100, FGIC ...................................   1,595,000    1,684,065
Sedgwick County, Unified School District
#260, GO, 5.50%, 10/1/14, Pre-refunded
10/1/09 @ 100, FGIC, OID ..............................   1,675,000    1,771,279
Sedgwick County, Unified School District
#261, GO, 4.75%, 11/1/17, Pre-refunded
11/1/09 @ 100, FSA, OID ...............................   1,525,000    1,577,536
Sedgwick County, Unified School District
#265, GO, 4.30%, 10/1/07, FSA .........................   1,000,000    1,008,700
Seward County, School District #480, GO,
5.00%, 9/1/14, Pre-refunded 9/1/06 @ 100,
FSA, OID ..............................................   1,640,000    1,647,544
Seward County, School District #483,
Kismet-Plains, GO, 5.20%, 10/1/12, Pre-
refunded 10/1/06 @ 100 ................................     600,000      603,726
Shawnee County, COP, 3.50%, 9/1/06 ....................     335,000      333,935
Shawnee County, COP, 3.50%, 9/1/07 ....................     345,000      340,494
Shawnee County, COP, 4.50%, 12/1/08 ...................     515,000      519,851
Shawnee County, School District #501, GO,
4.38%, 2/1/07, Callable 2/1/06 @ 100, OID .............   1,425,000    1,427,465
Shawnee County, Series A, GO, 5.00%,
9/1/19 ................................................     700,000      733,446
State, Department of Transportation,
Highway Revenue, 5.50%, 9/1/14 ........................   1,000,000    1,102,320
State, Department of Transportation,
Highway Revenue, Series C-1, 3.75%,
9/1/19, * .............................................   3,000,000    2,999,999
State, Department of Transportation,
Highway Revenue, Series C-2, 3.75%, 9/1/19, * .........   1,000,000    1,000,000
State, Department of Transportation,
Highway Revenue, Series C-1, 3.79%, 9/1/20,
Callable 9/1/16 @ 100 * ...............................   1,000,000    1,000,000
State, Department of Transportation,
Highway Revenue, Series C-1, 3.77%, 9/1/21, * .........     400,000      400,000
State, Department of Transportation,
Highway Revenue, Series C-3, 3.77%, 9/1/23,
Depfa Bank Plc * ......................................   1,060,000    1,060,000
State, Development Finance Authority
Revenue, 4.20%, 6/1/07, FSA, OID ......................   1,000,000    1,005,630
State, Development Finance Authority
Revenue, 5.00%, 8/1/11, AMBAC .........................     120,000      126,899
State, Development Finance Authority
Revenue, 5.00%, 8/1/11, AMBAC .........................     380,000      401,105
State, Development Finance Authority
Revenue, 5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA ...     500,000      518,125
State, Development Finance Authority
Revenue, 5.00%, 10/1/13, Callable 10/1/12 @
100, AMBAC ............................................     500,000      526,565
State, Development Finance Authority
Revenue, 5.50%, 5/1/14, Callable 5/1/07 @ 100             1,000,000    1,018,400
State, Development Finance Authority
Revenue, 5.50%, 8/1/15, Callable 8/1/11 @
100, MBIA .............................................   1,500,000    1,621,605
State, Development Finance Authority
Revenue, 5.00%, 4/1/17, Callable 4/1/14 @
101, FGIC .............................................     595,000      625,988
State, Development Finance Authority
Revenue, 5.00%, 4/1/18, Callable 4/1/14 @
101, FGIC .............................................     370,000      387,875
State, Development Finance Authority
Revenue, 5.00%, 4/1/18, Pre-refunded 4/1/14
@ 101, FGIC ...........................................     130,000      139,504
State, Development Finance Authority
Revenue, 5.00%, 4/1/19, Callable 4/1/09 @
100, AMBAC, OID .......................................   1,000,000    1,024,700
State, Development Finance Authority
Revenue, 5.00%, 11/1/20 ...............................     750,000      788,138
State, Development Finance Authority
Revenue, 5.00%, 6/1/21, Callable 6/1/14 @ 100 .........   1,235,000    1,273,013

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
KANSAS TAX-EXEMPT BOND FUND                           APRIL 30, 2006 (UNAUDITED)

MUNICIPAL BONDS, CONTINUED

SECURITY DESCRIPTION                                     SHARES       VALUE ($)
--------------------                                  -----------   ------------
State, Development Finance Authority
Revenue, 5.00%, 10/1/22 ...........................     1,140,000      1,195,780
State, Development Finance Authority
Revenue, 5.35%, 5/20/23, Callable 5/20/13 @
105, GNMA .........................................     1,000,000      1,063,040
State, Development Finance Authority
Revenue, Series A, 5.00%, 4/1/20, Callable
4/1/14 @ 101, FGIC ................................       515,000        537,943
State, Development Finance Authority
Revenue, Series J, 5.40%, 4/1/10, Callable
6/26/06 @100 ......................................       500,000        500,480
State, Development Finance Authority
Revenue, Shalom Obligation Group, Series
BB, 3.82%, 11/15/28, * ............................       230,000        230,000
State, Development Finance Authority
Revenue, University of Kansas Athletic
Facility, 5.00%, 6/1/18 ...........................     1,000,000      1,036,260
State, Development Finance Authority
Revenue, Water Pollution Control, 5.00%,
11/1/07 ...........................................       500,000        509,875
State, Development Finance Authority
Revenue, Water Pollution Control, 5.25%,
11/1/10 ...........................................       650,000        691,639
State, Development Finance Authority
Revenue, Water Pollution Control, 5.25%,
5/1/11, Pre-refunded 11/01/08 @ 100 ...............       680,000        705,718
State, Development Finance Authority
Revenue, Water Pollution Control,
5.25%, 5/1/11, Callable 11/01/08 @ 100 ............       320,000        332,333
State, Development Finance Authority
Revenue, Water Pollution Control, 5.50%,
11/1/13 ...........................................       900,000        980,838
State, Development Finance Authority
Revenue, Water Pollution Control, 5.50%,
11/1/15 ...........................................       200,000        221,010
State, Development Finance Authority
Revenue, Water Pollution Control,
5.00%, 11/1/19, Callable 11/1/11 @ 100 ............     2,000,000      2,078,779
State, Development Finance Authority, Health
Facilities Revenue, Hays Medical Center, Inc.,
5.50%, 11/15/17, Callable 11/15/07 @ 100, MBIA ....       500,000        514,040
State, Development Finance Authority,
Health Facilities Revenue, Hays Medical
Center, Inc., Series B, 5.38%, 11/15/10,
Callable 11/15/07 @ 100, OID ......................       500,000        513,120
State, Development Finance Authority,
Health Facilities Revenue, Hays Medical
Center, Inc., Series L, 5.00%, 11/15/22,
Callable 11/15/15 @ 100 ...........................       500,000        507,570
State, Development Finance Authority,
Health Facilities Revenue, Hays Medical
Center, Inc., Series M, 3.70%, 5/15/26, MBIA
* .................................................     1,500,000      1,500,000
State, Development Finance Authority,
Health Facilities Revenue, Series K, 5.75%,
11/15/12, Callable 11/15/11 @ 100, MBIA ...........     1,000,000      1,076,320
State, Development Finance Authority,
Health Facilities Revenue, St. Lukes, 5.38%,
11/15/16, Callable 11/15/06 @ 102, MBIA,
OID ...............................................       500,000        513,940
State, Development Finance Authority,
Health Facilities Revenue, Stormont Health
Care, 5.75%, 11/15/10, Pre-refunded
11/15/06 @ 100, MBIA ..............................       500,000        505,755
State, Development Finance Authority,
Health Facilities Revenue, Stormont Health
Care, 5.80%, 11/15/16, Callable 11/15/06 @
100, MBIA .........................................     1,000,000      1,010,500
State, Development Finance Authority,
Lease Revenue, 3.82%, 12/1/34 * ...................       500,000        500,000
State, Development Finance Authority
Revenue, 5.00%, 5/1/21, Callable 5/1/15 @ 100 .....     2,090,000      2,180,726
State, Independent College Finance
Authority Educational Facilities Revenue,
4.75%, 10/1/21 ....................................       250,000        249,775
State, Independent College Finance
Authority Educational Facilities Revenue,
6.00%, 10/1/21, Callable 10/1/06 @ 100 ............     1,500,000      1,507,770
State, Turnpike Authority Revenue,
5.50%, 9/1/06, AMBAC ..............................     1,915,000      1,926,394
State, Turnpike Authority Revenue, Series B,
5.00%, 9/1/20, Callable 9/1/14 @ 101, FSA .........       500,000        524,535
Sumner County, Unified School District
#357, Belle Plaine, GO, 5.55%, 9/1/13,
Callable 6/26/06 @ 100, AMBAC, OID ................        95,000         95,133
University of Kansas Hospital Authority,
Health Facilities Revenue, 5.50%, 9/1/11 ..........       300,000        315,792
University of Kansas Hospital Authority,
Health Facilities Revenue, 5.25%,
9/1/13, Callable 9/1/12 @ 100 .....................       450,000        465,872
University of Kansas Hospital Authority,
Health Facilities Revenue, 6.00%,
9/1/16, Callable 9/1/12 @ 100 .....................      1,120,000     1,217,317
University of Kansas Hospital Authority,
Health Facilities Revenue, 3.82%, 9/1/34, * .......       950,000        950,000
University of Kansas Hospital Authority,
Health Facilities Revenue, Series A, 5.50%,
9/1/15, Callable 9/1/09 @ 100, AMBAC ..............      1,645,000     1,731,560
Washburn University of Topeka, Revenue,
5.30%, 7/1/06, AMBAC ..............................       435,000        436,118
Washburn University of Topeka,
Revenue, 5.35%, 7/1/07, AMBAC .....................       460,000        468,579
Washburn University of Topeka,
Revenue, 5.45%, 7/1/08, AMBAC .....................       485,000        502,242
Wellington, Water & Sewer Revenue, 5.15%,
5/1/18, Callable 5/1/08 @ 100, AMBAC ..............      1,000,000     1,024,530
Wichita, Hospital Facilities Revenue, Series III,
5.00%, 11/15/13, Callable 11/15/11 @ 101,
OID ...............................................       295,000        304,443
Wichita, Hospital Facilities Revenue, Series III,
5.25%, 11/15/15, Callable 11/15/11 @ 101 ..........       335,000        348,119
Wichita, Hospital Facilities Revenue, Series III,
5.50%, 11/15/17, Callable 11/15/11 @ 101,
OID ...............................................       500,000        533,975
Wichita, Hospital Improvements Series XI,
Revenue, 5.40%, 11/15/08, OID .....................     2,085,000      2,144,005
Wichita, Hospital Improvements Series XI,
Revenue, 6.75%, 11/15/19, Callable 11/15/09
@ 101 .............................................     2,000,000      2,224,159
Wichita, Hospital Revenue, 6.75%,
11/15/14, Callable 11/15/09 @ 101 .................     1,000,000      1,105,770
Wichita, Hospital Revenue, 6.25%,
11/15/19, Callable 11/15/11 @ 101 .................       750,000        825,698
Wichita, Hospital Revenue, 6.38%,
11/15/19, Callable 11/15/09 @ 101, OID ............       600,000        650,490
Wichita, Multi-Family Housing Revenue,
Brentwood Apartments, 5.90%, 12/1/16,
Callable 7/1/06 @ 102 .............................       660,000        527,135
Wichita, Sales Tax Revenue, GO, 5.00%,
4/1/17, Callable 4/1/09 @ 101 .....................       200,000        208,398
Wichita, Water & Sewer Utility Revenue,
4.70%, 10/1/12, Callable 10/1/07 @ 101,
FGIC, OID .........................................     2,000,000      2,018,320
Wichita, Water and Sewer Utility Revenue,
Series B, 5.00%, 10/1/16, Callable 10/1/14 @
100, FGIC .........................................       500,000        526,630

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST              SCHEDULE OF PORTFOLIO INVESTMENTS
KANSAS TAX-EXEMPT BOND FUND                           APRIL 30, 2006 (UNAUDITED)

MUNICIPAL BONDS, CONTINUED

SECURITY DESCRIPTION                                     SHARES       VALUE ($)
--------------------                                  -----------   ------------
Winfield, Educational Facilities Revenue,
5.00%, 10/1/18, Callable 10/1/11 @ 100 ............     1,125,000      1,111,883
Wyandotte County, Government
Transportation Development Revenue,
5.00%, 12/1/21, Callable 6/1/16 @ 100 .............     1,280,000      1,252,314
Wyandotte County, Government Utility
System Revenue, 6.00%, 5/1/15, Callable
5/1/11 @ 100, MBIA ................................     1,975,000      2,163,454
Wyandotte County, Government Utility
System Revenue, 4.75%, 9/1/18, Callable
3/1/09 @ 101, MBIA, OID ...........................     2,000,000      2,028,520
Wyandotte County, Government Utility
System Revenue, 5.00%, 9/1/24, Callable
9/1/14 @ 100, FSA .................................       250,000        259,820
Wyandotte County, School District
#204, GO, Series A, 5.00%, 9/1/24,
Callable 9/1/15 @ 100, FGIC .......................     1,000,000      1,039,230
Wyandotte County, School District
#500, GO, 5.25%, 9/1/12, Pre-refunded
9/1/11 @ 100, FSA .................................     1,805,000      1,931,855
Wyandotte County, School District
#500, GO, 5.25%, 9/1/15, Callable 9/1/13 @
102, FSA ..........................................     1,000,000      1,084,960
                                                                    ------------
                                                                     153,452,914
                                                                    ------------
TOTAL MUNICIPAL BONDS
(COST $151,778,164) ...............................                  153,452,914
                                                                    ------------
INVESTMENT COMPANIES (0.9%)
Federated Tax-Exempt Money Market Fund ............     1,393,960      1,393,960
                                                                    ------------
TOTAL INVESTMENT COMPANIES
(COST $1,393,960) .................................                    1,393,960
                                                                    ------------
TOTAL INVESTMENTS
(COST $153,172,123) - 99.8% .......................                  154,846,874
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ................................                      262,689
                                                                    ------------
NET ASSETS - 100.0% ...............................                 $155,109,563
                                                                    ============

----------
* Variable rate securities. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2006.

AMBAC  - Insured by AMBAC Indemnity Corp.

COP    - Certificate of Participation

FGIC   - Insured by Financial Guaranty Insurance Corp.

FSA    - Insured by Financial Security Assurance Inc.

GNMA   - Government National Mortgage Assoc.

GO     - General Obligation

MBIA   - Insured by Municipal Bond Insurance Assoc.

OID    - Original Issue Discount

RADIAN - Insured by Radian Group, Inc.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value ($153,172,123) ..............                $154,846,874
Interest and dividends receivable .................                   1,824,545
Receivable for capital shares issued ..............                         661
Reclaims receivable ...............................                       5,623
Prepaid expenses ..................................                       8,766
                                                                   ------------
TOTAL ASSETS ......................................                 156,686,469
                                                                   ------------
LIABILITIES:
Dividends payable .................................   $  442,879
Payable for investments purchased .................    1,001,167
Accrued expenses and other payables:
   Investment Advisory ............................       17,302
   Administration .................................       38,064
   Accounting .....................................       15,294
   Distribution and Service .......................          653
   Transfer Agent .................................        8,665
   Custodian ......................................        2,703
   Other ..........................................       50,179
                                                      ----------
TOTAL LIABILITIES .................................                   1,576,906
                                                                   ------------
NET ASSETS ........................................                $155,109,563
                                                                   ============
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par value .......                $     14,741
Additional paid-in capital ........................                 155,585,562
Accumulated net investment income .................                     186,621
Accumulated net realized losses from
   investment transactions ........................                  (2,352,112)
Unrealized appreciation from investments ..........                   1,674,751
                                                                   ------------
NET ASSETS ........................................                $155,109,563
                                                                   ============
INSTITUTIONAL CLASS SHARES
   Net Assets .....................................                $154,302,424
   Shares Outstanding .............................                  14,588,467
   Net Asset Value, Offering Price and
      Redemption Price per share ..................                $      10.58
                                                                   ============
CLASS A SHARES
   Net Assets .....................................                $    807,139
   Shares Outstanding .............................                      76,345
   Net Asset Value and Redemption Price
      per share ...................................                $      10.57
                                                                   ============
Maximum sales charge ..............................                        4.25%
                                                                   ============
   Maximum Offering Price (Net Asset
      Value/100% minus maximum sales
      charge) .....................................                $      11.04
                                                                   ============

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Interest ..........................................              $  3,477,295
   Dividend ..........................................                    24,737
                                                                    ------------
TOTAL INVESTMENT INCOME ..............................                 3,502,032
                                                                    ------------
EXPENSES:
   Investment advisory ...............................   $231,957
   Administration ....................................    141,952
   Distribution - Institutional Shares ...............        567
   Distribution - Class A Shares .....................      1,976
   Service - Institutional Shares ....................    129,109
   Service - Class A Shares ..........................      1,077
   Accounting ........................................     33,850
   Custodian .........................................     15,463
   Transfer agent ....................................     21,309
   Trustee ...........................................     10,023
   Other .............................................     78,704
                                                         --------
TOTAL EXPENSES BEFORE FEE REDUCTIONS .................                  665,987
   Expenses reduced by the Investment
      Adviser ........................................                 (111,334)
   Expenses reduced by the Distributor ...............                   (1,182)
   Expenses reduced by the Service
      Organization ...................................                  (88,303)
   Expenses reduced by the Administrator .............                  (51,943)
                                                                    -----------
NET EXPENSES .........................................                  413,225
                                                                    -----------
NET INVESTMENT INCOME ................................                3,088,807
                                                                    -----------
NET REALIZED/UNREALIZED GAINS (LOSSES)
   FROM INVESTMENTS:
Net realized losses from investment
   transactions ......................................                  (78,464)
Change in unrealized appreciation/
   depreciation from investments .....................               (1,320,424)
                                                                    -----------
Net realized/unrealized losses from
   investments .......................................               (1,398,888)
                                                                    -----------
CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................              $ 1,689,919
                                                                    ===========

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED    YEAR ENDED
                                                                         APRIL 30, 2006     OCTOBER 31,
                                                                           (UNAUDITED)         2005
                                                                        ----------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ............................................     $  3,088,807     $  5,770,266
   Net realized gains (losses) from investment transactions .........          (78,464)          40,130
   Change in unrealized appreciation/depreciation from investments ..       (1,320,424)      (3,800,461)
                                                                          ------------     ------------
CHANGE IN NET ASSETS FROM OPERATIONS ................................        1,689,919        2,009,935
                                                                          ------------     ------------
DISTRIBUTIONS:
FROM NET INVESTMENT INCOME:
   Institutional Class Shares .......................................       (3,072,706)      (5,621,649)
   Class A Shares ...................................................          (15,264)         (34,920)
                                                                          ------------     ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS .................       (3,087,970)      (5,656,569)
                                                                          ------------     ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ......................        4,624,013        7,145,503
                                                                          ------------     ------------
CHANGE IN NET ASSETS ................................................        3,225,962        3,498,869
NET ASSETS:
   Beginning of period ..............................................      151,883,601      148,384,732
                                                                          ------------     ------------
   End of period ....................................................     $155,109,563     $151,883,601
                                                                          ============     ============
Undistributed net investment income .................................     $    186,621     $    185,784
                                                                          ============     ============
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Proceeds from shares issued ......................................     $ 11,908,460     $ 18,784,670
   Dividends reinvested .............................................          540,260        1,037,636
   Cost of shares redeemed ..........................................       (7,718,218)     (11,709,138)
                                                                          ------------     ------------
Institutional Class Shares capital transactions .....................        4,730,502        8,113,168
                                                                          ------------     ------------
CLASS A SHARES:
   Proceeds from shares issued ......................................            1,354          131,845
   Dividends reinvested .............................................           10,963           28,892
   Cost of shares redeemed ..........................................         (118,806)      (1,128,404)
                                                                          ------------     ------------
Class A Shares capital transactions .................................         (106,489)        (967,665)
                                                                          ------------     ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ......................     $  4,624,013     $  7,145,503
                                                                          ============     ============
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Issued ...........................................................        1,115,536        1,735,339
   Reinvested .......................................................           50,685           95,883
   Redeemed .........................................................         (725,126)      (1,082,219)
                                                                          ------------     ------------
Change in Institutional Class Shares ................................          441,095          749,003
                                                                          ============     ============
CLASS A SHARES:
   Issued ...........................................................              127           12,116
   Reinvested .......................................................            1,029            2,848
   Redeemed .........................................................          (11,114)        (103,809)
                                                                          ------------     ------------
Change in Class A Shares ............................................           (9,958)         (88,845)
                                                                          ============     ============

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

Selected data for a share outstanding throughout the period indicated.


                                                  SIX MONTHS
                                                    ENDED
                                                  APRIL 30,                   YEARS ENDED OCTOBER 31,
                                                     2006      ----------------------------------------------------
                                                 (UNAUDITED)     2005       2004       2003       2002       2001
                                                 -----------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $  10.67      $  10.93   $  10.98   $  10.94   $  10.86   $  10.35
                                                 --------      --------   --------   --------   --------   --------
INVESTMENT ACTIVITIES
   Net investment income .....................       0.21          0.41       0.41       0.42       0.44       0.46
   Net realized and unrealized gains (losses)
      from investments .......................      (0.09)        (0.26)     (0.04)      0.04       0.07       0.51
                                                 --------      --------   --------   --------   --------   --------
   Total from Investment Activities ..........       0.12          0.15       0.37       0.46       0.51       0.97
                                                 --------      --------   --------   --------   --------   --------
DISTRIBUTIONS
   Net investment income .....................      (0.21)        (0.41)     (0.42)     (0.42)     (0.43)     (0.46)
                                                 --------      --------   --------   --------   --------   --------
      Total Distributions ....................      (0.21)        (0.41)     (0.42)     (0.42)     (0.43)     (0.46)
                                                 --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ...............   $  10.58      $  10.67   $  10.93   $  10.98   $  10.94   $  10.86
                                                 ========      ========   ========   ========   ========   ========
TOTAL RETURN .................................       1.14%(a)      1.26%      3.56%      4.24%      4.84%      9.58%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year (000's) ............   $154,302      $150,963   $147,471   $155,198   $150,525   $142,848
Ratio of expenses to average net assets ......       0.53%(b)      0.60%      0.60%      0.60%      0.60%      0.60%
Ratio of net investment income to average net
   assets ....................................       4.00%(b)      3.83%      3.80%      3.81%      4.05%      4.34%
Ratio of expenses to average net assets (c) ..       0.86%(b)      0.96%      0.93%      0.94%      1.00%      1.15%
Portfolio turnover rate (d) ..................      19.80%(a)     22.23%     14.26%     12.07%     13.63%      9.62%

----------
(a)  Not annualized.

(b)  Annualized.

(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST
KANSAS TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS A SHARES

Selected data for a share outstanding throughout the period indicated.


                                                  SIX MONTHS
                                                 ENDED APRIL         YEARS ENDED OCTOBER 31,
                                                  30, 2006     -----------------------------------
                                                 (UNAUDITED)    2005     2004     2003    2002 (A)
                                                 -----------   ------   ------   ------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .........    $10.66       $10.92   $10.98   $10.93   $10.83
                                                  ------       ------   ------   ------   ------
INVESTMENT ACTIVITIES
   Net investment income .....................      0.20         0.37     0.38     0.38     0.09
   Net realized and unrealized gains (losses)
      from investments .......................     (0.10)       (0.26)   (0.05)    0.05     0.10
                                                  ------       ------   ------   ------   ------
   Total from Investment Activities ..........      0.10         0.11     0.33     0.43     0.19
                                                  ------       ------   ------   ------   ------
DISTRIBUTIONS
   Net investment income .....................     (0.19)       (0.37)   (0.39)   (0.38)   (0.09)
                                                  ------       ------   ------   ------   ------
      Total Distributions ....................     (0.19)       (0.37)   (0.39)   (0.38)   (0.09)
                                                  ------       ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD ...............    $10.57       $10.66   $10.92   $10.98   $10.93
                                                  ======       ======   ======   ======   ======
TOTAL RETURN (EXCLUDES SALES CHARGE) .........      0.96%(b)     0.90%    3.11%    3.98%    4.16%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year (000's) ............    $  807       $  920   $1,915   $1,248   $  553
Ratio of expenses to average net assets ......      0.90%(c)     0.95%    0.95%    0.95%    0.95%(c)
Ratio of net investment income to average
   net assets ................................      3.63%(c)     3.47%    3.47%    3.45%    3.45%(c)
Ratio of expenses to average net assets (c) ..      1.40%(c)     1.71%    1.67%    1.69%    0.97%(c)
Portfolio Turnover Rate (d) ..................     19.83%(b)    22.23%   14.26%   12.07%   13.63%(b)

----------
(a)  Commencement of operations for Class A was August 8, 2002.

(b)  Not annualized.

(c)  Annualized.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)

1.   ORGANIZATION:

     The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust, now named the INTRUST Funds Trust.

     The Trust currently offers ten (10) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a "Fund"; collectively, the "Funds"). The predecessor funds to the American Independence Funds Trust described in this report were reorganized as a series of American Independence Funds Trust effective March 2, 2006.

PREDECESSOR FUND NAME                    CURRENT FUND NAME
---------------------                    -----------------
Stock Fund                               Stock Fund
International Multi-Manager Stock Fund   International Equity Fund
UltraShort Bond Fund                     Short-Term Bond Fund
Intermediate Bond Fund                   Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund              Kansas Tax Exempt Bond Fund

     The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/ unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Prior to the March 2, 2006 reorganization, the predecessor funds offered Premium and Service Class shares (except for the predecessor Kansas Tax-Exempt Bond Fund, which offered Institutional Class and Class A shares). The Service Class shares of the each of the predecessor funds reorganized into the Institutional Class of the Trust's Funds. The Institutional Class and Class A shares of the predecessor Kansas Tax-Exempt Bond Fund reorganized into the Institutional Class and Class A shares of the Kansas Tax-Exempt Bond Fund.

     Prior to March 2, 2006, the International Equity Fund (formerly, the International Multi-Manager Stock Fund) sought to achieve its objective by investing all of its investable assets in the International Equity Portfolio, a series of the American Beacon Advisors, Inc. (the "Portfolio"), an open-end investment company that had the same investment objectives as the Fund.

     Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     INVESTMENT VALUATION

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation. Securities for which market quotations are not readily available are valued at fair value by the Adviser (or the Sub-Adviser) in accordance with guidelines approved by the Trust's Board of Trustees. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

     Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

     REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Board of Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of securities.

                                   Continued

AMERICAN INDEPENDENCE FUNDS TRUST

     INVESTMENT TRANSACTIONS AND RELATED INCOME

     During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets.

     For the period through March 2, 2006, the International Equity Fund recorded its share of the investment income, expenses, and unrealized and realized gains and losses of the Portfolio on a daily basis. The income, expenses, and gains and losses are allocated daily to investors in the Portfolio based upon their investments in the Portfolio. Such investments were adjusted based on daily market values.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses are allocated among the classes, with the exception of distribution (12b-1) and service fees which are class specific, based upon the proportion of net assets. For the period through March 2, 2006, in addition to accruing its own expenses, the International Equity Fund recorded its proportionate share of the expenses of the Portfolio on a daily basis.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions from net investment income for the Short-Term Bond Fund, Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund are declared daily and paid monthly. Distributions from net investment income for the Stock Fund and the International Equity Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carry forwards and deferrals of certain losses.

     These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   RELATED PARTY TRANSACTIONS:

     American Independence Financial Services, LLC ("AIFS" or the "Adviser") serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds' average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as adviser to all of the Funds. Prior to March 2, 2006, INTRUST Financial Services, Inc. (a wholly-owned subsidiary of INTRUST Bank, N.A.) served as the predecessor funds' investment adviser.

AIFS

(EFFECTIVE MARCH 2, 2006)     FEES
-------------------------     ----
Stock Fund                    1.00%
International Equity Fund     0.81%
Short-Term Bond Fund          0.40%
Intermediate Bond Fund        0.40%
Kansas Tax-Exempt Bond Fund   0.30%

INTRUST FINANCIAL SERVICES

(PRIOR TO MARCH 2, 2006)      FEES
---------------------------   ----
Stock Fund                    1.00%
International Equity Fund     0.40%
Short-Term Bond Fund          0.40%
Intermediate Bond Fund        0.40%
Kansas Tax-Exempt Bond Fund   0.30%

     For the sub-advisory services it provides to the Stock Fund and International Equity Fund, Barrow, Hanley, Mewhinney & Strauss, Inc. receives, from the Adviser and not the Funds, monthly fees based upon average daily net assets at the annual rate of up to 0.34% and 0.56%, respectively. For the sub-advisory services it provides to the Short-Term Bond and Intermediate Bond Fund, Commerce Asset Management receives from the Adviser and not the Funds, monthly fees based upon daily net assets at the annual rate of 0.15%.

                                   Continued

AMERICAN INDEPENDENCE FUNDS TRUST

     AIFS has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds' total operating expenses at not more than the following percentages of average annual net assets of the share classes for the period through March 1, 2009 (March 1, 2011 for the Kansas Tax-Exempt Bond Fund):

FUND                          CLASS A   CLASS C   INSTITUTIONAL CLASS
----                          -------   -------   -------------------
Stock Fund                     1.39%     1.89%           0.89%
International Equity Fund      1.49%     1.99%           0.99%
Short-Term Bond Fund           0.95%     1.45%           0.45%
Intermediate Bond Fund         1.06%     1.56%           0.56%
Kansas Tax-Exempt Bond Fund    0.90%     1.40%           0.40%

     Prior to March 2, 2006, fees were contractually reduced by the prior investment adviser to maintain the Funds' following expense ratio: Stock Fund, 1.29%; International Equity Fund, 1.28%, Short-Term Bond Fund, 0.65%, Intermediate Bond Fund, 0.76%, and Kansas Tax-Exempt Bond Fund, 0.95% for Class A and 0.60% for Institutional Class.

     AIFS also provides certain administrative services necessary for the Funds' operations. For the period from March 2, 2006 through April 30, 2006, the fees for the services provided under such agreement were calculated based on each Fund's average daily net assets at annual rate of 0.15%. AIFS has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") whereby BISYS provides sub-administration services for a fee computed daily and paid monthly, at an annual rate of 0.075% of the first $500 million in aggregate net assets of all Funds in the Trust; plus 0.06% of aggregate net assets of all Funds in the Trust from over $500 million to $1 billion; plus 0.05% of aggregate net assets of all Funds in the Trust over $1 billion of each Fund's average daily net assets.

     Prior to March 2, 2006, BISYS served as the predecessor funds' administrator pursuant to an administration agreement under which the BISYS provided services for a fee computed daily and paid monthly at an annual rate of 0.20% (0.15% for International Equity Fund) of each Fund's average daily nest assets. For the period November 1, 2005 through March 1, 2006, BISYS waived its administration fees in an amount of 0.10% (0.05% for International Equity Fund) of each Fund's average daily net assets.

     Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the National Association of Securities Dealers ("NASD"), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by NASD of Class A assets and up to 0.75% of Class C assets. Prior to March 2, 2006, the Service Class and Premium Class of each predecessor fund (Class A Shares in the case of the Kansas Tax-Exempt Bond Fund) were also subject to a distribution plan. Under these plans, the respective funds paid a distribution fee at an annual rate of 0.25% of the average daily net assets of the respective classes of each Fund (0.75% for the Class A Shares of the Kansas Tax-Exempt Bond Fund). For this period, all distribution fees were waived, except that in the case of the Kansas Tax-Exempt Bond Fund, an amount equal to an annual rate of 0.40% of the Fund's Class A Shares daily net assets was waived.

     BISYS Fund Services Limited Partnership, an affiliate of BISYS, serves as the Funds' distributor and had served as the distributor to the predecessor funds. BISYS also serves the Funds as transfer agent and fund accountant and served in similar capacities for the predecessor funds.

     Prior to March 2, 2006, other financial organizations ("Service Organizations"), including affiliates of INTRUST Financial Services, Inc., were permitted to provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds paid fees to Service Organizations in amounts up to an annual rate of the average daily net assets of the Funds' shares owned by shareholders with whom the Service Organizations had a servicing relationship. The table below indicates the annual rates (as a percentage of average daily net assets) for each predecessor fund for the period from November 1, 2005 through March 1, 2006:

SERVICE ORGANIZATION FEES

BEFORE MERGER                                        FEE    WAIVER   NET FEE
-------------                                       -----   ------   -------
Stock Fund                                          0.25%    0.00%    0.25%
International Multi-Manager Stock Fund              0.25%    0.00%    0.25%
UltraShort Bond Fund                                0.25%    0.00%    0.25%
Intermediate Bond Fund                              0.25%    0.00%    0.25%
Kansas Tax-Exempt Bond Fund - Institutional Class   0.25%   (0.17%)   0.08%
Kansas Tax-Exempt Bond Fund - Class A               0.25%   (0.17%)   0.08%

4.   SHARES OF BENEFICIAL INTEREST:

     The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5.   SECURITIES TRANSACTIONS:

     The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended April 30, 2006 were as follows:

                               PURCHASES       SALES
                              -----------   -----------
Stock Fund                    $35,382,808   $31,636,116
International Equity Fund      55,868,078    58,776,869
Short-Term Bond Fund            6,229,082    18,215,268
Intermediate Bond Fund          5,992,359     8,142,343
Kansas Tax-Exempt Bond Fund    33,685,696    30,433,407

                                    Continued

AMERICAN INDEPENDENCE FUNDS TRUST

6.   CONCENTRATION OF CREDIT RISK:

     The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent. At April 30, 2006, the Fund had the following concentrations by industry sector (as a percentage of total investments):

General Obligation          25%
Miscellaneous               23%
Refunded Bonds              22%
Hospitals                   12%
Money Market Instruments     8%
Utilities                    5%
Industrial Development       2%
Transportation               2%
Housing                      1%
                           ---
Total                      100%
                           ===

7.   FEDERAL INCOME TAX INFORMATION:

     At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                             TAX UNREALIZED   TAX UNREALIZED          NET UNREALIZED
                                TAX COST      APPRECIATION    (DEPRECIATION)   APPRECIATION (DEPRECIATION)
                              ------------   --------------   --------------   ---------------------------
Stock Fund                    $ 79,865,104     $25,708,542     $  (581,794)            $25,126,748
International Equity Fund       76,671,430      35,515,133      (1,008,128)             34,507,005
Short-Term Bond Fund            55,657,418          49,598        (552,231)               (502,633)
Intermediate Bond Fund          50,768,970         168,279      (1,236,974)             (1,068,695)
Kansas Tax-Exempt Bond Fund    153,168,154       2,501,709        (822,989)              1,678,720

     At October 31, 2005, the following Funds had a net capital loss carry forward which is available to offset future net capital gains, if any:

                                AMOUNT     EXPIRES
                              ----------   -------
Stock Fund                    $1,065,621     2010
                                 166,929     2011
Short-Term Bond Fund             171,658     2013
Kansas Tax-Exempt Bond Fund      617,546     2008
                               1,379,613     2009
                                   2,495     2011
                                 122,004     2012
                                  88,129     2013

AMERICAN INDEPENDENCE FUNDS TRUST

ADDITIONAL FUND INFORMATION (UNAUDITED)

The American Independence Funds invested, as a percentage of net assets, in the following industries as of April 30, 2006.

SHORT-TERM BOND FUND

                                                                        % OF NET
PORTFOLIO DIVERSIFICATION                                                ASSETS
-------------------------                                               --------
U.S. Government and Agency Securities                                      45.2%
Asset Back Securities                                                      19.4
Collateralized Mortgage Obligations                                        13.8
Taxable Municipal Bonds                                                    11.0
Corporate Bonds                                                             4.0
Medium Term Notes                                                           3.3
Investment Companies                                                        3.0
                                                                          -----
Total Investments                                                          99.7%
Other Assets and Liabilities (Net)                                          0.3
                                                                          -----
Net Assets                                                                100.0%
                                                                          =====

INTERMEDIATE BOND FUND

                                                                        % OF NET
PORTFOLIO DIVERSIFICATION                                                ASSETS
-------------------------                                               --------
U.S. Government & Agency Securities                                        42.9%
Corporate Bonds                                                            22.4
Collateralized Mortgage Obligations                                        15.4
Asset Backed Securities                                                     8.8
Taxable Municipal Bonds                                                     6.8
Investment Companies                                                        2.4
Medium Term/Senior Notes                                                    0.5
                                                                          -----
Total Investments                                                          99.2%
Other Assets and Liabilities (Net)                                          0.8
                                                                          -----
Net Assets                                                                100.0%
                                                                          =====

STOCK FUND

                                                                        % OF NET
PORTFOLIO DIVERSIFICATION                                                ASSETS
-------------------------                                               --------
Financials                                                                 25.6%
Energy                                                                     15.6
Healthcare                                                                 13.9
Consumer Discretionary                                                     13.4
Industrials                                                                10.1
Telecommunications Services                                                 8.0
Utilities                                                                   4.0
Consumer Staples                                                            3.7
Investment Companies                                                        3.2
Information Technology                                                      1.7
Materials                                                                   0.9
                                                                          -----
Total Investments                                                         100.1%
Other Assets and Liabilities (Net)                                         (0.1)
                                                                          -----
Net Assets                                                                100.0%
                                                                          =====

INTERNATIONAL EQUITY FUND

                                                                        % OF NET
PORTFOLIO DIVERSIFICATION                                                ASSETS
-------------------------                                               --------
Financials                                                                 25.7%
Consumer Discretionary                                                     13.1
Industrials                                                                10.3
Energy                                                                      9.4
Telecommunication Services                                                  8.2
Consumer Staples                                                            7.6
Health Care                                                                 7.3
Investment Companies                                                        5.2
Materials                                                                   4.9
Information Technology                                                      4.1
Utilities                                                                   3.9
                                                                          -----
Total Investments                                                          99.7%
Other Assets and Liabilities (Net)                                          0.3
                                                                          -----
Net Assets                                                                100.0%
                                                                          =====

KANSAS TAX-EXEMPT BOND FUND

                                                                        % OF NET
PORTFOLIO DIVERSIFICATION                                                ASSETS
-------------------------                                               --------
Municipal Bonds                                                            98.9%
Investment Companies                                                        0.9
                                                                          -----
Total Investments                                                          99.8%
Other Assets and Liabilities (Net)                                          0.2
                                                                          -----
Net Assets                                                                100.0%
                                                                          =====

AMERICAN INDEPENDENCE FUNDS TRUST

ANNUAL APPROVAL OF INVESTMENT ADVISORY CONTRACT
APRIL 30, 2006

At a meeting held on November 14, 2005, the Board of Trustees, including the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Agreements defined below, approved an Investment Advisory Agreement between the Trust and Arrivato Advisors, LLC to become effective following the proposed reorganization of the American Independence Funds Trust. Arrivato Advisors, LLC was renamed American Independence Financial Services, LLC ("AIFS") following the reorganization. In determining whether to approve the Agreement, the Board considered information about the adviser, the performance of the Funds' portfolios and certain additional factors described below that the Board deemed relevant. The following summary describes certain of the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Agreement.

THE INVESTMENT ADVISER AND SUB-ADVISERS:

The Board considered the scope and quality of services to be provided by AIFS and the Funds' proposed Sub-Advisers, particularly the portfolio managers and other personnel responsible for providing services to the Funds. The Board also reviewed financial data on AIFS and the Funds' Sub-Advisers and their affiliates. The Board also discussed performance record of the Funds' Sub-Advisers as well as their effectiveness in ensuring that the Funds have been in compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations.

PERFORMANCE AND EXPENSES OF THE FUNDS:

SHORT-TERM BOND FUND:

The Board's analysis of the Fund's performance and expenses included a discussion and review of the following materials: (i) past performance data for the adviser and sub-adviser (ii) data concerning the fees and expenses of the Fund compared to Lipper Load Short Investment Grade Funds Average peer group,
(iii) performance data of the Fund compared to relative indices, and (iv) the financial statements and projected profitability of AIFS and the Funds' Sub-Adviser, Commerce Asset Management. The Board noted the Fund was previously the Ultra Short Term Bond Fund and used the Lipper Ultra ShortBond average as a benchmark. The Fund will now invest in investment-grade bonds with maturities of 1-3 years and the Lehman Brothers 1-3 Year Government Bond Index as its benchmark. After its analysis and consideration, the Board of Trustees, including all of the Independent Trustees, concluded that the fee payable under the Fund's Contract is fair and reasonable with respect to the services that AIFS and the Funds' Sub-Adviser provides.

INTERMEDIATE BOND FUND:

The Board's analysis of the Fund's performance and expenses included a discussion and review of the following materials: (i) past performance data for the adviser and sub-adviser (ii) data concerning the fees and expenses of the Fund compared to Lipper Load Short Investment Grade Funds Average peer group,
(iii) performance data of the Fund compared to relative indices, and (iv) the financial statements and projected profitability of AIFS and the Funds' Sub-Adviser, Commerce Asset Managment. After its analysis and consideration, the Board of Trustees, including all of the Independent Trustees, concluded that the fee payable under the Fund's Contract is fair and reasonable with respect to the services that AIFS provides.

STOCK FUND:

The Board's analysis of the Fund's performance and expenses included a discussion and review of the following materials: (i) peerformance ranking of the Fund in its' peer group of comparable size, (ii) data concerning the fees and expenses of the Fund compared to its peer group, (iii) performance data of the Fund compared to relative indices, and (iv) the financial statements and profitability of AIFS and the Fund's Sub-Adviser, Barrow, Hanley, Mewhinney & Strauss. In particular, the Board noted that, the Fund outperformed the S&P 500 for the 12-month period ended June 30, 2005. After its analysis and consideration, the Board of Trustees, including all of the Independent Trustees, concluded that the fee payable under the Fund's Contract is fair and reasonable with respect to the services that AIFS provides.

INTERNATIONAL EQUITY FUND:

The Board's analysis of the Fund's performance and expenses included a discussion and review of the following materials: (i) performance data of the Adviser and a peer group of funds of comparable size, (ii) data concerning the fees and expenses of the Fund compared to its peer group, (iii) performance data of the Adviser compared to relative indices, and (iv) the financial statements and profitability of AIFS and the Portfolio's sub-advisers, Barrow, Hanley, Mewhinney & Strauss. The Board noted the Fund previously invested 100% of its investable assets in the American Beacon International Equity Fund. The Board noted that following the proposed reorganization the Fund would be actively managed. Based on these factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fee payable under the Fund's Contract is fair and reasonable with respect to the services that AIFS provides.

KANSAS TAX EXEMPT BOND FUND:

The Board's analysis of the Fund's performance and expenses included a discussion and review of the following materials: (i) performance data of the Fund and its peer group, (ii) data concerning the fees and expenses of the Fund,
(iii) performance data of the Fund compared to relative indices, and (iv) the financial statements and profitability of AIFS. The Board noted that following the proposed reorganization, the current portfolio manager, Robert Campbell, would continue as portfolio manager and would become an employee of AIFS. After its analysis and consideration, the Board of Trustees, including all of the Independent Trustees, concluded that the fee payable under the Fund's Contract is fair and reasonable with respect to the services that AIFS provide.

CONCLUSION:

The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Agreements are fair and reasonable with respect to the services that AIFS will provide which include the selection and monitoring of the Sub-Advisers of the Funds, and AIFS's evaluation of each Fund's investment performance relative to other comparable funds and relevant indexes;
(2) the analysis of the costs to AIFS of performing services for the Funds, including the fact that AIFS has agreed to reduce the management fee and reimburse expenses for three years for each fund, with the exception of the Kansas Tax-Exempt Bond Fund which would be for a five year period. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

AMERICAN INDEPENDENCE FUNDS TRUST

TABLE OF SHAREHOLDER EXPENSES:

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                      BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                                    ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD**
                                                       11/1/05         4/30/06      11/1/05 - 4/30/06   11/1/05 - 4/30/06
                                                    -------------   -------------   -----------------   -----------------
Stock Fund                    Institutional Class     $1,000.00       $1,089.10           $5.96               1.15%
                              Class A***               1,000.00        1,083.90            1.43               1.19%
International Equity Fund     Institutional Class      1,000.00        1,220.20            6.39               1.16%
                              Class A***               1,000.00        1,042.80            1.40               1.19%
Short Term Bond Fund          Institutional Class      1,000.00        1,042.90            2.94               0.58%
Intermediate Bond Fund        Institutional Class      1,000.00        1,053.70            3.51               0.69%
Kansas Tax-Exempt Bond Fund   Institutional Class      1,000.00        1,011.40            2.64               0.53%
                              Class A                  1,000.00        1,009.60            4.48               0.90%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized

*** Information shown reflects values using the expense ratios and rates of returns for the period from March 20, 2006 (date of commencement of operations) to April 30, 2006 and has been calculated using expense ratios and rates of return for the same time period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                                    ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD**
                                                       11/1/05         4/30/06      11/1/05 - 4/30/06   11/1/05 - 4/30/06
                                                    -------------   -------------   -----------------   -----------------
Stock Fund                    Institutional Class     $1,000.00       $1,019.09           $5.76               1.15%
                              Class A***               1,000.00        1,018.89            5.96               1.19%
International Equity Fund     Institutional Class      1,000.00        1,019.04            5.81               1.16%
                              Class A***               1,000.00        1,018.89            5.96               1.19%
Short Term Bond Fund          Institutional Class      1,000.00        1,021.92            2.91               0.58%
Intermediate Bond Fund        Institutional Class      1,000.00        1,021.37            3.46               0.69%
Kansas Tax-Exempt Bond Fund   Institutional Class      1,000.00        1,022.17            2.66               0.53%
                              Class A                  1,000.00        1,020.33            4.51               0.90%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

*** Information shown reflects values using the expense ratios and rates of returns for the period from March 20, 2006 ( date of commencement of operations) to April 30, 2006 and has been annualized to reflect values for the period November 1, 2005 to April 30, 2006.

                      This page intentionally left blank.

                                  True Blank

(AMERICAN INDEPENDENCE FUNDS LOGO)

INVESTMENT ADVISER AND ADMINISTRATOR:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

CUSTODIAN:
INTRUST Bank NA
105 North Main Street
Wichita, Kansas 67202

TRANSFER AGENT:
BISYS Fund Services Ohio, Inc.
3435 Stelzer Rd.
Columbus, OH 43219

DISTRIBUTOR:
BISYS Fund Services Limited Partnership
3435 Stelzer Rd.
Columbus, OH 43219

FOR ADDITIONAL INFORMATION , CALL: 1-866-410-2006

This material must be preceded or accompanied by a current prospectus.

(AMERICAN INDEPENDENCE FUNDS LOGO)                        Plan your arrival.(SM)

April 30, 2006

2010
2015
2020               NEST EGG DOW JONES U.S. TARGET DATE FUNDS
2030                           SEMI-ANNUAL REPORT
2040

                Based on the DOW JONES U.S. TARGET DATE INDEXES.

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus.

American Independence Financial Services LLC is a limited liability company. "Dow Jones," "Dow Jones Indexes" and "Dow Jones U.S. Target Date Indexes" are service marks of Dow Jones & Company, Inc. Dow Jones does not sell, nor does it sponsor, endorse, or make any recommendation regarding the purchase or sale of any security.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

TABLE OF CONTENTS

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
SEMI-ANNUAL REPORT--APRIL 30, 2006

NestEgg Dow Jones U.S. 2010 Fund ..........................................    1
NestEgg Dow Jones U.S. 2015 Fund ..........................................   17
NestEgg Dow Jones U.S. 2020 Fund ..........................................   34
NestEgg Dow Jones U.S. 2030 Fund ..........................................   51
NestEgg Dow Jones U.S. 2040 Fund ..........................................   68
Notes to Financial Statements .............................................   85
Additional Information ....................................................   88
Table of Shareholder Expenses .............................................   89

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

DOW JONES DISCLAIMER "Dow Jones," "Dow Jones U.S. Target Date Indexes," "Dow Jones U.S. Style Indexes," "Dow Jones U.S. Target 2010 Index," "Dow Jones U.S. Target 2015 Index," "Dow Jones U.S. Target 2020 Index," "Dow Jones U.S. Target 2030 Index," and "Dow Jones U.S. Target 2040 Index" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by AIFS, LLC. The NestEgg Dow Jones U.S. Target Date Funds, based on the Dow Jones U.S. Target Date Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS (17.8%)

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                        -------   ---------
CONSUMER DISCRETIONARY (1.5%)
Activision, Inc. ........................................        46         653
Actuant Corp. Class A ...................................        11         703
Altria Group, Inc. ......................................        53       3,877
Anheuser-Busch Cos., Inc. (a) ...........................         7         312
Archer-Daniels-Midland Co. (a) ..........................         8         291
ArvinMeritor, Inc. ......................................        36         599
Avon Products, Inc. (a) .................................        20         652
Beazer Homes USA, Inc. (a) ..............................        16         922
Black & Decker Corp. (a) ................................        14       1,311
Brown-Forman Corp. Class B (a) ..........................        10         745
Brunswick Corp. (a) .....................................        17         667
Bunge Ltd ...............................................        19       1,014
Callaway Golf Co. (a) ...................................        34         543
Carolina Group ..........................................        30       1,537
Centex Corp. (a) ........................................        22       1,223
Champion Enterprises, Inc. ..............................        38         580
Church & Dwight Co. (a) .................................        26         953
Cintas Corp. (a) ........................................        23         966
Clorox Co. (a) ..........................................         8         513
Coach, Inc. .............................................        17         561
Coca-Cola Co. (a) .......................................       166       6,964
Colgate-Palmolive Co. (a) ...............................        23       1,360
Cooper Tire & Rubber Co. (a) ............................        43         546
Corn Products International, Inc. .......................        33         924
Del Monte Foods Co. .....................................       100       1,166
Eastman Kodak Co. (a) ...................................        50       1,348
Electronic Arts, Inc. ...................................        14         795
Energizer Holdings, Inc. ................................        12         614
Estee Lauder Cos., Inc. .................................        23         854
Flowers Foods, Inc. .....................................        23         646
Ford Motor Co. ..........................................        67         466
Furniture Brands International, Inc. (a) ................        26         598
Garmin Ltd. .............................................        10         864
Gentex Corp. ............................................        37         542
Genuine Parts Co. (a) ...................................        31       1,353
Goodyear Tire & Rubber Co. (a) ..........................        51         714
H.J. Heinz Co. (a) ......................................        17         706
Hain Celestial Group, Inc. ..............................        25         673
Harley-Davidson, Inc. (a) ...............................        12         610
Harman International Industries, Inc. (a) ...............        10         880
Hasbro, Inc. (a) ........................................        28         552
HNI Corp. ...............................................        10         529
Hormel Foods Corp. (a) ..................................        18         604
Johnson Controls, Inc. (a) ..............................         7         571
Jones Apparel Group, Inc. ...............................        21         721
KB Home .................................................        13         800
Kellwood Co. (a) ........................................        19         609
Kimberly-Clark Corp. (a) ................................        18       1,054
La-Z-Boy, Inc. (a) ......................................        35         536
Leggett & Platt, Inc. (a) ...............................        33         875
Lennar Corp. Class A ....................................        22       1,208
Liberty Global, Inc. Series C ...........................        40         799
Liz Claiborne, Inc. (a) .................................        19         742
Martek Biosciences Corp. ................................        17         505
Mattel, Inc. (a) ........................................        71       1,149
McCormick & Co., Inc. (a) ...............................        26         906
Modine Manufacturing Co. ................................        22         638
Mohawk Industries, Inc. .................................         9         721
Molson Coors Brewing Co. Class B ........................        13         960
NBTY, Inc. ..............................................         6         136
Newell Rubbermaid, Inc. (a) .............................        48       1,316
Nike, Inc. Class B (a) ..................................         8         655
Nu Skin Enterprises, Inc. Class A (a) ...................        36         595
NutriSystem, Inc. .......................................        14         950
NVR, Inc. ...............................................         1         755
PepsiCo, Inc. (a) .......................................        42       2,446
Phillips-Van Heusen Corp. (a) ...........................        15         603
Polaris Industries, Inc. (a) ............................        17         814
Polo Ralph Lauren Corp. .................................        10         607
Procter & Gamble Co. (a) ................................        95       5,529
Ralcorp Holdings, Inc. (a) ..............................        15         559
Sara Lee Corp. (a) ......................................        30         536
SCP Pool Corp. ..........................................        21         981
Smithfield Foods, Inc. ..................................         5         135
Snap-On, Inc. (a) .......................................        27       1,121
Standard Pacific Corp. (a) ..............................        16         507
Stanley Works (a) .......................................        20       1,045
Starwood Hotels & Resorts Worldwide .....................        10         574
Steelcase, Inc. Class A .................................        30         562
Take-Two Interactive Software, Inc. .....................        37         631
THQ, Inc. ...............................................        25         641
Timberland Co. (a) ......................................        23         783
Tommy Hilfiger Corp. ....................................        48         799
Tupperware Brands Corp. (a) .............................        27         570
Tyson Foods, Inc. Class A (a) ...........................        41         599
Universal Corp. (a) .....................................        17         647
UST, Inc. (a) ...........................................        29       1,274
VF Corp. (a) ............................................        16         979
WCI Communities, Inc. ...................................        24         615
Weight Watchers International, Inc. .....................        11         543
Whirlpool Corp. (a) .....................................         4         358
WM. Wrigley Jr. Co. (a) .................................         2          94
Wolverine World Wide, Inc. (a) ..........................        30         745
Yankee Candle Co., Inc. .................................        18         543
                                                                      ---------
                                                                         85,971
                                                                      ---------
CONSUMER STAPLES (2.3%)
Abercrombie & Fitch Co. .................................        15         911
Adesa, Inc. .............................................        22         561
Advance Auto Parts, Inc. ................................        18         724
ADVO, Inc. ..............................................        17         482
Aeropostale, Inc. .......................................        22         676
AirTran Holdings, Inc. (a) ..............................        45         629
Amazon.com, Inc. (a) ....................................        17         599
American Greetings Corp. Class A (a) ....................        33         743
AmerisourceBergen Corp. .................................        48       2,070
Andrx Group .............................................        38         886
Ann Taylor Stores Corp. .................................        29       1,083
aQuantive, Inc. .........................................        31         777
ARAMARK Corp. Class B ...................................        21         590
Arbitron, Inc. ..........................................        16         571
AutoNation, Inc. ........................................        34         766
AutoZone, Inc. (a) ......................................         9         842
Avid Technology, Inc. ...................................        17         655
Barnes & Noble, Inc. ....................................        23       1,037
Bed Bath & Beyond, Inc. .................................        17         652
Best Buy Co., Inc. ......................................        18       1,020

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                        -------   ---------
CONSUMER STAPLES, CONTINUED
Big Lots, Inc. ..........................................        60         867
Bob Evans Farms, Inc. (a) ...............................        18         520
Borders Group, Inc. .....................................        38         897
Brinker International, Inc. .............................        15         587
Cablevision Systems Corp. ...............................        32         649
Cardinal Health, Inc. (a) ...............................        19       1,280
Career Education Corp. ..................................        17         627
CarMax, Inc. ............................................        18         636
Casey's General Stores, Inc. ............................        24         513
Catalina Marketing Corp. ................................        30         710
CBRL Group, Inc. ........................................        19         773
CDW Corp. ...............................................        11         655
CEC Entertainment, Inc. .................................        18         632
Cendant Corp. ...........................................        39         680
Charming Shoppes, Inc. (a) ..............................        56         770
Cheesecake Factory, Inc. ................................        31         978
Chemed Corp. ............................................        10         545
Chico's Fas, Inc. .......................................        30       1,112
Children's Place Retail Stores, Inc. ....................        10         618
Christopher & Banks Corp. ...............................        25         661
Circuit City Stores, Inc. (a) ...........................        32         920
CNET Networks, Inc. .....................................        55         593
Comcast Corp. Class A ...................................        56       1,732
Continental Airlines, Inc. Class B ......................        44       1,146
Costco Wholesale Corp. (a) ..............................        21       1,143
CVS Corp. (a) ...........................................        19         565
DeVry, Inc. (a) .........................................        32         828
Dick's Sporting Goods, Inc. .............................        17         717
Dillard's, Inc. (a) .....................................        36         939
Discovery Holding Co. Class A ...........................        47         700
Dollar General Corp. (a) ................................        71       1,240
Dollar Tree Stores, Inc. ................................        26         678
DreamWorks Animation SKG, Inc. Class A ..................        24         650
Dress Barn, Inc. ........................................        24         607
Dun & Bradstreet Corp. ..................................        12         924
E.W. Scripps Co. Class A ................................        14         645
eBay, Inc. ..............................................        32       1,101
EchoStar Communications Corp. (a) .......................        37       1,143
Education Management Corp. ..............................        27       1,146
Entercom Communications Corp. Class A ...................        25         662
Family Dollar Stores, Inc. (a) ..........................        35         875
Fastenal Co. ............................................        24       1,123
Federated Department Stores, Inc. .......................        10         779
Foot Locker, Inc. .......................................        38         881
Gannett Co., Inc. (a) ...................................         9         495
Gaylord Entertainment Co. ...............................        16         708
Getty Images, Inc. ......................................         8         512
Guitar Center, Inc. .....................................        10         538
H&R Block, Inc. (a) .....................................        52       1,187
Harrah's Entertainment, Inc. (a) ........................         8         653
Home Depot, Inc. (a) ....................................        64       2,555
IHOP Corp. ..............................................        11         527
International Game Technology (a) .......................        15         569
International Speedway Corp. Class A (a) ................        11         541
Interpublic Group of Cos. (a) ...........................        74         709
ITT Educational Services, Inc. (a) ......................        18       1,144
J.C. Penney Co., Inc. (a) ...............................        11         720
Jack in the Box, Inc. ...................................        15         627
John Wiley & Sons, Inc. Class A (a) .....................        17         623
Kohl's Corp. (a) ........................................        14         782
Lamar Advertising Co. Class A ...........................        14         770
Laureate Education, Inc. ................................        18         902
Liberty Media Corp. Series A ............................       120       1,002
Live Nation, Inc. .......................................        33         627
Longs Drug Stores Corp. (a) .............................         5         237
Lowe's Cos. (a) .........................................        22       1,387
Marriott International, Inc. Class A (a) ................         8         585
Matthews International Corp. Class A ....................        17         592
McClatchy Co. Class A ...................................        11         497
McDonald's Corp.(a) .....................................        33       1,141
McGraw-Hill Cos. (a) ....................................        17         946
McKesson Corp. (a) ......................................        12         583
Media General, Inc. Class A (a) .........................        11         452
Men's Wearhouse, Inc. ...................................        20         709
Meredith Corp. (a) ......................................        16         794
Michaels Stores, Inc. ...................................        23         870
Navteq Corp. ............................................        15         623
Netflix, Inc. ...........................................        27         800
New York Times Co. Class A (a) ..........................        26         645
News Corp. Class A ......................................        53         909
News Corp. Class B ......................................        30         547
Nordstrom, Inc. (a) .....................................        39       1,495
O'Reilly Automotive, Inc. ...............................        19         644
Office Depot, Inc. ......................................        50       2,028
Omnicare, Inc. (a) ......................................        18       1,021
Omnicom Group, Inc. .....................................         8         720
P.F. Chang's China Bistro, Inc. .........................        14         597
Pacific Sunwear of California, Inc. .....................        31         722
Panera Bread Co. Class A ................................        12         890
Payless Shoesource, Inc. ................................        35         804
Penn National Gaming, Inc. ..............................        14         570
PETsMART, Inc. ..........................................        24         664
Pier 1 Imports, Inc. (a) ................................        54         652
Pinnacle Entertainment, Inc. ............................        24         655
Pixar (a) ...............................................        10         643
R.H. Donnelley Corp. ....................................        12         674
RadioShack Corp. ........................................        32         544
Regis Corp. .............................................        18         631
Rent-A-Center, Inc. .....................................        50       1,381
Royal Caribbean Cruises Ltd. ............................        23         961
Ruby Tuesday, Inc. (a) ..................................        25         744
Sabre Holdings Corp. (a) ................................        23         531
Safeway, Inc. (a) .......................................        21         528
Saks, Inc. ..............................................        66       1,329
Scientific Games Corp. ..................................        27       1,028
Sears Holdings Corp. ....................................         4         575
Service Corp. International (a) .........................       161       1,296
ServiceMaster Co. .......................................        51         614
Sirius Satellite Radio, Inc. ............................       202         945
Six Flags, Inc. .........................................        50         461
Sonic Corp. .............................................        24         814
Staples, Inc. ...........................................        33         872
Starbucks Corp. .........................................        34       1,267
Station Casinos, Inc. (a) ...............................         8         617
Strayer Education, Inc. (a) .............................         6         624
Supervalu, Inc. (a) .....................................        24         696

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                        -------   ---------
CONSUMER STAPLES, CONTINUED
Sysco Corp. (a) .........................................        28         837
Target Corp. ............................................        24       1,274
Time Warner, Inc. .......................................       124       2,157
Tractor Supply Co. ......................................        14         907
Univision Communications, Inc. Class A ..................        43       1,534
Urban Outfitters, Inc. ..................................        20         464
VCA Antech, Inc. ........................................        33       1,026
Viacom, Inc. Class B ....................................        31       1,235
Wal-Mart Stores, Inc. (a) ...............................        80       3,601
Walgreen Co. (a) ........................................        30       1,258
Washington Post Co. Class B (a) .........................         1         766
Wendy's International, Inc. (a) .........................        18       1,112
Whole Foods Market, Inc. ................................        22       1,350
Williams-Sonoma, Inc. ...................................        16         670
WM Wrigley Jr. Co. ......................................         1          24
Wynn Resorts Ltd. .......................................        12         913
XM Satellite Radio Holdings, Inc. Class A ...............        37         748
Yum! Brands, Inc. .......................................        13         672
Zale Corp. ..............................................        35         863
                                                                      ---------
                                                                        131,877
                                                                      ---------
ENERGY (1.3%)
Anadarko Petroleum Corp. (a) ............................         9         943
Apache Corp. (a) ........................................        12         853
Atwood Oceanics, Inc. ...................................        14         747
Baker Hughes, Inc. (a) ..................................        15       1,212
Cabot Oil & Gas Corp. (a) ...............................        20         985
Cheniere Energy, Inc. ...................................        20         857
Chesapeake Energy Corp. (a) .............................        59       1,869
Chevron Corp. ...........................................        57       3,478
ConocoPhillips ..........................................        48       3,211
Cooper Cameron Corp. ....................................        19         955
Core Laboratories N.V. (a) ..............................         4         245
Denbury Resources, Inc. (a) .............................        46       1,500
Devon Energy Corp. ......................................        17       1,022
Diamond Offshore Drilling, Inc. (a) .....................        10         908
Dynegy, Inc. Class A ....................................       140         696
El Paso Corp. ...........................................       115       1,485
Encore Acquisition Co. ..................................        19         582
ENSCO International, Inc. (a) ...........................        26       1,391
EOG Resources, Inc. .....................................         4         281
Exxon Mobil Corp. .......................................       153       9,650
Forest Oil Corp. ........................................        28       1,024
Global Industries Ltd. (a) ..............................        44         698
Grant Prideco, Inc. .....................................        22       1,126
Grey Wolf, Inc. .........................................        99         772
Halliburton Co. (a) .....................................        23       1,797
Hanover Compressor Co. (a) ..............................        48         968
Helix Energy Solutions Group, Inc. ......................        29       1,126
Houston Exploration Co. (a) .............................        11         615
Hydril ..................................................        10         802
Lone Star Technologies, Inc. (a) ........................        12         636
Marathon Oil Corp. ......................................        14       1,111
Maverick Tube Corp. (a) .................................        17         925
Nabors Industries Ltd ...................................        54       2,016
Noble Corp. .............................................        22       1,737
Noble Energy, Inc. ......................................        31       1,394
Occidental Petroleum Corp. (a) ..........................        16       1,644
Oceaneering International, Inc. .........................        10         610
OGE Energy Corp. (a) ....................................        47       1,418
Parker Drilling Co. (a) .................................        19         160
Patterson-UTI Energy, Inc. ..............................        29         938
Pogo Producing Co. ......................................        13         646
Pride International, Inc. ...............................        27         942
Rowan Cos., Inc. (a) ....................................        18         798
Schlumberger Ltd. (a) ...................................        36       2,489
SEACOR Holding, Inc. (a) ................................         8         708
Smith International, Inc. ...............................        36       1,520
Southwestern Energy Co. (a) .............................        28       1,009
St. Mary Land & Exploration Co. .........................        23         970
(a) Stone Energy Corp. (a) ..............................        17         801
Tesoro Corp. (a) ........................................         8         559
Tetra Technologies, Inc. (a) ............................         7         344
TODCO ...................................................        24       1,101
Transocean, Inc. (a) ....................................        15       1,216
Unit Corp. (a) ..........................................        16         924
Valero Energy Corp. (a) .................................        14         906
Veritas DGC, Inc. (a) ...................................        17         815
Western Gas Resources, Inc. (a) .........................        15         780
Williams Cos. (a) .......................................        27         592
XTO Energy, Inc. ........................................        15         635
                                                                      ---------
                                                                         72,142
                                                                      ---------
FINANCIALS (3.9%)
A.G. Edwards, Inc. (a) ..................................        13         687
ACE Ltd. ................................................        12         666
Affiliated Managers Group, Inc. .........................        13       1,317
AFLAC, Inc. (a) .........................................        22       1,046
Alexandria Real Estate Equities, Inc. ...................         9         815
Allstate Corp. (a) ......................................        15         847
AMB Property Corp. ......................................        15         750
AMBAC Financial Group, Inc. (a) .........................        18       1,482
American Express Co. (a) ................................        34       1,830
American Financial Group, Inc. ..........................        21         930
American Home Mortgage Investment Corp. REIT ............        24         833
American International Group, Inc. (a) ..................        58       3,785
AmeriCredit Corp. .......................................        24         727
AmerUs Group Co. Class A ................................        21       1,232
AmSouth Bancorp (a) .....................................        61       1,765
Annaly Mortgage Management, Inc. ........................        63         849
Aon Corp. (a) ...........................................        46       1,928
Archstone-Smith Trust ...................................        37       1,809
Arden Realty Group, Inc. ................................        35       1,587
Arthur J. Gallagher & Co. (a) ...........................        22         604
Associated Banc-Corp. ...................................        22         744
Assurant, Inc. ..........................................        20         963
Astoria Financial Corp. .................................        18         564
Avalonbay Communities, Inc. .............................        12       1,292
Axis Capital Holdings Ltd. ..............................        21         626
BancorpSouth, Inc. (a) ..................................        38         974
Bank of America Corp. (a) ...............................       119       5,939
Bank of Hawaii Corp. ....................................        21       1,141
Bank of New York Co. (a) ................................        30       1,055
BB&T Corp. (a) ..........................................        21         902
Bear Stearns Cos. (a) ...................................         4         570
Boston Properties, Inc. .................................        20       1,765
Brandywine Realty Trust .................................        46       1,302
Brown & Brown, Inc. .....................................        19         593

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                        -------   ---------
FINANCIALS, CONTINUED
Capital One Financial Corp. (a) .........................        11         953
CapitalSource, Inc. .....................................        25         588
CarrAmerica Realty Corp. ................................        30       1,343
Cathay General Bancorp ..................................        17         650
CB Richard Ellis Group, Inc. Class A ....................        10         879
CBL & Associates Properties, Inc. .......................        24         960
Charles Schwab Corp. (a) ................................        59       1,056
Chittenden Corp. ........................................        24         661
Chubb Corp. (a) .........................................        16         825
Cincinnati Financial Corp. (a) ..........................        27       1,151
CIT Group, Inc. .........................................        37       1,998
Citigroup, Inc. (a) .....................................       123       6,143
Citizens Banking Corp. ..................................        28         732
Colonial Bancgroup, Inc. (a) ............................        27         700
Colonial Properties Trust ...............................        23       1,133
Commerce Bancshares, Inc. ...............................        12         627
Compass Bancshares, Inc. ................................        22       1,209
Conseco, Inc. ...........................................        26         657
Countrywide Financial Corp. (a) .........................         9         366
Cousins Properties, Inc. ................................        21         660
Cullen/Frost Bankers, Inc. (a) ..........................        21       1,215
Delphi Financial Group, Inc. Class A (a) ................        11         576
Doral Financial Corp. ...................................        63         498
Duke Realty Corp. .......................................        25         885
E*TRADE Financial Corp. .................................        62       1,543
East West Bancorp, Inc. .................................        21         833
Eaton Vance Corp. (a) ...................................        31         883
Equity Inns, Inc. .......................................        36         583
Equity Lifestyle Properties, Inc. .......................        11         484
Equity Office Properties Trust ..........................        19         614
Essex Property Trust, Inc. ..............................         8         873
Everest Re Group Ltd. ...................................        11       1,001
F.N.B. Corp. ............................................        35         587
Fannie Mae (a) ..........................................        25       1,265
Federal Realty Investment Trust .........................         9         614
Federated Investors, Inc. ...............................        17         597
Felcor Lodging Trust, Inc. ..............................        32         693
Fidelity National Financial, Inc. (a) ...................        28       1,175
Fifth Third Bancorp (a) .................................        18         728
First American Corp. (a) ................................        15         639
First Bancorp (Puerto Rico) (a) .........................        51         541
First Horizon National Corp. ............................        22         933
First Midwest Bancorp (a) ...............................        24         865
First Niagara Financial Group, Inc. .....................        62         868
FirstFed Financial Corp. (a) ............................         9         566
FirstMerit Corp. (a) ....................................        41       1,008
Forest City Enterprises, Inc. Class A ...................        13         587
Franklin Resources, Inc. (a) ............................         6         559
Freddie Mac (a) .........................................        18       1,099
Fulton Financial Corp. ..................................        82       1,349
Genworth Financial, Inc. Class A ........................        67       2,224
Goldman Sachs Group, Inc. ...............................         9       1,443
Greater Bay Bancorp (a) .................................        27         746
Hartford Financial Services Group, Inc. (a) .............        11       1,011
Health Care Property Investors, Inc. ....................        24         658
Health Care REIT, Inc. ..................................        30       1,044
Healthcare Realty Trust, Inc. ...........................        25         947
Highwoods Properties, Inc. ..............................        28         883
Hilb Rogal & Hobbs Co. (a) ..............................        19         777
Home Properties, Inc. ...................................        16         800
Horace Mann Educators Corp. .............................        29         505
Hospitality Properties Trust ............................        12         517
Host Marriott Corp. .....................................         6         126
HRPT Properties Trust ...................................       109       1,197
Hudson City Bancorp, Inc. ...............................       143       1,918
Hugoton Royalty Trust ...................................         1          25
Huntington Bancshares, Inc. (a) .........................        38         918
Independence Community Bank Corp. .......................        14         588
IndyMac Bancorp, Inc. ...................................        29       1,401
Investment Technology Group, Inc. (a) ...................         7         371
Investors Financial Services Corp. (a) ..................        15         718
iStar Financial, Inc. ...................................        19         727
Janus Capital Group, Inc. ...............................        40         778
Jefferies Group, Inc. (a) ...............................        20       1,329
Jones Lang LaSalle, Inc. ................................        12       1,017
JPMorgan Chase & Co. ....................................        90       4,083
KeyCorp (a) .............................................        16         612
Kilroy Realty Corp. .....................................        15       1,070
Kimco Realty Corp. ......................................        37       1,374
Knight Capital Group, Inc. Class A ......................        56         939
LaBranche & Co., Inc. ...................................        38         537
LaSalle Hotel Properties ................................        21         918
Lazard Ltd. .............................................        20         888
Legg Mason, Inc. (a) ....................................         5         592
Lehman Brothers Holdings, Inc. (a) ......................         6         907
Lexington Corporate Properties Trust ....................        35         755
Liberty Property Trust ..................................        15         671
Lincoln National Corp. (a) ..............................        30       1,742
Loews Corp. (a) .........................................         6         637
Macerich Co. ............................................        12         879
Mack-Cali Realty Corp. ..................................        32       1,447
Markel Corp. ............................................         2         699
Marsh & McLennan Cos. (a) ...............................        20         613
Marshall & Ilsley Corp. (a) .............................        34       1,554
MBIA, Inc. (a) ..........................................        24       1,431
Mellon Financial Corp. (a) ..............................        16         602
Mercantile Bankshares Corp. (a) .........................        22         827
MeriStar Hospitality Corp. ..............................        59         616
Merrill Lynch & Co., Inc. (a) ...........................        32       2,440
MetLife, Inc. ...........................................        16         834
MGIC Investment Corp. (a) ...............................        17       1,202
Moody's Corp. ...........................................        11         682
Morgan Stanley (a) ......................................        24       1,543
Nasdaq Stock Market, Inc. (a) ...........................        29       1,085
National City Corp. (a) .................................        21         775
National Financial Partners Corp. .......................        17         884
Nationwide Financial Services, Inc. Class A (a) .........        30       1,316
Nationwide Health Properties, Inc. ......................        35         753
New Century Financial Corp. .............................        26       1,332
New Plan Excel Realty Trust, Inc. .......................        25         616
New York Community Bancorp, Inc. ........................        42         723
North Fork Bancorp ......................................        21         633
NovaStar Financial, Inc. ................................        20         740
Ohio Casualty Corp. .....................................        33         978
Old National Bancorp ....................................        36         743
Old Republic International Corp. (a) ....................        38         846

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                        -------   ---------
FINANCIALS, CONTINUED
Pacific Capital Bancorp .................................        23         771
Pan Pacific Retail Properties, Inc. .....................        16       1,066
Park National Corp. .....................................         6         602
PartnerRe Ltd. ..........................................        10         626
Pennsylvania Real Estate Investment Trust ...............        18         730
Philadelphia Consolidated Holding Co. (a) ...............        27         895
Phoenix Cos., Inc. ......................................        47         714
Platinum Underwriters Holdings Ltd ......................        28         772
Plum Creek Timber Co., Inc. REIT ........................        32       1,162
PMI Group, Inc. .........................................        16         738
PNC Financial Services Group, Inc. (a) ..................        11         786
Popular, Inc. ...........................................        43         889
Post Properties, Inc. ...................................        21         917
Potlatch Corp. REIT .....................................        15         584
Principal Financial Group, Inc. .........................        11         564
ProAssurance Corp. ......................................        15         756
Progressive Corp. (a) ...................................         8         868
Protective Life Corp. (a) ...............................        11         554
Provident Bankshares Corp. ..............................        17         591
Provident Financial Services, Inc. ......................        36         657
Prudential Financial, Inc. ..............................        12         938
Public Storage, Inc. ....................................        15       1,153
Radian Group, Inc. (a) ..................................        15         941
Realty Income Corp. .....................................        44         997
Reckson Associates Realty Corp. .........................        42       1,709
Redwood Trust, Inc. (a) .................................        16         680
Regions Financial Corp. .................................        18         657
RenaissanceRe Holdings Ltd. .............................        12         505
Republic Bancorp, Inc. (a) ..............................        51         585
Safeco Corp. (a) ........................................        22       1,142
SEI Investments Co. (a) .................................        15         644
Selective Insurance Group, Inc. (a) .....................        11         612
Shurgard Storage Centers, Inc. ..........................        25       1,575
Simon Property Group, Inc. ..............................        10         819
Sky Financial Group, Inc. ...............................        26         672
SLM Corp. ...............................................        19       1,005
South Financial Group, Inc. .............................        39       1,058
Sovereign Bancorp, Inc. .................................        66       1,463
St. Joe Co. .............................................        12         674
St. Paul Travelers Cos., Inc. (a) .......................        26       1,145
StanCorp Financial Group, Inc. (a) ......................        23       1,135
Sterling Bancshares, Inc. ...............................        30         497
Sun Trust Banks, Inc. (a) ...............................        14       1,083
Susquehanna Bancshares, Inc. ............................        24         573
SVB Financial Group .....................................        14         711
Synovus Financial Corp. (a) .............................        45       1,260
T. Rowe Price Group, Inc. ...............................        22       1,852
Taubman Centers, Inc. ...................................        20         823
TCF Financial Corp. .....................................        22         591
TD Ameritrade Holding Corp. .............................        46         854
TD Banknorth, Inc. ......................................        21         623
Thornburg Mortgage, Inc. ................................        52       1,503
Torchmark Corp. (a) .....................................        18       1,082
Trizec Properties, Inc. .................................        22         550
Trustco Bank Corp. ......................................        50         579
Trustmark Corp. .........................................        26         817
U.S. Bancorp ............................................        47       1,478
UnionBanCal Corp. .......................................        10         701
United Bankshares, Inc. .................................        21         766
United Dominion Realty Trust, Inc. ......................        24         653
Unitrin, Inc. ...........................................        11         537
UnumProvident Corp. (a) .................................        52       1,056
Valley National Bancorp .................................        27         703
Ventas, Inc. ............................................        18         588
W Holding Co., Inc. .....................................        69         517
Wachovia Corp. ..........................................        45       2,693
Washington Federal, Inc. ................................        45       1,076
Washington Mutual, Inc. (a) .............................        37       1,667
Washington Real Estate Investment Trust .................        22         820
Weingarten Realty Investors .............................        20         788
Wells Fargo & Co. (a) ...................................        42       2,885
Westamerica Bancorp .....................................        13         665
White Mountains Insurance Group Ltd. ....................         1         522
Whitney Holding Corp. (a) ...............................        40       1,422
Willis Group Holdings Ltd. ..............................        29       1,019
Wilmington Trust Corp. (a) ..............................        16         709
Wintrust Financial Corp. ................................        12         621
XL Capital Ltd. Class A .................................         8         527
                                                                      ---------
                                                                        228,219
                                                                      ---------
HEALTH CARE (1.9%)
Abbott Laboratories (a) .................................        39       1,667
Advanced Medical Optics, Inc. ...........................        26       1,212
Aetna, Inc. .............................................        26       1,001
Alexion Pharmaceuticals, Inc. ...........................        16         544
Allergan, Inc. (a) ......................................        13       1,335
American Medical Systems Holdings, Inc. .................        26         577
Amgen, Inc. .............................................        38       2,573
Amylin Pharmaceuticals, Inc. ............................        17         740
Applied Biosystems Group-Applera Corp. ..................        35       1,009
Arthrocare Corp. ........................................        13         589
Barr Pharmaceuticals, Inc. ..............................        16         969
Bausch & Lomb, Inc. (a) .................................         9         441
Beckman Coulter, Inc. (a) ...............................        10         514
Becton Dickinson & Co. (a) ..............................        10         630
Bio-Rad Laboratories, Inc. Class A ......................        10         654
Biogen Idec, Inc. .......................................        15         673
Boston Scientific Corp. .................................        51       1,190
Bristol-Myers Squibb Co. (a) ............................        51       1,294
C.R. Bard, Inc. (a) .....................................        18       1,340
Caremark Rx, Inc. .......................................         9         410
Celera Genomics Group-Applera Corp. .....................        49         588
Celgene Corp. ...........................................        57       2,403
Centene Corp. ...........................................        22         565
Cephalon, Inc. ..........................................        10         657
Charles River Laboratories International, Inc. ..........        12         567
CIGNA Corp. (a) .........................................         5         535
Community Health Systems, Inc. ..........................        15         544
Cooper Cos. (a) .........................................        10         548
Covance, Inc. ...........................................        11         642
Coventry Health Care, Inc. ..............................        27       1,341
Cubist Pharmaceuticals, Inc. ............................        28         635
CV Therapeutics, Inc. ...................................        23         457

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                        -------   ---------
FINANCIALS, CONTINUED
Cytyc Corp. .............................................        19         491
Dade Behring Holdings, Inc. .............................        15         585
DaVita, Inc. ............................................        17         956
Delta & Pine Land Co. (a) ...............................         7         207
Dentsply International, Inc. (a) ........................        12         716
Diagnostic Products Corp. (a) ...........................        12         696
Edwards Lifesciences Corp. ..............................        24       1,067
Endo Pharmaceuticals Holdings, Inc. .....................        18         566
Fisher Scientific International, Inc. ...................        21       1,482
Forest Laboratories, Inc. ...............................        16         646
Gen-Probe, Inc. .........................................        20       1,069
Genentech, Inc. .........................................        14       1,116
Genzyme Corp. ...........................................        12         734
Gilead Sciences, Inc. ...................................        20       1,150
Haemonetics Corp. (a) ...................................        10         545
Health Management Associates, Inc. Class A ..............        40         828
Health Net, Inc. ........................................        26       1,058
Healthways, Inc. ........................................        14         687
Henry Schein, Inc. (a) ..................................        15         699
Hillenbrand Industries, Inc. (a) ........................        10         514
Hologic, Inc. ...........................................        13         620
Hospira, Inc. ...........................................        37       1,426
Humana, Inc. (a) ........................................        27       1,220
IDEXX Laboratories, Inc. (a) ............................        14       1,165
ImClone Systems, Inc. (a) ...............................        16         578
Immucor, Inc. (a) .......................................        18         523
Invitrogen Corp. ........................................         9         594
Johnson & Johnson (a) ...................................        91       5,334
King Pharmaceuticals, Inc. ..............................        42         730
Kyphon, Inc. ............................................        15         623
Laboratory Corp. of America Holdings ....................        22       1,256
LifePoint Hospitals, Inc. ...............................        21         666
Lincare Holdings, Inc. ..................................        17         672
Manor Care, Inc. (a) ....................................        18         789
Medco Health Solutions, Inc. ............................        14         745
Medicines Co. ...........................................        25         481
Medicis Pharmaceutical Corp. ............................        22         723
Medimmune, Inc. .........................................        42       1,322
Medtronic, Inc. (a) .....................................        37       1,854
Mentor Corp. ............................................        15         650
Merck & Co., Inc. (a) ...................................        56       1,928
MGI Pharma, Inc. ........................................        31         579
Millennium Pharmaceuticals, Inc. ........................        54         490
Millipore Corp. (a) .....................................         8         590
Mylan Laboratories, Inc. (a) ............................        38         830
Myriad Genetics, Inc. ...................................        20         513
Nektar Therapeutics .....................................        34         731
Neurocrine Biosciences, Inc. ............................        15         860
Onyx Pharmaceuticals, Inc. ..............................        21         490
Owens & Minor, Inc. (a) .................................        21         669
Patterson Cos., Inc. ....................................        20         652
PDL BioPharma, Inc. .....................................        45       1,295
Pediatrix Medical Group, Inc. (a) .......................        20       1,012
Perrigo Co. .............................................        46         734
Pfizer, Inc. (a) ........................................       291       7,371
Pharmaceutical Product Development, Inc. ................        24         861
PolyMedica Corp. ........................................        13         537
Quest Diagnostics, Inc. (a) .............................        26       1,449
ResMed, Inc. ............................................        28       1,208
Respironics, Inc. (a) ...................................        17         623
Sepracor, Inc. ..........................................        18         804
Sierra Health Services, Inc. (a) ........................        21         823
St. Jude Medical, Inc. (a) ..............................        16         632
Stryker Corp. (a) .......................................        12         525
Sunrise Senior Living, Inc. .............................        15         558
Sybron Dental Specialties, Inc. .........................        16         753
Techne Corp. ............................................        15         850
Telik, Inc. .............................................        27         497
Tenet Healthcare Corp. (a) ..............................        82         682
Triad Hospitals, Inc. ...................................        14         577
United Surgical Partners International, Inc. ............        17         561
United Therapeutics Corp. ...............................         9         536
UnitedHealth Group, Inc. ................................        42       2,089
Universal Health Services, Inc. Class B .................        12         609
Varian Medical Systems, Inc. (a) ........................        22       1,152
Varian, Inc. ............................................        13         563
Ventana Medical Systems, Inc. ...........................        17         828
Vertex Pharmaceuticals, Inc. ............................        25         909
Waters Corp. ............................................        19         861
Watson Pharmaceuticals, Inc. ............................        18         512
WellPoint, Inc. .........................................        20       1,420
Wyeth ...................................................        34       1,655
Zimmer Holdings, Inc. ...................................        11         692
                                                                      ---------
                                                                        109,137
                                                                      ---------
INDUSTRIALS (2.7%)
Accenture Ltd. Class A ..................................        25         727
Aeroflex, Inc. (a) ......................................        39         492
AGCO Corp. ..............................................        47       1,112
Agilent Technologies, Inc. ..............................        24         922
Albany International Corp. Class A (a) ..................        15         587
Alexander & Baldwin, Inc. (a) ...........................        18         898
Alliance Data Systems Corp. .............................        12         660
Alliant Techsystems, Inc. ...............................        15       1,200
Allied Waste Industries, Inc. (a) .......................        51         722
American Standard Cos., Inc. ............................        30       1,306
Ametek, Inc. (a) ........................................        28       1,380
Amphenol, Inc. ..........................................        15         867
Anixter International, Inc. (a) .........................        13         661
Aptargroup, Inc. ........................................        13         681
Armor Holdings, Inc. ....................................        13         794
Arrow Electronics, Inc. .................................        21         760
Automatic Data Processing, Inc. (a) .....................        26       1,146
Avnet, Inc. (a) .........................................        24         628
Ball Corp. (a) ..........................................        17         680
Banta Corp. (a) .........................................        13         658
Belden CDT, Inc. ........................................        24         751
Bemis Co., Inc. (a) .....................................        18         566
Benchmark Electronics, Inc. .............................        24         655
Boeing Co. (a) ..........................................        33       2,754
Brink's Co. .............................................        24       1,219
C.H. Robinson Worldwide, Inc. ...........................        29       1,286
Carlisle Cos. (a) .......................................        13       1,099
Ceradyne, Inc. ..........................................        13         689
Ceridian Corp. ..........................................        26         630
CheckFree Corp. .........................................        13         700

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                        -------   ---------
INDUSTRIALS, CONTINUED
Checkpoint Systems, Inc. (a) ............................        20         527
Choicepoint, Inc. .......................................        15         660
Clarcor, Inc. (a) .......................................        21         735
Cognex Corp. ............................................        23         613
Commscope, Inc. .........................................        28         925
Convergys Corp. .........................................        34         662
Corporate Executive Board Co. ...........................         7         750
Corrections Corp. of America ............................        16         718
Crane Co. (a) ...........................................        27       1,141
Crown Holdings, Inc. ....................................        87       1,395
Cummins, Inc. (a) .......................................         9         941
Curtiss-Wright Corp. (a) ................................        18         597
Danaher Corp. (a) .......................................        11         705
Deere & Co. (a) .........................................         9         790
Dionex Corp. ............................................        11         661
Donaldson Co., Inc. (a) .................................        29         964
DRS Technologies, Inc. ..................................        16         888
Eagle Materials, Inc. ...................................        22       1,458
EGL, Inc. ...............................................        13         607
EMCOR Group, Inc. (a) ...................................        12         601
Emdeon Corp. ............................................        64         730
Energy Conversion Devices, Inc. .........................         9         450
ESCO Technologies, Inc. .................................        13         659
Esterline Technologies Corp. (a) ........................        13         576
Expeditors International of Washington, Inc. ............        18       1,541
FedEx Corp. (a) .........................................         8         921
Fidelity National Information Services, Inc. ............        22         836
First Data Corp. (a) ....................................        34       1,621
Fiserv, Inc. ............................................        33       1,488
Flextronics International Ltd. ..........................        99       1,125
Flir Systems, Inc. ......................................        27         660
Florida Rock Industries, Inc. (a) .......................        12         748
Flowserve Corp. (a) .....................................        21       1,208
Fluor Corp. .............................................        15       1,394
Foster Wheeler Ltd. .....................................        24       1,069
FTI Consulting, Inc. ....................................        23         661
Gardner Denver, Inc. (a) ................................        14       1,043
General Cable Corp. (a) .................................        26         821
General Electric Co. (a) ................................       271       9,374
General Maritime Corp. ..................................        24         797
Global Payments, Inc. ...................................        13         617
Graco, Inc. (a) .........................................        28       1,309
Granite Construction, Inc. ..............................        17         788
Harsco Corp. (a) ........................................        17       1,417
Hewitt Associates, Inc. Class A .........................        21         609
Honeywell International, Inc. (a) .......................        29       1,233
Hubbell, Inc. Class B (a) ...............................        13         671
IDEX Corp. (a) ..........................................        20       1,016
Ingersoll-Rand Co. Ltd. Class A .........................        13         569
Iron Mountain, Inc. .....................................        19         743
ITT Industries, Inc. (a) ................................        31       1,743
J.B. Hunt Transport Services, Inc. ......................        28         667
Jabil Circuit, Inc. .....................................        30       1,170
Jacobs Engineering Group, Inc. ..........................        10         827
Jarden Corp. ............................................        25         850
JLG Industries, Inc. (a) ................................        42       1,205
Joy Global, Inc. ........................................        20       1,314
Kansas City Southern ....................................        38         923
Kemet Corp. .............................................        58         627
Kennametal, Inc. (a) ....................................        15         928
L-3 Communications Holdings, Inc. .......................        20       1,634
Landstar System, Inc. ...................................        24       1,020
Lockheed Martin Corp. (a) ...............................        15       1,139
Louisiana-Pacific Corp. (a) .............................        25         690
Manitowoc Co. (a) .......................................        24       1,190
Martin Marietta Materials, Inc. (a) .....................         8         849
Masco Corp. (a) .........................................        17         542
MDU Resources Group, Inc. (a) ...........................        19         698
MeadWestvaco Corp. ......................................        32         912
Mettler-Toledo International, Inc. ......................        10         648
Molex, Inc. Class A .....................................        19         611
Monster Worldwide, Inc. .................................        18       1,033
MPS Group, Inc. .........................................        53         846
MSC Industrial Direct Co. (a) ...........................        18         933
Mueller Industries, Inc. ................................        17         644
National Instruments Corp. ..............................        21         665
Nordson Corp. ...........................................        12         641
OMI Corp. (a)  ..........................................        39         752
Oshkosh Truck Corp. .....................................        12         734
Owens-Illinois, Inc. (a) ................................        34         622
Pactiv Corp. (a) ........................................        34         828
Pall Corp. (a) ..........................................        22         664
Paychex, Inc. (a) .......................................        15         606
PerkinElmer, Inc. (a) ...................................        63       1,351
PHH Corp. ...............................................        21         585
Powerwave Technologies, Inc. ............................        57         636
Precision Castparts Corp. (a) ...........................        22       1,386
Quanex Corp. (a) ........................................        15         641
Quanta Services, Inc. ...................................        53         860
R.R. Donnelley & Sons Co. (a) ...........................        38       1,280
Raytheon Co. ............................................        17         753
Republic Services, Inc. .................................         9         396
Resources Connection, Inc. ..............................        19         511
Robert Half International, Inc. .........................        29       1,226
Rockwell Collins, Inc. ..................................        27       1,544
Roper Industries, Inc. ..................................        14         664
Ryder System, Inc. (a) ..................................        15         782
Sanmina-SCI Corp. .......................................       128         664
Sealed Air Corp. (a) ....................................        14         754
Shaw Group, Inc. (a) ....................................        40       1,224
Simpson Manufacturing Co. ...............................        15         600
Smurfit-Stone Container Corp. ...........................        44         570
Solectron Corp. .........................................       170         680
Sonoco Products Co. (a) .................................        17         532
SPX Corp. ...............................................        13         712
Stericycle, Inc. (a) ....................................        18       1,185
Symbol Technologies, Inc. ...............................        58         618
Technitrol, Inc. (a) ....................................        25         626
Tektronix, Inc. (a) .....................................        20         706
Teleflex, Inc. (a) ......................................        15         979
Temple-Inland, Inc. (a) .................................        20         929
Tetra Tech, Inc. ........................................        29         563
Texas Industries, Inc. (a) ..............................         9         510
Textron, Inc. (a) .......................................        19       1,709
Thomas & Betts Corp. (a) ................................        24       1,367
Toro Co. (a) ............................................        17         841

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                        -------   ---------
INDUSTRIALS, CONTINUED
Trimble Navigation Ltd. .................................        22       1,042
Tyco International Ltd. (a) .............................        52       1,370
Union Pacific Corp. (a) .................................        10         912
United Parcel Service, Inc. Class B .....................        20       1,621
United Rentals, Inc. (a) ................................        34       1,213
Vishay Intertechnology, Inc. ............................        41         638
Vulcan Materials Co. (a) ................................        21       1,784
W.W. Grainger, Inc. (a) .................................        14       1,077
Walter Industries, Inc. .................................        16       1,061
Washington Group International, Inc. ....................        11         612
Waste Connections, Inc. .................................        19         732
Waste Management, Inc. (a) ..............................        21         787
Watsco, Inc. (a) ........................................        12         761
Werner Enterprises, Inc. ................................        29         556
Wesco International, Inc. ...............................        11         825
YRC Worldwide, Inc. .....................................        22         924
                                                                      ---------
                                                                        153,716
                                                                      ---------
INFORMATION TECHNOLOGY (2.4%)
3Com Corp. (a) ..........................................       100         539
Adaptec, Inc. (a) .......................................       100         553
ADC Telecommunications, Inc. ............................        28         627
Adobe Systems, Inc. (a) .................................        27       1,058
Adtran, Inc. ............................................        36         905
Agere Systems, Inc. .....................................        94       1,478
Altera Corp. ............................................        61       1,332
American Power Conversion Corp. .........................        32         712
Amkor Technology, Inc. ..................................        54         653
Analog Devices, Inc. ....................................        16         607
Ansys, Inc. (a) .........................................        17         960
Anteon International Corp. ..............................        14         765
Apple Computer, Inc. ....................................        27       1,901
Applied Materials, Inc. (a) .............................        72       1,292
Arris Group, Inc. .......................................        54         640
ATMI, Inc. ..............................................        20         568
Autodesk, Inc. (a) ......................................        39       1,640
Avaya, Inc. .............................................        79         948
Avocent Corp. ...........................................        20         539
BEA Systems, Inc. .......................................        68         901
BMC Software, Inc. ......................................        38         819
Broadcom Corp. ..........................................        19         781
Brocade Communications Systems, Inc. ....................       136         838
Brooks Automation, Inc. .................................        39         527
Caci International, Inc. Class A ........................        12         750
Cadence Design Systems, Inc. ............................        48         909
Cerner Corp. (a) ........................................        14         555
Check Point Software Technologies Ltd. ..................        31         600
Ciena Corp. .............................................       393       1,607
Cisco Systems, Inc. .....................................       266       5,572
Cognizant Technology Solutions Corp. ....................        23       1,463
Computer Sciences Corp. (a) .............................        32       1,874
Compuware Corp. .........................................        83         637
Conexant Systems, Inc. ..................................       247         874
Corning A34Inc. (a) .....................................        47       1,299
Cree, Inc. ..............................................        31         924
Crown Castle International Corp. ........................        38       1,279
CSG Systems International, Inc. (a) .....................        25         632
Cymer, Inc. .............................................        15         775
Cypress Semiconductor Corp. .............................        70       1,201
Dell, Inc. ..............................................        57       1,493
Digital River, Inc. .....................................        14         610
DST Systems, Inc. .......................................        11         677
Dycom Industries, Inc. ..................................        27         592
EarthLink, Inc. .........................................        67         609
Electronics for Imaging, Inc. (a) .......................        28         769
EMC Corp. ...............................................       107       1,446
Emulex Corp. ............................................        43         780
F5 Networks, Inc. .......................................        15         878
Fair Isaac Corp. (a) ....................................        16         594
FileNet Corp. ...........................................        22         612
Google, Inc. Class A ....................................         6       2,508
Harris Corp. (a) ........................................        23       1,071
Hewlett-Packard Co. (a) .................................        70       2,273
Hyperion Solutions Corp. ................................        24         735
Ikon Office Solutions, Inc. (a) .........................        61         805
Ingram Micro, Inc. Class A (a) ..........................        73       1,342
Insight Enterprises, Inc. ...............................        25         494
Integrated Device Technology, Inc. (a) ..................       104       1,583
Intel Corp. (a) .........................................       270       5,395
InterDigital Communications Corp. (a) ...................        22         557
Intergraph Corp. (a) ....................................        15         660
International Business Machines Corp. (a) ...............        48       3,952
International Rectifier Corp. ...........................        16         723
Intersil Corp. Class A ..................................        27         799
JDS Uniphase Corp. ......................................       269         939
Juniper Networks, Inc. ..................................        30         554
KLA-Tencor Corp. (a) ....................................        11         530
Kronos, Inc. ............................................        13         593
Lam Research Corp. (a) ..................................        31       1,515
Lexmark International, Inc. .............................        20         974
Linear Technology Corp. (a) .............................        17         604
LSI Logic Corp. (a) .....................................        68         724
Lucent Technologies, Inc. (a) ...........................       210         586
Macrovision Corp. .......................................        34         779
Marvell Technology Group Ltd. ...........................        10         571
Maxim Integrated Products, Inc. .........................        15         529
Maxtor Corp. ............................................       129       1,249
McAfee, Inc. ............................................        28         731
MEMC Electronic Materials, Inc. (a) .....................        25       1,015
Mentor Graphics Corp. ...................................        54         709
Micrel, Inc. ............................................        42         539
Microchip Technology, Inc. ..............................        35       1,304
Micros Systems, Inc. ....................................        15         627
Microsemi Corp. .........................................        24         656
Microsoft Corp. .........................................       367       8,862
Motorola, Inc. (a) ......................................       106       2,263
NCR Corp. (a) ...........................................        31       1,221
Network Appliance, Inc. (a) .............................        16         593
Novell, Inc. (a) ........................................        66         543
Novellus Systems, Inc. ..................................        25         618
NVIDIA Corp. ............................................        54       1,578
OmniVision Technologies, Inc. ...........................        23         669
Oracle Corp. ............................................       125       1,824
Parametric Technology Corp. .............................        56         837
Perot Systems Corp. .....................................        44         664
Plantronics, Inc. .......................................        19         713
PMC-Sierra, Inc. (a) ....................................        44         547
QLogic Corp. ............................................        30         624

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                        -------   ---------
INFORMATION TECHNOLOGY, CONTINUED
Qualcomm, Inc. ..........................................        51       2,618
Red Hat, Inc. (a) .......................................        28         823
RF Micro Devices, Inc. ..................................        97         902
RSA Security, Inc. ......................................        37         775
Salesforce.com, Inc. ....................................        18         631
SBA Communications Corp. ................................        21         528
Silicon Laboratories, Inc. ..............................        16         746
SiRF Technology Holdings, Inc. ..........................        21         717
Skyworks Solutions, Inc. ................................       108         772
SRA International, Inc. Class A .........................        19         608
Sun Microsystems, Inc. ..................................       161         805
Sybase, Inc. (a) ........................................        47       1,023
Sycamore Networks, Inc. .................................       125         588
Symantec Corp. ..........................................        53         868
Synopsys, Inc. ..........................................        35         764
Tellabs, Inc. (a) .......................................        72       1,141
Teradyne, Inc. ..........................................        34         573
Texas Instruments, Inc. .................................        45       1,562
TIBCO Software, Inc. ....................................       103         888
Transaction Systems Architects, Inc. (a) ................        20         799
Triquint Semiconductor, Inc. (a) ........................       100         543
Unisys Corp. ............................................        81         505
United Online, Inc. .....................................        42         541
United Stationers, Inc. .................................        13         697
Varian Semiconductor Equipment Associates Inc. ..........        30         983
Vitesse Semiconductor Corp. .............................       156         287
Websense, Inc. ..........................................        18         447
Wind River Systems, Inc. (a) ............................        42         479
Yahoo!, Inc. ............................................        41       1,344
Zebra Technologies Corp. Class A ........................        12         476
                                                                      ---------
                                                                        136,208
                                                                      ---------
MATERIALS (0.7%)
Air Products & Chemicals, Inc. (a) ......................        10         685
AK Steel Holding Corp. (a) ..............................        54         805
Alcoa, Inc. (a) .........................................        33       1,115
Allegheny Technologies, Inc. (a) ........................        11         763
Arch Coal, Inc. .........................................        12       1,140
Ashland, Inc. ...........................................        13         856
Carpenter Technology Corp. (a) ..........................         3         357
Chaparral Steel Co. .....................................        12         757
Chemtura Corp. ..........................................        56         683
Cleveland-Cliffs, Inc. (a) ..............................         3         257
Coeur d'Alene Mines Corp. ...............................       130         907
CON-WAY, Inc. ...........................................        12         669
Consol Energy, Inc. .....................................        16       1,362
Cytec Industries, Inc. (a) ..............................        15         907
Dow Chemical Co. (a) ....................................        24         975
E.I. DuPont de Nemours & Co. (a) ........................        20         882
Eastman Chemical Co. (a) ................................        14         761
Ecolab, Inc. (a) ........................................        31       1,172
Engelhard Corp. (a) .....................................        21         807
Ferro Corp. (a) .........................................        28         540
FMC Corp. (a) ...........................................        19       1,208
Freeport-McMoRan Copper & Gold, Inc. Class B (a) ........        21       1,355
H.B. Fuller Co. (a) .....................................        15         785
Headwaters, Inc. ........................................        17         573
Hercules, Inc. (a) ......................................        53         753
International Coal Group, Inc. ..........................        81         834
International Flavors & Fragrances, Inc. (a) ............        21         742
International Paper Co. (a) .............................        19         691
KFX, Inc. ...............................................        41         740
Lyondell Chemical Co. (a) ...............................        39         940
Minerals Technologies, Inc. .............................        11         629
Monsanto Co. ............................................        12       1,001
Newmont Mining Corp. (a) ................................        19       1,109
Olin Corp. (a) ..........................................        36         740
Oregon Steel Mills, Inc. (a) ............................         9         446
Phelps Dodge Corp. (a) ..................................         4         345
PPG Industries, Inc. (a) ................................         8         537
Praxair, Inc. (a) .......................................        18       1,010
Reliance Steel & Aluminum Co. (a) .......................        11         978
Rohm & Haas Co. (a) .....................................        25       1,265
RPM International, Inc. (a) .............................        60       1,104
RTI International Metals, Inc. (a) ......................        12         722
Sensient Technologies Corp. .............................        30         617
Sigma-Aldrich Corp. (a) .................................        10         686
Steel Dynamics, Inc. ....................................         9         562
United States Steel Corp. ...............................        20       1,369
USEC, Inc. ..............................................        44         559
Weyerhaeuser Co. (a) ....................................         9         634
Worthington Industries, Inc. (a) ........................       100       1,974
                                                                      ---------
                                                                         41,308
                                                                      ---------
TELECOMMUNICATION SERVICES (0.3%)
Alltel Corp. (a) ........................................        12         772
AT&T, Inc. ..............................................       100       2,620
BellSouth Corp. (a) .....................................        47       1,588
CenturyTel, Inc. (a) ....................................        22         829
Cincinnati Bell, Inc. ...................................       128         538
Citizens Communications Co. Series B ....................        59         784
Level 3 Communications, Inc. ............................       169         913
Nextel Partners, Inc. ...................................        26         737
NII Holdings, Inc. ......................................        23       1,378
NTL, Inc. ...............................................        67       1,841
Qwest Communications International, Inc. ................       266       1,785
Sprint Nextel Corp. (a) .................................        72       1,786
Verizon Communications, Inc. ............................        74       2,444
                                                                      ---------
                                                                         18,015
                                                                      ---------
UTILITIES (0.8%)
AGL Resources, Inc. (a) .................................        38       1,344
Allegheny Energy, Inc. ..................................        28         998
Alliant Energy Corp. ....................................        20         639
Ameren Corp. (a) ........................................        34       1,712
American Electric Power Co., Inc. (a) ...................        15         502
Aquila, Inc. ............................................       194         840
Atmos Energy Corp. (a) ..................................        42       1,115
Avista Corp. ............................................        33         693
Black Hills Corp. .......................................        17         619
CenterPoint Energy, Inc. ................................        48         577
Cleco Corp. (a) .........................................        26         585
CMS Energy Corp. (a) ....................................        38         506
Constellation Energy Group, Inc. (a) ....................        31       1,702
Dominion Resources, Inc. (Virginia) .....................        13         973
DPL, Inc. (a) ...........................................        21         571
DTE Energy Co. (a) ......................................        31       1,264

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                        -------   ---------
UTILITIES, CONTINUED
Duke Energy Corp. (Holding Co.) .........................        83       2,414
El Paso Electric Co. ....................................        32         632
Energy East Corp. (a) ...................................        26         628
Entergy Corp. (a) .......................................         8         560
Exelon Corp. ............................................        17         918
FirstEnergy Corp. (a) ...................................        13         659
FPL Group, Inc. (a) .....................................        14         554
Hawaiian Electric Industries, Inc. ......................        42       1,129
IDACORP, Inc. ...........................................        22         749
KeySpan Corp. ...........................................        31       1,252
National Fuel Gas Co. (a) ...............................        19         632
NiSource, Inc. (a) ......................................        47         992
Northeast Utilities .....................................        36         725
Northwest Natural Gas Co. ...............................        18         622
NRG Energy, Inc. ........................................        14         666
NSTAR ...................................................        19         525
ONEOK, Inc. (a) .........................................        22         726
Peoples Energy Corp. (a) ................................        20         727
Pepco Holdings, Inc. ....................................        33         762
PG&E Corp. ..............................................        14         558
Piedmont Natural Gas Co. (a) ............................        38         932
Pinnacle West Capital Corp. (a) .........................        17         682
PNM Resources, Inc. .....................................        33         835
PPL Corp. ...............................................        18         523
Progress Energy, Inc. ...................................        12         514
Public Service Enterprise Group, Inc. (a) ...............         9         564
Puget Energy, Inc. ......................................        28         582
Questar Corp. (a) .......................................        14       1,121
Reliant Energy, Inc. ....................................        52         590
Scana Corp. .............................................        18         705
Sierra Pacific Resources ................................        61         861
Southern Co. (a) ........................................        28         902
Southern Union Co. (a) ..................................        55       1,425
Teco Energy, Inc. (a) ...................................        35         559
UGI Corp. (a) ...........................................        54       1,210
UniSource Energy Corp. (a) ..............................        22         666
Vectren Corp. ...........................................        40       1,069
Westar Energy, Inc. .....................................        45         942
WGL Holdings, Inc. ......................................        25         736
Wisconsin Energy Corp. (a) ..............................        20         781
Xcel Energy, Inc. .......................................        70       1,319
                                                                      ---------
                                                                         48,588
                                                                      ---------
TOTAL COMMON STOCKS
   (COST $1,006,820) ....................................             1,025,181
                                                                      ---------

CORPORATE BONDS (11.9%)

                                                         PRINCIPAL
SECURITY DESCRIPTION                                    AMOUNT ($)    VALUE ($)
--------------------                                    ----------   ----------
CONSUMER DISCRETIONARY (1.1%)
Kimberly-Clark Corp., 5.00%, 8/15/13 ................       20,000       19,476
Target Corp., 5.88%, 3/1/12 .........................       10,000       10,170
Time Warner, Inc., 7.57%, 2/1/24 ....................       22,000       23,609
Viacom, Inc., 6.63%, 5/15/11 ........................        8,000        8,263
                                                                     ----------
                                                                         61,518
CONSUMER STAPLES (0.6%)
Bottling Group LLC, 4.63%, 11/15/12 .................        5,000        4,733
Kraft Foods, Inc., 6.25%, 6/1/12 ....................       11,000       11,296
Procter & Gamble Co., 4.95%, 8/15/14 ................       14,000       13,387
Safeway, Inc., 5.80%, 8/15/12 .......................        5,000        4,952
                                                                     ----------
                                                                         34,368
ENERGY (0.7%)
ChevronTexaco Capital Co.,
   3.50%, 9/17/07 ...................................       27,000       26,391
Conoco, Inc., 6.95%, 4/15/29 ........................       13,000       14,380
                                                                     ----------
                                                                         40,771
                                                                     ----------
FINANCIALS (7.1%)
Allstate Corp., 7.20%, 12/1/09 ......................       10,000       10,570
American General Finance,
   5.38%, 10/1/12 ...................................       38,000       37,125
Bank One Corp., 2.63%, 6/30/08 ......................       54,000       51,058
Citigroup, Inc., 6.63%, 1/15/28 .....................       41,000       42,790
Credit Suisse First Boston
USA, Inc., 6.13%, 11/15/11 ..........................       27,000       27,616
First Union National, 7.80%, 8/18/10 ................       22,000       23,871
Goldman Sachs Group, Inc.,
   5.13%, 1/15/15 ...................................       32,000       30,315
Household Finance Corp.,
   4.63%, 1/15/08 ...................................       49,000       48,460
John Deere Capital Corp.,
   7.00%, 3/15/12 ...................................       11,000       11,741
Lehman Brothers Holdings, Inc.,
   6.63%, 1/18/12 ...................................       13,000       13,631
Merrill Lynch & Co., 4.25%, 2/8/10 ..................       27,000       25,893
Morgan Stanley Dean Witter,
   6.75%, 4/15/11 ...................................       27,000       28,338
U.S. Bank NA, 6.38%, 8/1/11 .........................       13,000       13,497
Washington Mutual, Inc.,
   4.38%, 1/15/08 ...................................       14,000       13,766
Wells Fargo & Co., 4.63%, 8/9/10 ....................       24,000       23,247
                                                                     ----------
                                                                        401,918
                                                                     ----------
INFORMATION TECHNOLOGY (0.6%)
Bellsouth Corp., 4.20%, 9/15/09 .....................       16,000       15,374
IBM Corp., 8.38%, 11/1/19 ...........................       10,000       12,202
Motorola, Inc., 7.63%, 11/15/10 .....................        8,000        8,691
                                                                     ----------
                                                                         36,267
                                                                     ----------
MATERIALS (1.7%)
Boeing Co., 6.13%, 2/15/33 ..........................       11,000       11,174
Dupont EI Nemour, 4.88%, 4/30/14 ....................        8,000        7,544
GE Company, 5.00%, 2/1/13 ...........................       65,000       62,931
Pulte Home, Inc., 5.25%, 1/15/14 ....................        5,000        4,653
Raytheon Co., 4.85%, 1/15/11 ........................        6,000        5,815
United Technologies Corp.,
   4.88%, 5/1/15 ....................................        8,000        7,554
                                                                     ----------
                                                                         99,671
UTILITIES (0.1%)
Waste Management, Inc.,
   7.38%, 8/1/10 ....................................        8,000        8,503
                                                                     ----------
TOTAL CORPORATE BONDS
   (COST $692,910) ..................................                   683,016
                                                                     ----------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
   (11.7%)
FANNIE MAE (7.6%)
5.50%, 8/1/17, Pool #826283 .........................        1,960        1,949
5.00%, 5/1/18, Pool #703444 .........................        9,292        9,051
5.00%, 6/1/18, Pool #555545 .........................        6,819        6,654
4.50%, 1/1/19, Pool #735057 .........................        2,975        2,840

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2010 FUND                      APRIL 30, 2006 (UNAUDITED)

U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES, CONT.

                                                         PRINCIPAL
SECURITY DESCRIPTION                                    AMOUNT ($)    VALUE ($)
--------------------                                    ----------   ----------
FANNIE MAE, CONTINUED
5.00%, 8/1/19, Pool #793396 .........................        3,191        3,109
5.00%, 12/1/19, Pool #745369 ........................        1,966        1,918
5.00%, 3/1/20, Pool #819410 .........................        1,980        1,929
5.50%, 3/1/20, Pool #735611 .........................        1,974        1,962
4.50%, 9/1/20, Pool #839289 .........................        3,038        2,895
5.50%, 7/1/25, Pool #255809 .........................        7,474        7,315
6.00%, 10/1/32, Pool #667994 ........................        6,748        6,736
5.50%, 1/1/33, Pool #677331 .........................       36,840       35,794
5.50%, 2/1/33, Pool #652693 .........................      140,905      136,904
5.00%, 8/1/33, Pool #713679 .........................       14,219       13,454
6.00%, 9/1/33, Pool #736937 .........................        3,744        3,729
5.50%, 1/1/34, Pool #756233 .........................       84,847       82,438
7.00%, 4/1/34, Pool #780703 .........................        5,819        5,986
5.00%, 5/1/34, Pool #768230 .........................        6,187        5,854
5.50%, 1/1/35, Pool #808374 .........................       90,208       87,646
6.00%, 4/1/35, Pool #735503 .........................        2,836        2,829
5.00%, 8/1/35, Pool #848355 .........................       11,705       11,075
                                                                     ----------
                                                                        432,067
                                                                     ----------
FREDDIE MAC (3.9%)
4.00%, 6/1/18, Pool #E01401 .........................        4,955        4,623
5.00%, 10/1/18, Pool #B10252 ........................       12,145       11,835
4.50%, 11/1/18, Pool #E01489 ........................        4,956        4,727
4.50%, 12/1/18, Pool #G11657 ........................        4,030        3,844
4.50%, 1/1/19, Pool #B11878 .........................        7,918        7,552
4.50%, 7/1/19, Pool #B15661 .........................       22,572       21,513
5.00%, 8/1/33, Pool #A12886 .........................        4,110        3,901
5.50%, 8/1/33, Pool #A11851 .........................        8,060        7,852
5.00%, 10/1/33, Pool #A14805 ........................        8,719        8,276
5.00%, 4/1/34, Pool #A20534 .........................        5,079        4,815
5.50%, 10/1/34, Pool #A27526 ........................        6,754        6,577
5.00%, 12/1/34, Pool #A29017 ........................       77,439       73,412
5.50%, 11/1/35, Pool #A47728 ........................       69,701       67,754
                                                                     ----------
                                                                        226,681
                                                                     ----------
GINNIE MAE (0.2%)
6.00%, 2/15/32, Pool #569704 ........................        7,904        7,942
5.50%, 4/15/33, Pool #603566 ........................        2,450        2,407
5.50%, 4/15/34, Pool #626116 ........................        1,986        1,952
5.50%, 9/15/35, Pool #644611 ........................        2,041        2,005
                                                                     ----------
                                                                         14,306
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY PASS-
   THROUGH SECURITIES (COST $680,293)                                   673,054
                                                                     ----------
U.S. GOVERNMENT AGENCY SECURITIES (3.6%)
FANNIE MAE (1.3%)
4.63%, 1/15/08, MTN .................................       25,000       24,798
4.50%, 10/15/08, MTN ................................       20,000       19,715
6.63%, 9/15/09, MTN .................................       20,000       20,902
4.38%, 3/15/13, MTN .................................        5,000        4,738
4.13%, 4/15/14, MTN .................................       10,000        9,248
                                                                     ----------
                                                                         79,401
                                                                     ----------
FEDERAL HOME LOAN BANK (1.0%)
4.63%, 2/8/08, Series 627 ...........................       25,000       24,785
4.63%, 11/21/08, Series 598 .........................       20,000       19,754
5.75%, 5/15/12, Series 312 ..........................       10,000       10,248
                                                                     ----------
                                                                         54,787
                                                                     ----------
FREDDIE MAC (1.3%)
4.63%, 2/21/08, MTN .................................       20,000       19,832
4.63%, 12/19/08, MTN ................................       15,000       14,813
4.75%, 1/18/11, MTN .................................       15,000       14,690
4.75%, 1/19/16, MTN .................................       10,000        9,539
6.25%, 7/15/32, MTN .................................       15,000       16,451
                                                                     ----------
                                                                         75,325
                                                                     ----------
TOTAL U.S. GOVERNMENT
   AGENCY SECURITIES (COST $211,649) ................                   209,513
                                                                     ----------
U.S. TREASURY OBLIGATIONS (49.6%)
U.S. TREASURY BILLS (41.4%)
4.52%, 5/25/06 ......................................      394,000      392,822
4.57%, 6/22/06 ......................................    1,250,000    1,241,994
4.70%, 7/20/06 ......................................      750,000      742,386
                                                                     ----------
                                                                      2,377,202
                                                                     ----------
U.S. TREASURY BONDS (1.1%)
6.00%, 2/15/26 ......................................       20,000       21,670
5.25%, 11/15/28 .....................................       20,000       19,866
5.38%, 2/15/31 ......................................       20,000       20,306
                                                                     ----------
                                                                         61,842
                                                                     ----------
U.S. TREASURY NOTES (7.1%)
3.13%, 5/15/07 ......................................       75,000       73,660
5.63%, 5/15/08 ......................................       70,000       71,020
4.00%, 6/15/09 ......................................       60,000       58,481
4.00%, 4/15/10 ......................................       59,000       57,115
5.00%, 2/15/11 ......................................       50,000       50,229
4.88%, 2/15/12 ......................................       40,000       39,866
4.00%, 2/15/15 ......................................       35,000       32,441
4.25%, 8/15/15 ......................................       30,000       28,218
                                                                     ----------
                                                                        411,030
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $2,857,898) ................................                 2,850,074
                                                                     ----------
INVESTMENT COMPANIES (5.0%)
Federated Government
   Obligations Money Market Fund ....................      275,851      275,853
                                                                     ----------
Federated Treasury
   Obligations Money Market Fund ....................       11,185       11,185
                                                                     ----------
TOTAL INVESTMENT COMPANIES
   (COST $287,038) ..................................                   287,038
                                                                     ----------
TOTAL INVESTMENTS
   (COST $5,736,608) - 99.6% ........................                 5,727,876
                                                                     ----------
Other assets in excess
   of liabilities - 0.4% ............................                    22,142
                                                                     ----------
NET ASSETS - 100.0% .................................                $5,750,018
                                                                     ==========


----------
(a)  Represents non-income producing security.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2010 FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value (cost $5,736,608) ................             $5,727,876
Interest and dividends receivable ......................                 23,487
Receivable for capital shares issued ...................                 11,895
Receivable due from Investment Adviser .................                  3,151
Prepaid expenses .......................................                  9,572
                                                                     ----------
   TOTAL ASSETS ........................................              5,775,981
                                                                     ----------
LIABILITIES:
Distributions payable ..................................   $     3
Payable for capital shares redeemed ....................    14,650
Accrued expenses and other payables:
   Administration ......................................     1,408
   Distribution ........................................       232
   Transfer agent ......................................     4,184
   Accounting ..........................................     5,287
   Custodian ...........................................       101
   Other ...............................................        98
                                                           -------
   TOTAL LIABILITIES ...................................                 25,963
                                                                     ----------
NET ASSETS .............................................             $5,750,018
                                                                     ==========
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par value ............             $      566
Additional paid-in capital .............................              5,563,611
Undistributed net investment income ....................                  1,466
Accumulated net realized gains from
   investment transactions .............................                193,107
Unrealized depreciation from investments ...............                 (8,732)
                                                                     ----------
NET ASSETS .............................................             $5,750,018
                                                                     ==========
INSTITUTIONAL CLASS SHARES
   Net Assets ..........................................             $5,463,513
   Shares Outstanding ..................................                537,783
Net Asset Value, Offering Price and
   Redemption Price per share ..........................             $    10.16
                                                                     ==========
CLASS A SHARES
   Net Assets ..........................................             $  279,837
   Shares Outstanding ..................................                 27,676
Net Asset Value and Redemption Price
   per share ...........................................             $    10.11
                                                                     ==========
Maximum sales charge ...................................                   4.75%
                                                                     ==========
Maximum Offering Price (Net Asset Value/
   100% minus maximum sales charge) ....................             $    10.61
                                                                     ==========
CLASS C SHARES
   Net Assets ..........................................             $    6,668
   Shares Outstanding ..................................                    661
Net Asset Value, Offering Price and
   Redemption Price per share* .........................             $    10.09
                                                                     ==========

----------
*    Redemption Price per share varies by length of time shares are held.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Interest ............................................             $   36,431
   Dividend ............................................                 76,915
   Dividend income from affiliate ......................                  6,067
                                                                     ----------
TOTAL INVESTMENT INCOME ................................                119,413
                                                                     ----------
EXPENSES:
   Investment advisory .................................   $19,491
   Administration ......................................     5,418
   Distribution - Class A Shares .......................       772
   Distribution - Class C Shares (a) ...................         6
   Service - Class A Shares ............................       336
   Service - Class C Shares (a) ........................         2
   Accounting ..........................................    14,118
   Custodian ...........................................       589
   Transfer agent ......................................     9,841
   Trustee .............................................       393
   Other ...............................................    12,775
                                                           -------
Total expenses before fee reductions ...................                 63,741
   Expenses reduced and reimbursed by the
      Investment Adviser ...............................                (31,915)
   Expenses reduced by the Distributor .................                   (176)
   Expenses reduced by the Administator ................                 (2,005)
                                                                     ----------
NET EXPENSES ...........................................                 29,645
                                                                     ----------
NET INVESTMENT INCOME ..................................                 89,768
                                                                     ----------
REALIZED/UNREALIZED GAINS (LOSSES)
   FROM INVESTMENTS:
Net realized gains from investment transactions ........                197,312
Change in unrealized appreciation/depreciation
   from investments ....................................                (33,481)
                                                                     ----------
Net realized/unrealized gains from investments .........                163,831
                                                                     ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .........             $  253,599
                                                                     ==========

----------
(a)  Class C Shares commenced operations on March 15, 2006.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2010 FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                    APRIL 30, 2006  OCTOBER 31,
                                                      (UNAUDITED)       2005
                                                    --------------  -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .........................   $    89,768    $   157,742
   Net realized gains from investment
      transactions ...............................       197,312        249,933
   Change in unrealized appreciation/depreciation
      from investments ...........................       (33,481)      (201,930)
                                                     -----------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ...       253,599        205,745
                                                     -----------    -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES:
   From net investment income ....................       (95,938)      (153,096)
   From net realized gains on investments ........      (231,840)      (156,833)
DISTRIBUTIONS TO CLASS A SHARES:
   From net investment income ....................        (3,905)        (4,829)
   From net realized gains on investments ........       (10,795)        (5,626)
DISTRIBUTIONS TO CLASS C SHARES (a):
   From net investment income ....................           (57)            --
                                                     -----------    -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER
   DISTRIBUTIONS .................................      (342,535)      (320,384)
                                                     -----------    -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ...      (201,381)       (48,041)
                                                     -----------    -----------
CHANGE IN NET ASSETS .............................      (290,317)      (162,680)

NET ASSETS:
   Beginning of period ...........................     6,040,335      6,203,015
                                                     -----------    -----------
   End of period .................................   $ 5,750,018    $ 6,040,335
                                                     ===========    ===========
Undistributed net investment income ..............   $     1,466    $    11,598
                                                     ===========    ===========
CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Proceeds from shares issued ...................   $   785,626    $ 1,446,372
   Proceeds from dividends reinvested ............       327,703        309,863
   Cost of shares redeemed .......................    (1,344,465)    (1,942,069)
                                                     -----------    -----------
Institutional Class Shares capital
   transactions ..................................      (231,136)      (185,834)
                                                     -----------    -----------
CLASS A SHARES:
   Proceeds from shares issued ...................        24,498        151,765
   Proceeds from dividends reinvested ............        14,700         10,455
   Cost of shares redeemed .......................       (16,167)       (24,427)
                                                     -----------    -----------
Class A Shares capital transactions ..............        23,031        137,793
                                                     -----------    -----------
CLASS C SHARES (a):
   Proceeds from shares issued ...................        20,000             --
   Proceeds from dividends reinvested ............            57             --
   Cost of shares redeemed .......................       (13,333)            --
                                                     -----------    -----------
Class C Shares capital transactions ..............         6,724             --
                                                     -----------    -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ...   $  (201,381)   $   (48,041)
                                                     ===========    ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Issued ........................................        76,941        138,013
   Reinvested ....................................        32,435         29,773
   Redeemed ......................................      (131,098)      (186,288)
                                                     -----------    -----------
Change in Institutional Class Shares .............       (21,722)       (18,502)
                                                     -----------    -----------
CLASS A SHARES:
   Issued ........................................         2,350         14,452
   Reinvested ....................................         1,462          1,010
   Redeemed ......................................        (1,535)        (2,306)
                                                     -----------    -----------
Change in Class A Shares .........................         2,277         13,156
                                                     -----------    -----------
CLASS C SHARES (a):
   Issued ........................................         1,965             --
   Reinvested ....................................             4             --
   Redeemed ......................................        (1,308)            --
                                                     -----------    -----------
Change in Class C Shares .........................           661             --
                                                     -----------    -----------

----------
(a)  Class C Shares commenced operations on March 15, 2006.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2010 FUND

FINANCIAL HIGHLIGHTS, INSTITUTIONAL CLASS SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                          SIX MONTHS
                                            ENDED         YEAR         YEAR         YEAR        PERIOD       YEAR          YEAR
                                          APRIL 30,      ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                             2006     OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  FEBRUARY 28,  FEBRUARY 28,
                                         (UNAUDITED)      2005         2004         2003       2002 (a)       2002          2001
                                         -----------  -----------  -----------  -----------  -----------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD     $10.33        $10.51       $10.16       $ 9.47       $ 9.84       $ 9.96        $ 9.95
                                         ------        ------       ------       ------       ------       ------        ------
INVESTMENT ACTIVITIES
   Net investment income ..............    0.16          0.27         0.25         0.26         0.14         0.26          0.36
   Net realized and unrealized gains
      (losses) on investments .........    0.27          0.08         0.35         0.70        (0.40)       (0.08)         0.18
                                         ------        ------       ------       ------       ------       ------        ------
   Total from Investment Activities ...    0.43          0.35         0.60         0.96        (0.26)        0.18          0.54
                                         ------        ------       ------       ------       ------       ------        ------
DISTRIBUTIONS
   Net investment income ..............   (0.18)        (0.27)       (0.25)       (0.27)       (0.10)       (0.28)        (0.35)
   Net realized gains on investment
      transactions ....................   (0.42)        (0.26)          --           --        (0.01)       (0.02)        (0.18)
                                         ------        ------       ------       ------       ------       ------        ------
   Total Distributions ................   (0.60)        (0.53)       (0.25)       (0.27)       (0.11)       (0.30)        (0.53)
                                         ------        ------       ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD ........  $10.16        $10.33       $10.51       $10.16       $ 9.47       $ 9.84        $ 9.96
                                         ======        ======       ======       ======       ======       ======        ======
TOTAL RETURN (b) ......................    4.27%         3.37%        5.95%       10.32%       (2.63%)       1.79%         5.51%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period
      (000's) .........................  $5,464        $5,777       $6,075       $6,018       $5,366       $5,595        $5,074
   Ratio of expenses to average net
      assets (c) ......................    0.98%(d)      1.00%(d)     1.00%(d)     1.00%(d)     1.24%(e)     1.36%(e)      1.50%(e)
   Ratio of net investment income to
      average net assets (c) ..........    3.07%         2.57%        2.38%        2.58%        2.18%(e)     2.61%(e)      3.45%(e)
   Ratio of expenses to average
      net assets (c) (f) ..............    2.14%(d)      2.47%(d)     2.00%(d)     2.05%(d)     1.84%(e)     1.67%(e)      2.12%(e)
Portfolio turnover (b) (g) ............     105%           33%          35%          53%          49%(h)      116%(h)        58%(h)

----------
(a)  The Fund changed its fiscal year end from February 28 to October 31.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) These ratios include income and expenses charged from the corresponding Master Portfolio.

(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)  Portfolio turnover rate represents that of the corresponding Master
     Portfolio.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2010 FUND

FINANCIAL HIGHLIGHTS, CLASS A SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                  SIX MONTHS ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                   APRIL 30, 2006    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                                     (UNAUDITED)         2005          2004        2003 (a)
                                                                  ----------------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................        $10.28          $10.46        $10.12        $ 9.47
                                                                       ------          ------        ------        ------
INVESTMENT ACTIVITIES
   Net investment income ......................................          0.13            0.21          0.18          0.25
   Net realized and unrealized gains on investments ...........          0.27            0.08          0.37          0.64
                                                                       ------          ------        ------        ------
   Total from Investment Activities ...........................          0.40            0.29          0.55          0.89
                                                                       ------          ------        ------        ------
DISTRIBUTIONS
   Net investment income ......................................         (0.15)          (0.21)        (0.21)        (0.24)
   Net realized gains on investment transactions ..............         (0.42)          (0.26)           --            --
                                                                       ------          ------        ------        ------
   Total Distributions ........................................         (0.57)          (0.47)        (0.21)        (0.24)
                                                                       ------          ------        ------        ------
NET ASSET VALUE, END OF PERIOD ................................        $10.11          $10.28        $10.46        $10.12
                                                                       ======          ======        ======        ======
TOTAL RETURN (EXCLUDES SALES CHARGE) (b) ......................          3.98%           2.80%         5.43%         9.58%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) ........................        $  280          $  261        $  128        $   20
   Ratio of expenses to average net assets (c) (d) ............          1.51%           1.55%         1.55%         1.55%
   Ratio of net investment income to average net assets (c) ...          2.55%           2.01%         1.74%         1.47%
   Ratio of expenses to average net assets (c) (d) (e) ........          2.66%           2.97%         2.51%         2.54%
   Portfolio turnover (b) (f) .................................           105%             33%           35%           53%

----------
(a)  Class A Shares commenced operations on November 1, 2002.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2010 FUND

FINANCIAL HIGHLIGHTS, CLASS C SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                    PERIOD ENDED
                                                                      APRIL 30,
                                                                      2006 (a)
                                                                     (UNAUDITED)
                                                                    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ............................      $10.18
                                                                       ------
INVESTMENT ACTIVITIES
   Net investment income ........................................        0.03
   Net realized and unrealized gains (losses) on investments ....       (0.03)
                                                                       ------
   Total from Investment Activities .............................        0.00
                                                                       ------
DISTRIBUTIONS
   Net investment income ........................................       (0.09)
                                                                       ------
Total Distributions .............................................       (0.09)
                                                                       ------
NET ASSET VALUE, END OF PERIOD ..................................      $10.09
                                                                       ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE) (b) ...................       (0.02%)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) ..........................      $    7
   Ratio of expenses to average net assets (c) ..................        1.95%
   Ratio of net investment income to average net assets (c) .....        2.28%
   Ratio of expenses to average net assets (c) (d) ..............        2.81%
   Portfolio turnover (b) (e) ...................................         105%

----------
(a)  Class C Shares commenced operations on March 15, 2006.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS (24.9%)

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                         ------   ---------
CONSUMER DISCRETIONARY (2.0%)
Activision, Inc. .........................................      161       2,285
Actuant Corp. Class A ....................................       38       2,430
Altria Group, Inc. .......................................      183      13,388
Anheuser-Busch Cos., Inc. (a) ............................       95       4,235
Archer-Daniels-Midland Co. (a) ...........................       80       2,907
ArvinMeritor, Inc. .......................................      127       2,112
Avon Products, Inc. (a) ..................................       72       2,348
Beazer Homes USA, Inc. (a) ...............................       55       3,170
Black & Decker Corp. (a) .................................       49       4,587
Brown-Forman Corp. Class B (a) ...........................       37       2,757
Brunswick Corp. (a) ......................................       59       2,314
Bunge Ltd. ...............................................       68       3,628
Callaway Golf Co. (a) ....................................      119       1,902
Carolina Group ...........................................      142       7,276
Centex Corp. (a) .........................................       79       4,392
Champion Enterprises, Inc. ...............................      132       2,014
Church & Dwight Co. (a) ..................................       89       3,264
Cintas Corp. (a) .........................................       80       3,358
Clorox Co. (a) ...........................................       29       1,861
Coach, Inc. ..............................................       60       1,981
Coca-Cola Co. (a) ........................................      227       9,525
Colgate-Palmolive Co. (a) ................................       81       4,789
Cooper Tire & Rubber Co. (a) .............................      151       1,918
Corn Products International, Inc. ........................      116       3,248
Eastman Kodak Co. (a) ....................................      176       4,745
Electronic Arts, Inc. ....................................       47       2,670
Energizer Holdings, Inc. .................................       42       2,148
Estee Lauder Cos., Inc. ..................................       79       2,932
Flowers Foods, Inc. ......................................       79       2,219
Ford Motor Co. ...........................................      235       1,633
Furniture Brands International, Inc. (a) .................       92       2,116
Garmin Ltd. ..............................................       34       2,936
General Mills, Inc. (a) ..................................       12         592
Gentex Corp. .............................................      131       1,920
Genuine Parts Co. (a) ....................................      107       4,671
Goodyear Tire & Rubber Co. (a) ...........................      174       2,436
H.J. Heinz Co. (a) .......................................       58       2,408
Hain Celestial Group, Inc. ...............................       88       2,367
Harley-Davidson, Inc. (a) ................................       43       2,186
Harman International Industries, Inc. (a) ................       36       3,168
Hasbro, Inc. (a) .........................................       99       1,951
Hershey Co. (a) ..........................................       33       1,760
HNI Corp. ................................................       36       1,904
Hormel Foods Corp. (a) ...................................       62       2,081
Johnson Controls, Inc. (a) ...............................       26       2,120
Jones Apparel Group, Inc. ................................       75       2,576
KB Home ..................................................       47       2,894
Kellwood Co. (a) .........................................       65       2,083
Kimberly-Clark Corp. (a) .................................       62       3,629
La-Z-Boy, Inc. (a) .......................................      122       1,869
Leggett & Platt, Inc. (a) ................................      117       3,104
Lennar Corp. Class A .....................................       75       4,120
Liberty Global, Inc. Series C ............................      140       2,796
Liz Claiborne, Inc. (a) ..................................       67       2,616
Martek Biosciences Corp. .................................       59       1,752
Mattel, Inc. (a) .........................................      248       4,013
McCormick & Co., Inc. (a) ................................       92       3,204
Modine Manufacturing Co. .................................       78       2,263
Mohawk Industries, Inc. ..................................       32       2,563
Molson Coors Brewing Co. Class B .........................       44       3,250
NBTY, Inc. ...............................................       85       1,925
Newell Rubbermaid, Inc. (a) ..............................      169       4,634
Nike, Inc. Class B (a) ...................................       28       2,292
Nu Skin Enterprises, Inc. Class A (a) ....................      124       2,048
NutriSystem, Inc. ........................................       49       3,325
NVR, Inc. ................................................        3       2,265
PepsiCo, Inc. (a) ........................................      176      10,250
Phillips-Van Heusen Corp. (a) ............................       52       2,090
Polaris Industries, Inc. (a) .............................       59       2,826
Polo Ralph Lauren Corp. ..................................       36       2,186
Procter & Gamble Co. (a) .................................      325      18,919
Ralcorp Holdings, Inc. (a) ...............................       54       2,013
Sara Lee Corp. (a) .......................................      105       1,876
SCP Pool Corp. ...........................................       74       3,457
Smithfield Foods, Inc. ...................................       79       2,125
Snap-On, Inc. (a) ........................................       96       3,984
Standard Pacific Corp. (a) ...............................       57       1,807
Stanley Works (a) ........................................       71       3,710
Starwood Hotels & Resorts Worldwide ......................       34       1,951
Steelcase, Inc. Class A ..................................      105       1,966
Take-Two Interactive Software, Inc. ......................      130       2,217
THQ, Inc. ................................................       87       2,230
Timberland Co. (a) .......................................       79       2,690
Tommy Hilfiger Corp. .....................................      168       2,797
Tupperware Brands Corp. (a) ..............................       95       2,005
Tyson Foods, Inc. Class A (a) ............................      145       2,117
Universal Corp. (a) ......................................       60       2,284
UST, Inc. (a) ............................................      101       4,437
VF Corp. (a) .............................................       55       3,365
WCI Communities, Inc. ....................................       85       2,179
Weight Watchers International, Inc. ......................       37       1,826
Whirlpool Corp. (a) ......................................       16       1,432
WM. Wrigley Jr. Co. (a) ..................................       34       1,600
Wolverine World Wide, Inc. (a) ...........................      105       2,608
Yankee Candle Co., Inc. ..................................       64       1,929
                                                                      ---------
                                                                        296,749
                                                                      ---------
CONSUMER STAPLES (3.2%)
Abercrombie & Fitch Co. ..................................       52       3,158
Adesa, Inc. ..............................................       77       1,964
Advance Auto Parts, Inc. .................................       65       2,614
ADVO, Inc. ...............................................       58       1,644
Aeropostale, Inc. ........................................       78       2,395
AirTran Holdings, Inc. (a) ...............................      156       2,181
Amazon.com, Inc. (a) .....................................       58       2,042
American Greetings Corp. Class A (a) .....................      116       2,612
AmerisourceBergen Corp. ..................................      168       7,249
Andrx Group ..............................................      133       3,100
Ann Taylor Stores Corp. ..................................      103       3,845
aQuantive, Inc. ..........................................      109       2,732
ARAMARK Corp. Class B ....................................       73       2,052
Arbitron, Inc. ...........................................       57       2,033
AutoNation, Inc. .........................................      120       2,702
AutoZone, Inc. (a) .......................................       33       3,089
Avid Technology, Inc. ....................................       58       2,236
Barnes & Noble, Inc. .....................................       79       3,561
Bed Bath & Beyond, Inc. ..................................       58       2,224
Best Buy Co., Inc. .......................................       62       3,513
Big Lots, Inc. ...........................................      210       3,035

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                         ------   ---------
CONSUMER STAPLES, CONTINUED
Bob Evans Farms, Inc. (a) ................................       64       1,848
Borders Group, Inc. ......................................      133       3,139
Brinker International, Inc. ..............................       52       2,036
Cablevision Systems Corp. ................................      111       2,250
Cardinal Health, Inc. (a) ................................       67       4,512
Career Education Corp. ...................................       58       2,138
CarMax, Inc. .............................................       61       2,154
Casey's General Stores, Inc. .............................       86       1,840
Catalina Marketing Corp. .................................      106       2,510
CBRL Group, Inc. .........................................       66       2,687
CDW Corp. ................................................       37       2,202
CEC Entertainment, Inc. ..................................       63       2,211
Cendant Corp. ............................................      137       2,388
Charming Shoppes, Inc. (a) ...............................      195       2,681
Cheesecake Factory, Inc. .................................      110       3,472
Chemed Corp. .............................................       36       1,962
Chico's Fas, Inc. ........................................      106       3,928
Children's Place Retail Stores, Inc. .....................       34       2,101
Christopher & Banks Corp. ................................       86       2,272
Circuit City Stores, Inc. (a) ............................      112       3,220
CNET Networks, Inc. ......................................      194       2,091
Comcast Corp. Class A ....................................      197       6,097
Continental Airlines, Inc. Class B .......................      154       4,010
Costco Wholesale Corp. (a) ...............................       74       4,028
CVS Corp. (a) ............................................      126       3,745
DeVry, Inc. (a) ..........................................      112       2,896
Dick's Sporting Goods, Inc. ..............................       60       2,529
Dillard's, Inc. (a) ......................................      126       3,286
Discovery Holding Co. Class A ............................      164       2,444
Dollar General Corp. (a) .................................      249       4,348
Dollar Tree Stores, Inc. .................................       91       2,372
DreamWorks Animation SKG, Inc. Class A ...................       82       2,222
Dress Barn, Inc. .........................................       82       2,074
Dun & Bradstreet Corp. ...................................       41       3,158
E.W. Scripps Co. Class A .................................       48       2,212
eBay, Inc. ...............................................      110       3,785
EchoStar Communications Corp. (a) ........................      128       3,955
Education Management Corp. ...............................       96       4,076
Entercom Communications Corp. Class A ....................       89       2,356
Family Dollar Stores, Inc. (a) ...........................      123       3,075
Fastenal Co. .............................................       83       3,885
Federated Department Stores, Inc. ........................       35       2,725
Foot Locker, Inc. ........................................      131       3,037
Gannett Co., Inc. (a) ....................................       33       1,815
Gaylord Entertainment Co. ................................       56       2,478
Getty Images, Inc. .......................................       29       1,856
Guitar Center, Inc. ......................................       37       1,989
H&R Block, Inc. (a) ......................................      183       4,178
Harrah's Entertainment, Inc. (a) .........................       29       2,368
Home Depot, Inc. (a) .....................................      221       8,826
IHOP Corp. ...............................................       37       1,773
International Game Technology (a) ........................       53       2,010
International Speedway Corp. Class A (a) .................       40       1,968
Interpublic Group of Cos. (a) ............................      259       2,481
ITT Educational Services, Inc. (a) .......................       64       4,067
J.C. Penney Co., Inc. (a) ................................       40       2,618
Jack in the Box, Inc. ....................................       51       2,132
John Wiley & Sons, Inc. Class A (a) ......................       59       2,162
Kohl's Corp. (a) .........................................       48       2,680
Kroger Co. (a) ...........................................       95       1,925
Lamar Advertising Co. Class A ............................       50       2,750
Laureate Education, Inc. .................................       63       3,156
Liberty Media Corp. Series A .............................      418       3,490
Live Nation, Inc. ........................................      114       2,166
Longs Drug Stores Corp. (a) ..............................       56       2,655
Lowe's Cos. (a)...........................................       74       4,666
Marriott International, Inc. Class A (a) .................       30       2,192
Matthews International Corp. Class A .....................       60       2,088
McClatchy Co. Class A ....................................       37       1,672
McDonald's Corp. (a) .....................................      112       3,872
McGraw-Hill Cos. (a) .....................................       58       3,228
McKesson Corp. (a) .......................................       44       2,138
Media General, Inc. Class A (a) ..........................       39       1,602
Men's Wearhouse, Inc. ....................................       69       2,445
Meredith Corp. (a) .......................................       57       2,827
Michaels Stores, Inc. ....................................       80       3,026
Navteq Corp. .............................................       53       2,201
Netflix, Inc. ............................................       94       2,786
New York Times Co. Class A (a) ...........................       89       2,206
News Corp. Class A .......................................      183       3,140
News Corp. Class B .......................................      104       1,896
Nordstrom, Inc. (a) ......................................      137       5,251
O'Reilly Automotive, Inc. ................................       66       2,236
Office Depot, Inc. .......................................      201       8,157
Omnicare, Inc. (a) .......................................       64       3,629
Omnicom Group, Inc. ......................................       28       2,520
P.F. Chang's China Bistro, Inc. ..........................       49       2,088
Pacific Sunwear of California, Inc. ......................      108       2,516
Panera Bread Co. Class A .................................       42       3,116
Payless Shoesource, Inc. .................................      124       2,848
Penn National Gaming, Inc. ...............................       50       2,036
PETsMART, Inc. ...........................................       85       2,351
Pier 1 Imports, Inc. (a) .................................      187       2,257
Pinnacle Entertainment, Inc. .............................       84       2,293
Pixar (a) ................................................       34       2,186
R.H. Donnelley Corp. .....................................       40       2,245
RadioShack Corp. .........................................      112       1,904
Regis Corp. ..............................................       62       2,174
Rent-A-Center, Inc. ......................................      176       4,861
Ross Stores, Inc. (a) ....................................        3          92
Royal Caribbean Cruises Ltd. .............................       81       3,385
Ruby Tuesday, Inc. (a) ...................................       88       2,620
Sabre Holdings Corp. (a) .................................       81       1,870
Safeway, Inc. (a) ........................................       74       1,860
Saks, Inc. ...............................................      229       4,612
Scientific Games Corp. ...................................       95       3,619
Sears Holdings Corp. .....................................       15       2,155
Service Corp. International (a) ..........................      565       4,548
ServiceMaster Co. ........................................      179       2,155
Sirius Satellite Radio, Inc. .............................      708       3,313
Six Flags, Inc. ..........................................      175       1,612
Sonic Corp. ..............................................       83       2,815
Staples, Inc. ............................................      114       3,011
Starbucks Corp. ..........................................      120       4,472
Station Casinos, Inc. (a) ................................       29       2,235

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                         ------   ---------
CONSUMER STAPLES, CONTINUED
Strayer Education, Inc. (a) ..............................       21       2,184
Supervalu, Inc. (a) ......................................       83       2,408
Sysco Corp. (a) ..........................................       97       2,899
Target Corp. .............................................       85       4,514
Time Warner, Inc. ........................................      430       7,482
Tractor Supply Co. .......................................       49       3,175
Univision Communications, Inc. Class A ...................      151       5,389
Urban Outfitters, Inc. ...................................       69       1,601
VCA Antech, Inc. .........................................      115       3,575
Viacom, Inc. Class B .....................................      109       4,341
Wal-Mart Stores, Inc. (a) ................................      274      12,339
Walgreen Co. (a) .........................................      105       4,403
Washington Post Co. Class B (a) ..........................        4       3,064
Wendy's International, Inc. (a) ..........................       65       4,016
Whole Foods Market, Inc. .................................       76       4,665
Williams-Sonoma, Inc. ....................................       55       2,303
WM Wrigley Jr. Co. .......................................        9         401
Wynn Resorts Ltd. ........................................       41       3,121
XM Satellite Radio Holdings, Inc. Class A ................      131       2,649
Yum! Brands, Inc. ........................................       44       2,274
Zale Corp. ...............................................      122       3,007
                                                                      ---------
                                                                        468,318
                                                                      ---------
ENERGY (1.9%)
Anadarko Petroleum Corp. (a) .............................       30       3,145
Apache Corp. (a) .........................................       44       3,126
Atwood Oceanics, Inc. ....................................       50       2,668
Baker Hughes, Inc. (a) ...................................       53       4,284
BJ Services Co. ..........................................       50       1,903
Cabot Oil & Gas Corp. (a) ................................       68       3,350
Cheniere Energy, Inc. ....................................       72       3,085
Chesapeake Energy Corp. (a) ..............................      207       6,558
Chevron Corp. ............................................      198      12,081
ConocoPhillips ...........................................      165      11,038
Cooper Cameron Corp. .....................................       67       3,366
Core Laboratories N.V. (a) ...............................       48       2,940
Denbury Resources, Inc. (a) ..............................      161       5,249
Devon Energy Corp. .......................................       59       3,546
Diamond Offshore Drilling, Inc. (a) ......................       36       3,268
Dynegy, Inc. Class A .....................................      490       2,435
El Paso Corp. ............................................      404       5,216
Encore Acquisition Co. ...................................      166       5,086
ENSCO International, Inc. (a) ............................       90       4,814
EOG Resources, Inc. ......................................       13         913
Exxon Mobil Corp. ........................................      529      33,368
Forest Oil Corp. .........................................       97       3,547
Global Industries Ltd. (a) ...............................      156       2,476
Grant Prideco, Inc. ......................................       76       3,891
Grey Wolf, Inc. ..........................................      348       2,714
Halliburton Co. (a) ......................................       80       6,252
Hanover Compressor Co. (a) ...............................      167       3,367
Helix Energy Solutions Group, Inc. .......................      101       3,921
Helmerich & Payne, Inc. (a) ..............................       30       2,182
Houston Exploration Co. (a) ..............................       40       2,237
Hydril ...................................................       36       2,886
Lone Star Technologies, Inc. (a) .........................       41       2,173
Marathon Oil Corp. .......................................       49       3,889
Maverick Tube Corp. (a) ..................................       60       3,265
McDermott International, Inc. (a) ........................       37       2,250
Nabors Industries Ltd. ...................................      186       6,943
National Oilwell Varco, Inc. .............................       27       1,862
Noble Corp. ..............................................       78       6,157
Noble Energy, Inc. .......................................      107       4,813
Occidental Petroleum Corp. (a) ...........................       37       3,801
Oceaneering International, Inc. ..........................       35       2,136
OGE Energy Corp. (a) .....................................      164       4,946
Parker Drilling Co. (a) ..................................      194       1,630
Patterson-UTI Energy, Inc. ...............................      102       3,301
Plains Exploration & Production Co. ......................       49       1,807
Pogo Producing Co. .......................................       46       2,286
Pride International, Inc. ................................       93       3,245
Range Resources Corp. (a) ................................      141       3,741
Rowan Cos., Inc. (a) .....................................       65       2,881
Schlumberger Ltd. (a) ....................................      126       8,711
SEACOR Holding, Inc. (a) .................................       27       2,388
Smith International, Inc. ................................      126       5,321
Southwestern Energy Co. (a) ..............................       99       3,566
St. Mary Land & Exploration Co. ..........................       81       3,415
Stone Energy Corp. (a) ...................................       59       2,779
Tesoro Corp. (a) .........................................       41       2,867
Tetra Technologies, Inc. (a) .............................       63       3,100
TODCO ....................................................       85       3,899
Transocean, Inc. (a) .....................................       52       4,216
Unit Corp. (a) ...........................................       54       3,119
Valero Energy Corp. (a) ..................................       82       5,309
Veritas DGC, Inc. (a) ....................................       60       2,875
Western Gas Resources, Inc. (a) ..........................       52       2,704
Williams Cos. (a) ........................................       94       2,061
XTO Energy, Inc. .........................................       54       2,287
                                                                      ---------
                                                                        274,655
                                                                      ---------
FINANCIALS (5.5%)
A.G. Edwards, Inc. (a) ...................................       47       2,483
ACE Ltd. .................................................       42       2,333
Affiliated Managers Group, Inc. ..........................       47       4,761
AFLAC, Inc. (a) ..........................................       78       3,708
Alexandria Real Estate Equities, Inc. ....................       32       2,899
Allstate Corp. (a) .......................................       53       2,994
AMB Property Corp. .......................................       52       2,599
AMBAC Financial Group, Inc. (a) ..........................       64       5,271
American Express Co. (a) .................................      156       8,394
American Financial Group, Inc. ...........................       73       3,232
American Home Mortgage Investment Corp. REIT .............       82       2,847
American International Group, Inc. (a) ...................      201      13,115
AmeriCredit Corp. ........................................       86       2,604
AmerUs Group Co. Class A .................................       72       4,223
AmSouth Bancorp (a) ......................................      213       6,164
Annaly Mortgage Management, Inc. .........................      221       2,977
Aon Corp. (a) ............................................      162       6,789
Archstone-Smith Trust ....................................      130       6,354
Arden Realty Group, Inc. .................................      122       5,531
Arthur J. Gallagher & Co. (a) ............................       78       2,140
Associated Banc-Corp. ....................................       78       2,638
Assurant, Inc. ...........................................       72       3,468
Astoria Financial Corp. ..................................       62       1,942
Avalonbay Communities, Inc. ..............................       43       4,631
Axis Capital Holdings Ltd. ...............................       75       2,237
BancorpSouth, Inc. (a) ...................................      131       3,358

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                         ------   ---------
FINANCIALS, CONTINUED
Bank of America Corp. (a) ................................      411      20,518
Bank of Hawaii Corp. .....................................       75       4,073
Bank of New York Co. (a) .................................      104       3,656
BB&T Corp. (a) ...........................................       72       3,092
Bear Stearns Cos. (a) ....................................       14       1,995
Boston Properties, Inc. ..................................       69       6,091
Brandywine Realty Trust ..................................      159       4,501
Brown & Brown, Inc. ......................................       66       2,061
Capital One Financial Corp. (a) ..........................       40       3,466
CapitalSource, Inc. ......................................       88       2,068
CarrAmerica Realty Corp. .................................      106       4,745
Cathay General Bancorp ...................................       61       2,334
CB Richard Ellis Group, Inc. Class A .....................       36       3,164
CBL & Associates Properties, Inc. ........................       85       3,399
Charles Schwab Corp. (a) .................................      206       3,687
Chicago Mercantile Exchange Holdings, Inc. ...............        4       1,832
Chittenden Corp. .........................................       84       2,315
Chubb Corp. (a) ..........................................       54       2,783
Cincinnati Financial Corp. (a) ...........................       94       4,008
CIT Group, Inc. ..........................................      129       6,967
Citigroup, Inc. (a) ......................................      523      26,125
Citizens Banking Corp. ...................................       97       2,537
Colonial Bancgroup, Inc. (a) .............................       94       2,437
Colonial Properties Trust ................................       82       4,038
Commerce Bancshares, Inc. ................................       42       2,195
Compass Bancshares, Inc. .................................       75       4,122
Conseco, Inc. ............................................       92       2,323
Countrywide Financial Corp. (a) ..........................       79       3,212
Cousins Properties, Inc. .................................       74       2,327
Cullen/Frost Bankers, Inc. (a) ...........................       73       4,225
Delphi Financial Group, Inc. Class A (a) .................       38       1,991
Doral Financial Corp. ....................................      220       1,740
Duke Realty Corp. ........................................       88       3,115
E*TRADE Financial Corp. ..................................      218       5,424
East West Bancorp, Inc. ..................................       75       2,975
Eaton Vance Corp. (a) ....................................      108       3,075
Equity Inns, Inc. ........................................      124       2,009
Equity Lifestyle Properties, Inc. ........................       39       1,716
Equity Office Properties Trust ...........................       67       2,164
Essex Property Trust, Inc. ...............................       29       3,164
Everest Re Group Ltd. ....................................       38       3,458
F.N.B. Corp. .............................................      122       2,047
Fannie Mae (a) ...........................................       85       4,301
Federal Realty Investment Trust ..........................       31       2,115
Federated Investors, Inc. ................................       59       2,071
Felcor Lodging Trust, Inc. ...............................      110       2,382
Fidelity National Financial, Inc. (a) ....................       98       4,114
Fifth Third Bancorp (a) ..................................       63       2,546
First American Corp. (a) .................................       51       2,173
First Bancorp (Puerto Rico) (a) ..........................      177       1,876
First Horizon National Corp. .............................       76       3,224
First Midwest Bancorp (a) ................................       85       3,063
First Niagara Financial Group, Inc. ......................      216       3,024
FirstFed Financial Corp. (a) .............................       30       1,887
FirstMerit Corp. (a) .....................................      143       3,516
Forest City Enterprises, Inc. Class A ....................       46       2,076
Franklin Resources, Inc. (a) .............................       22       2,049
Freddie Mac (a) ..........................................       61       3,725
Fulton Financial Corp. ...................................      287       4,721
Genworth Financial, Inc. Class A .........................      234       7,769
Goldman Sachs Group, Inc. ................................       44       7,053
Greater Bay Bancorp (a) ..................................       94       2,596
Hartford Financial Services Group, Inc. (a) ..............       40       3,677
Health Care Property Investors, Inc. .....................       83       2,276
Health Care REIT, Inc. ...................................      105       3,654
Healthcare Realty Trust, Inc. ............................       86       3,257
Highwoods Properties, Inc. ...............................       98       3,091
Hilb Rogal & Hobbs Co. (a) ...............................       66       2,698
Home Properties, Inc. ....................................       57       2,851
Horace Mann Educators Corp. ..............................      101       1,758
Hospitality Properties Trust .............................       41       1,767
Host Marriott Corp. ......................................       20         420
HRPT Properties Trust ....................................      383       4,205
Hudson City Bancorp, Inc. ................................      500       6,705
Hugoton Royalty Trust ....................................        3          89
Huntington Bancshares, Inc. (a) ..........................      132       3,188
Independence Community Bank Corp. ........................       48       2,016
IndyMac Bancorp, Inc. ....................................      103       4,977
Investment Technology Group, Inc. (a) ....................       26       1,378
Investors Financial Services Corp. (a) ...................       52       2,489
iStar Financial, Inc. ....................................       68       2,602
Janus Capital Group, Inc. ................................      139       2,705
Jefferies Group, Inc. (a) ................................       69       4,585
Jones Lang LaSalle, Inc. .................................       41       3,475
JPMorgan Chase & Co. .....................................      310      14,069
KeyCorp (a) ..............................................       54       2,064
Kilroy Realty Corp. ......................................       54       3,851
Kimco Realty Corp. .......................................      131       4,864
Knight Capital Group, Inc. Class A .......................      196       3,285
LaBranche & Co., Inc. ....................................      133       1,879
LaSalle Hotel Properties .................................       73       3,192
Lazard Ltd. ..............................................       69       3,064
Legg Mason, Inc. (a) .....................................       17       2,014
Lehman Brothers Holdings, Inc. (a) .......................       23       3,476
Lexington Corporate Properties Trust .....................      122       2,630
Liberty Property Trust ...................................       54       2,414
Lincoln National Corp. (a) ...............................      106       6,156
Loews Corp. (a) ..........................................       21       2,229
Macerich Co. .............................................       41       3,002
Mack-Cali Realty Corp. ...................................      112       5,065
Markel Corp. .............................................        7       2,445
Marsh & McLennan Cos. (a) ................................       70       2,147
Marshall & Ilsley Corp. (a) ..............................      118       5,395
MBIA, Inc. (a) ...........................................       83       4,949
Mellon Financial Corp. (a) ...............................       56       2,107
Mercantile Bankshares Corp. (a) ..........................       75       2,819
MeriStar Hospitality Corp. ...............................      206       2,151
Merrill Lynch & Co., Inc. (a) ............................      112       8,541
MetLife, Inc. ............................................       55       2,866
MGIC Investment Corp. (a) ................................       59       4,171
Moody's Corp. ............................................       39       2,418
Morgan Stanley (a) .......................................      115       7,395
Nasdaq Stock Market, Inc. (a) ............................      103       3,854
National City Corp. (a) ..................................       75       2,768
National Financial Partners Corp. ........................       60       3,120

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                         ------   ---------
FINANCIALS, CONTINUED
Nationwide Financial Services, Inc. Class A (a) ..........      105       4,607
Nationwide Health Properties, Inc. .......................      123       2,647
New Century Financial Corp. ..............................       92       4,712
New Plan Excel Realty Trust, Inc. ........................       87       2,145
New York Community Bancorp, Inc. .........................      148       2,547
North Fork Bancorp .......................................       73       2,199
NovaStar Financial, Inc. .................................       69       2,553
Ohio Casualty Corp. ......................................      116       3,439
Old National Bancorp .....................................      126       2,601
Old Republic International Corp. (a) .....................      131       2,915
Pacific Capital Bancorp ..................................       79       2,650
Pan Pacific Retail Properties, Inc. ......................       57       3,798
Park National Corp. ......................................       21       2,106
PartnerRe Ltd. ...........................................       33       2,064
Pennsylvania Real Estate Investment Trust ................       61       2,474
Philadelphia Consolidated Holding Co. (a) ................       95       3,147
Phoenix Cos., Inc. .......................................      164       2,491
Platinum Underwriters Holdings Ltd .......................       97       2,674
Plum Creek Timber Co., Inc. REIT .........................      113       4,102
PMI Group, Inc. ..........................................       57       2,631
PNC Financial Services Group, Inc. (a) ...................       39       2,787
Popular, Inc. ............................................      150       3,102
Post Properties, Inc. ....................................       74       3,233
Potlatch Corp. REIT ......................................       52       2,025
Principal Financial Group, Inc. ..........................       37       1,898
ProAssurance Corp. .......................................       53       2,670
Progressive Corp. (a) ....................................       27       2,930
Protective Life Corp. (a) ................................       39       1,966
Provident Bankshares Corp. ...............................       60       2,086
Provident Financial Services, Inc. .......................      126       2,300
Prudential Financial, Inc. ...............................       41       3,203
Public Storage, Inc. .....................................       52       3,998
Radian Group, Inc. (a) ...................................       53       3,324
Realty Income Corp. ......................................      153       3,469
Reckson Associates Realty Corp. ..........................      147       5,980
Redwood Trust, Inc. (a) ..................................       55       2,336
Regions Financial Corp. ..................................       62       2,264
RenaissanceRe Holdings Ltd. ..............................       44       1,850
Republic Bancorp, Inc. (a) ...............................      179       2,053
Safeco Corp. (a) .........................................       76       3,944
SEI Investments Co. (a) ..................................       54       2,319
Selective Insurance Group, Inc. (a) ......................       39       2,171
Shurgard Storage Centers, Inc. ...........................       87       5,479
Simon Property Group, Inc. ...............................       34       2,784
Sky Financial Group, Inc. ................................       91       2,352
SLM Corp. ................................................       65       3,437
South Financial Group, Inc. ..............................      136       3,690
Sovereign Bancorp, Inc. ..................................      230       5,099
St. Joe Co. ..............................................       42       2,359
St. Paul Travelers Cos., Inc. (a) ........................       92       4,051
StanCorp Financial Group, Inc. (a) .......................       80       3,947
Sterling Bancshares, Inc. ................................      106       1,755
SunTrust Banks, Inc. (a) .................................       48       3,712
Susquehanna Bancshares, Inc. .............................       85       2,029
SVB Financial Group ......................................       50       2,539
Synovus Financial Corp. (a) ..............................      158       4,424
T. Rowe Price Group, Inc. ................................       77       6,483
Taubman Centers, Inc. ....................................       72       2,962
TCF Financial Corp. ......................................       79       2,122
TD Ameritrade Holding Corp. ..............................      161       2,988
TD Banknorth, Inc. .......................................       72       2,138
Thornburg Mortgage, Inc. .................................      184       5,319
Torchmark Corp. (a) ......................................       64       3,847
Trizec Properties, Inc. ..................................       77       1,927
Trustco Bank Corp. .......................................      175       2,025
Trustmark Corp. ..........................................       90       2,827
U.S. Bancorp .............................................      160       5,030
UnionBanCal Corp. ........................................       34       2,383
United Bankshares, Inc. ..................................       75       2,736
United Dominion Realty Trust, Inc. .......................       84       2,284
Unitrin, Inc. ............................................       37       1,807
UnumProvident Corp. (a) ..................................      182       3,696
Valley National Bancorp ..................................       93       2,422
Ventas, Inc. .............................................       63       2,058
W Holding Co., Inc. ......................................      242       1,813
Wachovia Corp. ...........................................      190      11,372
Washington Federal, Inc. .................................      158       3,779
Washington Mutual, Inc. (a) ..............................       86       3,875
Washington Real Estate Investment Trust ..................       76       2,833
Weingarten Realty Investors ..............................       69       2,719
Wells Fargo & Co. (a) ....................................      147      10,097
Westamerica Bancorp ......................................       45       2,301
White Mountains Insurance Group Ltd. .....................        5       2,608
Whitney Holding Corp. (a) ................................      137       4,872
Willis Group Holdings Ltd. ...............................      101       3,550
Wilmington Trust Corp. (a) ...............................       56       2,481
Wintrust Financial Corp. .................................       43       2,225
XL Capital Ltd. Class A ..................................       29       1,911
                                                                      ---------
                                                                        812,967
                                                                      ---------
HEALTH CARE (2.6%)
Abbott Laboratories (a) ..................................      181       7,736
Advanced Medical Optics, Inc. ............................       92       4,287
Aetna, Inc. ..............................................       89       3,427
Alexion Pharmaceuticals, Inc. ............................       57       1,937
Allergan, Inc. (a) .......................................       45       4,622
American Medical Systems Holdings, Inc. ..................       90       1,999
Amgen, Inc. ..............................................      130       8,801
Amylin Pharmaceuticals, Inc. .............................       59       2,569
Applied Biosystems Group-Applera Corp. ...................      124       3,576
Arthrocare Corp. .........................................       45       2,040
Barr Pharmaceuticals, Inc. ...............................       55       3,330
Bausch & Lomb, Inc. (a) ..................................       31       1,517
Beckman Coulter, Inc. (a) ................................       37       1,900
Becton Dickinson & Co. (a) ...............................       37       2,332
Bio-Rad Laboratories, Inc. Class A .......................       33       2,159
Biogen Idec, Inc. ........................................       53       2,377
Boston Scientific Corp. ..................................      179       4,168
Bristol-Myers Squibb Co. (a) .............................      172       4,365
C.R. Bard, Inc. (a) ......................................       62       4,617
Caremark Rx, Inc. ........................................       34       1,549
Celera Genomics Group-Applera Corp. ......................      172       2,062
Celgene Corp. ............................................      201       8,474

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                         ------   ---------
HEALTH CARE, CONTINUED
Centene Corp. ............................................       77       1,978
Cephalon, Inc. ...........................................       34       2,232
Charles River Laboratories International, Inc. ...........       42       1,985
CIGNA Corp. (a) ..........................................       18       1,926
Community Health Systems, Inc. ...........................       51       1,848
Cooper Cos. (a) ..........................................       36       1,974
Covance, Inc. ............................................       37       2,159
Coventry Health Care, Inc. ...............................       96       4,768
Cubist Pharmaceuticals, Inc. .............................       99       2,244
CV Therapeutics, Inc. ....................................       80       1,588
Cytyc Corp. ..............................................       67       1,732
Dade Behring Holdings, Inc. ..............................       53       2,067
DaVita, Inc. .............................................       59       3,319
Delta & Pine Land Co. (a) ................................       28         828
Dentsply International, Inc. (a) .........................       41       2,446
Diagnostic Products Corp. (a) ............................       42       2,436
Edwards Lifesciences Corp. ...............................       84       3,733
Endo Pharmaceuticals Holdings, Inc. ......................       65       2,044
Fisher Scientific International, Inc. ....................       72       5,080
Forest Laboratories, Inc. ................................       55       2,221
Gen-Probe, Inc. ..........................................       70       3,743
Genentech, Inc. ..........................................       50       3,986
Genzyme Corp. ............................................       40       2,446
Gilead Sciences, Inc. ....................................       72       4,140
Haemonetics Corp. (a) ....................................       35       1,908
Health Management Associates, Inc. Class A ...............      141       2,920
Health Net, Inc. .........................................       92       3,744
Healthways, Inc. .........................................       48       2,355
Henry Schein, Inc. (a) ...................................       51       2,378
Hillenbrand Industries, Inc. (a) .........................       36       1,849
Hologic, Inc. ............................................       49       2,336
Hospira, Inc. ............................................      130       5,012
Humana, Inc. (a) .........................................       95       4,292
IDEXX Laboratories, Inc. (a) .............................       47       3,911
ImClone Systems, Inc. (a) ................................       54       1,949
Immucor, Inc. (a) ........................................       63       1,830
Invitrogen Corp. .........................................       31       2,046
Johnson & Johnson (a) ....................................      315      18,463
King Pharmaceuticals, Inc. ...............................      148       2,574
Kyphon, Inc. .............................................       51       2,119
Laboratory Corp. of America Holdings .....................       79       4,511
LifePoint Hospitals, Inc. ................................       72       2,282
Lincare Holdings, Inc. ...................................       59       2,332
Manor Care, Inc. (a) .....................................       63       2,763
Medco Health Solutions, Inc. .............................       48       2,555
Medicines Co. ............................................       86       1,653
Medicis Pharmaceutical Corp. .............................       77       2,532
Medimmune, Inc. ..........................................      147       4,626
Medtronic, Inc. (a) ......................................      171       8,571
Mentor Corp. .............................................       54       2,340
Merck & Co., Inc. (a) ....................................      259       8,916
MGI Pharma, Inc. .........................................      109       2,036
Millennium Pharmaceuticals, Inc. .........................      188       1,707
Millipore Corp. (a) ......................................       29       2,140
Mylan Laboratories, Inc. (a) .............................      134       2,927
Myriad Genetics, Inc. ....................................       70       1,794
Nektar Therapeutics ......................................      120       2,581
Neurocrine Biosciences, Inc. .............................       51       2,925
Onyx Pharmaceuticals, Inc. ...............................       75       1,751
Owens & Minor, Inc. (a) ..................................       72       2,295
Patterson Cos., Inc. .....................................       69       2,248
PDL BioPharma, Inc. ......................................      159       4,576
Pediatrix Medical Group, Inc. (a) ........................       66       3,341
Perrigo Co. ..............................................      162       2,586
Pfizer, Inc. (a) .........................................      855      21,658
Pharmaceutical Product Development, Inc. .................       83       2,977
PolyMedica Corp. .........................................       45       1,859
Quest Diagnostics, Inc. (a) ..............................       92       5,127
ResMed, Inc. .............................................       99       4,272
Respironics, Inc. (a) ....................................       58       2,124
Sepracor, Inc. ...........................................       62       2,768
Sierra Health Services, Inc. (a) .........................       73       2,862
St. Jude Medical, Inc. (a) ...............................       57       2,250
Stryker Corp. (a) ........................................       44       1,925
Sunrise Senior Living, Inc. ..............................       52       1,934
Sybron Dental Specialties, Inc. ..........................       57       2,681
Techne Corp. .............................................       51       2,890
Telik, Inc. ..............................................       96       1,765
Tenet Healthcare Corp. (a) ...............................      287       2,388
Triad Hospitals, Inc. ....................................       51       2,101
United Surgical Partners International, Inc. .............       61       2,014
United Therapeutics Corp. ................................       32       1,906
UnitedHealth Group, Inc. .................................      144       7,163
Universal Health Services, Inc. Class B ..................       42       2,133
Varian Medical Systems, Inc. (a) .........................       77       4,033
Varian, Inc. .............................................       45       1,947
Ventana Medical Systems, Inc. ............................       59       2,873
Vertex Pharmaceuticals, Inc. .............................       87       3,164
Waters Corp. .............................................       65       2,946
Watson Pharmaceuticals, Inc. .............................       64       1,820
WellPoint, Inc. ..........................................       70       4,970
Wyeth ....................................................      157       7,641
Zimmer Holdings, Inc. ....................................       39       2,453
                                                                      ---------
                                                                        385,085
                                                                      ---------
INDUSTRIALS (3.7%)
Accenture Ltd. Class A ...................................       87       2,529
Aeroflex, Inc. (a) .......................................      136       1,715
AGCO Corp. ...............................................      165       3,906
Agilent Technologies, Inc. ...............................       84       3,227
Albany International Corp. Class A (a) ...................       53       2,072
Alexander & Baldwin, Inc. (a) ............................       62       3,092
Alliance Data Systems Corp. ..............................       41       2,255
Alliant Techsystems, Inc. ................................       53       4,239
Allied Waste Industries, Inc. (a) ........................      178       2,520
American Standard Cos., Inc. .............................      104       4,527
Ametek, Inc. (a) .........................................       97       4,779
Amphenol, Inc. ...........................................       52       3,006
Anixter International, Inc. (a) ..........................       47       2,389
Aptargroup, Inc. .........................................       46       2,411
Armor Holdings, Inc. .....................................       46       2,809
Arrow Electronics, Inc. ..................................       73       2,643
Automatic Data Processing, Inc. (a) ......................       90       3,967
Avnet, Inc. (a) ..........................................       84       2,197

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                         ------   ---------
INDUSTRIALS, CONTINUED
Ball Corp. (a) ...........................................       60       2,399
Banta Corp. (a) ..........................................       44       2,226
Belden CDT, Inc. .........................................       85       2,661
Bemis Co., Inc. (a) ......................................       65       2,045
Benchmark Electronics, Inc. ..............................       81       2,211
Boeing Co. (a) ...........................................      117       9,763
Brink's Co. ..............................................       83       4,216
C.H. Robinson Worldwide, Inc. ............................      101       4,479
Carlisle Cos. (a) ........................................       44       3,718
Ceradyne, Inc. ...........................................       46       2,438
Ceridian Corp. ...........................................       91       2,205
CheckFree Corp. ..........................................       45       2,424
Checkpoint Systems, Inc. (a) .............................       69       1,818
Choicepoint, Inc. ........................................       52       2,290
Clarcor, Inc. (a) ........................................       73       2,555
Cognex Corp. .............................................       80       2,132
Commscope, Inc. ..........................................       99       3,272
Convergys Corp. ..........................................      119       2,317
Corporate Executive Board Co. ............................       24       2,571
Corrections Corp. of America .............................       55       2,468
Crane Co. (a) ............................................       94       3,972
Crown Holdings, Inc. .....................................      304       4,873
Cummins, Inc. (a) ........................................       32       3,344
Curtiss-Wright Corp. (a) .................................       60       1,988
Danaher Corp. (a) ........................................       40       2,564
Deere & Co. (a) ..........................................       32       2,809
Dionex Corp. .............................................       37       2,224
Donaldson Co., Inc. (a) ..................................      103       3,424
DRS Technologies, Inc. ...................................       55       3,054
Eagle Materials, Inc. ....................................       76       5,035
EGL, Inc. ................................................       44       2,056
EMCOR Group, Inc. (a) ....................................       44       2,202
Emdeon Corp. .............................................      224       2,556
Energy Conversion Devices, Inc. ..........................       33       1,650
ESCO Technologies, Inc. ..................................       47       2,383
Esterline Technologies Corp. (a) .........................       47       2,083
Expeditors International of Washington, Inc. .............       63       5,393
FedEx Corp. (a) ..........................................       44       5,066
Fidelity National Information Services, Inc. .............       75       2,850
First Data Corp. (a) .....................................      119       5,675
Fiserv, Inc. .............................................      115       5,184
Flextronics International Ltd. ...........................      347       3,942
Flir Systems, Inc. .......................................       96       2,347
Florida Rock Industries, Inc. (a) ........................       41       2,557
Flowserve Corp. (a) ......................................      104       5,982
Fluor Corp. ..............................................       51       4,738
Foster Wheeler Ltd. ......................................       86       3,832
FTI Consulting, Inc. .....................................       79       2,270
Gardner Denver, Inc. (a) .................................       48       3,577
General Cable Corp. (a) ..................................       89       2,810
General Electric Co. (a) .................................    1,034      35,765
General Maritime Corp. ...................................       84       2,790
Global Payments, Inc. ....................................       46       2,182
Graco, Inc. (a) ..........................................       97       4,535
Granite Construction, Inc. ...............................       60       2,782
Harsco Corp. (a) .........................................       58       4,834
Hewitt Associates, Inc. Class A ..........................       74       2,145
Honeywell International, Inc. (a) ........................      103       4,378
Hubbell, Inc. Class B (a) ................................       44       2,273
IDEX Corp. (a) ...........................................       69       3,505
Ingersoll-Rand Co. Ltd. Class A ..........................       44       1,925
Iron Mountain, Inc. ......................................       65       2,542
ITT Industries, Inc. (a) .................................      109       6,129
J.B. Hunt Transport Services, Inc. .......................       99       2,359
Jabil Circuit, Inc. ......................................      105       4,094
Jacobs Engineering Group, Inc. ...........................       34       2,812
Jarden Corp. .............................................       87       2,958
JLG Industries, Inc. (a) .................................      144       4,130
Joy Global, Inc. .........................................       69       4,533
Kansas City Southern .....................................      132       3,208
Kemet Corp. ..............................................      204       2,205
Kennametal, Inc. (a) .....................................       54       3,340
L-3 Communications Holdings, Inc. ........................       71       5,801
Landstar System, Inc. ....................................       82       3,484
Lockheed Martin Corp. (a) ................................       54       4,099
Louisiana-Pacific Corp. (a) ..............................       88       2,427
Manitowoc Co. (a) ........................................       84       4,166
Martin Marietta Materials, Inc. (a) ......................       28       2,972
Masco Corp. (a) ..........................................       58       1,850
MDU Resources Group, Inc. (a) ............................       68       2,499
MeadWestvaco Corp. .......................................      113       3,222
Mettler-Toledo International, Inc. .......................       34       2,203
Molex, Inc. Class A ......................................       67       2,154
Monster Worldwide, Inc. ..................................       64       3,674
MPS Group, Inc. ..........................................      185       2,953
MSC Industrial Direct Co. (a) ............................       63       3,267
Mueller Industries, Inc. .................................       60       2,273
National Instruments Corp. ...............................       74       2,344
Nordson Corp. ............................................       42       2,245
Northrop Grumman Corp. (a) ...............................       18       1,204
OMI Corp. (a) ............................................      137       2,641
Oshkosh Truck Corp. ......................................       43       2,632
Owens-Illinois, Inc. (a) .................................      117       2,139
Pactiv Corp. (a) .........................................      120       2,921
Pall Corp. (a) ...........................................       76       2,294
Paychex, Inc. (a) ........................................       53       2,141
PerkinElmer, Inc. (a) ....................................      220       4,717
PHH Corp. ................................................       74       2,063
Powerwave Technologies, Inc. .............................      201       2,241
Precision Castparts Corp. (a) ............................       79       4,975
Quanex Corp. (a) .........................................       52       2,224
Quanta Services, Inc. ....................................      185       3,001
R.R. Donnelley & Sons Co. (a) ............................      132       4,447
Raytheon Co. .............................................       60       2,656
Republic Services, Inc. ..................................       74       3,257
Resources Connection, Inc. ...............................       67       1,802
Robert Half International, Inc. ..........................      102       4,312
Rockwell Automation Corp. (a) ............................       25       1,812
Rockwell Collins, Inc. ...................................       93       5,320
Roper Industries, Inc. ...................................       51       2,420
Ryder System, Inc. (a) ...................................       51       2,660
Sanmina-SCI Corp. ........................................      445       2,310
Sealed Air Corp. (a) .....................................       49       2,639
Shaw Group, Inc. (a) .....................................      142       4,345
Simpson Manufacturing Co. ................................       52       2,079
Smurfit-Stone Container Corp. ............................      156       2,020

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                         ------   ---------
INDUSTRIALS, CONTINUED
Solectron Corp. ..........................................      595       2,380
Sonoco Products Co. (a) ..................................       60       1,879
SPX Corp. ................................................       47       2,573
Stericycle, Inc. (a) .....................................       64       4,214
Symbol Technologies, Inc. ................................      203       2,162
Technitrol, Inc. (a) .....................................       87       2,178
Tektronix, Inc. (a) ......................................       68       2,402
Teleflex, Inc. (a) .......................................       51       3,327
Temple-Inland, Inc. (a) ..................................       70       3,251
Tetra Tech, Inc. .........................................      103       2,001
Texas Industries, Inc. (a) ...............................       32       1,814
Textron, Inc. (a) ........................................       66       5,937
Thomas & Betts Corp. (a) .................................       86       4,898
Toro Co. (a) .............................................       61       3,016
Trimble Navigation Ltd. ..................................       75       3,554
Tyco International Ltd. (a) ..............................      178       4,690
Union Pacific Corp. (a) ..................................       35       3,192
United Parcel Service, Inc. Class B ......................       89       7,215
United Rentals, Inc. (a) .................................      120       4,280
Vishay Intertechnology, Inc. .............................      142       2,211
Vulcan Materials Co. (a) .................................       54       4,588
W.W. Grainger, Inc. (a) ..................................       48       3,692
Walter Industries, Inc. ..................................       54       3,582
Washington Group International, Inc. .....................       37       2,058
Waste Connections, Inc. ..................................       65       2,503
Waste Management, Inc. (a) ...............................       74       2,772
Watsco, Inc. (a) .........................................       43       2,728
Werner Enterprises, Inc. .................................      103       1,976
Wesco International, Inc. ................................       38       2,850
YRC Worldwide, Inc. ......................................       77       3,234
                                                                      ---------
                                                                        548,417
                                                                      ---------
INFORMATION TECHNOLOGY (3.2%)
ADC Telecommunications, Inc. .............................       97       2,172
Adobe Systems, Inc. (a) ..................................       94       3,685
Adtran, Inc. .............................................      125       3,143
Agere Systems, Inc. ......................................      330       5,188
Akamai Technologies, Inc. ................................      100       3,369
Altera Corp. .............................................      214       4,674
American Power Conversion Corp. ..........................      112       2,491
American Tower Corp. Class A .............................       65       2,219
Amkor Technology, Inc. ...................................      187       2,261
Analog Devices, Inc. .....................................       57       2,161
Ansys, Inc. (a) ..........................................       59       3,331
Anteon International Corp. ...............................       48       2,623
Apple Computer, Inc. .....................................       93       6,546
Applied Materials, Inc. (a) ..............................      253       4,541
Arris Group, Inc. ........................................      190       2,252
ATMI, Inc. ...............................................       69       1,960
Autodesk, Inc. (a) .......................................      137       5,759
Avaya, Inc. ..............................................      276       3,312
Avocent Corp. ............................................       69       1,859
BEA Systems, Inc. ........................................      239       3,167
BMC Software, Inc. .......................................      133       2,865
Broadcom Corp. ...........................................       65       2,672
Brocade Communications Systems, Inc. .....................      478       2,944
Brooks Automation, Inc. ..................................      136       1,839
Caci International, Inc. Class A .........................       42       2,627
Cadence Design Systems, Inc. .............................      168       3,180
Cerner Corp. (a) .........................................       49       1,943
Check Point Software Technologies Ltd. ...................      110       2,129
Ciena Corp. ..............................................    1,372       5,611
Cisco Systems, Inc. ......................................      771      16,151
Cognizant Technology Solutions Corp. .....................       82       5,216
Computer Sciences Corp. (a) ..............................      113       6,616
Compuware Corp. ..........................................      289       2,220
Conexant Systems, Inc. ...................................      863       3,055
Corning A34Inc. (a) ......................................      161       4,448
Cree, Inc. ...............................................      107       3,191
Crown Castle International Corp. .........................      133       4,475
CSG Systems International, Inc. (a) ......................       86       2,174
Cymer, Inc. ..............................................       52       2,688
Cypress Semiconductor Corp. ..............................      244       4,187
Dell, Inc. ...............................................      198       5,188
Digital River, Inc. ......................................       48       2,090
DST Systems, Inc. ........................................       37       2,276
Dycom Industries, Inc. ...................................       94       2,060
EarthLink, Inc. ..........................................      235       2,136
Electronics for Imaging, Inc. (a) ........................       98       2,691
EMC Corp. ................................................      373       5,039
Emulex Corp. .............................................      151       2,741
F5 Networks, Inc. ........................................       53       3,104
Fair Isaac Corp. (a) .....................................       54       2,004
FileNet Corp. ............................................       77       2,142
Google, Inc. Class A .....................................       21       8,777
Harris Corp. (a) .........................................       79       3,679
Hewlett-Packard Co. (a) ..................................      242       7,858
Hyperion Solutions Corp. .................................       82       2,511
Ikon Office Solutions, Inc. (a) ..........................      215       2,838
Ingram Micro, Inc. Class A (a) ...........................      254       4,671
Insight Enterprises, Inc. ................................       88       1,740
Integrated Device Technology, Inc. (a) ...................      366       5,571
Intel Corp. (a) ..........................................      785      15,684
InterDigital Communications Corp. (a) ....................       77       1,950
Intergraph Corp. (a) .....................................       52       2,289
International Business Machines Corp. (a) ................      165      13,586
International Rectifier Corp. ............................       57       2,576
Intersil Corp. Class A ...................................       95       2,813
JDS Uniphase Corp. .......................................      943       3,291
Juniper Networks, Inc. ...................................      106       1,959
KLA-Tencor Corp. (a) .....................................       39       1,878
Kronos, Inc. .............................................       45       2,054
Lam Research Corp. (a) ...................................       69       3,373
Lexmark International, Inc. ..............................       70       3,409
Linear Technology Corp. (a) ..............................       60       2,130
LSI Logic Corp. (a) ......................................      238       2,535
Lucent Technologies, Inc. (a) ............................      733       2,045
Macrovision Corp. ........................................      120       2,748
Marvell Technology Group Ltd. ............................       35       1,998
Maxim Integrated Products, Inc. ..........................       51       1,798
Maxtor Corp. .............................................      451       4,366
McAfee, Inc. .............................................       99       2,583
MEMC Electronic Materials, Inc. (a) ......................       89       3,613
Mentor Graphics Corp. ....................................      187       2,455
Micrel, Inc. .............................................      147       1,887
Microchip Technology, Inc. ...............................      124       4,620
Micros Systems, Inc. .....................................       53       2,215
Microsemi Corp. ..........................................       82       2,240

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                         ------   ---------
INFORMATION TECHNOLOGY, CONTINUED
Microsoft Corp. ..........................................    1,020      24,632
Motorola, Inc. (a) .......................................      372       7,942
NCR Corp. (a) ............................................      110       4,334
Network Appliance, Inc. (a) ..............................       57       2,113
Novell, Inc. (a) .........................................      230       1,891
Novellus Systems, Inc. ...................................       86       2,124
NVIDIA Corp. .............................................      190       5,552
OmniVision Technologies, Inc. ............................       79       2,297
Oracle Corp. .............................................      579       8,448
Parametric Technology Corp. ..............................      396       5,916
Perot Systems Corp. ......................................      154       2,322
Plantronics, Inc. ........................................       67       2,513
PMC-Sierra, Inc. (a) .....................................      153       1,902
QLogic Corp. .............................................      102       2,123
Qualcomm, Inc. ...........................................      174       8,933
Red Hat, Inc. (a) ........................................       99       2,910
RF Micro Devices, Inc. ...................................      340       3,162
RSA Security, Inc. .......................................      130       2,722
Salesforce.com, Inc. .....................................       63       2,208
SBA Communications Corp. .................................       74       1,859
Silicon Laboratories, Inc. ...............................       57       2,657
SiRF Technology Holdings, Inc. ...........................       74       2,527
Skyworks Solutions, Inc. .................................      376       2,688
SRA International, Inc. Class A ..........................       65       2,081
Sun Microsystems, Inc. ...................................      561       2,805
Sybase, Inc. (a) .........................................      164       3,570
Sycamore Networks, Inc. ..................................      435       2,045
Symantec Corp. ...........................................      186       3,047
Synopsys, Inc. ...........................................      121       2,641
Tellabs, Inc. (a) ........................................      252       3,994
Teradyne, Inc. ...........................................      119       2,006
Texas Instruments, Inc. ..................................      156       5,415
TIBCO Software, Inc. .....................................      362       3,120
Transaction Systems Architects, Inc. (a) .................       69       2,756
Unisys Corp. .............................................      284       1,772
United Online, Inc. ......................................      148       1,908
United Stationers, Inc. ..................................       47       2,522
Varian Semiconductor Equipment Associates, Inc. ..........      106       3,472
Websense, Inc. ...........................................       66       1,641
Wind River Systems, Inc. (a) .............................      147       1,677
Yahoo!, Inc. .............................................      141       4,622
Zebra Technologies Corp. Class A .........................       42       1,667
                                                                      ---------
                                                                        464,691
                                                                      ---------
MATERIALS (1.1%)
Air Products & Chemicals, Inc. (a) .......................       34       2,330
AK Steel Holding Corp. (a) ...............................      188       2,803
Alcoa, Inc. (a) ..........................................      116       3,918
Allegheny Technologies, Inc. (a) .........................       41       2,843
Arch Coal, Inc. ..........................................       40       3,800
Ashland, Inc. ............................................       45       2,962
Carpenter Technology Corp. (a) ...........................       31       3,687
Chaparral Steel Co. ......................................       42       2,651
Chemtura Corp. ...........................................      195       2,379
Cleveland-Cliffs, Inc. (a) ...............................        9         770
Coeur d'Alene Mines Corp. (a) ............................      455       3,176
CON-WAY, Inc. ............................................       43       2,396
Consol Energy, Inc. ......................................       54       4,598
Cytec Industries, Inc. (a) ...............................       53       3,205
Dow Chemical Co. (a) .....................................       85       3,452
E.I. DuPont de Nemours & Co. (a) .........................       69       3,043
Eastman Chemical Co. (a) .................................       50       2,718
Ecolab, Inc. (a) .........................................      109       4,120
Engelhard Corp. (a) ......................................       74       2,842
Ferro Corp. (a) ..........................................       99       1,909
FMC Corp. (a) ............................................       66       4,195
Freeport-McMoRan Copper & Gold, Inc. Class B (a) .........       77       4,972
H.B. Fuller Co. (a) ......................................       52       2,720
Headwaters, Inc. .........................................       58       1,953
Hercules, Inc. (a) .......................................      184       2,615
International Coal Group, Inc. ...........................      285       2,936
International Flavors & Fragrances, Inc. (a) .............       73       2,579
International Paper Co. (a) ..............................       65       2,363
KFX, Inc. ................................................      144       2,599
Lyondell Chemical Co. (a) ................................      137       3,302
Minerals Technologies, Inc. ..............................       37       2,117
Monsanto Co. .............................................       42       3,503
Newmont Mining Corp. (a) .................................       65       3,793
Nucor Corp. (a) ..........................................       18       1,959
Olin Corp. (a) ...........................................      127       2,610
OM Group, Inc. (a) .......................................      100       2,864
Oregon Steel Mills, Inc. (a) .............................       32       1,585
Phelps Dodge Corp. (a) ...................................       26       2,241
PPG Industries, Inc. (a) .................................       29       1,946
Praxair, Inc. (a) ........................................       63       3,536
Reliance Steel & Aluminum Co. (a) ........................       40       3,558
Rohm & Haas Co. (a) ......................................       88       4,453
RPM International, Inc. (a) ..............................      212       3,901
RTI International Metals, Inc. (a) .......................       43       2,586
Sensient Technologies Corp. ..............................      103       2,117
Sigma-Aldrich Corp. (a) ..................................       34       2,333
Steel Dynamics, Inc. .....................................       64       3,996
Stillwater Mining Co. ....................................      200       3,394
United States Steel Corp. ................................       70       4,794
USEC, Inc. ...............................................      154       1,956
Weyerhaeuser Co. (a) .....................................       32       2,255
Worthington Industries, Inc. (a) .........................      142       2,805
                                                                      ---------
                                                                        154,138
                                                                      ---------
TELECOMMUNICATION SERVICES (0.5%)
Alltel Corp. (a) .........................................       44       2,832
AT&T, Inc. ...............................................      346       9,069
BellSouth Corp. (a) ......................................      162       5,472
CenturyTel, Inc. (a) .....................................       76       2,865
Cincinnati Bell, Inc. ....................................      448       1,882
Citizens Communications Co. Series B .....................      206       2,736
Level 3 Communications, Inc. .............................      589       3,181
Nextel Partners, Inc. ....................................       90       2,551
NII Holdings, Inc. .......................................       81       4,852
NTL, Inc. ................................................      236       6,485
Qwest Communications International, Inc. .................      932       6,254
Sprint Nextel Corp. (a) ..................................      330       8,184
Verizon Communications, Inc. .............................      358      11,824
                                                                      ---------
                                                                         68,187

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES   VALUE ($)
--------------------                                         ------   ---------
UTILITIES (1.2%)
AGL Resources, Inc. (a) ..................................      133       4,706
Allegheny Energy, Inc. ...................................       99       3,527
Alliant Energy Corp. .....................................       71       2,269
Ameren Corp. (a) .........................................      119       5,993
American Electric Power Co., Inc. (a) ....................       51       1,706
Aquila, Inc. .............................................      681       2,949
Atmos Energy Corp. (a) ...................................      147       3,901
Avista Corp. .............................................      114       2,395
Black Hills Corp. ........................................       59       2,148
CenterPoint Energy, Inc. .................................      167       2,007
Cleco Corp. (a) ..........................................       90       2,025
CMS Energy Corp. (a) .....................................      134       1,785
Consolidated Edison, Inc. (a) ............................       40       1,725
Constellation Energy Group, Inc. (a) .....................       76       4,174
Dominion Resources, Inc. (Virginia) ......................       45       3,369
DPL, Inc. (a) ............................................       74       2,011
DTE Energy Co. (a) .......................................      109       4,445
Duke Energy Corp. (Holding Co.) ..........................      293       8,539
El Paso Electric Co. .....................................      112       2,212
Energy East Corp. (a) ....................................       90       2,174
Entergy Corp. (a) ........................................       28       1,958
Exelon Corp. .............................................       89       4,806
FirstEnergy Corp. (a) ....................................       44       2,231
FPL Group, Inc. (a) ......................................       48       1,901
Hawaiian Electric Industries, Inc. .......................      147       3,950
IDACORP, Inc. ............................................       76       2,588
KeySpan Corp. ............................................      107       4,321
National Fuel Gas Co. (a) ................................       67       2,228
NiSource, Inc. (a) .......................................      166       3,504
Northeast Utilities ......................................      125       2,519
Northwest Natural Gas Co. ................................       64       2,211
NRG Energy, Inc. .........................................       50       2,380
NSTAR ....................................................       65       1,797
ONEOK, Inc. (a) ..........................................       76       2,509
Peoples Energy Corp. (a) .................................       69       2,507
Pepco Holdings, Inc. .....................................      116       2,677
PG&E Corp. ...............................................       49       1,952
Piedmont Natural Gas Co. (a) .............................      131       3,213
Pinnacle West Capital Corp. (a) ..........................       60       2,406
PNM Resources, Inc. ......................................      114       2,885
PPL Corp. ................................................       63       1,830
Progress Energy, Inc. ....................................       41       1,755
Public Service Enterprise Group, Inc. (a) ................       32       2,006
Puget Energy, Inc. .......................................       96       1,994
Questar Corp. (a) ........................................       50       4,003
Reliant Energy, Inc. .....................................      183       2,077
Scana Corp. ..............................................       63       2,466
Sierra Pacific Resources .................................      214       3,022
Southern Co. (a) .........................................       99       3,191
Southern Union Co. (a) ...................................      191       4,950
Teco Energy, Inc. (a) ....................................      122       1,950
UGI Corp. (a) ............................................      189       4,234
UniSource Energy Corp. (a) ...............................       76       2,299
Vectren Corp. ............................................      139       3,714
Westar Energy, Inc. ......................................      156       3,267
WGL Holdings, Inc. .......................................       89       2,618
Wisconsin Energy Corp. (a) ...............................       72       2,812
Xcel Energy, Inc. ........................................      246       4,635
                                                                      ---------
                                                                        171,426
                                                                      ---------
TOTAL COMMON STOCKS ......................................            3,644,633
                                                                      ---------

CORPORATE BONDS (16.7%)

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)    VALUE ($)
--------------------                                   ----------   -----------
CONSUMER DISCRETIONARY (1.2%)
Comcast Corp., 6.50%, 11/15/35 .....................        4,000         3,843
Cox Communications, Inc., 5.45%, 12/15/14 ..........        2,000         1,896
Kimberly-Clark Corp., 5.00%, 8/15/13 ...............       48,000        46,744
May Department Stores Co., 5.75%, 7/15/14 ..........        2,000         1,968
News America Holdings, 8.88%, 4/26/23 ..............        2,000         2,363
Target Corp., 5.88%, 3/1/12 ........................       30,000        30,509
Time Warner, Inc., 7.57%, 2/1/24 ...................       61,000        65,462
Viacom, Inc., 6.63%, 5/15/11 .......................       23,000        23,756
                                                                    -----------
                                                                        176,541
                                                                    -----------
CONSUMER STAPLES (1.2%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16 .........        2,000         1,884
Bottling Group LLC, 4.63%, 11/15/12 ................       29,000        27,452
Coca-Cola Enterprises, 8.50%, 2/1/22 ...............        2,000         2,454
Conagra Foods, 6.75%, 9/15/11 ......................        2,000         2,081
Kraft Foods, Inc., 6.25%, 6/1/12 ...................       31,000        31,835
Procter & Gamble Co., 4.95%, 8/15/14 ...............       38,000        36,334
Safeway, Inc., 5.80%, 8/15/12 ......................       15,000        14,856
WAL-MART Stores, 4.55%, 5/1/13 .....................       61,000        57,516
                                                                    -----------
                                                                        174,412
                                                                    -----------
ENERGY (0.7%)
ChevronTexaco Capital Co., 3.50%, 9/17/07 ..........       58,000        56,691
Conoco, Inc., 6.95%, 4/15/29 .......................       38,000        42,035
Kinder Morgan Energy Partners, 7.75%, 3/15/32 ......        2,000         2,226
Midamerican Energy Holdings, 3.50%, 5/15/08 ........        3,000         2,887
                                                                    -----------
                                                                        103,839
                                                                    -----------
FINANCIALS (9.3%)
Allstate Corp., 7.20%, 12/1/09 .....................       30,000        31,709
American General Finance, 5.38%, 10/1/12 ...........      107,000       104,536
Bank One Corp., 2.63%, 6/30/08 .....................      153,000       144,667
Bear Stearns Co., 3.25%, 3/25/09 ...................       30,000        28,352
Caterpillar Financial Services Corp., 5.05%,
   12/1/10 .........................................       30,000        29,482
Citigroup, Inc., 6.63%, 1/15/28 ....................      117,000       122,107
Credit Suisse First Boston USA, Inc., 6.13%,
   11/15/11 ........................................       76,000        77,733
First Union National, 7.80%, 8/18/10 ...............       61,000        66,188
Goldman Sachs Group, Inc., 5.13%, 1/15/15 ..........       92,000        87,155
Household Finance Corp., 4.63%, 1/15/08 ............      138,000       136,482
John Deere Capital Corp., 7.00%, 3/15/12 ...........       30,000        32,020

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

CORPORATE BONDS, CONTINUED

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)     VALUE ($)
--------------------                                   ----------   -----------
FINANCIALS, CONTINUED
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12 .....       38,000        39,843
Marsh & Mclennan Cos., Inc., 5.38%, 7/15/14 ........        2,000         1,880
Merrill Lynch & Co., 4.25%, 2/8/10 .................       76,000        72,884
Morgan Stanley Dean Witter, 6.75%, 4/15/11 .........       76,000        79,765
Prudential Financial, Inc., 5.10%, 9/20/14 .........        2,000         1,905
Sprint Capital Corp., 8.38%, 3/15/12 ...............       61,000        68,665
U.S. Bank NA, 6.38%, 8/1/11 ........................       38,000        39,453
Washington Mutual, Inc., 4.38%, 1/15/08 ............       38,000        37,365
Wells Fargo & Co., 4.63%, 8/9/10 ...................       70,000        67,805
                                                                    -----------
                                                                      1,367,601
                                                                    -----------
HEALTH CARE (0.3%)
Wyeth, 5.50%, 2/1/14 ...............................       38,000        37,186
                                                                    -----------
INDUSTRIALS (0.0%)
Tyco International Group SA, 6.38%, 10/15/11 .......        2,000         2,059
                                                                    -----------
INFORMATION TECHNOLOGY (1.2%)
Bellsouth Corp., 4.20%, 9/15/09 ....................       46,000        44,200
IBM Corp., 8.38%, 11/1/19 ..........................       30,000        36,606
Motorola, Inc., 7.63%, 11/15/10 ....................       23,000        24,988
SBC Communications, Inc., 6.15%, 9/15/34 ...........       76,000        71,817
                                                                    -----------
                                                                        177,611
                                                                    -----------
MATERIALS (2.0%)
Boeing Co., 6.13%, 2/15/33 .........................       30,000        30,473
Burlington North Santa Fe, 7.00%, 12/15/25 .........        2,000         2,164
Dupont EI Nemour, 4.88%, 4/30/14 ...................       23,000        21,690
GE Company, 5.00%, 2/1/13 ..........................      184,000       178,145
International Paper Co., 5.85%, 10/30/12 ...........        2,000         1,994
Lockheed Martin, 7.75%, 5/1/26 .....................        2,000         2,323
Pulte Home, Inc., 5.25%, 1/15/14 ...................       15,000        13,958
Raytheon Co., 4.85%, 1/15/11 .......................       15,000        14,537
United Technologies Corp., 4.88%, 5/1/15 ...........       23,000        21,718
Weyerhaeuser Co., 6.95%, 8/1/17 ....................        2,000         2,072
                                                                    -----------
                                                                        289,074
                                                                    -----------
UTILITIES (0.8%)
Dominion Resources, 4.13%, 2/15/08 .................       38,000        37,130
Duke Energy Corp., 6.25%, 1/15/12 ..................       30,000        30,726
Exelon Corp., 4.90%, 6/15/15 .......................        2,000         1,843
National Rural Utilities, 7.25%, 3/1/12 ............       14,000        15,023
Southern Power Co., 4.88%, 7/15/15 .................        2,000         1,843
Waste Management, Inc., 7.38%, 8/1/10 ..............       23,000        24,445
                                                                    -----------
                                                                        111,010
                                                                    -----------
TOTAL CORPORATE BONDS ..............................                  2,439,333
                                                                    -----------
U.S. GOVERNMENT AGENCY PASS-THROUGH
   SECURITIES (16.4%)
FANNIE MAE (9.1%)
5.50%, 8/1/17, Pool #826283 ........................       20,589        20,466
5.50%, 2/1/18, Pool #703712 ........................       54,327        53,948
5.00%, 5/1/18, Pool #703444 ........................       16,397        15,972
5.00%, 6/1/18, Pool #555545 ........................       71,598        69,873
4.50%, 1/1/19, Pool #735057 ........................       31,238        29,822
5.00%, 8/1/19, Pool #793396 ........................       24,733        24,093
5.00%, 12/1/19, Pool #745369 .......................       20,638        20,141
5.00%, 3/1/20, Pool #819410 ........................       20,793        20,258
5.50%, 3/1/20, Pool #735611 ........................       20,722        20,596
4.50%, 9/1/20, Pool #839289 ........................       31,904        30,402
5.50%, 7/1/25, Pool #255809 ........................       78,482        76,810
6.00%, 10/1/32, Pool #667994 .......................       70,855        70,728
5.50%, 1/1/33, Pool #677331 ........................       52,433        50,945
5.50%, 2/1/33, Pool #652693 ........................      200,545       194,850
5.00%, 8/1/33, Pool #713679 ........................      123,709       117,050
6.00%, 9/1/33, Pool #736937 ........................       32,568        32,441
5.50%, 1/1/34, Pool #756233 ........................      120,759       117,329
7.00%, 4/1/34, Pool #780703 ........................       61,103        62,852
5.00%, 5/1/34, Pool #768230 ........................       53,826        50,929
5.50%, 1/1/35, Pool #808374 ........................      128,389       124,743
6.00%, 4/1/35, Pool #735503 ........................       29,776        29,703
5.00%, 8/1/35, Pool #848355 ........................      101,834        96,353
                                                                    -----------
                                                                      1,330,304
                                                                    -----------
FREDDIE MAC (6.1%)
4.00%, 6/1/18, Pool #E01401 ........................       52,032        48,548
5.00%, 10/1/18, Pool #B10252 .......................       29,689        28,931
4.50%, 11/1/18, Pool #E01489 .......................       52,034        49,633
4.50%, 12/1/18, Pool #G11657 .......................       42,323        40,369
4.50%, 1/1/19, Pool #B11878 ........................       83,140        79,301
4.50%, 7/1/19, Pool #B15661 ........................       32,126        30,618
5.00%, 8/1/33, Pool #A12886 ........................       43,148        40,956
5.50%, 8/1/33, Pool #A11851 ........................       70,122        68,319
5.00%, 10/1/33, Pool #A14805 .......................       75,853        72,000
5.00%, 4/1/34, Pool #A20534 ........................       44,182        41,884
6.00%, 7/1/34, Pool #A24370 ........................       64,786        64,657
5.50%, 10/1/34, Pool #A27526 .......................       58,763        57,220
5.00%, 12/1/34, Pool #A29017 .......................      110,217       104,483
5.50%, 10/1/35, Pool #A39170 .......................       65,941        64,099
5.50%, 11/1/35, Pool #A47728 .......................       99,203        96,432
                                                                    -----------
                                                                        887,450
                                                                    -----------
GINNIE MAE (1.2%)
6.00%, 2/15/32, Pool #569704 .......................       82,993        83,388
5.50%, 4/15/33, Pool #603566 .......................       25,726        25,273
5.50%, 4/15/34, Pool #626116 .......................       20,855        20,500
6.00%, 9/20/34, Pool # 3611 ........................       30,511        30,555
5.50%, 9/15/35, Pool #644611 .......................       21,430        21,056
                                                                    -----------
                                                                        180,772
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH
   SECURITIES ......................................                  2,398,526
                                                                    -----------
U.S. GOVERNMENT AGENCY SECURITIES (5.4%)
FANNIE MAE (2.0%)
4.63%, 1/15/08, MTN ................................       90,000        89,271
4.50%, 10/15/08, MTN ...............................       75,000        73,932
6.63%, 9/15/09, MTN ................................       75,000        78,383
4.38%, 3/15/13, MTN ................................       20,000        18,952
4.13%, 4/15/14, MTN ................................       45,000        41,617
                                                                    -----------
                                                                        302,155

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2015 FUND                      APRIL 30, 2006 (UNAUDITED)

U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)    VALUE ($)
--------------------                                   ----------   -----------
FEDERAL HOME LOAN BANK (1.4%)
4.63%, 2/8/08, Series 627 ..........................       90,000        89,227
4.63%, 11/21/08, Series 598 ........................       75,000        74,077
5.75%, 5/15/12, Series 312 .........................       35,000        35,867
                                                                    -----------
                                                                        199,171
                                                                    -----------
FREDDIE MAC (2.0%)
4.63%, 2/21/08, MTN ................................       89,000        88,249
4.63%, 12/19/08, MTN ...............................       55,000        54,314
4.75%, 1/18/11, MTN ................................       55,000        53,864
4.75%, 1/19/16, MTN ................................       40,000        38,158
6.25%, 7/15/32, MTN ................................       50,000        54,836
                                                                    -----------
                                                                        289,421
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES ............                    790,747
                                                                    -----------
U.S. TREASURY OBLIGATIONS (33.9%)
U.S. TREASURY BILLS (22.6%)
4.52%, 5/25/06 .....................................      697,000       694,916
4.57%, 6/22/06 .....................................    2,000,000     1,987,191
4.70%, 7/20/06 .....................................      625,000       618,655
                                                                    -----------
                                                                      3,300,762
                                                                    -----------
U.S. TREASURY BONDS (1.5%)
6.00%, 2/15/26 .....................................       70,000        75,846
5.25%, 11/15/28 ....................................       70,000        69,530
5.38%, 2/15/31 .....................................       70,000        71,072
                                                                    -----------
                                                                        216,448
                                                                    -----------
U.S. TREASURY NOTES (9.8%)
3.13%, 5/15/07 .....................................      265,000       260,269
5.63%, 5/15/08 .....................................      240,000       243,497
4.00%, 6/15/09 .....................................      205,000       199,811
4.00%, 4/15/10 .....................................      202,000       195,545
5.00%, 2/15/11 .....................................      180,000       180,823
4.88%, 2/15/12 .....................................      140,000       139,530
4.00%, 2/15/15 .....................................      125,000       115,860
4.25%, 8/15/15 .....................................      100,000        94,059
                                                                    -----------
                                                                      1,429,394
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS ....................                  4,946,604
                                                                    -----------

INVESTMENT COMPANIES (2.8%)

SECURITY DESCRIPTION                                     SHARES      VALUE ($)
--------------------                                   ----------   -----------
Federated Government Obligations Money Market ......      405,415       405,416
                                                                    -----------
TOTAL INVESTMENT COMPANIES .........................                    405,416
                                                                    -----------
TOTAL INVESTMENTS
   (COST $14,651,364) - 100.1% .....................                 14,625,259
                                                                    -----------
Liabilities in excess of other assets - (0.1)% .....                    (15,853)
                                                                    -----------
NET ASSETS - 100.0% ................................                $14,609,406
                                                                    ===========

----------
(a)  Represents non-income producing security.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2015 FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value (cost $14,651,364) .............              $14,625,259
Interest and dividends receivable ....................                   82,866
Receivable for capital shares issued .................                   23,130
Prepaid expenses .....................................                    9,666
                                                                    -----------
TOTAL ASSETS .........................................               14,740,921
                                                                    -----------
LIABILITIES:
Payable for capital shares redeemed ..................   $107,232
Accrued expenses and other payables:
   Investment advisory ...............................      3,952
   Administration ....................................      3,552
   Distribution ......................................        131
   Transfer agent ....................................      3,973
   Accounting ........................................      5,280
   Custodian .........................................        251
   Other .............................................      7,144
                                                         --------
TOTAL LIABILITIES ....................................                  131,515
                                                                    -----------
NET ASSETS ...........................................              $14,609,406
                                                                    ===========
COMPOSITION OF NET ASSETS:
Shares of benefcial interest, at par value ...........              $     1,377
Additional paid-in capital ...........................               13,576,565
Undistributed net investment income ..................                  131,300
Accumulated net realized gains from investment
   transactions ......................................                  926,269
Unrealized depreciation from investments .............                  (26,105)
                                                                    -----------
NET ASSETS ...........................................              $14,609,406
                                                                    ===========
INSTITUTIONAL CLASS SHARES
   Net Assets ........................................              $14,451,874
   Shares Outstanding ................................                1,361,742
   Net Asset Value, Offering Price and
      Redemption Price per share .....................              $     10.61
                                                                    ===========
CLASS A SHARES
   Net Assets ........................................              $   150,869
   Shares Outstanding ................................                   14,284
   Net Asset Value Redemption Price per share ........              $     10.56
                                                                    ===========
   Maximum sales charge ..............................                     4.75%
                                                                    ===========
   Maximum Offering Price (Net Asset Value/(100%
      minus maximum sales charge) ....................              $     11.09
                                                                    ===========
CLASS C SHARES
   Net Assets ........................................              $     6,663
   Shares Outstanding ................................                      631
   Net Asset Value, Offering Price and Redemption
      Price per share* ...............................              $     10.55
                                                                    ===========

----------
*    Redemption Price per share varies by length of time shares are held.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Interest ..........................................              $    87,453
   Dividend ..........................................                  212,248
   Dividend income from affiliate ....................                   16,311
                                                                    -----------
TOTAL INVESTMENT INCOME ..............................                  316,012
                                                                    -----------
EXPENSES:
   Investment advisory ...............................   $ 53,612
   Administration ....................................     14,913
   Distribution - Class A Shares .....................        424
   Distribution - Class C Shares (a) .................          6
   Service - Class A Shares ..........................        184
   Service - Class C Shares (a) ......................          2
   Accounting fees ...................................     14,118
   Custodian .........................................      1,610
   Transfer agent ....................................     10,231
   Trustee ...........................................      1,141
   Other .............................................     32,203
                                                         --------
TOTAL EXPENSES BEFORE FEE REDUCTIONS .................                  128,444
   Expenses reduced and reimbursed by
      the Investment Adviser .........................                  (43,137)
   Expenses reduced by the Distributor ...............                      (97)
   Expenses reduced by the Administator ..............                   (5,680)
                                                                    -----------
NET EXPENSES .........................................                   79,530
                                                                    -----------
NET INVESTMENT INCOME ................................                  236,482
                                                                    -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions ......                  930,315
Change in unrealized appreciation/depreciation
   from investments ..................................                 (349,673)
                                                                    -----------
Net realized/unrealized gains from investments .......                  580,642
                                                                    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .......              $   817,124
                                                                    ===========

----------
(a)  Class C Shares commenced operations on March 15, 2006.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2015 FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                      ENDED APRIL    YEAR ENDED
                                                       30, 2006     OCTOBER 31,
                                                      (UNAUDITED)      2005
                                                     ------------   -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .........................    $   236,482   $   420,409
   Net realized gains from investment
      transactions ...............................        930,315       919,897
   Change in unrealized appreciation/depreciation
      from investments ...........................       (349,673)     (576,635)
                                                      -----------   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ...        817,124       763,671
                                                      -----------   -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES:
   From net investment income ....................       (133,011)     (408,845)
   From net realized gains on investments ........       (413,529)           --
DISTRIBUTIONS TO CLASS A SHARES:
   From net investment income ....................           (922)       (2,334)
   From net realized gains on investments ........         (3,469)           --
                                                      -----------   -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER
   DISTRIBUTIONS .................................       (550,931)     (411,179)
                                                      -----------   -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ...     (2,957,509)   (1,940,029)
                                                      -----------   -----------
CHANGE IN NET ASSETS .............................     (2,691,316)   (1,587,537)

NET ASSETS:
   Beginning of period ...........................     17,300,722    18,888,259
                                                      -----------   -----------
   End of period .................................    $14,609,406   $17,300,722
                                                      ===========   ===========
Undistributed net investment income ..............    $   131,300   $    28,751
                                                      ===========   ===========
CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Proceeds from shares issued ...................    $ 1,638,910   $ 3,209,360
   Proceeds from dividends reinvested ............        546,539       408,845
   Cost of shares redeemed .......................     (5,156,521)   (5,574,647)
                                                      -----------   -----------
Institutional Class Shares capital transactions ..     (2,971,072)   (1,956,442)
                                                      -----------   -----------
CLASS A SHARES:
   Proceeds from shares issued ...................          8,767        19,579
   Proceeds from dividends reinvested ............          4,391         2,334
   Cost of shares redeemed .......................         (6,262)       (5,500)
                                                      -----------   -----------
Class A Shares capital transactions ..............          6,896        16,413
                                                      -----------   -----------
CLASS C SHARES (a):
   Proceeds from shares issued ...................         20,000            --
   Proceeds from dividends reinvested ............             --            --
   Cost of shares redeemed .......................        (13,333)           --
                                                      -----------   -----------
Class C Shares capital transactions ..............          6,667            --
                                                      -----------   -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS ...    $(2,957,509)  $(1,940,029)
                                                      ===========   ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Issued ........................................        154,885       305,625
   Reinvested ....................................         52,451        39,103
   Redeemed ......................................       (487,796)     (532,968)
                                                      -----------   -----------
Change in Institutional Class Shares .............       (280,460)     (188,240)
                                                      -----------   -----------
CLASS A SHARES:
   Issued ........................................            830         1,883
   Reinvested ....................................            423           224
   Redeemed ......................................           (596)         (524)
                                                      -----------   -----------
Change in Class A Shares .........................            657         1,583
                                                      -----------   -----------
CLASS C SHARES (a):
   Issued ........................................          1,894            --
   Reinvested ....................................             --            --
   Redeemed ......................................         (1,263)           --
                                                      -----------   -----------
Change in Class C Shares .........................            631            --
                                                      -----------   -----------

----------
(a)  Class C Shares commenced operations on March 15, 2006.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2015 FUND

FINANCIAL HIGHLIGHTS, INSTITUTIONAL CLASS SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                         SIX MONTHS
                                        ENDED APRIL   YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED    YEAR ENDED
                                          30, 2006   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  FEBRUARY 28,  FEBRUARY 28,
                                        (UNAUDITED)      2005         2004         2003       2002 (a)        2002          2001
                                        -----------  -----------  -----------  -----------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
   PERIOD ............................  $ 10.45      $ 10.25      $  9.82      $  8.96       $  9.77       $ 10.14       $ 10.37
INVESTMENT ACTIVITIES
   Net investment income .............     0.16         0.25         0.22         0.21          0.10          0.21          0.28
   Net realized and unrealized gains
      (losses) on investments ........     0.33         0.19         0.43         0.88         (0.83)        (0.37)        (0.14)
                                        -------      -------      -------      -------       -------       -------       -------
      Total from Investment
         Activities ..................     0.49         0.44         0.65         1.09         (0.73)        (0.16)         0.14
                                        -------      -------      -------      -------       -------       -------       -------
DISTRIBUTIONS
   Net investment income .............    (0.08)       (0.24)       (0.22)       (0.23)        (0.08)        (0.21)        (0.28)
   Net realized gains on investment
      transactions ...................    (0.25)          --           --           --            --            --         (0.09)
                                        -------      -------      -------      -------       -------       -------       -------
      Total Distributions ............    (0.33)       (0.24)       (0.22)       (0.23)        (0.08)        (0.21)        (0.37)
                                        -------      -------      -------      -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD .......  $ 10.61      $ 10.45      $ 10.25      $  9.82       $  8.96       $  9.77       $ 10.14
                                        =======      =======      =======      =======       =======       =======       =======
TOTAL RETURN (b) .....................     4.77%        4.31%        6.66%       12.43%        (7.52%)       (1.60%)        1.39%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period
      (000's) ........................  $14,452      $17,159      $18,765      $17,899       $14,531       $16,503       $14,505
   Ratio of expenses to average net
      assets (c) .....................     0.98%(d)     1.00%(d)     0.94%(d)     1.00%(d)      1.27%(e)      1.33%(e)      1.44%(e)
   Ratio of net investment income to
      average net assets (c) .........     2.95%        2.35%        2.12%        2.23%         1.60%(e)      2.14%(e)      2.60%(e)
   Ratio of expenses to average net
      assets (c) (f) .................     1.59%(d)     1.86%(d)     1.71%(d)     1.82%(d)      1.60%(e)      1.58%(e)      1.76%(e)
   Portfolio turnover (b) (g) ........       91%          30%          34%          48%           61%(h)        86%(h)        54%(h)

----------
(a)  The Fund changed its fiscal year end from February 28 to October 31.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) These ratios include income and expenses charged from the corresponding Master Portfolio.

(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)  Portfolio turnover rate represents that of the corresponding Master
     Portfolio.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2015 FUND

FINANCIAL HIGHLIGHTS, CLASS A SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                        SIX MONTHS
                                                        ENDED APRIL    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                          30, 2006    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                        (UNAUDITED)       2005          2004        2003 (a)
                                                        -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD ................     $10.41        $10.22        $ 9.79        $ 8.96
                                                          ------        ------        ------        ------
INVESTMENT ACTIVITIES
   Net investment income ............................       0.13          0.19          0.15          0.25
   Net realized and unrealized gains on
      investments ...................................       0.34          0.18          0.45          0.79
                                                          ------        ------        ------        ------
   Total from Investment Activities .................       0.47          0.37          0.60          1.04
                                                          ------        ------        ------        ------
DISTRIBUTIONS
   Net investment income ............................      (0.07)        (0.18)        (0.17)        (0.21)
   Net realized gains on investment transactions ....      (0.25)           --            --            --
                                                          ------        ------        ------        ------
   Total Distributions ..............................      (0.32)        (0.18)        (0.17)        (0.21)
                                                          ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ......................     $10.56        $10.41        $10.22        $ 9.79
                                                          ======        ======        ======        ======
TOTAL RETURN (EXCLUDES SALES CHARGE) (b) ............       4.55%         3.64%         6.16%        11.84%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) ..............     $  151        $  142        $  123        $   78
   Ratio of expenses to average net assets (c) (d) ..       1.51%         1.55%         1.49%         1.55%
   Ratio of net investment income to  average net
      assets (c) ....................................       2.41%         1.79%         1.56%         1.27%
   Ratio of expenses to average net
      assets (c) (d) (e) ............................       2.11%         2.37%         2.22%         2.24%
   Portfolio turnover (b) (f) .......................         91%           30%           34%           48%

----------
(a)  Class A Shares commenced operations on November 1, 2002.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2015 FUND

FINANCIAL HIGHLIGHTS, CLASS C SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                       PERIOD
                                                                       ENDED
                                                                     APRIL 30,
                                                                      2006 (a)
                                                                    (UNAUDITED)
                                                                    -----------
NET ASSET VALUE, BEGINNING OF PERIOD ............................     $10.56

INVESTMENT ACTIVITIES
   Net investment income ........................................       0.03
   Net realized and unrealized gains (losses) on investments ....      (0.04)
                                                                      ------
      Total from Investment Activities ..........................      (0.01)
                                                                      ------
NET ASSET VALUE, END OF PERIOD ..................................     $10.55
                                                                      ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE) (b) ...................      (0.09%)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) ..........................     $    7
   Ratio of expenses to average net assets (c) ..................       1.95%
   Ratio of net investment income to average net assets (c) .....       2.15%
   Ratio of expenses to average net assets (c) (d) ..............       2.33%
   Portfolio turnover (b) (e) ...................................         91%

----------
(a)  Class C Shares commenced operations on March 15, 2006.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS (40.6%)

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
CONSUMER DISCRETIONARY (3.4%)
Activision, Inc. .......................................       554        7,861
Actuant Corp. Class A ..................................       132        8,441
Altria Group, Inc. .....................................       611       44,701
Anheuser-Busch Cos., Inc. (a) ..........................       295       13,151
Archer-Daniels-Midland Co. (a) .........................       276       10,030
ArvinMeritor, Inc. .....................................       437        7,267
Avon Products, Inc. (a) ................................       247        8,055
Beazer Homes USA, Inc. (a) .............................       190       10,950
Black & Decker Corp. (a) ...............................       168       15,726
Brown-Forman Corp. Class B (a) .........................       124        9,238
Brunswick Corp. (a) ....................................       205        8,040
Bunge Ltd. .............................................       234       12,484
Callaway Golf Co. (a) ..................................       409        6,536
Carolina Group .........................................       355       18,190
Centex Corp. (a) .......................................       271       15,068
Champion Enterprises, Inc. .............................       457        6,974
Church & Dwight Co. (a) ................................       308       11,294
Cintas Corp. (a) .......................................       275       11,545
Clorox Co. (a) .........................................       100        6,418
Coach, Inc. ............................................       206        6,802
Coca-Cola Co. (a) ......................................       760       31,890
Colgate-Palmolive Co. (a) ..............................       279       16,494
Cooper Tire & Rubber Co. (a) ...........................       514        6,528
Corn Products International, Inc. ......................       394       11,032
Del Monte Foods Co. ....................................       568        6,623
Eastman Kodak Co. (a) ..................................       606       16,338
Electronic Arts, Inc. ..................................       163        9,258
Energizer Holdings, Inc. ...............................       144        7,366
Estee Lauder Cos., Inc. ................................       274       10,171
Flowers Foods, Inc. ....................................       273        7,669
Ford Motor Co. .........................................       811        5,636
Furniture Brands International, Inc. (a) ...............       319        7,337
Garmin Ltd .............................................       118       10,190
General Mills, Inc. (a) ................................       164        8,092
Gentex Corp. ...........................................       444        6,509
Genuine Parts Co. (a) ..................................       370       16,151
Goodyear Tire & Rubber Co. (a) .........................       581        8,134
H.J. Heinz Co. (a) .....................................       196        8,136
Hain Celestial Group, Inc. .............................       299        8,043
Harley-Davidson, Inc. (a) ..............................       148        7,524
Harman International Industries, Inc. (a)............ ..       125       10,999
Hasbro, Inc. (a) .......................................       340        6,701
Hershey Co. (a) ........................................       114        6,081
HNI Corp. ..............................................       122        6,451
Hormel Foods Corp. (a) .................................       212        7,115
Johnson Controls, Inc. (a) .............................        88        7,176
Jones Apparel Group, Inc. ..............................       258        8,862
KB Home ................................................       162        9,974
Kellwood Co. (a) .......................................       220        7,049
Kimberly-Clark Corp. (a) ...............................       215       12,584
La-Z-Boy, Inc. (a) .....................................       416        6,373
Leggett & Platt, Inc. (a) ..............................       404       10,718
Lennar Corp. Class A ...................................       260       14,282
Liberty Global, Inc. Series C ..........................       484        9,665
Liz Claiborne, Inc. (a) ................................       230        8,982
Martek Biosciences Corp. ...............................       202        5,999
Mattel, Inc. (a) .......................................       854       13,818
McCormick & Co., Inc. (a) ..............................       313       10,902
Modine Manufacturing Co. ...............................       265        7,688
Mohawk Industries, Inc. ................................       110        8,811
Molson Coors Brewing Co. Class B .......................       153       11,301
NBTY, Inc. .............................................        33          747
Newell Rubbermaid, Inc. (a) ............................       582       15,958
Nike, Inc. Class B (a) .................................        98        8,020
Nu Skin Enterprises, Inc. Class A (a) ..................       423        6,988
NutriSystem, Inc. ......................................       166       11,265
NVR, Inc. ..............................................        12        9,060
PepsiCo, Inc. (a) ......................................       589       34,303
Phillips-Van Heusen Corp. (a) ..........................       180        7,236
Polaris Industries, Inc. (a) ...........................       202        9,676
Polo Ralph Lauren Corp. ................................       124        7,529
Procter & Gamble Co. (a) ...............................     1,263       73,518
Ralcorp Holdings, Inc. (a) .............................       184        6,860
Sara Lee Corp. (a) .....................................       364        6,505
SCP Pool Corp. .........................................       257       12,007
Smithfield Foods, Inc. .................................       268        7,209
Snap-On, Inc. (a) ......................................       330       13,695
Standard Pacific Corp. (a) .............................       193        6,120
Stanley Works (a) ......................................       242       12,645
Starwood Hotels & Resorts Worldwide ....................       118        6,771
Steelcase, Inc. Class A ................................       361        6,758
Take-Two Interactive Software, Inc. ....................       443        7,553
THQ, Inc. ..............................................       301        7,715
Timberland Co. (a) .....................................       272        9,262
Tommy Hilfiger Corp. ...................................       578        9,624
Tupperware Brands Corp. (a) ............................       328        6,921
Tyson Foods, Inc. Class A (a) ..........................       500        7,300
Universal Corp. (a) ....................................       205        7,804
UST, Inc. (a) ..........................................       349       15,332
VF Corp. (a) ...........................................       189       11,565
WCI Communities, Inc. ..................................       288        7,381
Weight Watchers International, Inc. ....................       126        6,218
Whirlpool Corp. (a) ....................................        55        4,925
WM. Wrigley Jr. Co. (a) ................................       115        5,413
Wolverine World Wide, Inc. (a) .........................       361        8,967
Yankee Candle Co., Inc. ................................       221        6,661
                                                                     ----------
                                                                      1,024,934
                                                                     ----------
CONSUMER STAPLES (5.2%)
Abercrombie & Fitch Co. ................................       178       10,810
Adesa, Inc. ............................................       261        6,658
Advance Auto Parts, Inc. ...............................       223        8,969
ADVO, Inc. .............................................       198        5,611
Aeropostale, Inc. ......................................       271        8,322
AirTran Holdings, Inc. (a) .............................       538        7,521
Amazon.com, Inc. (a) ...................................       197        6,936
American Greetings Corp. Class A (a) ...................       400        9,008
AmerisourceBergen Corp. ................................       571       24,639
Andrx Group ............................................       458       10,676
Ann Taylor Stores Corp. ................................       354       13,215
aQuantive, Inc. ........................................       369        9,247
ARAMARK Corp. Class B ..................................       252        7,084
Arbitron, Inc. .........................................       194        6,918
AutoNation, Inc. .......................................       412        9,278
AutoZone, Inc. (a) .....................................       114       10,672
Avid Technology, Inc. ..................................       202        7,787
Barnes & Noble, Inc. ...................................       272       12,262
Bed Bath & Beyond, Inc. ................................       197        7,555
Best Buy Co., Inc. .....................................       214       12,125

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
CONSUMER STAPLES, CONTINUED
Big Lots, Inc. .........................................       726       10,491
Bob Evans Farms, Inc. (a) ..............................       222        6,411
Borders Group, Inc. ....................................       460       10,856
Brinker International, Inc. ............................       180        7,049
Cablevision Systems Corp. ..............................       383        7,763
Cardinal Health, Inc. (a) ..............................       145        9,766
Career Education Corp. .................................       200        7,374
CarMax, Inc. ...........................................       212        7,486
Casey's General Stores, Inc. ...........................       295        6,310
Catalina Marketing Corp. ...............................       361        8,548
CBRL Group, Inc. .......................................       227        9,241
CDW Corp. ..............................................       127        7,559
CEC Entertainment, Inc. ................................       215        7,547
Cendant Corp. ..........................................       471        8,210
Charming Shoppes, Inc. (a) .............................       672        9,240
Cheesecake Factory, Inc. ...............................       378       11,930
Chemed Corp. ...........................................       123        6,702
Chico's Fas, Inc. ......................................       364       13,490
Children's Place Retail Stores, Inc. ...................       115        7,105
Christopher & Banks Corp. ..............................       293        7,741
Circuit City Stores, Inc. (a) ..........................       385       11,069
CNET Networks, Inc. ....................................       669        7,212
Comcast Corp. Class A ..................................       447       13,835
Continental Airlines, Inc. Class B .....................       532       13,853
Costco Wholesale Corp. (a) .............................       254       13,825
CVS Corp. (a) ..........................................       436       12,958
DeVry, Inc. (a) ........................................       385        9,956
Dick's Sporting Goods, Inc. ............................       205        8,641
Dillard's, Inc. (a) ....................................       436       11,371
Discovery Holding Co. Class A ..........................       567        8,448
Dollar General Corp. (a) ...............................       847       14,789
Dollar Tree Stores, Inc. ...............................       310        8,082
DreamWorks Animation SKG, Inc. Class A .................       280        7,588
Dress Barn, Inc. .......................................       282        7,132
Dun & Bradstreet Corp. .................................       141       10,860
E.W. Scripps Co. Class A ...............................       166        7,649
eBay, Inc. .............................................       370       12,732
EchoStar Communications Corp. (a) ......................       443       13,689
Education Management Corp. .............................       332       14,097
Entercom Communications Corp. Class A ..................       302        7,994
Family Dollar Stores, Inc. (a) .........................       417       10,425
Fastenal Co. ...........................................       287       13,434
Federated Department Stores, Inc. ......................       121        9,420
Foot Locker, Inc. ......................................       445       10,315
Gannett Co., Inc. (a) ..................................       114        6,270
Gaylord Entertainment Co. ..............................       192        8,496
Getty Images, Inc. .....................................       100        6,401
Guitar Center, Inc. ....................................       126        6,774
H&R Block, Inc. (a) ....................................       632       14,429
Harrah's Entertainment, Inc. ...........................        99        8,082
Home Depot, Inc. (a) ...................................       740       29,548
IHOP Corp. .............................................       127        6,086
International Game Technology (a) ......................       184        6,979
International Speedway Corp. Class A (a) ...............       139        6,837
Interpublic Group of Cos. (a) ..........................       892        8,545
ITT Educational Services, Inc. (a) .....................       222       14,108
J.C. Penney Co., Inc. (a) ..............................       135        8,837
Jack in the Box, Inc. ..................................       177        7,399
John Wiley & Sons, Inc. Class A (a) ....................       202        7,401
Kohl's Corp. (a) .......................................       166        9,269
Lamar Advertising Co. Class A ..........................       173        9,513
Laureate Education, Inc. ...............................       217       10,870
Liberty Media Corp. Series A ...........................     1,444       12,057
Live Nation, Inc. ......................................       388        7,372
Longs Drug Stores Corp. (a) ............................       189        8,960
Lowe's Cos. (a) ........................................       249       15,699
Marriott International, Inc. Class A (a) ...............       102        7,453
Matthews International Corp. Class A ...................       202        7,030
McClatchy Co. Class A ..................................       127        5,740
McDonald's Corp. (a) ...................................       374       12,929
McGraw-Hill Cos. (a) ...................................       202       11,243
McKesson Corp. (a) .....................................       150        7,289
Media General, Inc. Class A (a) ........................       132        5,423
Men's Wearhouse, Inc. ..................................       237        8,399
Meredith Corp. (a) .....................................       196        9,722
Michaels Stores, Inc. ..................................       276       10,441
Navteq Corp. ...........................................       183        7,598
Netflix, Inc. ..........................................       319        9,455
New York Times Co. Class A (a) .........................       309        7,660
News Corp. Class A .....................................       614       10,536
News Corp. Class B .....................................       353        6,435
Nordstrom, Inc. (a) ....................................       473       18,130
O'Reilly Automotive, Inc. ..............................       227        7,691
Office Depot, Inc. .....................................       682       27,676
Omnicare, Inc. (a) .....................................       327       18,544
Omnicom Group, Inc. ....................................        97        8,731
P.F. Chang's China Bistro, Inc. ........................       166        7,073
Pacific Sunwear of California, Inc. ....................       373        8,691
Panera Bread Co. Class A ...............................       144       10,682
Payless Shoesource, Inc. ...............................       428        9,831
Penn National Gaming, Inc. .............................       171        6,963
PETsMART, Inc. .........................................       293        8,104
Pier 1 Imports, Inc. (a) ...............................       637        7,689
Pinnacle Entertainment, Inc. ...........................       289        7,890
Pixar (a) ..............................................       117        7,522
R.H. Donnelley Corp. ...................................       134        7,521
RadioShack Corp. .......................................       382        6,494
Regis Corp. ............................................       215        7,540
Rent-A-Center, Inc. ....................................       600       16,572
Royal Caribbean Cruises Ltd. ...........................       280       11,701
Ruby Tuesday, Inc. (a) .................................       305        9,080
Sabre Holdings Corp. (a) ...............................       278        6,419
Safeway, Inc. (a) ......................................       250        6,283
Saks, Inc. .............................................       792       15,951
Scientific Games Corp. .................................       327       12,455
Sears Holdings Corp. ...................................        53        7,616
Service Corp. International (a) ........................     1,950       15,698
ServiceMaster Co. ......................................       618        7,441
Sirius Satellite Radio, Inc. ...........................     2,442       11,429
Six Flags, Inc. ........................................       595        5,480
Sonic Corp. ............................................       287        9,732
Staples, Inc. ..........................................       394       10,406
Starbucks Corp. ........................................       414       15,430
Station Casinos, Inc. (a) ..............................        99        7,631

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
CONSUMER STAPLES, CONTINUED
Strayer Education, Inc. (a) ............................        71        7,383
Supervalu, Inc. (a) ....................................       286        8,297
Sysco Corp. (a) ........................................       334        9,983
Target Corp. ...........................................       285       15,134
Time Warner, Inc. ......................................     1,438       25,021
Tractor Supply Co. .....................................       171       11,079
Univision Communications, Inc. Class A .................       520       18,559
Urban Outfitters, Inc. .................................       240        5,568
VCA Antech, Inc. .......................................       398       12,374
Viacom, Inc. Class B ...................................       213        8,484
Wal-Mart Stores, Inc. (a) ..............................       917       41,292
Walgreen Co. (a) .......................................       353       14,801
Washington Post Co. Class B (a) ........................        12        9,192
Wendy's International, Inc. ............................       219       13,530
Whole Foods Market, Inc. ...............................       262       16,082
Williams-Sonoma, Inc. ..................................       190        7,955
WM Wrigley Jr. Co. .....................................        29        1,356
Wynn Resorts Ltd. ......................................       140       10,655
XM Satellite Radio Holdings, Inc. Class A ..............       452        9,139
Yum! Brands, Inc. ......................................       152        7,855
Zale Corp. .............................................       416       10,254
                                                                     ----------
                                                                      1,582,860
                                                                     ----------
ENERGY (3.0%)
Anadarko Petroleum Corp. (a) ...........................       103       10,796
Apache Corp. (a) .......................................       151       10,729
Atwood Oceanics, Inc. ..................................       168        8,963
Baker Hughes, Inc. (a) .................................       184       14,873
Cabot Oil & Gas Corp. (a) ..............................       236       11,625
Cheniere Energy, Inc. ..................................       247       10,584
Chesapeake Energy Corp. (a) ............................       713       22,588
Chevron Corp. ..........................................       664       40,516
ConocoPhillips .........................................       644       43,083
Cooper Cameron Corp. ...................................       231       11,605
Core Laboratories N.V. (a) .............................       164       10,045
Denbury Resources, Inc. (a) ............................       555       18,093
Devon Energy Corp. .....................................       205       12,323
Diamond Offshore Drilling, Inc. (a) ....................       124       11,255
Dynegy, Inc. Class A ...................................     1,691        8,404
El Paso Corp. ..........................................     1,394       17,997
Encore Acquisition Co. .................................       226        6,925
ENSCO International, Inc. (a) ..........................       310       16,582
EOG Resources, Inc. ....................................       130        9,130
Exxon Mobil Corp. ......................................     1,836      115,814
Forest Oil Corp. .......................................       330       12,068
Global Industries Ltd. (a) .............................       537        8,522
Grant Prideco, Inc. ....................................       262       13,414
Grey Wolf, Inc. ........................................     1,201        9,368
Halliburton Co. (a) ....................................       182       14,223
Hanover Compressor Co. (a) .............................       576       11,612
Helix Energy Solutions Group, Inc. .....................       347       13,471
Houston Exploration Co. (a) ............................       137        7,661
Hydril .................................................       122        9,780
Lone Star Technologies, Inc. (a) .......................       141        7,474
Marathon Oil Corp. .....................................       168       13,332
Maverick Tube Corp. (a) ................................       206       11,211
Nabors Industries Ltd ..................................       644       24,040
Noble Corp. ............................................       270       21,314
Noble Energy, Inc. .....................................       369       16,598
Occidental Petroleum Corp. (a) .........................       126       12,945
Oceaneering International, Inc. ........................       122        7,446
OGE Energy Corp. (a) ...................................       566       17,071
Parker Drilling Co. (a) ................................       669        5,620
Patterson-UTI Energy, Inc. .............................       353       11,423
Pogo Producing Co. .....................................       155        7,702
Pride International, Inc. ..............................       322       11,235
Range Resources Corp. (a) ..............................       400       10,612
Rowan Cos., Inc. (a) ...................................       223        9,886
Schlumberger Ltd. (a) ..................................       520       35,952
SEACOR Holding, Inc. (a) ...............................        94        8,314
Smith International, Inc. ..............................       433       18,286
Southwestern Energy Co. (a) ............................       341       12,283
St. Mary Land & Exploration Co. ........................       280       11,805
Stone Energy Corp. (a) .................................       202        9,514
Tesoro Corp. (a) .......................................       142        9,929
Tetra Technologies, Inc. (a) ...........................       215       10,578
TODCO ..................................................       295       13,532
Transocean, Inc. (a) ...................................       178       14,430
Unit Corp. (a) .........................................       187       10,799
Valero Energy Corp. (a) ................................       281       18,192
Veritas DGC, Inc. (a) ..................................       205        9,824
Weatherford International, Inc. ........................       135        7,146
Western Gas Resources, Inc. (a) ........................       177        9,204
Williams Cos. (a) ......................................       321        7,040
XTO Energy, Inc. .......................................       187        7,919
                                                                     ----------
                                                                        914,705
                                                                     ----------
FINANCIALS (8.9%)
A.G. Edwards, Inc. (a) .................................       162        8,560
ACE Ltd. ...............................................       146        8,109
Affiliated Managers Group, Inc. ........................       163       16,512
AFLAC, Inc. (a) ........................................       271       12,883
Alexandria Real Estate Equities, Inc. ..................       109        9,875
Allstate Corp. (a) .....................................       178       10,055
AMB Property Corp. .....................................       181        9,048
AMBAC Financial Group, Inc. (a) ........................       222       18,284
American Express Co. (a) ...............................       391       21,040
American Financial Group, Inc. .........................       251       11,114
American Home Mortgage Investment Corp. REIT ...........       284        9,860
American International Group, Inc. (a) .................       672       43,848
AmeriCredit Corp. ......................................       295        8,933
AmerUs Group Co. Class A ...............................       244       14,311
AmSouth Bancorp (a) ....................................       735       21,271
Annaly Mortgage Management, Inc. .......................       764       10,291
Aon Corp. (a) ..........................................       558       23,386
Archstone-Smith Trust ..................................       448       21,898
Arden Realty Group, Inc. ...............................       420       19,043
Arthur J. Gallagher & Co. (a) ..........................       264        7,244
Associated Banc-Corp. ..................................       270        9,131
Assurant, Inc. .........................................       247       11,898
Astoria Financial Corp. ................................       215        6,734
Avalonbay Communities, Inc. ............................       148       15,940
Axis Capital Holdings Ltd. .............................       257        7,664
BancorpSouth, Inc. (a) .................................       453       11,610
Bank of America Corp. (a) ..............................     1,548       77,275
Bank of Hawaii Corp. ...................................       260       14,121
Bank of New York Co. (a) ...............................       357       12,549
BB&T Corp. (a) .........................................       250       10,735

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
FINANCIALS, CONTINUED
Bear Stearns Cos. (a) ..................................        50        7,126
Boston Properties, Inc. ................................       238       21,008
Brandywine Realty Trust ................................       550       15,571
Brown & Brown, Inc. ....................................       229        7,152
Capital One Financial Corp. (a) ........................       138       11,956
CapitalSource, Inc. ....................................       300        7,050
CarrAmerica Realty Corp. ...............................       365       16,337
Cathay General Bancorp .................................       210        8,035
CB Richard Ellis Group, Inc. Class A ...................       124       10,898
CBL & Associates Properties, Inc. ......................       292       11,677
Charles Schwab Corp. (a) ...............................       701       12,548
Chittenden Corp. .......................................       290        7,992
Chubb Corp. (a) ........................................       184        9,483
Cincinnati Financial Corp. (a) .........................       326       13,901
CIT Group, Inc. ........................................       323       17,445
Citigroup, Inc. (a) ....................................     1,633       81,567
Citizens Banking Corp. .................................       328        8,577
Colonial Bancgroup, Inc. (a) ...........................       326        8,453
Colonial Properties Trust ..............................       282       13,886
Commerce Bancshares, Inc. ..............................       144        7,524
Compass Bancshares, Inc. ...............................       260       14,290
Conseco, Inc. ..........................................       319        8,055
Countrywide Financial Corp. (a) ........................       274       11,141
Cousins Properties, Inc. ...............................       254        7,988
Cullen/Frost Bankers, Inc. (a) .........................       252       14,586
Delphi Financial Group, Inc. Class A (a) ...............       131        6,863
Doral Financial Corp. ..................................       747        5,909
Duke Realty Corp. ......................................       302       10,691
E*TRADE Financial Corp. ................................       754       18,760
East West Bancorp, Inc. ................................       258       10,235
Eaton Vance Corp. (a) ..................................       368       10,477
Equity Inns, Inc. ......................................       423        6,853
Equity Lifestyle Properties, Inc. ......................       132        5,807
Equity Office Properties Trust .........................       228        7,364
Essex Property Trust, Inc. .............................       102       11,128
Everest Re Group Ltd. ..................................       130       11,830
F.N.B. Corp. ...........................................       415        6,964
Fannie Mae (a) .........................................       286       14,472
Federal Realty Investment Trust ........................       107        7,301
Federated Investors, Inc. ..............................       203        7,125
Felcor Lodging Trust, Inc. .............................       375        8,119
Fidelity National Financial, Inc. (a) ..................       339       14,231
Fifth Third Bancorp (a) ................................       216        8,731
First American Corp. (a) ...............................       176        7,498
First Bancorp (Puerto Rico) (a) ........................       601        6,371
First Horizon National Corp. ...........................       261       11,072
First Midwest Bancorp (a) ..............................       292       10,521
First Niagara Financial Group, Inc. ....................       744       10,416
FirstFed Financial Corp. (a) ...........................       103        6,478
FirstMerit Corp. (a) ...................................       492       12,098
Forest City Enterprises, Inc. Class A ..................       158        7,132
Franklin Resources, Inc. (a) ...........................        76        7,077
Freddie Mac (a) ........................................       203       12,395
Fulton Financial Corp. .................................       989       16,269
Genworth Financial, Inc. Class A .......................       808       26,826
Goldman Sachs Group, Inc. ..............................       105       16,830
Greater Bay Bancorp (a) ................................       323        8,921
Hartford Financial Services Group, Inc. (a) ............       138       12,686
Health Care Property Investors, Inc. ...................       287        7,870
Health Care REIT, Inc. .................................       363       12,632
Healthcare Realty Trust, Inc. ..........................       296       11,210
Highwoods Properties, Inc. .............................       338       10,661
Hilb Rogal & Hobbs Co. (a) .............................       225        9,198
Home Properties, Inc. ..................................       198        9,904
Horace Mann Educators Corp. ............................       343        5,972
Hospitality Properties Trust ...........................       141        6,077
Host Marriott Corp. ....................................        72        1,513
HRPT Properties Trust ..................................     1,321       14,505
Hudson City Bancorp, Inc. ..............................     1,701       22,810
Hugoton Royalty Trust ..................................        11          308
Huntington Bancshares, Inc. (a) ........................       457       11,037
Independence Community Bank Corp. ......................       166        6,972
IndyMac Bancorp, Inc. ..................................       501       24,208
Investment Technology Group, Inc. (a) ..................        84        4,451
Investors Financial Services Corp. (a) .................       178        8,519
iStar Financial, Inc. ..................................       235        8,991
Janus Capital Group, Inc. ..............................       480        9,341
Jefferies Group, Inc. (a) ..............................       239       15,882
Jones Lang LaSalle, Inc. ...............................       141       11,951
JPMorgan Chase & Co. ...................................     1,037       47,058
KeyCorp (a) ............................................       187        7,147
Kilroy Realty Corp. ....................................       182       12,980
Kimco Realty Corp. .....................................       451       16,746
Knight Capital Group, Inc. Class A .....................       676       11,330
LaBranche & Co., Inc. ..................................       452        6,387
LaSalle Hotel Properties ...............................       248       10,845
Lazard Ltd. ............................................       236       10,478
Legg Mason, Inc. (a) ...................................        59        6,990
Lehman Brothers Holdings, Inc. (a) .....................        77       11,639
Lexington Corporate Properties Trust ...................       415        8,947
Liberty Property Trust .................................       187        8,359
Lincoln National Corp. (a) .............................       366       21,257
Loews Corp. (a) ........................................        70        7,431
Macerich Co. ...........................................       140       10,251
Mack-Cali Realty Corp. .................................       387       17,500
Markel Corp. ...........................................        25        8,731
Marsh & McLennan Cos. (a) ..............................       241        7,391
Marshall & Ilsley Corp. (a) ............................       406       18,562
MBIA, Inc. (a) .........................................       286       17,054
Mellon Financial Corp. (a) .............................       192        7,225
Mercantile Bankshares Corp. (a) ........................       260        9,771
MeriStar Hospitality Corp. .............................       700        7,308
Merrill Lynch & Co., Inc. (a) ..........................       309       23,564
MetLife, Inc. ..........................................       189        9,847
MGIC Investment Corp. (a) ..............................       202       14,281
Moody's Corp. ..........................................       135        8,371
Morgan Stanley (a) .....................................       283       18,197
Nasdaq Stock Market, Inc. (a) ..........................       355       13,284
National City Corp. (a) ................................       258        9,520
National Financial Partners Corp. ......................       205       10,660
Nationwide Financial Services, Inc. Class A (a) ........       361       15,841
Nationwide Health Properties, Inc. .....................       425        9,146
New Century Financial Corp. ............................       311       15,929
New Plan Excel Realty Trust, Inc. ......................       297        7,321
New York Community Bancorp, Inc. .......................       509        8,760
North Fork Bancorp .....................................       249        7,502

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
FINANCIALS, CONTINUED
NovaStar Financial, Inc. ...............................       236        8,732
Ohio Casualty Corp. ....................................       400       11,860
Old National Bancorp ...................................       435        8,978
Old Republic International Corp. (a) ...................       453       10,079
Pacific Capital Bancorp ................................       272        9,123
Pan Pacific Retail Properties, Inc. ....................       197       13,128
Park National Corp. ....................................        73        7,322
PartnerRe Ltd. .........................................       115        7,193
Pennsylvania Real Estate Investment Trust ..............       212        8,599
Philadelphia Consolidated Holding Co. (a) ..............       323       10,701
Phoenix Cos., Inc. .....................................       566        8,598
Platinum Underwriters Holdings Ltd .....................       331        9,126
Plum Creek Timber Co., Inc. REIT .......................       389       14,121
PMI Group, Inc. ........................................       198        9,138
PNC Financial Services Group, Inc. (a) .................       134        9,577
Popular, Inc. ..........................................       518       10,712
Post Properties, Inc. ..................................       257       11,228
Potlatch Corp. REIT ....................................       178        6,931
Principal Financial Group, Inc. ........................       129        6,619
ProAssurance Corp. .....................................       180        9,068
Progressive Corp. (a) ..................................        93       10,093
Protective Life Corp. (a) ..............................       136        6,854
Provident Bankshares Corp. .............................       208        7,230
Provident Financial Services, Inc. .....................       433        7,902
Prudential Financial, Inc. .............................       140       10,938
Public Storage, Inc. ...................................       180       13,838
Radian Group, Inc. (a) .................................       182       11,415
Realty Income Corp. ....................................       527       11,947
Reckson Associates Realty Corp. ........................       507       20,625
Redwood Trust, Inc. (a) ................................       187        7,942
Regions Financial Corp. ................................       213        7,777
RenaissanceRe Holdings Ltd. ............................       150        6,308
Republic Bancorp, Inc. (a) .............................       609        6,985
Safeco Corp. (a) .......................................       261       13,546
SEI Investments Co. (a) ................................       183        7,858
Selective Insurance Group, Inc. (a) ....................       135        7,514
Shurgard Storage Centers, Inc. .........................       295       18,579
Simon Property Group, Inc. .............................       119        9,744
Sky Financial Group, Inc. ..............................       309        7,988
SL Green Realty Corp. ..................................        66        6,534
SLM Corp. ..............................................       225       11,898
South Financial Group, Inc. ............................       469       12,724
Sovereign Bancorp, Inc. ................................       793       17,581
St. Joe Co. ............................................       144        8,087
St. Paul Travelers Cos., Inc. (a) ......................       319       14,046
StanCorp Financial Group, Inc. (a) .....................       276       13,618
Sterling Bancshares, Inc. ..............................       360        5,962
SunTrust Banks, Inc. (a) ...............................       166       12,837
Susquehanna Bancshares, Inc. ...........................       292        6,970
SVB Financial Group ....................................       172        8,732
Synovus Financial Corp. (a) ............................       546       15,288
T. Rowe Price Group, Inc. ..............................       264       22,226
Taubman Centers, Inc. ..................................       247       10,162
TCF Financial Corp. ....................................       272        7,306
TD Ameritrade Holding Corp. ............................       557       10,338
TD Banknorth, Inc. .....................................       249        7,393
Thornburg Mortgage, Inc. ...............................       633       18,300
Torchmark Corp. (a) ....................................       219       13,164
Trizec Properties, Inc. ................................       263        6,580
Trustco Bank Corp. .....................................       596        6,896
Trustmark Corp. ........................................       310        9,737
U.S. Bancorp ...........................................       536       16,852
UnionBanCal Corp. ......................................       118        8,271
United Bankshares, Inc. ................................       259        9,448
United Dominion Realty Trust, Inc. .....................       290        7,885
Unitrin, Inc. ..........................................       127        6,204
UnumProvident Corp. (a) ................................       629       12,775
Valley National Bancorp ................................       316        8,229
Ventas, Inc. ...........................................       217        7,089
W Holding Co., Inc. ....................................       834        6,247
Wachovia Corp. .........................................       521       31,182
Washington Federal, Inc. ...............................       545       13,036
Washington Mutual, Inc. (a) ............................       290       13,067
Washington Real Estate Investment Trust ................       263        9,802
Weingarten Realty Investors ............................       236        9,301
Wells Fargo & Co. (a) ..................................       493       33,864
Westamerica Bancorp ....................................       154        7,876
White Mountains Insurance Group Ltd. ...................        16        8,344
Whitney Holding Corp. (a) ..............................       505       17,958
Willis Group Holdings Ltd. .............................       343       12,056
Wilmington Trust Corp. (a) .............................       192        8,506
Wintrust Financial Corp. ...............................       148        7,659
XL Capital Ltd. Class A ................................        98        6,457
                                                                      2,754,943

HEALTH CARE (4.4%)
Abbott Laboratories (a) ................................       443       18,934
Advanced Medical Optics, Inc. ..........................       316       14,726
Aetna, Inc. ............................................       308       11,858
Alexion Pharmaceuticals, Inc. ..........................       193        6,560
Allergan, Inc. (a) .....................................       155       15,922
American Medical Systems Holdings, Inc. ................       310        6,885
Amgen, Inc. ............................................       551       37,303
Amylin Pharmaceuticals, Inc. ...........................       204        8,884
Applied Biosystems Group-Applera Corp. .................       427       12,315
Arthrocare Corp. .......................................       153        6,935
Barr Pharmaceuticals, Inc. .............................       189       11,444
Bausch & Lomb, Inc. (a) ................................       108        5,287
Beckman Coulter, Inc. (a) ..............................       126        6,471
Becton Dickinson & Co. (a) .............................       126        7,943
Bio-Rad Laboratories, Inc. Class A .....................       113        7,391
Biogen Idec, Inc. ......................................       182        8,163
Boston Scientific Corp. ................................       617       14,332
Bristol-Myers Squibb Co. (a) ...........................       577       14,644
C.R. Bard, Inc. (a) ....................................       214       15,934
Caremark Rx, Inc. ......................................       242       11,023
Celera Genomics Group-Applera Corp. ....................       586        7,026
Celgene Corp. ..........................................       692       29,175
Centene Corp. ..........................................       263        6,756
Cephalon, Inc. .........................................       116        7,617
Charles River Laboratories International, Inc. .........       147        6,946
CIGNA Corp. (a) ........................................        61        6,527
Community Health Systems, Inc. .........................       178        6,451

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
HEALTH CARE, CONTINUED
Cooper Cos. (a) ........................................       122        6,688
Covance, Inc. ..........................................       128        7,469
Coventry Health Care, Inc. .............................       330       16,391
Cubist Pharmaceuticals, Inc. ...........................       335        7,594
CV Therapeutics, Inc. ..................................       273        5,419
Cytyc Corp. ............................................       232        5,997
Dade Behring Holdings, Inc. ............................       182        7,098
DaVita, Inc. ...........................................       204       11,477
Delta & Pine Land Co. (a) ..............................       290        8,578
Dentsply International, Inc. (a) .......................       142        8,473
Diagnostic Products Corp. (a) ..........................       143        8,294
Edwards Lifesciences Corp. .............................       289       12,843
Endo Pharmaceuticals Holdings, Inc. ....................       223        7,013
Fisher Scientific International, Inc. ..................       250       17,638
Forest Laboratories, Inc. ..............................       189        7,632
Gen-Probe, Inc. ........................................       241       12,886
Genentech, Inc. ........................................       164       13,072
Genzyme Corp. ..........................................       139        8,501
Gilead Sciences, Inc. ..................................       247       14,203
Haemonetics Corp. (a) ..................................       122        6,649
Health Management Associates, Inc. Class A .............       488       10,106
Health Net, Inc. .......................................       314       12,780
Healthways, Inc. .......................................       165        8,095
Henry Schein, Inc. (a) .................................       177        8,252
Hillenbrand Industries, Inc. (a) .......................       123        6,317
Hologic, Inc. ..........................................       167        7,961
Hospira, Inc. ..........................................       441       17,001
Humana, Inc. (a) .......................................       328       14,819
IDEXX Laboratories, Inc. (a) ...........................       163       13,563
ImClone Systems, Inc. (a) ..............................       185        6,679
Immucor, Inc. (a) ......................................       218        6,333
Intuitive Surgical, Inc. ...............................       100       12,700
Invitrogen Corp. .......................................       108        7,129
Johnson & Johnson (a) ..................................     1,394       81,702
King Pharmaceuticals, Inc. .............................       512        8,904
Kyphon, Inc. ...........................................       176        7,313
Laboratory Corp. of America Holdings ...................       271       15,474
LifePoint Hospitals, Inc. ..............................       249        7,893
Lincare Holdings, Inc. .................................       205        8,104
Manor Care, Inc. (a) ...................................       216        9,472
Medco Health Solutions, Inc. ...........................       166        8,836
Medicines Co. ..........................................       293        5,631
Medicis Pharmaceutical Corp. ...........................       264        8,680
Medimmune, Inc. ........................................       507       15,955
Medtronic, Inc. (a) ....................................       430       21,552
Mentor Corp. ...........................................       187        8,103
Merck & Co., Inc. (a) ..................................       650       22,373
MGI Pharma, Inc. .......................................       377        7,042
Millennium Pharmaceuticals, Inc. .......................       649        5,893
Millipore Corp. (a) ....................................       101        7,452
Mylan Laboratories, Inc. (a) ...........................       461       10,068
Myriad Genetics, Inc. ..................................       237        6,074
Nektar Therapeutics ....................................       413        8,884
Neurocrine Biosciences, Inc. ...........................       177       10,153
Onyx Pharmaceuticals, Inc. .............................       254        5,931
Owens & Minor, Inc. (a) ................................       248        7,904
Patterson Cos., Inc. ...................................       237        7,721
PDL BioPharma, Inc. ....................................       548       15,771
Pediatrix Medical Group, Inc. (a) ......................       230       11,643
Perrigo Co. ............................................       559        8,922
Pfizer, Inc. (a) .......................................     2,593       65,681
Pharmaceutical Product Development, Inc. ...............       281       10,079
PolyMedica Corp. .......................................       153        6,320
Quest Diagnostics, Inc. (a) ............................       318       17,722
ResMed, Inc. ...........................................       342       14,757
Respironics, Inc. (a) ..................................       197        7,214
Sepracor, Inc. .........................................       214        9,553
Sierra Health Services, Inc. (a) .......................       252        9,881
St. Jude Medical, Inc. (a) .............................       197        7,778
Stryker Corp. (a) ......................................       150        6,563
Sunrise Senior Living, Inc. ............................       180        6,696
Sybron Dental Specialties, Inc. ........................       196        9,220
Techne Corp. ...........................................       177       10,029
Telik, Inc. ............................................       326        5,995
Tenet Healthcare Corp. (a) .............................       990        8,237
Triad Hospitals, Inc. ..................................       174        7,169
United Surgical Partners International, Inc. ...........       210        6,932
United Therapeutics Corp. ..............................       110        6,551
UnitedHealth Group, Inc. ...............................       608       30,242
Universal Health Services, Inc. Class B ................       143        7,263
Varian Medical Systems, Inc. (a) .......................       267       13,985
Varian, Inc. ...........................................       156        6,750
Ventana Medical Systems, Inc. ..........................       202        9,837
Vertex Pharmaceuticals, Inc. ...........................       296       10,766
Waters Corp. ...........................................       226       10,242
Watson Pharmaceuticals, Inc. ...........................       220        6,257
WellPoint, Inc. ........................................       233       16,543
Wyeth ..................................................       393       19,127
Zimmer Holdings, Inc. ..................................       133        8,366
                                                                     ----------
                                                                      1,338,307
                                                                     ----------
INDUSTRIALS (6.2%)
Accenture Ltd. Class A .................................       300        8,721
Aeroflex, Inc. (a) .....................................       469        5,914
AGCO Corp. .............................................       568       13,445
Agilent Technologies, Inc. .............................       284       10,911
Albany International Corp. Class A (a) .................       180        7,038
Alexander & Baldwin, Inc. (a) ..........................       212       10,572
Alliance Data Systems Corp. ............................       142        7,810
Alliant Techsystems, Inc. ..............................       183       14,638
Allied Waste Industries, Inc. (a) ......................       606        8,581
American Standard Cos., Inc. ...........................       358       15,584
Ametek, Inc. (a) .......................................       336       16,555
Amphenol, Inc. .........................................       179       10,346
Anixter International, Inc. (a) ........................       160        8,134
Aptargroup, Inc. .......................................       158        8,281
Armor Holdings, Inc. ...................................       157        9,588
Arrow Electronics, Inc. ................................       250        9,050
Automatic Data Processing, Inc. (a) ....................       310       13,665
Avnet, Inc. (a) ........................................       289        7,557
Ball Corp. (a) .........................................       208        8,316
Banta Corp. (a) ........................................       151        7,638
Belden CDT, Inc. .......................................       295        9,234
Bemis Co., Inc. (a) ....................................       223        7,016
Benchmark Electronics, Inc. ............................       282        7,699
Boeing Co. (a) .........................................       478       39,888
Brink's Co. ............................................       285       14,478

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
INDUSTRIALS, CONTINUED
C.H. Robinson Worldwide, Inc. ..........................       348       15,434
Carlisle Cos. (a) ......................................       151       12,760
Ceradyne, Inc. .........................................       155        8,215
Ceridian Corp. .........................................       314        7,608
CheckFree Corp. ........................................       154        8,296
Checkpoint Systems, Inc. (a) ...........................       236        6,219
Choicepoint, Inc. ......................................       181        7,969
Clarcor, Inc. (a) ......................................       250        8,750
Cognex Corp. ...........................................       271        7,222
Commscope, Inc. ........................................       340       11,237
Convergys Corp. ........................................       403        7,846
Corporate Executive Board Co. ..........................        84        8,999
Corrections Corp. of America ...........................       190        8,527
Crane Co. (a) ..........................................       323       13,647
Crown Holdings, Inc. ...................................     1,050       16,832
Cummins, Inc. (a) ......................................       109       11,391
Curtiss-Wright Corp. (a) ...............................       210        6,959
Danaher Corp. (a) ......................................       138        8,847
Deere & Co. (a) ........................................       111        9,744
Dionex Corp. ...........................................       126        7,575
Donaldson Co., Inc. (a) ................................       355       11,800
DRS Technologies, Inc. .................................       189       10,495
Eagle Materials, Inc. ..................................       261       17,291
EGL, Inc. ..............................................       152        7,101
EMCOR Group, Inc. (a) ..................................       151        7,558
Emdeon Corp. ...........................................       763        8,706
Energy Conversion Devices, Inc. ........................       112        5,601
ESCO Technologies, Inc. ................................       160        8,112
Esterline Technologies Corp. (a) .......................       159        7,047
Expeditors International of Washington, Inc. ...........       217       18,576
FedEx Corp. (a) ........................................       152       17,500
Fidelity National Information Services, Inc. ...........       256        9,728
First Data Corp. (a) ...................................       272       12,972
Fiserv, Inc. ...........................................       398       17,942
Flextronics International Ltd. .........................     1,196       13,587
Flir Systems, Inc. .....................................       332        8,117
Florida Rock Industries, Inc. (a) ......................       140        8,732
Flowserve Corp. (a) ....................................       354       20,361
Fluor Corp. ............................................       177       16,445
Foster Wheeler Ltd. ....................................       292       13,012
FTI Consulting, Inc. ...................................       268        7,702
Gardner Denver, Inc. (a) ...............................       162       12,074
General Cable Corp. (a) ................................       308        9,724
General Electric Co. (a) ...............................     3,516      121,617
General Maritime Corp. .................................       285        9,468
Global Payments, Inc. ..................................       160        7,589
Graco, Inc. (a) ........................................       335       15,661
Granite Construction, Inc. .............................       204        9,457
Harsco Corp. (a) .......................................       202       16,837
Hewitt Associates, Inc. Class A ........................       257        7,450
Honeywell International, Inc. (a) ......................       355       15,088
Hubbell, Inc. Class B (a) ..............................       149        7,696
IDEX Corp. (a) .........................................       240       12,192
Ingersoll-Rand Co. Ltd. Class A ........................       152        6,650
Iron Mountain, Inc. ....................................       225        8,798
ITT Industries, Inc. (a) ...............................       377       21,198
J.B. Hunt Transport Services, Inc. .....................       336        8,007
Jabil Circuit, Inc. ....................................       361       14,075
Jacobs Engineering Group, Inc. .........................       118        9,759
Jarden Corp. ...........................................       297       10,098
JLG Industries, Inc. (a) ...............................       496       14,225
Joy Global, Inc. .......................................       239       15,700
Kansas City Southern ...................................       457       11,105
Kemet Corp. ............................................       693        7,491
Kennametal, Inc. (a) ...................................       187       11,566
L-3 Communications Holdings, Inc. ......................       245       20,016
Landstar System, Inc. ..................................       284       12,067
Lockheed Martin Corp. (a) ..............................       187       14,193
Louisiana-Pacific Corp. (a) ............................       301        8,302
Manitowoc Co. (a) ......................................       286       14,183
Martin Marietta Materials, Inc. (a) ....................        96       10,191
Masco Corp. (a) ........................................       201        6,412
MDU Resources Group, Inc. (a) ..........................       234        8,600
MeadWestvaco Corp. .....................................       389       11,090
Mettler-Toledo International, Inc. .....................       115        7,452
Molex, Inc. Class A ....................................       227        7,298
Monster Worldwide, Inc. ................................       220       12,628
MPS Group, Inc. ........................................       637       10,167
MSC Industrial Direct Co. (a) ..........................       219       11,357
Mueller Industries, Inc. ...............................       209        7,917
National Instruments Corp. .............................       256        8,108
Nordson Corp. ..........................................       144        7,697
Northrop Grumman Corp. (a) .............................        63        4,215
OMI Corp. (a) ..........................................       473        9,119
Oshkosh Truck Corp. ....................................       150        9,180
Owens-Illinois, Inc. (a) ...............................       398        7,275
Pactiv Corp. (a) .......................................       408        9,931
Pall Corp. (a) .........................................       263        7,937
Paychex, Inc. (a) ......................................       181        7,311
PerkinElmer, Inc. (a) ..................................       759       16,273
PHH Corp. ..............................................       256        7,137
Powerwave Technologies, Inc. ...........................       694        7,738
Precision Castparts Corp. (a) ..........................       271       17,068
Quanex Corp. (a) .......................................       181        7,740
Quanta Services, Inc. ..................................       639       10,365
R.R. Donnelley & Sons Co. (a) ..........................       456       15,363
Raytheon Co. ...........................................       206        9,120
Republic Services, Inc. ................................       256       11,267
Resources Connection, Inc. .............................       230        6,187
Robert Half International, Inc. ........................       352       14,879
Rockwell Collins, Inc. .................................       322       18,418
Roper Industries, Inc. .................................       174        8,258
Ryder System, Inc. (a) .................................       173        9,022
Sanmina-SCI Corp. ......................................     1,514        7,858
Sealed Air Corp. (a) ...................................       171        9,208
Shaw Group, Inc. (a) ...................................       489       14,963
Simpson Manufacturing Co. ..............................       180        7,198
Smurfit-Stone Container Corp. ..........................       537        6,954
Solectron Corp. ........................................     2,054        8,216
Sonoco Products Co. (a) ................................       209        6,546
SPX Corp. ..............................................       161        8,815
Stericycle, Inc. (a) ...................................       219       14,419
Symbol Technologies, Inc. ..............................       691        7,359
Technitrol, Inc. (a) ...................................       296        7,412
Tektronix, Inc. (a) ....................................       232        8,194

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
INDUSTRIALS, CONTINUED
Teleflex, Inc. (a) .....................................       177       11,547
Temple-Inland, Inc. (a) ................................       242       11,238
Terex Corp. (a) ........................................        77        6,664
Tetra Tech, Inc. .......................................       354        6,878
Texas Industries, Inc. (a) .............................       110        6,237
Textron, Inc. (a) ......................................       228       20,508
Thomas & Betts Corp. (a) ...............................       296       16,857
Toro Co. (a) ...........................................       210       10,385
Trimble Navigation Ltd. ................................       260       12,319
Tyco International Ltd. (a) ............................       596       15,705
Union Pacific Corp. (a) ................................       121       11,036
United Parcel Service, Inc. Class B ....................       225       18,241
United Rentals, Inc. (a) ...............................       415       14,803
Vishay Intertechnology, Inc. ...........................       482        7,505
Vulcan Materials Co. (a) ...............................       184       15,633
W.W. Grainger, Inc. (a) ................................       166       12,769
Walter Industries, Inc. ................................       188       12,470
Washington Group International, Inc. ...................       128        7,118
Waste Connections, Inc. ................................       225        8,663
Waste Management, Inc. (a) .............................       254        9,515
Watsco, Inc. (a) .......................................       148        9,391
Werner Enterprises, Inc. ...............................       356        6,828
Wesco International, Inc. ..............................       129        9,675
YRC Worldwide, Inc. ....................................       265       11,130
                                                                     ----------
                                                                      1,878,384
                                                                     ----------
INFORMATION TECHNOLOGY (5.2%)
ADC Telecommunications, Inc. ...........................       330        7,389
Adobe Systems, Inc. (a) ................................       324       12,701
Adtran, Inc. ...........................................       424       10,659
Agere Systems, Inc. ....................................     1,137       17,874
Akamai Technologies, Inc. ..............................       200        6,738
Altera Corp. ...........................................       739       16,140
American Power Conversion Corp. ........................       387        8,607
Amkor Technology, Inc. .................................       645        7,798
Analog Devices, Inc. ...................................       198        7,508
Ansys, Inc. (a) ........................................       201       11,346
Anteon International Corp. .............................       165        9,017
Apple Computer, Inc. ...................................       309       21,751
Applied Materials, Inc. (a) ............................       874       15,688
Arris Group, Inc. ......................................       654        7,750
ATMI, Inc. .............................................       234        6,646
Autodesk, Inc. (a) .....................................       472       19,843
Avaya, Inc. ............................................       952       11,424
Avocent Corp. ..........................................       239        6,439
BEA Systems, Inc. ......................................       824       10,918
BMC Software, Inc. .....................................       457        9,844
Broadcom Corp. .........................................       224        9,209
Brocade Communications Systems, Inc. ...................     1,648       10,152
Brooks Automation, Inc. ................................       469        6,341
Caci International, Inc. Class A .......................       146        9,131
Cadence Design Systems, Inc. ...........................       578       10,942
Cerner Corp. (a) .......................................       167        6,622
Check Point Software Technologies Ltd. .................       380        7,353
Ciena Corp. ............................................     4,665       19,080
Cisco Systems, Inc. ....................................     2,784       58,324
Cognizant Technology Solutions Corp. ...................       282       17,938
Computer Sciences Corp. (a) ............................       391       22,893
Compuware Corp. ........................................       983        7,549
Conexant Systems, Inc. .................................     2,979       10,546
Corning A34Inc. (a) ....................................       540       14,920
Cree, Inc. .............................................       369       11,004
Crown Castle International Corp. .......................       459       15,445
CSG Systems International, Inc. (a) ....................       298        7,533
Cymer, Inc. ............................................       179        9,253
Cypress Semiconductor Corp. ............................       841       14,432
Dell, Inc. .............................................       914       23,946
Digital River, Inc. ....................................       167        7,271
DST Systems, Inc. ......................................       129        7,936
Dycom Industries, Inc. .................................       321        7,033
EarthLink, Inc. ........................................       810        7,363
Electronics for Imaging, Inc. (a) ......................       337        9,254
EMC Corp. ..............................................       849       11,470
Emulex Corp. ...........................................       520        9,438
F5 Networks, Inc. ......................................       182       10,658
Fair Isaac Corp. (a) ...................................       184        6,828
FileNet Corp. ..........................................       262        7,289
Google, Inc. Class A ...................................        89       37,196
Harris Corp. (a) .......................................       272       12,667
Hewlett-Packard Co. (a) ................................       808       26,235
Hyperion Solutions Corp. ...............................       284        8,696
Ikon Office Solutions, Inc. (a) ........................       300        3,960
Ingram Micro, Inc. Class A (a) .........................       876       16,110
Insight Enterprises, Inc. ..............................       305        6,030
Integrated Device Technology, Inc. (a) .................     1,262       19,208
Intel Corp. (a) ........................................     2,357       47,092
InterDigital Communications Corp. (a) ..................       265        6,710
Intergraph Corp. (a) ...................................       178        7,836
International Business Machines Corp. (a) ..............       550       45,286
International Rectifier Corp. ..........................       194        8,769
Intersil Corp. Class A .................................       327        9,682
JDS Uniphase Corp. .....................................     3,253       11,353
Juniper Networks, Inc. .................................       362        6,690
KLA-Tencor Corp. (a) ...................................       132        6,357
Kronos, Inc. ...........................................       154        7,029
Lam Research Corp. (a) .................................       233       11,389
Lexmark International, Inc. ............................       242       11,785
Linear Technology Corp. (a) ............................       204        7,242
LSI Logic Corp. (a) ....................................       821        8,744
Lucent Technologies, Inc. (a) ..........................     2,495        6,961
Macrovision Corp. ......................................       408        9,343
Marvell Technology Group Ltd. ..........................       120        6,851
Maxim Integrated Products, Inc. ........................       176        6,206
Maxtor Corp. ...........................................     1,557       15,072
McAfee, Inc. ...........................................       342        8,923
MEMC Electronic Materials, Inc. (a) ....................       306       12,424
Mentor Graphics Corp. ..................................       635        8,338
Micrel, Inc. ...........................................       500        6,420
Microchip Technology, Inc. .............................       429       15,985
Micros Systems, Inc. ...................................       184        7,691
Microsemi Corp. ........................................       284        7,759
Microsoft Corp. ........................................     3,555       85,852
Motorola, Inc. (a) .....................................     1,264       26,985
NCR Corp. (a) ..........................................       380       14,972
Network Appliance, Inc. (a) ............................       197        7,303
Novell, Inc. (a) .......................................       795        6,535
Novellus Systems, Inc. .................................       297        7,336
NVIDIA Corp. ...........................................       654       19,110

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
INFORMATION TECHNOLOGY, CONTINUED
OmniVision Technologies, Inc. ..........................       274        7,968
Oracle Corp. ...........................................     1,453       21,199
Parametric Technology Corp. ............................       675       10,085
Perot Systems Corp. ....................................       530        7,992
Plantronics, Inc. ......................................       233        8,738
PMC-Sierra, Inc. (a) ...................................       519        6,451
QLogic Corp. ...........................................       352        7,325
Qualcomm, Inc. .........................................       585       30,033
Red Hat, Inc. (a) ......................................       343       10,081
RF Micro Devices, Inc. .................................     1,174       10,918
RSA Security, Inc. .....................................       448        9,381
Salesforce.com, Inc. ...................................       214        7,501
SanDisk Corp. (a) ......................................       100        6,383
SBA Communications Corp. ...............................       507       12,736
Silicon Laboratories, Inc. .............................       196        9,136
SiRF Technology Holdings, Inc. .........................       251        8,572
Skyworks Solutions, Inc. ...............................     1,279        9,145
SRA International, Inc. Class A ........................       222        7,108
Sun Microsystems, Inc. .................................     1,909        9,545
Sybase, Inc. (a) .......................................       564       12,278
Sycamore Networks, Inc. ................................     1,480        6,956
Symantec Corp. .........................................       642       10,516
Synopsys, Inc. .........................................       413        9,016
Tellabs, Inc. (a) ......................................       869       13,774
Teradyne, Inc. .........................................       410        6,913
Texas Instruments, Inc. ................................       714       24,782
TIBCO Software, Inc. ...................................     1,249       10,766
Transaction Systems Architects, Inc. (a) ...............       234        9,346
Unisys Corp. ...........................................       966        6,028
United Online, Inc. ....................................       504        6,497
United Stationers, Inc. ................................       161        8,638
Varian Semiconductor Equipment Associates, Inc. ........       361       11,823
Websense, Inc. .........................................       226        5,618
Wind River Systems, Inc. (a) ...........................       507        5,785
Yahoo!, Inc. ...........................................       472       15,472
Zebra Technologies Corp. Class A .......................       146        5,795
                                                                     ----------
                                                                      1,579,665
                                                                     ----------
MATERIALS (1.7%)
Air Products & Chemicals, Inc. (a) .....................       117        8,017
AK Steel Holding Corp. (a) .............................       649        9,677
Alcoa, Inc. (a) ........................................       402       13,580
Allegheny Technologies, Inc. (a) .......................       139        9,638
Arch Coal, Inc. ........................................       140       13,299
Ashland, Inc. ..........................................       154       10,136
Carpenter Technology Corp. (a) .........................       106       12,609
Chaparral Steel Co. ....................................       143        9,026
Chemtura Corp. .........................................       664        8,101
Cleveland-Cliffs, Inc. (a) .............................       105        8,987
Coeur d'Alene Mines Corp. ..............................     1,571       10,966
CON-WAY, Inc. ..........................................       145        8,079
Consol Energy, Inc. ....................................       187       15,925
Cytec Industries, Inc. (a) .............................       182       11,006
Dow Chemical Co. (a) ...................................       285       11,574
E.I. DuPont de Nemours & Co. (a) .......................       231       10,187
Eastman Chemical Co. (a) ...............................       172        9,348
Ecolab, Inc. (a) .......................................       378       14,288
Engelhard Corp. (a) ....................................       254        9,756
Ferro Corp. (a) ........................................       337        6,497
FMC Corp. (a) ..........................................       225       14,301
Freeport-McMoRan Copper & Gold, Inc. Class B (a) .......       277       17,888
H.B. Fuller Co. (a) ....................................       180        9,414
Headwaters, Inc. .......................................       201        6,770
Hercules, Inc. (a) .....................................       634        9,009
International Coal Group, Inc. .........................       968        9,970
International Paper Co. (a) ............................       226        8,215
KFX, Inc. ..............................................       488        8,808
Lyondell Chemical Co. (a) ..............................       473       11,399
Minerals Technologies, Inc. ............................       127        7,267
Monsanto Co. ...........................................       144       12,010
Newmont Mining Corp. (a) ...............................       223       13,014
Olin Corp. (a) .........................................       440        9,042
Oregon Steel Mills, Inc. (a) ...........................       108        5,349
Peabody Energy Corp. ...................................       101        6,450
Phelps Dodge Corp. (a) .................................        42        3,620
PPG Industries, Inc. (a) ...............................        97        6,511
Praxair, Inc. (a) ......................................       216       12,124
Reliance Steel & Aluminum Co. (a) ......................       137       12,186
Rohm & Haas Co. (a) ....................................       303       15,332
RPM International, Inc. (a) ............................       730       13,432
RTI International Metals, Inc. (a) .....................       145        8,720
Sensient Technologies Corp. ............................       352        7,234
Sigma-Aldrich Corp. (a) ................................       118        8,096
Steel Dynamics, Inc. ...................................       220       13,737
Stillwater Mining Co. ..................................       400        6,788
United States Steel Corp. ..............................       241       16,508
USEC, Inc. .............................................       530        6,731
Weyerhaeuser Co. (a) ...................................       112        7,893
Worthington Industries, Inc. (a) .......................       447        8,828
                                                                     ----------
                                                                        516,104
                                                                     ----------
TELECOMMUNICATION SERVICES (0.7%)
Alltel Corp. (a) .......................................       151        9,720
AT&T, Inc. .............................................     1,158       30,351
BellSouth Corp. (a) ....................................       540       18,241
CenturyTel, Inc. (a) ...................................       260        9,802
Cincinnati Bell, Inc. ..................................     1,544        6,485
Citizens Communications Co. Series B ...................       710        9,429
Level 3 Communications, Inc. ...........................     2,002       10,811
Nextel Partners, Inc. ..................................       311        8,814
NII Holdings, Inc. .....................................       278       16,652
NTL, Inc. ..............................................       810       22,259
Qwest Communications International, Inc. ...............     3,215       21,573
Sprint Nextel Corp. (a) ................................       830       20,584
Verizon Communications, Inc. ...........................     1,086       35,870
                                                                     ----------
                                                                        220,591
                                                                     ----------
UTILITIES (1.9%)
AGL Resources, Inc. (a) ................................       459       16,239
Allegheny Energy, Inc. .................................       343       12,221
Alliant Energy Corp. ...................................       246        7,862
Ameren Corp. (a) .......................................       411       20,701
American Electric Power Co., Inc. (a) ..................       177        5,922
Aquila, Inc. ...........................................     2,349       10,171
Atmos Energy Corp. (a) .................................       506       13,429
Avista Corp. ...........................................       388        8,152
Black Hills Corp. ......................................       204        7,426

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
UTILITIES, CONTINUED
CenterPoint Energy, Inc. ...............................       575        6,912
Cleco Corp. (a) ........................................       311        6,998
CMS Energy Corp. (a) ...................................       463        6,167
Consolidated Edison, Inc. (a) ..........................       138        5,951
Constellation Energy Group, Inc. (a) ...................       267       14,664
Dominion Resources, Inc. (Virginia) ....................       157       11,755
DPL, Inc. (a) ..........................................       254        6,901
DTE Energy Co. (a) .....................................       376       15,333
Duke Energy Corp. (Holding Co.) ........................       780       22,724
Edison International ...................................       168        6,789
El Paso Electric Co. ...................................       382        7,545
Energy East Corp. (a) ..................................       312        7,538
Entergy Corp. (a) ......................................        95        6,644
Exelon Corp. ...........................................       197       10,638
FirstEnergy Corp. (a) ..................................       152        7,708
FPL Group, Inc. (a) ....................................       167        6,613
Hawaiian Electric Industries, Inc. .....................       506       13,596
IDACORP, Inc. ..........................................       263        8,955
KeySpan Corp. ..........................................       369       14,900
National Fuel Gas Co. (a) ..............................       228        7,581
NiSource, Inc. (a) .....................................       572       12,075
Northeast Utilities ....................................       427        8,604
Northwest Natural Gas Co. ..............................       219        7,564
NRG Energy, Inc. .......................................       171        8,138
NSTAR ..................................................       226        6,249
ONEOK, Inc. (a) ........................................       259        8,550
Peoples Energy Corp. (a) ...............................       237        8,610
Pepco Holdings, Inc. ...................................       399        9,209
PG&E Corp. .............................................       170        6,773
Piedmont Natural Gas Co. (a) ...........................       453       11,112
Pinnacle West Capital Corp. (a) ........................       206        8,261
PNM Resources, Inc. ....................................       393        9,947
PPL Corp. ..............................................       213        6,186
Public Service Enterprise Group, Inc. (a) ..............       110        6,897
Puget Energy, Inc. .....................................       327        6,792
Questar Corp. (a) ......................................       173       13,849
Reliant Energy, Inc. ...................................       631        7,162
Scana Corp. ............................................       216        8,454
Sierra Pacific Resources ...............................       738       10,421
Southern Co. (a) .......................................       342       11,023
Southern Union Co. (a) .................................       658       17,055
Teco Energy, Inc. (a) ..................................       422        6,744
UGI Corp. (a) ..........................................       653       14,627
UniSource Energy Corp. (a) .............................       257        7,774
Vectren Corp. ..........................................       253        6,760
Westar Energy, Inc. ....................................       538       11,266
WGL Holdings, Inc. .....................................       306        9,003
Wisconsin Energy Corp. (a) .............................       247        9,645
Xcel Energy, Inc. ......................................       848       15,976
                                                                     ----------
                                                                        572,761
                                                                     ----------
TOTAL COMMON STOCKS
   (COST $12,141,889) ..................................             12,383,254
                                                                     ----------

CORPORATE BONDS (18.4%)

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)    VALUE ($)
--------------------                                   ----------   -----------
CONSUMER DISCRETIONARY (2.1%)
Comcast Corp., 6.50%, 11/15/35 .....................      164,000       157,563
Cox Communications, Inc., 5.45%, 12/15/14 ..........       82,000        77,752
Kimberly-Clark Corp., 5.00%, 8/15/13 ...............       55,000        53,560
May Department Stores Co., 5.75%, 7/15/14 ..........       82,000        80,705
News America Holdings, 8.88%, 4/26/23 ..............       82,000        96,903
Target Corp., 5.88%, 3/1/12 ........................       44,000        44,746
Time Warner, Inc., 7.57%, 2/1/24 ...................       87,000        93,363
Viacom, Inc., 6.63%, 5/15/11 .......................       33,000        34,085
                                                                    -----------
                                                                        638,677
                                                                    -----------
CONSUMER STAPLES (1.7%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16 .........       82,000        77,259
Bottling Group LLC, 4.63%, 11/15/12 ................       58,000        54,905
Coca-Cola Enterprises, 8.50%, 2/1/22 ...............       82,000       100,606
Conagra Foods, 6.75%, 9/15/11 ......................       82,000        85,301
Kraft Foods, Inc., 6.25%, 6/1/12 ...................       44,000        45,185
Procter & Gamble Co., 4.95%, 8/15/14 ...............       53,000        50,676
Safeway, Inc., 5.80%, 8/15/12 ......................       22,000        21,788
WAL-MART Stores, 4.55%, 5/1/13 .....................       87,000        82,031
                                                                    -----------
                                                                        517,751
                                                                    -----------
ENERGY (1.3%)
ChevronTexaco Capital Co., 3.50%, 9/17/07 ..........      119,000       116,315
Conoco, Inc., 6.95%, 4/15/29 .......................       55,000        60,840
Kinder Morgan Energy Partners, 7.75%, 3/15/32 ......       82,000        91,252
Midamerican Energy Holdings, 3.50%, 5/15/08 ........      123,000       118,361
                                                                    -----------
                                                                        386,768
                                                                    -----------
FINANCIALS (7.3%)
Allstate Corp., 7.20%, 12/1/09 .....................       44,000        46,506
American General Finance, 5.38%, 10/1/12 ...........      151,000       147,523
Bank One Corp., 2.63%, 6/30/08 .....................      217,000       205,182
Bear Stearns Co., 3.25%, 3/25/09 ...................       44,000        41,582
Caterpillar Financial Services Corp.,
   5.05%, 12/1/10 ..................................       43,000        42,257
Citigroup, Inc., 6.63%, 1/15/28 ....................      165,000       172,202
Credit Suisse First Boston USA, Inc.,
   6.13%, 11/15/11 .................................      109,000       111,486
First Union National, 7.80%, 8/18/10 ...............       87,000        94,399
Goldman Sachs Group, Inc., 5.13%, 1/15/15 ..........      131,000       124,101
Household Finance Corp., 4.63%, 1/15/08 ............      194,000       191,867
John Deere Capital Corp., 7.00%, 3/15/12 ...........       43,000        45,895
John Hancock Global Funding, 7.90%, 7/2/10 .........       83,000        90,958
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12 .....       55,000        57,668
Marsh & Mclennan Cos., Inc., 5.38%, 7/15/14 ........       82,000        77,067
Merrill Lynch & Co., 4.25%, 2/8/10 .................      109,000       104,532
Morgan Stanley Dean Witter, 6.75%, 4/15/11 .........      109,000       114,400
National City Corp., 4.50%, 3/15/10 ................       83,000        80,161

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

CORPORATE BONDS, CONTINUED

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)    VALUE ($)
--------------------                                   ----------   -----------
FINANCIALS, CONTINUED
Prudential Financial, Inc., 5.10%, 9/20/14 .........       82,000        78,097
Sprint Capital Corp., 8.38%, 3/15/12 ...............       86,000        96,807
U.S. Bank NA, 6.38%, 8/1/11 ........................       55,000        57,103
Verizon Global Funding Corp., 7.25%, 12/1/10 .......      130,000       137,919
Washington Mutual, Inc., 4.38%, 1/15/08 ............       54,000        53,098
Wells Fargo & Co., 4.63%, 8/9/10 ...................       97,000        93,958
                                                                    -----------
                                                                      2,264,768
                                                                    -----------
HEALTH CARE (0.2%)
Wyeth, 5.50%, 2/1/14 ...............................       54,000        52,844
                                                                    -----------
INDUSTRIALS (0.3%)
Tyco International Group SA, 6.38%, 10/15/11 .......       82,000        84,426
                                                                    -----------
INFORMATION TECHNOLOGY (0.8%)
Bellsouth Corp., 4.20%, 9/15/09 ....................       65,000        62,456
IBM Corp., 8.38%, 11/1/19 ..........................       44,000        53,688
Motorola, Inc., 7.63%, 11/15/10 ....................       33,000        35,852
SBC Communications, Inc., 6.15%, 9/15/34 ...........      109,000       103,002
                                                                    -----------
                                                                        254,998
                                                                    -----------
MATERIALS (2.8%)
Boeing Co., 6.13%, 2/15/33 .........................       43,000        43,678
Burlington North Santa Fe, 7.00%, 12/15/25 .........       82,000        88,744
Dupont EI Nemour, 4.88%, 4/30/14 ...................       32,000        30,177
GE Company, 5.00%, 2/1/13 ..........................      261,000       252,696
International Paper Co., 5.85%, 10/30/12 ...........       82,000        81,736
Lockheed Martin, 7.75%, 5/1/26 .....................       82,000        95,258
Pulte Home, Inc., 5.25%, 1/15/14 ...................       22,000        20,471
Raytheon Co., 4.85%, 1/15/11 .......................       21,000        20,352
Union Pacific Corp., 4.88%, 1/15/15 ................      100,000        93,647
United Technologies Corp., 4.88%, 5/1/15 ...........       32,000        30,216
Weyerhaeuser Co., 6.95%, 8/1/17 ....................       82,000        84,933
                                                                    -----------
                                                                        841,908
                                                                    -----------
UTILITIES (1.9%)
Carolina Power and Light, 5.13%, 9/15/13 ...........       83,000        79,703
Consolidated Edison, Inc., 4.70%, 6/15/09 ..........       83,000        81,502
Dominion Resources, 4.13%, 2/15/08 .................       55,000        53,742
Duke Energy Corp., 6.25%, 1/15/12 ..................       44,000        45,065
Exelon Corp., 4.90%, 6/15/15 .......................       82,000        75,547
National Rural Utilities, 7.25%, 3/1/12 ............      111,000       119,110
Southern Power Co., 4.88%, 7/15/15 .................       82,000        75,576
Waste Management, Inc., 7.38%, 8/1/10 ..............       33,000        35,073
                                                                    -----------
                                                                        565,318
                                                                    -----------
TOTAL CORPORATE BONDS
   (COST $5,703,357) ...............................                  5,607,458
                                                                    -----------

U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (18.0%)

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)    VALUE ($)
--------------------                                   ----------   -----------
FANNIE MAE (9.6%)
5.50%, 8/1/17, Pool #826283 ........................       59,805        59,448
5.50%, 2/1/18, Pool #703712 ........................      150,634       149,585
5.00%, 5/1/18, Pool #703444 ........................       71,053        69,213
5.00%, 6/1/18, Pool #555545 ........................      207,975       202,965
4.50%, 1/1/19, Pool #735057 ........................       90,740        86,624
5.00%, 8/1/19, Pool #793396 ........................       58,243        56,735
5.00%, 12/1/19, Pool #745369 .......................       59,948        58,504
5.00%, 3/1/20, Pool #819410 ........................       60,397        58,844
5.50%, 3/1/20, Pool #735611 ........................       60,191        59,825
4.50%, 9/1/20, Pool #839289 ........................       92,673        88,310
5.50%, 7/1/25, Pool #255809 ........................      227,970       223,113
6.00%, 10/1/32, Pool #667994 .......................      205,815       205,447
5.50%, 1/1/33, Pool #677331 ........................       55,860        54,274
5.50%, 2/1/33, Pool #652693 ........................      213,652       207,586
5.00%, 8/1/33, Pool #713679 ........................      341,265       322,895
6.00%, 9/1/33, Pool #736937 ........................       89,844        89,494
5.50%, 1/1/34, Pool #756233 ........................      128,652       124,999
7.00%, 4/1/34, Pool #780703 ........................      177,491       182,570
5.00%, 5/1/34, Pool #768230 ........................      148,485       140,493
5.50%, 1/1/35, Pool #808374 ........................      136,781       132,897
6.00%, 4/1/35, Pool #735503 ........................       86,494        86,280
5.00%, 8/1/35, Pool #848355 ........................      280,922       265,801
                                                                    -----------
                                                                      2,925,902
FREDDIE MAC (6.7%)
4.00%, 6/1/18, Pool #E01401 ........................      151,140       141,020
5.00%, 10/1/18, Pool #B10252 .......................       31,038        30,246
4.50%, 11/1/18, Pool #E01489 .......................      151,148       144,173
4.50%, 12/1/18, Pool #G11657 .......................      122,939       117,262
4.50%, 1/1/19, Pool #B11878 ........................      241,502       230,349
4.50%, 7/1/19, Pool #B15661 ........................       34,225        32,619
5.00%, 8/1/33, Pool #A12886 ........................      125,333       118,966
5.50%, 8/1/33, Pool #A11851 ........................      193,442       188,468
5.00%, 10/1/33, Pool #A14805 .......................      209,250       198,620
5.00%, 4/1/34, Pool #A20534 ........................      121,883       115,544
6.00%, 7/1/34, Pool #A24370 ........................      179,633       179,277
5.50%, 10/1/34, Pool #A27526 .......................      162,105       157,847
5.00%, 12/1/34, Pool #A29017 .......................      117,419       111,312
5.50%, 10/1/35, Pool #A39170 .......................      182,837       177,730
5.50%, 11/1/35, Pool #A47728 .......................      105,687       102,735
                                                                    -----------
                                                                      2,046,168
                                                                    -----------
GINNIE MAE (1.7%)
6.00%, 2/15/32, Pool #569704 .......................      241,073       242,218
5.50%, 4/15/33, Pool #603566 .......................       74,727        73,413
5.50%, 4/15/34, Pool #626116 .......................       60,580        59,548
6.00%, 9/20/34, Pool # 3611 ........................       84,598        84,720
5.50%, 9/15/35, Pool #644611 .......................       62,247        61,162
                                                                    -----------
                                                                        521,061
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH
   SECURITIES (COST $5,550,248) ....................                  5,493,131
                                                                    -----------
U.S. GOVERNMENT AGENCY SECURITIES (5.7%)

FANNIE MAE (2.2%)
4.63%, 1/15/08, MTN ................................      190,000       188,463
4.50%, 10/15/08, MTN ...............................      170,000       167,579
6.63%, 9/15/09, MTN ................................      165,000       172,444

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2020 FUND                      APRIL 30, 2006 (UNAUDITED)

U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)    VALUE ($)
--------------------                                   ----------   -----------
FANNIE MAE, CONTINUED
4.38%, 3/15/13, MTN ................................       50,000        47,379
4.13%, 4/15/14, MTN ................................       95,000        87,857
                                                                    -----------
                                                                        663,722
                                                                    -----------
FEDERAL HOME LOAN BANK (1.4%)
4.63%, 2/8/08, Series 627 ..........................      190,000       188,367
4.63%, 11/21/08, Series 598 ........................      170,000       167,909
5.75%, 5/15/12, Series 312 .........................       75,000        76,857
                                                                    -----------
                                                                        433,133
                                                                    -----------
FREDDIE MAC (2.1%)
4.63%, 2/21/08, MTN ................................      203,000       201,288
4.63%, 12/19/08, MTN ...............................      120,000       118,503
4.75%, 1/18/11, MTN ................................      120,000       117,521
4.75%, 1/19/16, MTN ................................       95,000        90,625
6.25%, 7/15/32, MTN ................................      105,000       115,155
                                                                    -----------
                                                                        643,092
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY
   SECURITIES (COST $1,756,582) ....................                  1,739,947
                                                                    -----------

U.S. TREASURY OBLIGATIONS (13.8%)

U.S. TREASURY BILLS (1.2%)
4.52%, 5/25/06 .....................................      103,000       102,692
4.57%, 6/22/06 .....................................       40,000        39,744
4.70%, 7/20/06 .....................................      240,000       237,563
                                                                    -----------
                                                                        379,999
                                                                    -----------
U.S. TREASURY BONDS (1.6%)
6.00%, 2/15/26 .....................................      160,000       173,363
5.25%, 11/15/28 ....................................      160,000       158,925
5.38%, 2/15/31 .....................................      160,000       162,450
                                                                    -----------
                                                                        494,738
                                                                    -----------
U.S. TREASURY NOTES (11.0%)
3.13%, 5/15/07 .....................................      590,000       579,469
5.63%, 5/15/08 .....................................      535,000       542,795
4.00%, 6/15/09 .....................................      576,000       561,421
4.00%, 4/15/10 .....................................      456,000       441,429
5.00%, 2/15/11 .....................................      400,000       401,828
4.88%, 2/15/12 .....................................      320,000       318,925
4.00%, 2/15/15 .....................................      265,000       245,622
4.25%, 8/15/15 .....................................      256,000       240,790
                                                                    -----------
                                                                      3,332,279
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $4,271,808) ...............................                  4,207,016
                                                                    -----------

INVESTMENT COMPANIES (2.9%)

SECURITY DESCRIPTION                                       SHARES    VALUE ($)
--------------------                                      -------   -----------
Federated Government Obligations Money Market ......      897,866       897,865
TOTAL INVESTMENT COMPANIES
   (COST $897,865) .................................                    897,865
                                                                    -----------
TOTAL INVESTMENTS
   (COST $30,321,749) - 99.4% ......................                 30,328,671
                                                                    -----------
Other assets in excess of liabilities - 0.6% .......                    195,750
                                                                    -----------
NET ASSETS - 100.0% ................................                $30,524,421
                                                                    ===========

----------
(a)  Represents non-income producing security.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value (cost $30,321,749) ..............             $30,328,671
Interest and dividends receivable .....................                 195,522
Receivable for capital shares issued ..................                  49,797
Prepaid expenses ......................................                   8,773
                                                                    -----------
   TOTAL ASSETS .......................................              30,582,763
                                                                    -----------
LIABILITIES:
Payable for capital shares redeemed ...................   $ 6,364
Accrued expenses and other payables:
   Investment advisory ................................    19,881
   Administration .....................................     7,362
   Distribution .......................................       246
   Transfer agent .....................................     4,600
   Accounting .........................................     5,266
   Custodian ..........................................       517
   Other ..............................................    14,106
                                                         --------
TOTAL LIABILITIES .....................................                  58,342
                                                                    -----------
NET ASSETS ............................................             $30,524,421
                                                                    ===========
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par value ...........             $     2,817
Additional paid-in capital ............................              29,144,381
Undistributed net income ..............................                 204,505
Accumulated net realized gaines from investment
   transactions .......................................               1,165,796
Unrealized appreciation from investments ..............                   6,922
                                                                    -----------
NET ASSETS ............................................             $30,524,421
                                                                    ===========
INSTITUTIONAL CLASS SHARES
   Net Assets .........................................             $30,219,484
   Shares Outstanding .................................               2,788,482
   Net Asset Value, Offering Price and
      Redemption Price per share ......................             $     10.84
                                                                    ===========
CLASS A SHARES
   Net Assets .........................................             $   298,273
   Shares Outstanding .................................                  27,665
   Net Asset Value and Redemption Price
      per share .......................................             $     10.78
                                                                    ===========
   Maximum sales charge ...............................                    4.75%
                                                                    ===========
Maximum Offering Price (Net Asset Value/
   100% minus maximum sales charge)
                                                                    $     11.32
                                                                    ===========
CLASS C SHARES
   Net Assets .........................................             $     6,664
   Shares Outstanding .................................                     618
   Net Asset Value, Offering Price and
      Redemption Price per share* .....................             $     10.78
                                                                    ===========

----------
*    Redemption Price per share varies by length of time shares are held.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Interest ..........................................              $   148,831
   Dividend ..........................................                  356,688
   Dividend income from affiliate ....................                   31,584
                                                                    -----------
TOTAL INVESTMENT INCOME ..............................                  537,103
                                                                    -----------
EXPENSES:
   Investment advisory ...............................   $101,491
   Administration ....................................     28,158
   Distribution - Class A Shares .....................        787
   Distribution - Class C Shares (a) .................          6
   Service - Class A Shares ..........................        346
   Service - Class C Shares (a) ......................          2
   Accounting ........................................     14,118
   Custodian .........................................      3,061
   Transfer agent ....................................     13,654
   Trustee ...........................................      2,031
   Other .............................................     52,173
                                                         --------
TOTAL EXPENSES BEFORE FEE REDUCTIONS .................                  215,827
   Expenses reduced and reimbursed by
      the Investment Adviser .........................                  (54,102)
   Expenses reduced by the Distributor ...............                     (178)
   Expenses reduced by the Administrator .............                  (10,398)
                                                                    -----------
NET EXPENSES .........................................                  151,149
                                                                    -----------
NET INVESTMENT INCOME ................................                  385,954
                                                                    -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains from investment
   transactions ......................................                2,791,878
Change in unrealized appreciation/depreciation
   from investments ..................................               (1,287,226)
                                                                    -----------
Net realized/unrealized gains
   from investments ..................................                1,504,652
                                                                    -----------
CHANGE IN NET ASSETS RESULTING
   FROM OPERATIONS ...................................              $ 1,890,606
                                                                    ===========

----------
(a)  Class C Shares commenced operations on March 15, 2006.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2020 FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED    YEAR ENDED
                                                                          APRIL 30, 2006    OCTOBER 31,
                                                                            (UNAUDITED)         2005
                                                                         ----------------   -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .............................................     $   385,954      $   586,719
   Net realized gains from investment transactions ...................       2,791,878        1,711,757
   Change in unrealized appreciation/depreciation from investments ...      (1,287,226)        (545,144)
                                                                           -----------      -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .......................       1,890,606        1,753,332
                                                                           -----------      -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES:
   From net investment income ........................................        (208,751)        (566,216)
DISTRIBUTIONS TO CLASS A SHARES:
   From net investment income ........................................          (1,457)          (3,290)
                                                                           -----------      -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS ..................        (210,208)        (569,506)
                                                                           -----------      -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS .......................      (1,492,171)        (733,608)
                                                                           -----------      -----------
CHANGE IN NET ASSETS .................................................         188,228          450,218
NET ASSETS:
   Beginning of period ...............................................      30,336,193       29,885,975
                                                                           -----------      -----------
   End of period .....................................................     $30,524,421      $30,336,193
                                                                           ===========      ===========
   Undistributed net investment income ...............................     $   204,505      $    28,759
                                                                           ===========      ===========
CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Proceeds from shares issued .......................................     $ 2,960,432      $ 4,206,151
   Proceeds from dividends reinvested ................................         208,751          566,216
   Cost of shares redeemed ...........................................      (4,693,552)      (5,572,828)
                                                                           -----------      -----------
Institutional Class Shares capital transactions ......................      (1,524,369)        (800,461)
                                                                           -----------      -----------
CLASS A SHARES:
   Proceeds from shares issued .......................................          32,205          137,010
   Proceeds from dividends reinvested ................................           1,457            3,284
   Cost of shares redeemed ...........................................          (8,131)         (73,441)
                                                                           -----------      -----------
Class A Shares capital transactions ..................................          25,531           66,853
                                                                           -----------      -----------
CLASS C SHARES (a):
   Proceeds from shares issued .......................................          20,000               --
   Proceeds from dividends reinvested ................................              --               --
                                                                           -----------      -----------
   Cost of shares redeemed ...........................................         (13,333)              --
                                                                           -----------      -----------
Class C Shares capital transactions ..................................           6,667               --
                                                                           -----------      -----------
Change in net assets from capital transactions .......................     $(1,492,171)     $  (733,608)
                                                                           ===========      ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Issued ............................................................         276,353          410,524
   Reinvested ........................................................          19,749           55,300
   Redeemed ..........................................................        (437,141)        (543,680)
                                                                           -----------      -----------
Change in Institutional Class Shares .................................        (141,039)         (77,856)
                                                                           -----------      -----------
CLASS A SHARES:
   Issued ............................................................           3,014           13,473
   Reinvested ........................................................             138              322
   Redeemed ..........................................................            (771)          (7,235)
                                                                           -----------      -----------
Change in Class A Shares .............................................           2,381            6,559
                                                                           -----------      -----------
CLASS C SHARES (a):
   Issued ............................................................           1,855               --
   Reinvested ........................................................              --               --
   Redeemed ..........................................................          (1,237)              --
                                                                           -----------      -----------
Change in Class C Shares .............................................             618               --
                                                                           -----------      -----------

----------
(a)  Class C Shares commenced operations on March 15, 2006.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2020 FUND

FINANCIAL HIGHLIGHTS, INSTITUTIONAL CLASS SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                         SIX MONTHS
                                        ENDED APRIL   YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED    YEAR ENDED
                                          30, 2006   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  FEBRUARY 28,  FEBRUARY 28,
                                        (UNAUDITED)      2005         2004         2003       2002 (a)        2002          2001
                                        -----------  -----------  -----------  -----------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
   PERIOD ............................  $ 10.27      $  9.88      $  9.32      $  8.25       $  9.36       $ 10.07       $ 10.76
                                        -------      -------      -------      -------       -------       -------       -------
INVESTMENT ACTIVITIES:
   Net investment income .............     0.13         0.20         0.16         0.16          0.07          0.13          0.18
   Net realized and unrealized gains
      (losses) on investments ........     0.51         0.38         0.56         1.10         (1.12)        (0.71)        (0.58)
                                        -------      -------      -------      -------       -------       -------       -------
      Total from Investment
         Activities ..................     0.64         0.58         0.72         1.26         (1.05)        (0.58)        (0.40)
                                        -------      -------      -------      -------       -------       -------       -------
DISTRIBUTIONS:
   Net investment income .............    (0.07)       (0.19)       (0.16)       (0.19)        (0.06)        (0.13)        (0.18)
   Net realized gains on investment
      transactions ...................       --           --           --           --            --            --         (0.11)
                                        -------      -------      -------      -------       -------       -------       -------
      Total Distributions ............    (0.07)       (0.19)       (0.16)       (0.19)        (0.06)        (0.13)        (0.29)
                                        -------      -------      -------      -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD .......  $ 10.84      $ 10.27      $  9.88      $  9.32       $  8.25       $  9.36       $ 10.07
                                        =======      =======      =======      =======       =======       =======       =======
TOTAL RETURN (b) .....................     6.26%        5.91%        7.75%       15.71%       (11.29%)       (5.78%)       (3.78%)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period
      (000's) ........................  $30,219      $30,078      $29,702      $27,160       $21,987       $23,749       $23,513
   Ratio of expenses to average
      net assets (c) .................     0.98%(d)     0.97%(d)     0.90%(d)     1.00%(d)      1.25%(e)      1.23%(e)      1.34%(e)
   Ratio of net investment income
      to average net assets (c) ......     2.53%        1.93%        1.68%        1.74%         1.25%(e)      1.40%(e)      1.60%(e)
   Ratio of expenses to average
      net assets (c) (f) .............     1.40%(d)     1.75%(d)     1.68%(d)     1.77%(d)      1.64%(e)      1.48%(e)      1.59%(e)
   Portfolio turnover (b) (g) ........      120%          35%          44%          67%           51%(d)        86%(d)        39%(d)

----------
(a)  The Fund changed its fiscal year end from February 28 to October 31.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) These ratios include income and expenses charged from the corresponding Master Portfolio.

(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)  Portfolio turnover rate represents that of the corresponding Master
     Portfolio.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2020 FUND

FINANCIAL HIGHLIGHTS, CLASS A SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                        SIX MONTHS
                                                        ENDED APRIL    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                          30, 2006    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                        (UNAUDITED)       2005          2004        2003 (a)
                                                        -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD ................     $10.23        $ 9.85        $ 9.30        $ 8.25
                                                          ------        ------        ------        ------
INVESTMENT ACTIVITIES:
   Net investment income ............................       0.11          0.14          0.09          0.20
   Net realized and unrealized gains on
      investments ...................................       0.50          0.39          0.58          1.02
                                                          ------        ------        ------        ------
   Total from Investment Activities .................       0.61          0.53          0.67          1.22
                                                          ------        ------        ------        ------
DISTRIBUTIONS:
   Net investment income ............................      (0.06)        (0.15)        (0.12)        (0.17)
                                                          ------        ------        ------        ------
   Total Distributions ..............................      (0.06)        (0.15)        (0.12)        (0.17)
                                                          ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ......................     $10.78        $10.23        $ 9.85        $ 9.30
                                                          ======        ======        ======        ======
TOTAL RETURN (EXCLUDES SALES CHARGE) (b) ............       5.95%         5.35%         7.19%        15.12%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) ..............     $  298        $  259        $  184        $   81
   Ratio of expenses to average net assets (c) (d) ..       1.51%         1.53%         1.44%         1.46%
   Ratio of net investment income to average net
      assets (c) ....................................       1.99%         1.36%         1.12%        78.00%
   Ratio of expenses to average net assets
      (c) (d) (e) ...................................       2.05%         2.26%         2.17%         2.21%
   Portfolio turnover (b) (f) .......................        120%           35%           44%           67%

----------
(a)  Class A Shares commenced operations on November 1, 2002.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2020 FUND

FINANCIAL HIGHLIGHTS, CLASS C SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   PERIOD ENDED
                                                                  APRIL 30, 2006
                                                                    (UNAUDITED)
                                                                  --------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................       $10.78
                                                                      ------
INVESTMENT ACTIVITIES:
   Net investment income ......................................         0.02
   Net realized and unrealized gains on investments ...........        (0.02)
                                                                      ------
      Total from Investment Activities ........................           --
                                                                      ------
NET ASSET VALUE, END OF PERIOD ................................       $10.78
                                                                      ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE) (b) .................         0.00%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) ........................       $    7
   Ratio of expenses to average net assets (c) ................         1.95%
   Ratio of net investment income to average net assets (c) ...         1.69%
   Ratio of expenses to average net assets (c) (d) ............         2.11%
   Portfolio turnover (b) (e) .................................          120%

----------
(a)  Class C Shares commenced operations on March 15, 2006.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS (76.0%)

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
CONSUMER DISCRETIONARY (6.3%)
Activision, Inc. .......................................       638        9,053
Actuant Corp. Class A ..................................       151        9,656
Altria Group, Inc. .....................................       757       55,381
Anheuser-Busch Cos., Inc. (a) ..........................       266       11,858
Archer-Daniels-Midland Co. (a) .........................       317       11,520
ArvinMeritor, Inc. .....................................       503        8,365
Avon Products, Inc. (a) ................................       284        9,261
Beazer Homes USA, Inc. (a) .............................       219       12,621
Black & Decker Corp. (a) ...............................       193       18,067
Brown-Forman Corp. Class B (a) .........................       147       10,952
Brunswick Corp. (a) ....................................       236        9,256
Bunge Ltd. .............................................       270       14,405
Callaway Golf Co. (a) ..................................       471        7,527
Carolina Group .........................................       566       29,002
Centex Corp. (a) .......................................       312       17,347
Champion Enterprises, Inc. .............................       526        8,027
Church & Dwight Co. (a) ................................       355       13,018
Cintas Corp. (a) .......................................       316       13,266
Clorox Co. (a) .........................................       118        7,573
Coach, Inc. ............................................       237        7,826
Coca-Cola Co. (a) ......................................       942       39,526
Colgate-Palmolive Co. (a) ..............................       321       18,978
Cooper Tire & Rubber Co. (a) ...........................       606        7,696
Corn Products International, Inc. ......................       465       13,020
Del Monte Foods Co. ....................................       670        7,812
Eastman Kodak Co. (a) ..................................       698       18,818
Electronic Arts, Inc. ..................................       188       10,678
Energizer Holdings, Inc. ...............................       166        8,491
Estee Lauder Cos., Inc. ................................       315       11,693
Flowers Foods, Inc. ....................................       315        8,848
Ford Motor Co. .........................................       934        6,491
Furniture Brands International, Inc. (a) ...............       367        8,441
Garmin Ltd .............................................       136       11,745
General Mills, Inc. (a) ................................        48        2,368
Gentex Corp. ...........................................       525        7,697
Genuine Parts Co. (a) ..................................       426       18,595
Goodyear Tire & Rubber Co. (a) .........................       729       10,206
H.J. Heinz Co. (a) .....................................       232        9,630
Hain Celestial Group, Inc. .............................       353        9,496
Harley-Davidson, Inc. (a) ..............................       170        8,643
Harman International Industries, Inc. (a) ..............       144       12,671
Hasbro, Inc. (a) .......................................       391        7,707
Hershey Co. (a) ........................................       135        7,201
HNI Corp. ..............................................       144        7,615
Hormel Foods Corp. (a) .................................       250        8,390
JM Smuckers Co. ........................................       195        7,656
Johnson Controls, Inc. (a) .............................       101        8,237
Jones Apparel Group, Inc. ..............................       297       10,202
KB Home ................................................       187       11,514
Kellwood Co. (a) .......................................       260        8,330
Kimberly-Clark Corp. (a) ...............................       247       14,457
La-Z-Boy, Inc. (a) .....................................       491        7,522
Leggett & Platt, Inc. (a) ..............................       465       12,336
Lennar Corp. Class A ...................................       299       16,424
Liberty Global, Inc. Series C ..........................       557       11,123
Liz Claiborne, Inc. (a) ................................       265       10,348
Martek Biosciences Corp. ...............................       239        7,098
Mattel, Inc. (a) .......................................       984       15,921
McCormick & Co., Inc. (a) ..............................       370       12,887
Modine Manufacturing Co. ...............................       312        9,051
Mohawk Industries, Inc. ................................       127       10,173
Molson Coors Brewing Co. Class B .......................       176       12,999
NBTY, Inc. .............................................       110        2,492
Newell Rubbermaid, Inc. (a) ............................       670       18,371
Nike, Inc. Class B (a) .................................       113        9,248
Nu Skin Enterprises, Inc. Class A (a) ..................       500        8,260
NutriSystem, Inc. ......................................       196       13,301
NVR, Inc. ..............................................        14       10,570
PepsiCo, Inc. (a) ......................................       729       42,456
Phillips-Van Heusen Corp. (a) ..........................       207        8,321
Polaris Industries, Inc. (a) ...........................       233       11,161
Polo Ralph Lauren Corp. ................................       143        8,683
Procter & Gamble Co. (a) ...............................     1,600       93,135
Ralcorp Holdings, Inc. (a) .............................       217        8,090
Sara Lee Corp. (a) .....................................       419        7,488
SCP Pool Corp. .........................................       296       13,829
Smithfield Foods, Inc. .................................       316        8,500
Snap-On, Inc. (a) ......................................       380       15,770
Standard Pacific Corp. (a) .............................       228        7,230
Stanley Works (a) ......................................       286       14,944
Starwood Hotels & Resorts Worldwide ....................       136        7,804
Steelcase, Inc. Class A ................................       416        7,788
Take-Two Interactive Software, Inc. ....................       523        8,917
THQ, Inc. ..............................................       347        8,894
Timberland Co. (a) .....................................       313       10,658
Tommy Hilfiger Corp. ...................................       665       11,072
Tupperware Brands Corp. (a) ............................       378        7,976
Tyson Foods, Inc. Class A (a) ..........................       575        8,395
Universal Corp. (a) ....................................       242        9,213
UST, Inc. (a) ..........................................       402       17,660
VF Corp. (a) ...........................................       217       13,278
WCI Communities, Inc. ..................................       340        8,714
Weight Watchers International, Inc. ....................       149        7,353
Whirlpool Corp. (a) ....................................        63        5,640
WM. Wrigley Jr. Co. (a) ................................       135        6,354
Wolverine World Wide, Inc. (a) .........................       416       10,333
Yankee Candle Co., Inc. ................................       254        7,656
                                                                     ----------
                                                                      1,212,269
                                                                     ----------
CONSUMER STAPLES (9.7%)
Abercrombie & Fitch Co. ................................       205       12,450
Adesa, Inc. ............................................       308        7,857
Advance Auto Parts, Inc. ...............................       257       10,337
ADVO, Inc. .............................................       234        6,632
Aeropostale, Inc. ......................................       312        9,582
AirTran Holdings, Inc. (a) .............................       620        8,668
Amazon.com, Inc. (a) ...................................       233        8,204
American Greetings Corp. Class A (a) ...................       461       10,382
AmerisourceBergen Corp. ................................       517       22,309
Andrx Group ............................................       528       12,308
Ann Taylor Stores Corp. ................................       408       15,231
aQuantive, Inc. ........................................       436       10,926
ARAMARK Corp. Class B ..................................       290        8,152
Arbitron, Inc. .........................................       230        8,202
AutoNation, Inc. .......................................       475       10,697
AutoZone, Inc. (a) .....................................       131       12,263
Avid Technology, Inc. ..................................       232        8,944
Barnes & Noble, Inc. ...................................       313       14,110
Bed Bath & Beyond, Inc. ................................       232        8,897

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
CONSUMER STAPLES, CONTINUED
Best Buy Co., Inc. .....................................       246       13,938
Big Lots, Inc. .........................................       835       12,066
Bob Evans Farms, Inc. (a) ..............................       256        7,393
Borders Group, Inc. ....................................       529       12,484
Brinker International, Inc. ............................       207        8,106
Cablevision Systems Corp. ..............................       441        8,939
Cardinal Health, Inc. (a) ..............................       266       17,915
Career Education Corp. .................................       230        8,480
CarMax, Inc. ...........................................       244        8,616
Casey's General Stores, Inc. ...........................       340        7,273
Catalina Marketing Corp. ...............................       427       10,111
CBRL Group, Inc. .......................................       261       10,625
CDW Corp. ..............................................       147        8,749
CEC Entertainment, Inc. ................................       254        8,915
Cendant Corp. ..........................................       543        9,464
Charming Shoppes, Inc. (a) .............................       773       10,629
Cheesecake Factory, Inc. ...............................       435       13,729
Chemed Corp. ...........................................       141        7,683
Chico's Fas, Inc. ......................................       419       15,528
Children's Place Retail Stores, ........................       136        8,402
Christopher & Banks Corp. ..............................       346        9,141
Circuit City Stores, Inc. (a) ..........................       444       12,765
CNET Networks, Inc. ....................................       770        8,301
Comcast Corp. Class A ..................................       781       24,172
Continental Airlines, Inc. Class B .....................       612       15,936
Costco Wholesale Corp. (a) .............................       293       15,948
CVS Corp. (a) ..........................................       502       14,919
DeVry, Inc. (a) ........................................       444       11,482
Dick's Sporting Goods, Inc. ............................       243       10,242
Dillard's, Inc. (a) ....................................       502       13,092
Discovery Holding Co. Class A ..........................       653        9,730
Dollar General Corp. (a) ...............................     1,000       17,460
Dollar Tree Stores, Inc. ...............................       367        9,568
DreamWorks Animation SKG, Inc. Class A .................       330        8,943
Dress Barn, Inc. .......................................       332        8,396
Dun & Bradstreet Corp. .................................       162       12,477
E.W. Scripps Co. Class A ...............................       191        8,801
eBay, Inc. .............................................       458       15,760
EchoStar Communications Corp. (a) ......................       510       15,759
Education Management Corp. .............................       382       16,220
Entercom Communications Corp. Class A ..................       357        9,450
Family Dollar Stores, Inc. (a) .........................       493       12,325
Fastenal Co. ...........................................       330       15,447
Federated Department Stores, Inc. ......................       140       10,899
Foot Locker, Inc. ......................................       526       12,193
Gannett Co., Inc. (a) ..................................       132        7,260
Gaylord Entertainment Co. ..............................       221        9,779
Getty Images, Inc. .....................................       115        7,361
Guitar Center, Inc. ....................................       146        7,849
H&R Block, Inc. (a) ....................................       727       16,597
Harrah's Entertainment, Inc. ...........................       114        9,307
Home Depot, Inc. (a) ...................................       917       36,617
IHOP Corp. .............................................       150        7,188
International Game Technology (a) ......................       212        8,041
International Speedway Corp. Class A (a) ...............       160        7,870
Interpublic Group of Cos. (a) ..........................     1,027        9,839
ITT Educational Services, Inc. (a) .....................       256       16,269
J.C. Penney Co., Inc. (a) ..............................       160       10,474
Jack in the Box, Inc. ..................................       204        8,527
John Wiley & Sons, Inc. Class A (a) ....................       233        8,537
Kohl's Corp. (a) .......................................       191       10,665
Kroger Co. (a) .........................................       386        7,820
Lamar Advertising Co. Class A ..........................       199       10,943
Laureate Education, Inc. ...............................       250       12,523
Liberty Media Corp. Series A ...........................     1,662       13,878
Live Nation, Inc. ......................................       458        8,702
Longs Drug Stores Corp. (a) ............................       223       10,572
Lowe's Cos. (a) ........................................       308       19,419
Marriott International, Inc. Class A (a) ...............       117        8,549
Matthews International Corp. Class A ...................       239        8,317
McClatchy Co. Class A ..................................       150        6,780
McDonald's Corp. (a) ...................................       462       15,971
McGraw-Hill Cos. (a) ...................................       232       12,913
McKesson Corp. (a) .....................................       173        8,406
Media General, Inc. Class A (a) ........................       156        6,408
Men's Wearhouse, Inc. ..................................       273        9,675
Meredith Corp. (a) .....................................       225       11,160
Michaels Stores, Inc. ..................................       318       12,030
Navteq Corp. ...........................................       210        8,719
Netflix, Inc. ..........................................       376       11,145
New York Times Co. Class A (a) .........................       355        8,800
News Corp. Class A .....................................       765       13,127
News Corp. Class B .....................................       417        7,602
Nordstrom, Inc. (a) ....................................       545       20,890
O'Reilly Automotive, Inc. ..............................       261        8,843
Office Depot, Inc. .....................................       805       32,668
Omnicare, Inc. (a) .....................................       257       14,574
Omnicom Group, Inc. ....................................       112       10,081
P.F. Chang's China Bistro, Inc. ........................       196        8,352
Pacific Sunwear of California, Inc. ....................       429        9,996
Panera Bread Co. Class A ...............................       165       12,240
Payless Shoesource, Inc. ...............................       492       11,301
Penn National Gaming, Inc. .............................       201        8,185
PETsMART, Inc. .........................................       338        9,349
Pier 1 Imports, Inc. (a) ...............................       753        9,089
Pinnacle Entertainment, Inc. ...........................       332        9,064
Pixar (a) ..............................................       135        8,679
R.H. Donnelley Corp. ...................................       170        9,542
RadioShack Corp. .......................................       451        7,667
Regis Corp. ............................................       247        8,662
Rent-A-Center, Inc. ....................................       708       19,555
Royal Caribbean Cruises Ltd. ...........................       322       13,456
Ruby Tuesday, Inc. (a) .................................       351       10,449
Sabre Holdings Corp. (a) ...............................       320        7,389
Safeway, Inc. (a) ......................................       296        7,438
Saks, Inc. .............................................       912       18,368
Scientific Games Corp. .................................       376       14,322
Sears Holdings Corp. ...................................        61        8,765
Service Corp. International (a) ........................     2,246       18,080
ServiceMaster Co. ......................................       711        8,560
Sirius Satellite Radio, Inc. ...........................     2,812       13,160
Six Flags, Inc. ........................................       703        6,475
Sonic Corp. ............................................       331       11,224
Staples, Inc. ..........................................       454       11,990
Starbucks Corp. ........................................       477       17,778

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
CONSUMER STAPLES, CONTINUED
Station Casinos, Inc. (a) ..............................       113        8,710
Strayer Education, Inc. (a) ............................        82        8,527
Supervalu, Inc. (a) ....................................       329        9,544
Sysco Corp. (a) ........................................       385       11,508
Target Corp. ...........................................       353       18,744
Time Warner, Inc. ......................................     1,772       30,833
Tractor Supply Co. .....................................       196       12,699
Univision Communications, Inc. Class A .................       599       21,378
Urban Outfitters, Inc. .................................       276        6,403
VCA Antech, Inc. .......................................       458       14,239
Viacom, Inc. Class B ...................................       431       17,167
Wal-Mart Stores, Inc. (a) ..............................     1,133       51,020
Walgreen Co. (a) .......................................       437       18,323
Washington Post Co. Class B (a) ........................        14       10,724
Wendy's International, Inc. (a) ........................       376       23,229
Whole Foods Market, Inc. ...............................       302       18,537
Williams-Sonoma, Inc. ..................................       219        9,170
WM Wrigley Jr. Co ......................................        34        1,591
Wynn Resorts Ltd. ......................................       162       12,330
XM Satellite Radio Holdings, Inc. Class A ..............       521       10,535
Yum! Brands, Inc. ......................................       175        9,044
Zale Corp. .............................................       491       12,103
                                                                     ----------
                                                                      1,872,810
                                                                     ----------
ENERGY (5.7%)
Anadarko Petroleum Corp. (a) ...........................       119       12,474
Apache Corp. (a) .......................................       174       12,363
Atwood Oceanics, Inc. ..................................       198       10,563
Baker Hughes, Inc. (a) .................................       212       17,136
Cabot Oil & Gas Corp. (a) ..............................       272       13,399
Cheniere Energy, Inc. ..................................       284       12,169
Chesapeake Energy Corp. (a) ............................       821       26,009
Chevron Corp. ..........................................       823       50,219
ConocoPhillips .........................................       810       54,189
Cooper Cameron Corp. ...................................       266       13,364
Core Laboratories N.V. (a) .............................       194       11,883
Denbury Resources, Inc. (a) ............................       639       20,831
Devon Energy Corp. .....................................       236       14,186
Diamond Offshore Drilling, Inc. (a) ....................       143       12,980
Dynegy, Inc. Class A ...................................     1,947        9,677
El Paso Corp. ..........................................     1,605       20,721
Encore Acquisition Co. .................................       260        7,966
ENSCO International, Inc. (a) ..........................       356       19,042
EOG Resources, Inc. ....................................       150       10,535
Exxon Mobil Corp. ......................................     2,190      138,144
FMC Technologies, Inc. .................................       157        8,569
Forest Oil Corp. .......................................       390       14,262
Global Industries Ltd. (a) .............................       619        9,824
GlobalSantaFe Corp. ....................................       138        8,447
Grant Prideco, Inc. ....................................       302       15,462
Grey Wolf, Inc. ........................................     1,382       10,780
Halliburton Co. (a) ....................................       318       24,852
Hanover Compressor Co. (a) .............................       663       13,366
Helix Energy Solutions Group, Inc. .....................       400       15,528
Helmerich & Payne, Inc. (a) ............................       109        7,929
Houston Exploration Co. (a) ............................       158        8,835
Hydril .................................................       144       11,543
Lone Star Technologies, Inc. (a) .......................       162        8,588
Marathon Oil Corp. .....................................       193       15,316
Maverick Tube Corp. (a) ................................       238       12,952
McDermott International, Inc. (a) ......................       134        8,147
Nabors Industries Ltd. .................................       742       27,699
Noble Corp. ............................................       310       24,471
Noble Energy, Inc. .....................................       425       19,117
Occidental Petroleum Corp. (a) .........................       226       23,219
Oceaneering International, Inc. ........................       141        8,605
OGE Energy Corp. (a) ...................................       652       19,664
Parker Drilling Co. (a) ................................       770        6,468
Patterson-UTI Energy, Inc. .............................       406       13,138
Pogo Producing Co. .....................................       183        9,093
Pride International, Inc. ..............................       371       12,944
Range Resources Corp. (a) ..............................       300        7,959
Rowan Cos., Inc. (a) ...................................       257       11,393
Schlumberger Ltd. (a) ..................................       616       42,590
SEACOR Holding, Inc. (a) ...............................       108        9,553
Smith International, Inc. ..............................       499       21,073
Southwestern Energy Co. (a) ............................       392       14,120
St. Mary Land & Exploration Co. ........................       322       13,576
Stone Energy Corp. (a) .................................       238       11,210
Tesoro Corp. (a) .......................................       163       11,397
Tetra Technologies, Inc. (a) ...........................       253       12,448
TODCO ..................................................       340       15,596
Transocean, Inc. (a) ...................................       205       16,619
Unit Corp. (a) .........................................       216       12,474
Valero Energy Corp. (a) ................................       324       20,976
Veritas DGC, Inc. (a) ..................................       242       11,597
Western Gas Resources, Inc. (a) ........................       208       10,816
Williams Cos. (a) ......................................       379        8,311
XTO Energy, Inc. .......................................       215        9,105
                                                                     ----------
                                                                      1,107,481
                                                                     ----------
FINANCIALS (17.0%)
A.G. Edwards, Inc. (a) .................................       187        9,881
ACE Ltd. ...............................................       168        9,331
Affiliated Managers Group, Inc. ........................       188       19,044
AFLAC, Inc. (a) ........................................       312       14,832
Alexandria Real Estate Equities, Inc. ..................       126       11,416
Allstate Corp. (a) .....................................       222       12,541
AMB Property Corp. .....................................       208       10,398
AMBAC Financial Group, Inc. (a) ........................       256       21,084
American Express Co. (a) ...............................       484       26,044
American Financial Group, Inc. .........................       289       12,797
American Home Mortgage Investment Corp. REIT ...........       327       11,353
American International Group, Inc. (a) .................       833       54,352
AmeriCredit Corp. ......................................       340       10,295
AmerUs Group Co. Class A ...............................       288       16,891
AmSouth Bancorp (a) ....................................       846       24,483
Annaly Mortgage Management, Inc. .......................       879       11,840
Aon Corp. (a) ..........................................       643       26,948
Archstone-Smith Trust ..................................       516       25,222
Arden Realty Group, Inc. ...............................       483       21,899
Arthur J. Gallagher & Co. (a) ..........................       312        8,561
Associated Banc-Corp. ..................................       311       10,518
Assurant, Inc. .........................................       284       13,680
Astoria Financial Corp. ................................       247        7,736
Avalonbay Communities, Inc. ............................       171       18,417
Axis Capital Holdings Ltd. .............................       296        8,827
BancorpSouth, Inc. (a) .................................       522       13,379

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
FINANCIALS, CONTINUED
Bank of America Corp. (a) ..............................     1,938       96,744
Bank of Hawaii Corp. ...................................       299       16,239
Bank of New York Co. (a) ...............................       412       14,482
BB&T Corp. (a) .........................................       287       12,324
Bear Stearns Cos. (a) ..................................        57        8,123
Boston Properties, Inc. ................................       274       24,186
Brandywine Realty Trust ................................       633       17,920
Brown & Brown, Inc. ....................................       263        8,213
Capital One Financial Corp. (a) ........................       159       13,776
CapitalSource, Inc. ....................................       354        8,319
CarrAmerica Realty Corp. ...............................       420       18,799
Cathay General Bancorp .................................       241        9,221
CB Richard Ellis Group, Inc. Class A ...................       143       12,568
CBL & Associates Properties, Inc. ......................       336       13,437
Charles Schwab Corp. (a) ...............................       828       14,821
Chicago Mercantile Exchange Holdings, Inc. .............        16        7,328
Chittenden Corp. .......................................       334        9,205
Chubb Corp. (a) ........................................       212       10,926
Cincinnati Financial Corp. (a) .........................       375       15,990
CIT Group, Inc. ........................................       513       27,707
Citigroup, Inc. (a) ....................................     2,063      103,046
Citizens Banking Corp. .................................       388       10,146
Colonial Bancgroup, Inc. (a) ...........................       375        9,724
Colonial Properties Trust ..............................       325       16,003
Commerce Bancshares, Inc. ..............................       166        8,674
Compass Bancshares, Inc. ...............................       299       16,433
Conseco, Inc. ..........................................       367        9,267
Countrywide Financial Corp. (a) ........................       315       12,808
Cousins Properties, Inc. ...............................       292        9,183
Cullen/Frost Bankers, Inc. (a) .........................       290       16,785
Delphi Financial Group, Inc. Class A (a) ...............       151        7,911
Doral Financial Corp. ..................................       882        6,977
Duke Realty Corp. ......................................       348       12,319
E*TRADE Financial Corp. ................................       868       21,596
East West Bancorp, Inc. ................................       297       11,782
Eaton Vance Corp. (a) ..................................       434       12,356
Equity Inns, Inc. ......................................       500        8,100
Equity Lifestyle Properties, Inc. ......................       156        6,862
Equity Office Properties Trust .........................       269        8,689
Essex Property Trust, Inc. .............................       117       12,765
Everest Re Group Ltd. ..................................       150       13,650
F.N.B. Corp. ...........................................       491        8,239
Fannie Mae (a) .........................................       353       17,862
Federal Realty Investment Trust ........................       123        8,392
Federated Investors, Inc. ..............................       233        8,178
Felcor Lodging Trust, Inc. .............................       443        9,591
Fidelity National Financial, Inc. (a) ..................       390       16,372
Fifth Third Bancorp (a) ................................       249       10,065
First American Corp. (a) ...............................       203        8,648
First Bancorp (Puerto Rico) (a) ........................       710        7,526
First Horizon National Corp. ...........................       301       12,768
First Midwest Bancorp (a) ..............................       337       12,142
First Niagara Financial Group, Inc. ....................       856       11,984
FirstFed Financial Corp. (a) ...........................       122        7,673
FirstMerit Corp. (a) ...................................       567       13,943
Forest City Enterprises, Inc. Class A ..................       186        8,396
Franklin Resources, Inc. (a) ...........................        88        8,195
Freddie Mac (a) ........................................       252       15,387
Fulton Financial Corp. .................................     1,139       18,737
Genworth Financial, Inc. Class A .......................       930       30,876
Goldman Sachs Group, Inc. ..............................       130       20,838
Greater Bay Bancorp (a) ................................       372       10,275
Hartford Financial
   Services Group, Inc. (a) ............................       159       14,617
Health Care Property Investors, Inc. ...................       331        9,076
Health Care REIT, Inc. .................................       418       14,546
Healthcare Realty Trust, Inc. ..........................       341       12,914
Highwoods Properties, Inc. .............................       389       12,269
Hilb Rogal & Hobbs Co. (a) .............................       266       10,874
Home Properties, Inc. ..................................       228       11,405
Horace Mann Educators Corp. ............................       405        7,051
Hospitality Properties Trust ...........................       162        6,982
Host Marriott Corp. ....................................        83        1,745
HRPT Properties Trust ..................................     1,521       16,701
Hudson City Bancorp, Inc. ..............................     2,009       26,941
Hugoton Royalty Trust ..................................        13          354
Huntington Bancshares, Inc. (a) ........................       526       12,703
Independence Community Bank Corp. ......................       191        8,022
IndyMac Bancorp, Inc. ..................................       592       28,605
Investment Technology Group, Inc. (a) ..................       110        5,829
Investors Financial Services Corp. (a) .................       210       10,051
iStar Financial, Inc. ..................................       271       10,368
Janus Capital Group, Inc. ..............................       552       10,742
Jefferies Group, Inc. (a) ..............................       275       18,274
Jones Lang LaSalle, Inc. ...............................       162       13,731
JPMorgan Chase & Co. ...................................     1,460       66,254
KeyCorp (a) ............................................       216        8,256
Kilroy Realty Corp. ....................................       215       15,334
Kimco Realty Corp. .....................................       520       19,308
Knight Capital Group, Inc. Class A .....................       778       13,039
LaBranche & Co., Inc. ..................................       534        7,545
LaSalle Hotel Properties ...............................       293       12,813
Lazard Ltd. ............................................       279       12,388
Legg Mason, Inc. (a) ...................................        68        8,057
Lehman Brothers Holdings, Inc. (a) .....................        95       14,359
Lexington Corporate Properties Trust ...................       490       10,564
Liberty Property Trust .................................       215        9,611
Lincoln National Corp. (a) .............................       558       32,409
Loews Corp. (a) ........................................        83        8,810
Macerich Co. ...........................................       161       11,788
Mack-Cali Realty Corp. .................................       445       20,123
Markel Corp. ...........................................        30       10,478
Marsh & McLennan Cos. (a) ..............................       278        8,526
Marshall & Ilsley Corp. (a) ............................       468       21,397
MBIA, Inc. (a) .........................................       330       19,678
Mellon Financial Corp. (a) .............................       221        8,316
Mercantile Bankshares Corp. (a) ........................       299       11,236
MeriStar Hospitality Corp. .............................       827        8,634
Merrill Lynch & Co., Inc. (a) ..........................       446       34,011
MetLife, Inc. ..........................................       217       11,306
MGIC Investment Corp. (a) ..............................       232       16,402
Moody's Corp. ..........................................       156        9,674
Morgan Stanley (a) .....................................       351       22,569
Nasdaq Stock Market, Inc. (a) ..........................       409       15,305
National City Corp. (a) ................................       297       10,959
National Financial Partners Corp.c .....................       243       12,636

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
FINANCIALS, CONTINUED
Nationwide Financial
   Services, Inc. Class A (a) ..........................       415       18,210
Nationwide Health Properties, Inc. .....................       490       10,545
New Century Financial Corp. ............................       368       18,849
New Plan Excel Realty Trust, Inc. ......................       350        8,628
New York Community Bancorp, Inc. .......................       587       10,102
North Fork Bancorp .....................................       294        8,858
NovaStar Financial, Inc. ...............................       279       10,323
Ohio Casualty Corp. ....................................       461       13,669
Old National Bancorp ...................................       501       10,341
Old Republic International Corp. (a) ...................       522       11,615
Pacific Capital Bancorp ................................       313       10,498
Pan Pacific Retail Properties, Inc. ....................       227       15,127
Park National Corp. ....................................        86        8,626
PartnerRe Ltd. .........................................       133        8,319
Pennsylvania Real Estate Investment Trust ..............       244        9,897
Philadelphia Consolidated Holding Co. (a) ..............       383       12,689
Phoenix Cos., Inc. .....................................       652        9,904
Platinum Underwriters Holdings Ltd. ....................       391       10,780
Plum Creek Timber Co., Inc. REIT .......................       448       16,262
PMI Group, Inc. ........................................       228       10,522
PNC Financial Services Group, Inc. (a) .................       154       11,006
Popular, Inc. ..........................................       596       12,325
Post Properties, Inc. ..................................       295       12,889
Potlatch Corp. REIT ....................................       205        7,983
Principal Financial Group, Inc. ........................       148        7,594
ProAssurance Corp. .....................................       213       10,731
Progressive Corp. (a) ..................................       107       11,613
Protective Life Corp. (a) ..............................       157        7,913
Provident Bankshares Corp. .............................       239        8,308
Provident Financial Services, Inc. .....................       499        9,107
Prudential Financial, Inc. .............................       174       13,595
Public Storage, Inc. ...................................       208       15,991
Radian Group, Inc. (a) .................................       210       13,171
Realty Income Corp. ....................................       607       13,761
Reckson Associates Realty Corp. ........................       584       23,757
Redwood Trust, Inc. (a) ................................       221        9,386
Regions Financial Corp. ................................       245        8,945
RenaissanceRe Holdings Ltd. ............................       173        7,275
Republic Bancorp, Inc. (a) .............................       719        8,247
Safeco Corp. (a) .......................................       301       15,622
SEI Investments Co. (a) ................................       216        9,275
Selective Insurance Group, Inc. (a) ....................       156        8,683
Shurgard Storage Centers, Inc. .........................       349       21,980
Simon Property Group, Inc. .............................       137       11,218
Sky Financial Group, Inc. ..............................       365        9,435
SLM Corp. ..............................................       259       13,696
South Financial Group, Inc. ............................       540       14,650
Sovereign Bancorp, Inc. ................................       913       20,241
St. Joe Co. ............................................       166        9,323
St. Paul Travelers Cos., Inc. (a) ......................       367       16,159
StanCorp Financial Group, Inc. (a) .....................       318       15,690
Sterling Bancshares, Inc. ..............................       425        7,038
SunTrust Banks, Inc. (a) ...............................       191       14,770
Susquehanna Bancshares, Inc. ...........................       337        8,044
SVB Financial Group ....................................       199       10,103
Synovus Financial Corp. (a) ............................       628       17,584
T. Rowe Price Group, Inc. ..............................       304       25,594
Taubman Centers, Inc. ..................................       284       11,684
TCF Financial Corp. ....................................       313        8,407
TD Ameritrade Holding Corp. ............................       641       11,897
TD Banknorth, Inc. .....................................       287        8,521
Thornburg Mortgage, Inc. ...............................       729       21,075
Torchmark Corp. (a) ....................................       253       15,208
Trizec Properties, Inc. ................................       311        7,781
Trustco Bank Corp. .....................................       704        8,145
Trustmark Corp. ........................................       356       11,182
U.S. Bancorp ...........................................       663       20,845
UnionBanCal Corp. ......................................       136        9,532
United Bankshares, Inc. ................................       299       10,908
United Dominion Realty Trust, Inc. .....................       334        9,081
Unitrin, Inc. ..........................................       150        7,328
UnumProvident Corp. (a) ................................       724       14,704
Valley National Bancorp ................................       374        9,739
Ventas, Inc. ...........................................       250        8,168
W Holding Co., Inc. ....................................       960        7,190
Wachovia Corp. .........................................       641       38,363
Washington Federal, Inc. ...............................       627       14,998
Washington Mutual, Inc. (a) ............................       520       23,431
Washington Real Estate Investment Trust ................       303       11,293
Weingarten Realty Investors ............................       279       10,995
Wells Fargo & Co. (a) ..................................       611       41,969
Westamerica Bancorp ....................................       178        9,103
White Mountains Insurance Group Ltd. ...................        19        9,909
Whitney Holding Corp. (a) ..............................       551       19,594
Willis Group Holdings Ltd. .............................       405       14,236
Wilmington Trust Corp. (a) .............................       227       10,056
Wintrust Financial Corp. ...............................       175        9,056
XL Capital Ltd. Class A ................................       116        7,643
                                                                     ----------
                                                                      3,267,352
                                                                     ----------
HEALTH CARE (8.2%)
Abbott Laboratories (a) ................................       551       23,550
Advanced Medical Optics, Inc. ..........................       364       16,962
Aetna, Inc. ............................................       355       13,668
Alexion Pharmaceuticals, Inc. ..........................       228        7,750
Allergan, Inc. (a) .....................................       178       18,284
American Medical Systems Holdings, Inc. ................       357        7,929
Amgen, Inc. ............................................       541       36,626
Amylin Pharmaceuticals, Inc. ...........................       235       10,234
Applied Biosystems Group-Applera Corp. .................       492       14,189
Arthrocare Corp. .......................................       180        8,159
Barr Pharmaceuticals, Inc. .............................       218       13,200
Bausch & Lomb, Inc. (a) ................................       124        6,070
Beckman Coulter, Inc. (a) ..............................       145        7,447
Becton Dickinson & Co. (a) .............................       146        9,204
Bio-Rad Laboratories, Inc. Class A .....................       134        8,765
Biogen Idec, Inc. ......................................       210        9,419
Boston Scientific Corp. ................................       710       16,502
Bristol-Myers Squibb Co. (a) ...........................       714       18,121
C.R. Bard, Inc. (a) ....................................       246       18,317
Caremark Rx, Inc. ......................................       279       12,708
Celera Genomics Group-Applera Corp. ....................       691        8,285

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
HEALTH CARE, CONTINUED
Celgene Corp. ..........................................       797       33,602
Centene Corp. ..........................................       311        7,990
Cephalon, Inc. .........................................       133        8,733
Charles River Laboratories International, Inc. .........       169        7,985
CIGNA Corp. (a) ........................................        70        7,490
Community Health Systems, Inc. .........................       205        7,429
Cooper Cos. (a) ........................................       144        7,894
Covance, Inc. ..........................................       147        8,577
Coventry Health Care, Inc. .............................       380       18,875
Cubist Pharmaceuticals, Inc. ...........................       396        8,977
CV Therapeutics, Inc. ..................................       323        6,412
Cytyc Corp. ............................................       267        6,902
Dade Behring Holdings, Inc. ............................       210        8,190
DaVita, Inc. ...........................................       235       13,221
Delta & Pine Land Co. (a) ..............................       343       10,146
Dentsply International, Inc. (a) .......................       164        9,786
Diagnostic Products Corp. (a) ..........................       169        9,802
Edwards Lifesciences Corp. .............................       333       14,799
Endo Pharmaceuticals Holdings, Inc. ....................       257        8,083
Fisher Scientific International, Inc. ..................       288       20,318
Forest Laboratories, Inc. ..............................       218        8,803
Gen-Probe, Inc. ........................................       277       14,811
Genentech, Inc. ........................................       204       16,261
Genzyme Corp. ..........................................       160        9,786
Gilead Sciences, Inc. ..................................       284       16,330
Haemonetics Corp. (a) ..................................       141        7,685
Health Management Associates, Inc. Class A .............       562       11,639
Health Net, Inc. .......................................       370       15,059
Healthways, Inc. .......................................       191        9,370
Henry Schein, Inc. (a) .................................       203        9,464
Hillenbrand Industries, Inc. (a) .......................       142        7,293
Hologic, Inc. ..........................................       197        9,391
Hospira, Inc. ..........................................       520       20,046
Humana, Inc. (a) .......................................       378       17,078
IDEXX Laboratories, Inc. (a) ...........................       188       15,643
ImClone Systems, Inc. (a) ..............................       218        7,870
Immucor, Inc. (a) ......................................       251        7,292
Intuitive Surgical, Inc. ...............................       100       12,700
Invitrogen Corp. .......................................       124        8,185
Johnson & Johnson (a) ..................................     1,809      106,025
King Pharmaceuticals, Inc. .............................       589       10,243
Kyphon, Inc. ...........................................       203        8,435
Laboratory Corp. of America Holdings ...................       312       17,815
LifePoint Hospitals, Inc. ..............................       287        9,098
Lincare Holdings, Inc. .................................       236        9,329
Manor Care, Inc. (a) ...................................       255       11,182
Medco Health Solutions, Inc. ...........................       191       10,167
Medicines Co. ..........................................       346        6,650
Medicis Pharmaceutical Corp. ...........................       304        9,996
Medimmune, Inc. ........................................       584       18,378
Medtronic, Inc. (a) ....................................       531       26,614
Mentor Corp. ...........................................       215        9,316
Merck & Co., Inc. (a) ..................................       806       27,743
MGI Pharma, Inc. .......................................       434        8,107
Millennium Pharmaceuticals, Inc. .......................       747        6,783
Millipore Corp. (a) ....................................       116        8,558
Mylan Laboratories, Inc. (a) ...........................       531       11,597
Myriad Genetics, Inc. ..................................       280        7,176
Nektar Therapeutics ....................................       475       10,217
Neurocrine Biosciences, Inc. ...........................       204       11,701
Onyx Pharmaceuticals, Inc. .............................       300        7,005
Owens & Minor, Inc. (a) ................................       285        9,083
Patterson Cos., Inc. ...................................       273        8,894
PDL BioPharma, Inc. ....................................       631       18,160
Pediatrix Medical Group, Inc. (a) ......................       266       13,465
Perrigo Co. ............................................       644       10,278
Pfizer, Inc. (a) .......................................     3,406       86,274
Pharmaceutical Product Development, Inc. ...............       332       11,909
PolyMedica Corp. .......................................       180        7,436
Quest Diagnostics, Inc. (a) ............................       366       20,397
ResMed, Inc. ...........................................       394       17,001
Respironics, Inc. (a) ..................................       233        8,532
Sepracor, Inc. .........................................       247       11,026
Sierra Health Services, Inc. (a) .......................       290       11,371
St. Jude Medical, Inc. (a) .............................       227        8,962
Stryker Corp. (a) ......................................       173        7,569
Sunrise Senior Living, Inc. ............................       207        7,700
Sybron Dental Specialties, Inc. ........................       226       10,631
Techne Corp. ...........................................       204       11,559
Telik, Inc. ............................................       385        7,080
Tenet Healthcare Corp. (a) .............................     1,140        9,485
Triad Hospitals, Inc. ..................................       201        8,281
United Surgical Partners International, Inc. ...........       242        7,988
United Therapeutics Corp. ..............................       126        7,503
UnitedHealth Group, Inc. ...............................       754       37,504
Universal Health Services, Inc. Class B ................       168        8,533
Varian Medical Systems, Inc. (a) .......................       307       16,081
Varian, Inc. ...........................................       179        7,745
Ventana Medical Systems, Inc. ..........................       239       11,639
Vertex Pharmaceuticals, Inc. ...........................       350       12,730
Waters Corp. ...........................................       260       11,783
Watson Pharmaceuticals, Inc. ...........................       254        7,224
WellPoint, Inc. ........................................       288       20,448
Wyeth ..................................................       487       23,702
Zimmer Holdings, Inc. ..................................       153        9,624
                                                                     ----------
                                                                      1,575,038
                                                                     ----------
INDUSTRIALS (11.4%)
Accenture Ltd. Class A .................................       346       10,058
Aeroflex, Inc. (a) .....................................       540        6,809
AGCO Corp. .............................................       654       15,480
Agilent Technologies, Inc. .............................       336       12,909
Albany International Corp. Class A (a) .................       212        8,289
Alexander & Baldwin, Inc. (a) ..........................       244       12,168
Alliance Data Systems Corp. ............................       163        8,965
Alliant Techsystems, Inc. ..............................       210       16,798
Allied Waste Industries, Inc. (a) ......................       716       10,139
American Standard Cos., Inc. ...........................       412       17,934
Ametek, Inc. (a) .......................................       387       19,067
Amphenol, Inc. .........................................       206       11,907
Anixter International, Inc. (a) ........................       185        9,405
Aptargroup, Inc. .......................................       181        9,486
Armor Holdings, Inc. ...................................       181       11,054
Arrow Electronics, Inc. ................................       288       10,426

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
INDUSTRIALS, CONTINUED
Automatic Data Processing, Inc. (a) ....................       357       15,737
Avnet, Inc. (a) ........................................       332        8,682
Ball Corp. (a) .........................................       240        9,595
Banta Corp. (a) ........................................       178        9,003
Belden CDT, Inc. .......................................       339       10,611
Bemis Co., Inc. (a) ....................................       257        8,085
Benchmark Electronics, Inc. ............................       324        8,845
Boeing Co. (a) .........................................       472       39,387
Brink's Co. ............................................       328       16,662
C.H. Robinson Worldwide, Inc. ..........................       401       17,784
Carlisle Cos. (a) ......................................       174       14,703
Ceradyne, Inc. .........................................       183        9,699
Ceridian Corp. .........................................       362        8,771
CheckFree Corp. ........................................       178        9,589
Checkpoint Systems, Inc. (a) ...........................       272        7,167
Choicepoint, Inc. ......................................       208        9,158
Clarcor, Inc. (a) ......................................       288       10,080
Cognex Corp. ...........................................       321        8,555
Commscope, Inc. ........................................       392       12,956
Convergys Corp. ........................................       476        9,268
Corporate Executive Board Co. ..........................        97       10,392
Corrections Corp. of America ...........................       219        9,829
Crane Co. (a) ..........................................       372       15,717
Crown Holdings, Inc. ...................................     1,209       19,380
Cummins, Inc. (a) ......................................       128       13,376
Curtiss-Wright Corp. (a) ...............................       242        8,020
Danaher Corp. (a) ......................................       159       10,193
Deere & Co. (a) ........................................       128       11,236
Dionex Corp. ...........................................       149        8,958
Donaldson Co., Inc. (a) ................................       409       13,595
DRS Technologies, Inc. .................................       218       12,106
Eagle Materials, Inc. ..................................       301       19,941
EGL, Inc. ..............................................       175        8,176
EMCOR Group, Inc. (a) ..................................       174        8,709
Emdeon Corp. ...........................................       901       10,280
Energy Conversion Devices, Inc. ........................       133        6,651
ESCO Technologies, Inc. ................................       189        9,582
Esterline Technologies Corp. (a) .......................       188        8,332
Expeditors International of Washington, Inc. ...........       250       21,403
FedEx Corp. (a) ........................................       175       20,148
Fidelity National Information Services, Inc. ...........       302       11,476
First Data Corp. (a) ...................................       474       22,604
Fiserv, Inc. ...........................................       459       20,692
Flextronics International Ltd. .........................     1,377       15,643
Flir Systems, Inc. .....................................       382        9,340
Florida Rock Industries, Inc. (a) ......................       165       10,291
Flowserve Corp. (a) ....................................       418       24,042
Fluor Corp. ............................................       204       18,954
Foster Wheeler Ltd. ....................................       345       15,373
FTI Consulting, Inc. ...................................       317        9,111
Gardner Denver, Inc. (a) ...............................       192       14,310
General Cable Corp. (a) ................................       355       11,207
General Electric Co. (a) ...............................     4,403      152,299
General Maritime Corp. .................................       337       11,195
Global Payments, Inc. ..................................       184        8,727
Graco, Inc. (a) ........................................       386       18,046
Granite Construction, Inc. .............................       240       11,126
Harsco Corp. (a) .......................................       232       19,337
Hewitt Associates, Inc. Class A ........................       296        8,581
Honeywell International, Inc. (a) ......................       408       17,340
Hubbell, Inc. Class B (a) ..............................       176        9,090
IDEX Corp. (a) .........................................       276       14,021
Ingersoll-Rand Co. Ltd. Class A ........................       175        7,656
Iron Mountain, Inc. ....................................       259       10,127
ITT Industries, Inc. (a) ...............................       434       24,403
J.B. Hunt Transport Services, Inc. .....................       397        9,461
Jabil Circuit, Inc. ....................................       415       16,181
Jacobs Engineering Group, Inc. .........................       136       11,247
Jarden Corp. ...........................................       351       11,934
JLG Industries, Inc. (a) ...............................       570       16,348
Joy Global, Inc. .......................................       275       18,065
Kansas City Southern ...................................       526       12,782
Kemet Corp. ............................................       819        8,853
Kennametal, Inc. (a) ...................................       215       13,298
L-3 Communications Holdings, Inc. ......................       282       23,038
Landstar System, Inc. ..................................       327       13,894
Lockheed Martin Corp. (a) ..............................       215       16,319
Louisiana-Pacific Corp. (a) ............................       355        9,791
Manitowoc Co. (a) ......................................       330       16,365
Martin Marietta Materials, Inc. (a) ....................       110       11,678
Masco Corp. (a) ........................................       232        7,401
MDU Resources Group, Inc. (a) ..........................       270        9,923
MeadWestvaco Corp. .....................................       448       12,772
Mettler-Toledo International, Inc. .....................       136        8,813
Molex, Inc. Class A ....................................       268        8,616
Monster Worldwide, Inc. ................................       254       14,580
MPS Group, Inc. ........................................       733       11,699
MSC Industrial Direct Co. (a) ..........................       252       13,069
Mueller Industries, Inc. ...............................       240        9,091
National Instruments Corp. .............................       295        9,343
Nordson Corp. ..........................................       166        8,873
Northrop Grumman Corp. (a) .............................       175       11,708
OMI Corp. (a) ..........................................       545       10,508
Oshkosh Truck Corp. ....................................       172       10,526
Owens-Illinois, Inc. (a) ...............................       471        8,610
Pactiv Corp. (a) .......................................       482       11,732
Pall Corp. (a) .........................................       303        9,145
Paychex, Inc. (a) ......................................       209        8,442
PerkinElmer, Inc. (a) ..................................       874       18,739
PHH Corp. ..............................................       294        8,197
Powerwave Technologies, Inc. ...........................       799        8,909
Precision Castparts Corp. (a) ..........................       312       19,650
Quanex Corp. (a) .......................................       208        8,894
Quanta Services, Inc. ..................................       735       11,922
R.R. Donnelley & Sons Co. (a) ..........................       525       17,687
Raytheon Co. ...........................................       237       10,492
Republic Services, Inc. ................................       295       12,983
Resources Connection, Inc. .............................       265        7,129
Robert Half International, Inc. ........................       405       17,119
Rockwell Collins, Inc. .................................       371       21,221
Roper Industries, Inc. .................................       201        9,539
Ryder System, Inc. (a) .................................       204       10,639
Sanmina-SCI Corp. ......................................     1,788        9,280
Sealed Air Corp. (a) ...................................       197       10,608
Shaw Group, Inc. (a) ...................................       562       17,197
Simpson Manufacturing Co. ..............................       207        8,278

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
INDUSTRIALS, CONTINUED
Smurfit-Stone Container Corp. ..........................       618        8,003
Solectron Corp. ........................................     2,366        9,464
Sonoco Products Co. (a) ................................       240        7,517
SPX Corp. ..............................................       185       10,129
Stericycle, Inc. (a) ...................................       253       16,658
Symbol Technologies, Inc. ..............................       816        8,690
Technitrol, Inc. (a) ...................................       350        8,764
Tektronix, Inc. (a) ....................................       274        9,678
Teleflex, Inc. (a) .....................................       203       13,244
Temple-Inland, Inc. (a) ................................       279       12,957
Tetra Tech, Inc. .......................................       407        7,908
Texas Industries, Inc. (a) .............................       127        7,201
Textron, Inc. (a) ......................................       263       23,656
Thomas & Betts Corp. (a) ...............................       340       19,363
Toro Co. (a) ...........................................       242       11,967
Trimble Navigation Ltd. ................................       300       14,214
Tyco International Ltd. (a) ............................       739       19,473
Union Pacific Corp. (a) ................................       140       12,769
United Parcel Service, Inc. Class B ....................       277       22,456
United Rentals, Inc. (a) ...............................       478       17,050
USG Corp. ..............................................        76        8,130
Vishay Intertechnology, Inc. ...........................       570        8,875
Vulcan Materials Co. (a) ...............................       217       18,436
W.W. Grainger, Inc. (a) ................................       191       14,692
Walter Industries, Inc. ................................       216       14,327
Washington Group International, Inc. ...................       147        8,175
Waste Connections, Inc. ................................       259        9,972
Waste Management, Inc. (a) .............................       292       10,938
Watsco, Inc. (a) .......................................       175       11,104
Werner Enterprises, Inc. ...............................       410        7,864
Wesco International, Inc. ..............................       152       11,400
YRC Worldwide, Inc. ....................................       305       12,810
                                                                     ----------
                                                                      2,196,718
                                                                     ----------
INFORMATION TECHNOLOGY (9.8%)
ADC Telecommunications, Inc. ...........................       390        8,732
Adobe Systems, Inc. (a) ................................       373       14,622
Adtran, Inc. ...........................................       500       12,570
Agere Systems, Inc. ....................................     1,310       20,593
Akamai Technologies, Inc. ..............................       300       10,107
Altera Corp. ...........................................       851       18,586
American Power Conversion Corp. ........................       445        9,897
American Tower Corp. Class A ...........................       233        7,955
Amkor Technology, Inc. .................................       743        8,983
Analog Devices, Inc. ...................................       227        8,608
Ansys, Inc. (a) ........................................       238       13,435
Anteon International Corp. .............................       190       10,384
Apple Computer, Inc. ...................................       382       26,889
Applied Materials, Inc. (a) ............................     1,006       18,058
Arris Group, Inc. ......................................       753        8,923
ATMI, Inc. .............................................       276        7,838
Autodesk, Inc. (a) .....................................       543       22,828
Avaya, Inc. ............................................     1,096       13,152
Avocent Corp. ..........................................       275        7,409
BEA Systems, Inc. ......................................       948       12,561
BMC Software, Inc. .....................................       527       11,352
Broadcom Corp. .........................................       258       10,606
Brocade Communications Systems, Inc. ...................     1,897       11,686
Brooks Automation, Inc. ................................       540        7,301
Caci International, Inc. Class A .......................       168       10,507
Cadence Design Systems, Inc. ...........................       666       12,607
Cerner Corp. (a) .......................................       197        7,811
Check Point Software Technologies Ltd. .................       438        8,475
Ciena Corp. ............................................     5,509       22,532
Cisco Systems, Inc. ....................................     2,795       58,554
Cognizant Technology Solutions Corp. ...................       325       20,673
Computer Sciences Corp. (a) ............................       450       26,348
Compuware Corp. ........................................     1,160        8,909
Conexant Systems, Inc. .................................     3,430       12,142
Corning A34Inc. (a) ....................................       669       18,484
Cree, Inc. .............................................       424       12,644
Crown Castle International Corp. .......................       529       17,801
CSG Systems International, Inc. (a) ....................       343        8,671
Cymer, Inc. ............................................       206       10,648
Cypress Semiconductor Corp. ............................       969       16,628
Dell, Inc. .............................................     1,150       30,130
Digital River, Inc. ....................................       192        8,360
DST Systems, Inc. ......................................       149        9,166
Dycom Industries, Inc. .................................       379        8,304
EarthLink, Inc. ........................................       933        8,481
Electronics for Imaging, Inc. (a) ......................       388       10,654
EMC Corp. ..............................................     1,482       20,022
Emulex Corp. ...........................................       599       10,872
F5 Networks, Inc. ......................................       210       12,298
Fair Isaac Corp. (a) ...................................       218        8,090
FileNet Corp. ..........................................       310        8,624
Google, Inc. Class A ...................................        87       36,360
Harris Corp. (a) .......................................       314       14,623
Hewlett-Packard Co. (a) ................................     1,005       32,632
Hyperion Solutions Corp. ...............................       327       10,013
Ikon Office Solutions, Inc. (a) ........................       854       11,273
Ingram Micro, Inc. Class A (a) .........................     1,009       18,556
Insight Enterprises, Inc. ..............................       351        6,939
Integrated Device Technology, Inc. (a) .................     1,453       22,115
Intel Corp. (a) ........................................     2,867       57,282
InterDigital Communications Corp. (a) ..................       305        7,723
Intergraph Corp. (a) ...................................       210        9,244
International Business Machines Corp. (a) ..............       872       71,799
International Rectifier Corp. ..........................       229       10,351
Intersil Corp. Class A .................................       376       11,133
JDS Uniphase Corp. .....................................     3,745       13,070
Juniper Networks, Inc. .................................       427        7,891
KLA-Tencor Corp. (a) ...................................       156        7,513
Kronos, Inc. ...........................................       177        8,078
Lam Research Corp. (a) .................................       275       13,442
Lexmark International, Inc. ............................       279       13,587
Linear Technology Corp. (a) ............................       241        8,556
LSI Logic Corp. (a) ....................................       945       10,064
Lucent Technologies, Inc. (a) ..........................     2,946        8,219
Macrovision Corp. ......................................       482       11,038
Marvell Technology Group Ltd. ..........................       139        7,936
Maxim Integrated Products, Inc. ........................       202        7,123
Maxtor Corp. ...........................................     1,793       17,356
McAfee, Inc. ...........................................       394       10,279
MEMC Electronic Materials, Inc. (a) ....................       352       14,291
Mentor Graphics Corp. ..................................       750        9,848
Micrel, Inc. ...........................................       590        7,576
Microchip Technology, Inc. .............................       494       18,406

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                         SHARES    VALUE ($)
--------------------                                        -------   ----------
INFORMATION TECHNOLOGY, CONTINUED
Micros Systems, Inc. ...................................        212        8,862
Microsemi Corp. ........................................        327        8,934
Microsoft Corp. ........................................      4,491      108,457
Motorola, Inc. (a) .....................................      1,492       31,854
NCR Corp. (a) ..........................................        438       17,257
Network Appliance, Inc. (a) ............................        227        8,415
Novell, Inc. (a) .......................................        915        7,521
Novellus Systems, Inc. .................................        342        8,447
NVIDIA Corp. ...........................................        752       21,973
OmniVision Technologies, Inc. ..........................        315        9,160
Oracle Corp. ...........................................      1,797       26,218
Parametric Technology Corp. ............................        777       11,608
Perot Systems Corp. ....................................        610        9,199
Plantronics, Inc. ......................................        268       10,050
PMC-Sierra, Inc. (a) ...................................        613        7,620
QLogic Corp. ...........................................        406        8,449
Qualcomm, Inc. .........................................        722       37,066
Red Hat, Inc. (a) ......................................        395       11,609
RF Micro Devices, Inc. .................................      1,352       12,574
RSA Security, Inc. .....................................        516       10,805
Salesforce.com, Inc. ...................................        253        8,868
SBA Communications Corp. ...............................        599       15,047
Silicon Laboratories, Inc. .............................        226       10,534
SiRF Technology Holdings, Inc. .........................        297       10,143
Skyworks Solutions, Inc. ...............................      1,511       10,804
SRA International, Inc. Class A ........................        262        8,389
Sun Microsystems, Inc. .................................      2,254       11,270
Sybase, Inc. (a) .......................................        650       14,151
Sycamore Networks, Inc. ................................      1,748        8,216
Symantec Corp. .........................................        740       12,121
Synopsys, Inc. .........................................        488       10,653
Tellabs, Inc. (a) ......................................      1,001       15,866
Teradyne, Inc. .........................................        472        7,958
Texas Instruments, Inc. ................................        897       31,135
TIBCO Software, Inc. ...................................      1,438       12,396
Transaction Systems Architects, Inc. (a) ...............        276       11,023
Unisys Corp. ...........................................      1,140        7,114
United Online, Inc. ....................................        595        7,670
United Stationers, Inc. ................................        186        9,979
Varian Semiconductor Equipment Associates, Inc. ........        427       13,984
Vitesse Semiconductor Corp. ............................      2,167        3,987
Websense, Inc. .........................................        260        6,464
Wind River Systems, Inc. (a) ...........................        584        6,663
Yahoo!, Inc. ...........................................        584       19,144
Zebra Technologies Corp. Class A .......................        169        6,708
                                                                      ----------
                                                                       1,882,191
                                                                      ----------
MATERIALS (3.1%)
Air Products & Chemicals, Inc. (a) .....................        138        9,456
AK Steel Holding Corp. (a) .............................        748       11,153
Alcoa, Inc. (a) ........................................        462       15,606
Allegheny Technologies, Inc. (a) .......................        165       11,441
Arch Coal, Inc. ........................................        161       15,293
Ashland, Inc. ..........................................        177       11,650
Carpenter Technology Corp. (a) .........................        122       14,512
Chaparral Steel Co. ....................................        169       10,667
Chemtura Corp. .........................................        785        9,577
Cleveland-Cliffs, Inc. (a) .............................        121       10,356
Coeur d'Alene Mines Corp. (a) ..........................      1,809       12,627
CON-WAY, Inc. ..........................................        171        9,528
Consol Energy, Inc. ....................................        216       18,395
Cytec Industries, Inc. (a) .............................        210       12,699
Dow Chemical Co. (a) ...................................        511       20,752
E.I. DuPont de Nemours & Co. (a) .......................        290       12,789
Eastman Chemical Co. (a) ...............................        199       10,816
Ecolab, Inc. (a) .......................................        435       16,443
Engelhard Corp. (a) ....................................        292       11,216
Ferro Corp. (a) ........................................        397        7,654
FMC Corp. (a) ..........................................        266       16,907
Freeport-McMoRan Copper & Gold, Inc. Class B (a) .......        319       20,601
H.B. Fuller Co. (a) ....................................        208       10,878
Headwaters, Inc. .......................................        231        7,780
Hercules, Inc. (a) .....................................        730       10,373
International Coal Group, Inc. .........................      1,143       11,773
International Flavors & Fragrances, Inc. (a) ...........        293       10,352
International Paper Co. (a) ............................        260        9,451
KFX, Inc. ..............................................        577       10,415
Lyondell Chemical Co. (a) ..............................        545       13,135
Minerals Technologies, Inc. ............................        149        8,526
Monsanto Co. ...........................................        166       13,844
Newmont Mining Corp. (a) ...............................        257       14,999
Nucor Corp. (a) ........................................         66        7,182
Olin Corp. (a) .........................................        506       10,398
Oregon Steel Mills, Inc. (a) ...........................        128        6,340
Phelps Dodge Corp. (a) .................................         50        4,310
PPG Industries, Inc. (a) ...............................        115        7,719
Praxair, Inc. (a) ......................................        255       14,313
Reliance Steel & Aluminum Co. (a) ......................        158       14,054
Rohm & Haas Co. (a) ....................................        349       17,659
RPM International, Inc. (a) ............................        841       15,474
RTI International Metals, Inc. (a) .....................        171       10,284
Sensient Technologies Corp. ............................        415        8,528
Sigma-Aldrich Corp. (a) ................................        135        9,262
Steel Dynamics, Inc. ...................................        254       15,860
United States Steel Corp. ..............................        278       19,043
USEC, Inc. .............................................        610        7,747
Weyerhaeuser Co. (a) ...................................        129        9,091
Worthington Industries, Inc. (a) .......................        515       10,171
                                                                      ----------
                                                                         599,099
                                                                      ----------
TELECOMMUNICATION SERVICES (1.4%)
Alltel Corp. (a) .......................................        174       11,200
AT&T, Inc. .............................................      1,435       37,611
BellSouth Corp. (a) ....................................        669       22,599
CenturyTel, Inc. (a) ...................................        300       11,310
Cincinnati Bell, Inc. ..................................      1,778        7,468
Citizens Communications Co. Series B ...................        817       10,850
Level 3 Communications, Inc. ...........................      2,364       12,766
Nextel Partners, Inc. ..................................        358       10,146
NII Holdings, Inc. .....................................        321       19,228
NTL, Inc. ..............................................        914       25,117
Qwest Communications International, Inc. ...............      3,701       24,834
Sprint Nextel Corp. (a) ................................      1,028       25,494
Verizon Communications, Inc. ...........................      1,346       44,457
                                                                      ----------
                                                                         263,080
                                                                      ----------

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                       -------   ----------
UTILITIES (3.4%)
AGL Resources, Inc. (a) ................................       529       18,716
Allegheny Energy, Inc. .................................       394       14,038
Alliant Energy Corp. ...................................       283        9,045
Ameren Corp. (a) .......................................       473       23,825
American Electric Power Co., Inc. (a) ..................       204        6,826
Aquila, Inc. ...........................................     2,705       11,713
Atmos Energy Corp. (a) .................................       582       15,446
Avista Corp. ...........................................       459        9,644
Black Hills Corp. ......................................       235        8,554
CenterPoint Energy, Inc. ...............................       662        7,957
Cleco Corp. (a) ........................................       358        8,055
CMS Energy Corp. (a) ...................................       533        7,100
Constellation Energy Group, Inc. (a) ...................       305       16,751
Dominion Resources, Inc. (Virginia) ....................       181       13,551
DPL, Inc. (a) ..........................................       292        7,934
DTE Energy Co. (a) .....................................       433       17,658
Duke Energy Corp. (Holding Co.) ........................       706       20,572
Edison International ...................................       198        8,001
El Paso Electric Co. ...................................       451        8,907
Energy East Corp. (a) ..................................       359        8,673
Entergy Corp. (a) ......................................       110        7,693
Exelon Corp. ...........................................       220       11,880
FirstEnergy Corp. (a) ..................................       175        8,874
FPL Group, Inc. (a) ....................................       192        7,603
Hawaiian Electric Industries, Inc. .....................       582       15,638
IDACORP, Inc. ..........................................       302       10,283
KeySpan Corp. ..........................................       425       17,162
National Fuel Gas Co. (a) ..............................       269        8,944
NiSource, Inc. (a) .....................................       659       13,911
Northeast Utilities ....................................       504       10,156
Northwest Natural Gas Co. ..............................       259        8,946
NRG Energy, Inc. .......................................       197        9,375
NSTAR ..................................................       260        7,189
ONEOK, Inc. (a) ........................................       306       10,101
Peoples Energy Corp. (a) ...............................       273        9,918
Pepco Holdings, Inc. ...................................       459       10,594
PG&E Corp. .............................................       196        7,809
Piedmont Natural Gas Co. (a) ...........................       522       12,805
Pinnacle West Capital Corp. (a) ........................       237        9,504
PNM Resources, Inc. ....................................       452       11,440
PPL Corp. ..............................................       251        7,289
Progress Energy, Inc. ..................................       167        7,148
Public Service Enterprise Group, Inc. (a) ..............       126        7,900
Puget Energy, Inc. .....................................       386        8,017
Questar Corp. (a) ......................................       199       15,930
Reliant Energy, Inc. ...................................       726        8,240
Scana Corp. ............................................       249        9,746
Sierra Pacific Resources ...............................       850       12,002
Southern Co. (a) .......................................       393       12,666
Southern Union Co. (a) .................................       758       19,647
Teco Energy, Inc. (a) ..................................       486        7,766
UGI Corp. (a) ..........................................       752       16,845
UniSource Energy Corp. (a) .............................       304        9,196
Vectren Corp. ..........................................       550       14,696
Westar Energy, Inc. ....................................       620       12,983
WGL Holdings, Inc. .....................................       352       10,356
Wisconsin Energy Corp. (a) .............................       285       11,129
Xcel Energy, Inc. ......................................       976       18,388
                                                                     ----------
                                                                        662,735
                                                                     ----------
TOTAL COMMON STOCKS
   (COST $14,359,166) ..................................             14,638,773
                                                                     ----------

CORPORATE BONDS (6.5%)

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)    VALUE ($)
--------------------                                   ----------   -----------
CONSUMER DISCRETIONARY (0.6%)
Comcast Corp., 6.50%, 11/15/35 .....................       24,000        23,058
Cox Communications, Inc., 5.45%, 12/15/14 ..........       12,000        11,378
Kimberly-Clark Corp., 5.00%, 8/15/13 ...............       10,000         9,738
May Department Stores Co., 5.75%, 7/15/14 ..........       12,000        11,811
News America Holdings, 8.88%, 4/26/23 ..............       12,000        14,181
Target Corp., 5.88%, 3/1/12 ........................       12,000        12,204
Time Warner, Inc., 7.57%, 2/1/24 ...................       23,000        24,681
Viacom, Inc., 6.63%, 5/15/11 .......................        9,000         9,296
                                                                    -----------
                                                                        116,347
                                                                    -----------
CONSUMER STAPLES (0.6%)
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16 .........       12,000        11,306
Bottling Group LLC, 4.63%, 11/15/12 ................       16,000        15,146
Coca-Cola Enterprises, 8.50%, 2/1/22 ...............       12,000        14,723
Conagra Foods, 6.75%, 9/15/11 ......................       12,000        12,483
Kraft Foods, Inc., 6.25%, 6/1/12 ...................       11,000        11,296
Procter & Gamble Co., 4.95%, 8/15/14 ...............       15,000        14,342
Safeway, Inc., 5.80%, 8/15/12 ......................        6,000         5,942
WAL-MART Stores, 4.55%, 5/1/13 .....................       23,000        21,687
                                                                    -----------
                                                                        106,925
                                                                    -----------
ENERGY (0.5%)
ChevronTexaco Capital Co., 3.50%, 9/17/07 ..........       46,000        44,962
Conoco, Inc., 6.95%, 4/15/29 .......................       15,000        16,593
Kinder Morgan Energy Partners, 7.75%, 3/15/32 ......       12,000        13,354
Midamerican Energy Holdings, 3.50%, 5/15/08 ........       18,000        17,321
                                                                    -----------
                                                                         92,230
                                                                    -----------
FINANCIALS (2.9%)
Allstate Corp., 7.20%, 12/1/09 .....................       12,000        12,683
American General Finance, 5.38%, 10/1/12 ...........       41,000        40,056
Bank One Corp., 2.63%, 6/30/08 .....................       59,000        55,786
Bear Stearns Co., 3.25%, 3/25/09 ...................       12,000        11,341
Caterpillar Financial
   Services Corp., 5.05%, 12/1/10 ..................       12,000        11,793
Citigroup, Inc., 6.63%, 1/15/28 ....................       45,000        46,963
Credit Suisse First Boston USA, Inc., 6.13%,
   11/15/11 ........................................       29,000        29,661
First Union National, 7.80%, 8/18/10 ...............       23,000        24,956
Goldman Sachs Group, Inc., 5.13%, 1/15/15 ..........       35,000        33,157
Household Finance Corp., 4.63%, 1/15/08 ............       53,000        52,416

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

CORPORATE BONDS, CONTINUED

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)    VALUE ($)
--------------------                                   ----------   -----------
FINANCIALS, CONTINUED
John Deere Capital Corp., 7.00%, 3/15/12 ...........       12,000        12,808
John Hancock Global Funding, 7.90%, 7/2/10 .........       12,000        13,151
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12 .....       15,000        15,728
Marsh & Mclennan Cos., Inc., 5.38%, 7/15/14 ........       12,000        11,278
Merrill Lynch & Co., 4.25%, 2/8/10 .................       29,000        27,811
Morgan Stanley Dean Witter, 6.75%, 4/15/11 .........       29,000        30,437
National City Corp., 4.50%, 3/15/10 ................       12,000        11,590
Prudential Financial, Inc., 5.10%, 9/20/14 .........       12,000        11,429
Sprint Capital Corp., 8.38%, 3/15/12 ...............       24,000        27,016
U.S. Bank NA, 6.38%, 8/1/11 ........................       15,000        15,574
Verizon Global Funding Corp., 7.25%, 12/1/10 .......       35,000        37,132
Washington Mutual, Inc., 4.38%, 1/15/08 ............       15,000        14,750
Wells Fargo & Co., 4.63%, 8/9/10 ...................       26,000        25,185
                                                                    -----------
                                                                        572,701
                                                                    -----------
HEALTH CARE (0.1%)
Wyeth, 5.50%, 2/1/14 ...............................       15,000        14,679
                                                                    -----------
INDUSTRIALS (0.1%)
Tyco International Group SA, 6.38%, 10/15/11 .......       12,000        12,355
                                                                    -----------
INFORMATION TECHNOLOGY (0.4%)
Bellsouth Corp., 4.20%, 9/15/09 ....................       18,000        17,296
IBM Corp., 8.38%, 11/1/19 ..........................       12,000        14,642
Motorola, Inc., 7.63%, 11/15/10 ....................        8,000         8,691
SBC Communications, Inc., 6.15%, 9/15/34 ...........       29,000        27,404
                                                                    -----------
                                                                         68,033
                                                                    -----------
MATERIALS (0.8%)
Boeing Co., 6.13%, 2/15/33 .........................       12,000        12,189
Burlington North Santa Fe, 7.00%, 12/15/25 .........       12,000        12,987
Dupont EI Nemour, 4.88%, 4/30/14 ...................        9,000         8,487
GE Company, 5.00%, 2/1/13 ..........................       70,000        67,774
International Paper Co., 5.85%, 10/30/12 ...........       12,000        11,961
Lockheed Martin, 7.75%, 5/1/26 .....................       12,000        13,940
Pulte Home, Inc., 5.25%, 1/15/14 ...................        6,000         5,583
Raytheon Co., 4.85%, 1/15/11 .......................        6,000         5,815
Union Pacific Corp., 4.88%, 1/15/15 ................       14,000        13,111
United Technologies Corp., 4.88%, 5/1/15 ...........        9,000         8,498
Weyerhaeuser Co., 6.95%, 8/1/17 ....................       12,000        12,429
                                                                    -----------
                                                                        172,774
                                                                    -----------
UTILITIES (0.5%)
Carolina Power and Light, 5.13%, 9/15/13 ...........       12,000        11,523
Consolidated Edison, Inc., 4.70%, 6/15/09 ..........       12,000        11,784
Dominion Resources, 4.13%, 2/15/08 .................       15,000        14,657
Duke Energy Corp., 6.25%, 1/15/12 ..................       12,000        12,290
Exelon Corp., 4.90%, 6/15/15 .......................       12,000        11,056
National Rural Utilities, 7.25%, 3/1/12 ............       21,000        22,534
Southern Power Co., 4.88%, 7/15/15 .................       12,000        11,060
UTILITIES, CONTINUED
Waste Management, Inc., 7.38%, 8/1/10 ..............        8,000         8,503
                                                                    -----------
                                                                        103,407
                                                                    -----------
TOTAL CORPORATE BONDS
   (COST $1,279,742) ...............................                  1,259,451
                                                                    -----------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
   (6.4%)
FANNIE MAE (3.6%)
5.50%, 8/1/17, Pool #826283 ........................       11,765        11,695
5.50%, 2/1/18, Pool #703712 ........................       32,102        31,879
5.00%, 5/1/18, Pool #703444 ........................       31,701        30,880
5.00%, 6/1/18, Pool #555545 ........................       40,913        39,928
4.50%, 1/1/19, Pool #735057 ........................       17,851        17,041
5.00%, 8/1/19, Pool #793396 ........................       17,553        17,098
5.00%, 12/1/19, Pool #745369 .......................       11,793        11,509
5.00%, 3/1/20, Pool #819410 ........................       11,881        11,576
5.50%, 3/1/20, Pool #735611 ........................       11,840        11,768
4.50%, 9/1/20, Pool #839289 ........................       18,230        17,372
5.50%, 7/1/25, Pool #255809 ........................       44,846        43,891
6.00%, 10/1/32, Pool #667994 .......................       40,488        40,416
5.50%, 1/1/33, Pool #677331 ........................       20,048        19,478
5.50%, 2/1/33, Pool #652693 ........................       76,679        74,501
5.00%, 8/1/33, Pool #713679 ........................       68,253        64,579
6.00%, 9/1/33, Pool #736937 ........................       17,969        17,899
5.50%, 1/1/34, Pool #756233 ........................       46,173        44,861
7.00%, 4/1/34, Pool #780703 ........................       34,916        35,916
5.00%, 5/1/34, Pool #768230 ........................       29,698        28,099
5.50%, 1/1/35, Pool #808374 ........................       49,090        47,696
6.00%, 4/1/35, Pool #735503 ........................       17,015        16,973
5.00%, 8/1/35, Pool #848355 ........................       56,184        53,160
                                                                    -----------
                                                                        688,215
                                                                    -----------
FREDDIE MAC (2.3%)
4.00%, 6/1/18, Pool #E01401 ........................       29,732        27,741
5.00%, 10/1/18, Pool #B10252 .......................        3,374         3,288
4.50%, 11/1/18, Pool #E01489 .......................       29,734        28,361
4.50%, 12/1/18, Pool #G11657 .......................       24,185        23,068
4.50%, 1/1/19, Pool #B11878 ........................       47,509        45,316
4.50%, 7/1/19, Pool #B15661 ........................       12,283        11,707
5.00%, 8/1/33, Pool #A12886 ........................       24,656        23,403
5.50%, 8/1/33, Pool #A11851 ........................       38,688        37,693
5.00%, 10/1/33, Pool #A14805 .......................       41,850        39,724
5.00%, 4/1/34, Pool #A20534 ........................       24,377        23,109
6.00%, 7/1/34, Pool #A24370 ........................       38,283        38,207
5.50%, 10/1/34, Pool #A27526 .......................       32,421        31,569
5.00%, 12/1/34, Pool #A29017 .......................       42,141        39,949
5.50%, 10/1/35, Pool #A39170 .......................       38,965        37,876
5.50%, 11/1/35, Pool #A47728 .......................       37,930        36,871
                                                                    -----------
                                                                        447,882
                                                                    -----------
GINNIE MAE (0.5%)
6.00%, 2/15/32, Pool #569704 .......................       47,425        47,650
5.50%, 4/15/33, Pool #603566 .......................       14,700        14,442
5.50%, 4/15/34, Pool #626116 .......................       11,917        11,714
6.00%, 9/20/34, Pool # 3611 ........................       18,030        18,056
5.50%, 9/15/35, Pool #644611 .......................       12,246        12,032
                                                                    -----------
                                                                        103,894
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY
   PASS-THROUGH SECURITIES (COST $1,252,827) .......                  1,239,991

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2030 FUND                      APRIL 30, 2006 (UNAUDITED)

U.S. GOVERNMENT AGENCY SECURITIES (1.9%)

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)     VALUE ($)
--------------------                                   ----------   -----------
FANNIE MAE (0.7%)
4.63%, 1/15/08, MTN ................................       40,000        39,676
4.50%, 10/15/08, MTN ...............................       35,000        34,502
6.63%, 9/15/09, MTN ................................       35,000        36,579
4.38%, 3/15/13, MTN ................................       10,000         9,476
4.13%, 4/15/14, MTN ................................       20,000        18,496
                                                                    -----------
                                                                        138,729
FEDERAL HOME LOAN BANK (0.5%)
4.63%, 2/8/08, Series 627 ..........................       40,000        39,657
4.63%, 11/21/08, Series 598 ........................       35,000        34,569
5.75%, 5/15/12, Series 312 .........................       15,000        15,371
                                                                    -----------
                                                                         89,597
FREDDIE MAC (0.7%)
4.63%, 2/21/08, MTN ................................       48,000        47,595
4.63%, 12/19/08, MTN ...............................       25,000        24,688
4.75%, 1/18/11, MTN ................................       25,000        24,484
4.75%, 1/19/16, MTN ................................       20,000        19,079
6.25%, 7/15/32, MTN ................................       25,000        27,418
                                                                    -----------
                                                                        143,264
                                                                    -----------
TOTAL U.S. GOVERNMENT
   AGENCY SECURITIES (COST $375,266) ...............                    371,590
                                                                    -----------
U.S. TREASURY OBLIGATIONS (6.1%)
U.S. TREASURY BILLS (1.5%)
4.52%, 5/25/06 .....................................      196,000       195,414
4.57%, 6/22/06 .....................................       25,000        24,840
4.70%, 7/20/06 .....................................       65,000        64,340
                                                                    -----------
                                                                        284,594
                                                                    -----------
U.S. TREASURY BONDS (0.6%)
6.00%, 2/15/26 .....................................       35,000        37,923
5.25%, 11/15/28 ....................................       35,000        34,765
5.38%, 2/15/31 .....................................       35,000        35,536
                                                                    -----------
                                                                        108,224
                                                                    -----------
U.S. TREASURY NOTES (4.0%)
3.13%, 5/15/07 .....................................      130,000       127,678
5.63%, 5/15/08 .....................................      120,000       121,749
4.00%, 6/15/09 .....................................      149,000       145,228
4.00%, 4/15/10 .....................................       99,000        95,837
5.00%, 2/15/11 .....................................       90,000        90,411
4.88%, 2/15/12 .....................................       70,000        69,765
4.00%, 2/15/15 .....................................       60,000        55,613
4.25%, 8/15/15 .....................................       76,000        71,485
                                                                    -----------
                                                                        777,766
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $1,185,313) ...............................                  1,170,584

INVESTMENT COMPANIES (2.7%)
Federated Government
   Obligations Money Market ........................      528,818       528,824
                                                                    -----------
TOTAL INVESTMENT COMPANIES
   (COST $528,824) .................................                    528,824
                                                                    -----------
TOTAL INVESTMENTS
   (COST $18,981,138) - 99.6% ......................                 19,209,213
                                                                    -----------
Other assets in excess of liabilities - 0.4% .......                     76,911
                                                                    -----------
NET ASSETS - 100.0% ................................                $19,286,124
                                                                    ===========

----------
(a)  Represents non-income producing security.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value (cost $18,981,138) ................            $19,209,213
Interest and dividends receivable .......................                 53,739
Receivable for capital shares issued ....................                 45,245
Prepaid expenses ........................................                  9,593
                                                                     -----------
Total Assets ............................................             19,317,790
                                                                     -----------
LIABILITIES:
Payable for capital shares redeemed .....................   $  605
Accrued expenses and other payables:
   Investment advisory ..................................    8,922
   Administration .......................................    4,620
   Distribution .........................................      266
   Transfer agent .......................................    5,141
   Accounting ...........................................    5,276
   Custodian ............................................      322
   Other ................................................    6,514
                                                            ------
TOTAL LIABILITIES .......................................                 31,666
                                                                     -----------
NET ASSETS ..............................................            $19,286,124
                                                                     ===========
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par value .............            $     1,728
Additional paid-in capital ..............................             16,694,841
Undistributed net investment income .....................                 67,073
Accumulated net realized gains from investment
   transactions .........................................              2,294,407
Unrealized appreciation from investments ................                228,075
                                                                     -----------
NET ASSETS ..............................................            $19,286,124
                                                                     ===========
INSTITUTIONAL CLASS SHARES
   Net Assets ...........................................            $18,954,074
   Shares Outstanding ...................................              1,698,512
   Net Asset Value, Offering Price and Redemption Price
      per share .........................................            $     11.16
                                                                     ===========
CLASS A SHARES
   Net Assets ...........................................            $   325,341
   Shares Outstanding ...................................                 29,360
   Net Asset Value and Redemption Price per share .......            $     11.08
                                                                     ===========
   Maximum sales charge .................................                   4.75%
                                                                     ===========
Maximum Offering Price (Net Asset Value/
   100% minus maximum sales charge) .....................            $     11.63
                                                                     ===========
CLASS C SHARES
   Net Assets ...........................................            $     6,709
   Shares Outstanding ...................................                    606
   Net Asset Value, Offering Price and Redemption Price
      per share* ........................................            $     11.07
                                                                     ===========

----------
*    Redemption Price per share varies by length of time shares are held.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Interest .............................................             $   41,515
   Dividend .............................................                207,574
   Dividend income from affiliate .......................                 19,045
                                                                      ----------
Total Investment Income .................................                268,134
                                                                      ----------
EXPENSES:
   Investment advisory ..................................   $62,218
   Administration .......................................    17,249
   Distribution - Class A Shares ........................       838
   Distribution - Class C Shares (a) ....................         6
   Service - Class A Shares .............................       370
   Service - Class C Shares (a) .........................         2
   Accounting ...........................................    14,118
   Custodian ............................................     1,879
   Transfer agent .......................................    13,986
   Trustee ..............................................     1,197
   Other ................................................    32,244
                                                            -------
TOTAL EXPENSES BEFORE FEE REDUCTIONS                                     144,107
   Expenses reduced and reimbursed by the Investment
      Adviser ...........................................                (44,497)
   Expenses reduced by the Distributor ..................                   (189)
   Expenses reduced by the Administrator ................                 (6,314)
                                                                      ----------
NET EXPENSES ............................................                 93,107
                                                                      ----------
NET INVESTMENT INCOME ...................................                175,027
                                                                      ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains from investment transactions .........              2,308,106
Change in unrealized appreciation/depreciation from
   investments ..........................................               (921,438)
                                                                      ----------
Net realized/unrealized gains from investments ..........              1,386,668
                                                                      ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ..........             $1,561,695
                                                                      ==========

----------
(a)  Class C Shares commenced operations on March 15, 2006.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2030 FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED    YEAR ENDED
                                                                          APRIL 30, 2006    OCTOBER 31,
                                                                            (UNAUDITED)         2005
                                                                         ----------------   -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .............................................     $   175,027      $   255,490
   Net realized gains from investment transactions ...................       2,308,106        1,122,914
   Change in unrealized appreciation/depreciation from investments ...        (921,438)        (128,231)
                                                                           -----------      -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .......................       1,561,695        1,250,173
                                                                           -----------      -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES:
   From net investment income ........................................        (114,501)        (245,526)
   From net realized gains on investments ............................        (140,848)              --
DISTRIBUTIONS TO CLASS A SHARES:
   From net investment income ........................................          (1,417)          (2,000)
   From net realized gains on investments ............................          (2,179)              --
                                                                           -----------      -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS ..................        (258,945)        (247,526)
                                                                           -----------      -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS .......................         (46,036)         319,542
                                                                           -----------      -----------
CHANGE IN NET ASSETS .................................................       1,256,714        1,322,189
NET ASSETS:
   Beginning of period ...............................................      18,029,410       16,707,221
                                                                           -----------      -----------
   End of period .....................................................     $19,286,124      $18,029,410
                                                                           ===========      ===========
Undistributed net investment income ..................................     $    67,073      $     7,964
                                                                           ===========      ===========
CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Proceeds from shares issued .......................................     $ 2,439,766      $ 3,702,689
   Proceeds from dividends reinvested ................................         255,348          245,526
   Cost of shares redeemed ...........................................      (2,802,350)      (3,708,779)
                                                                           -----------      -----------
Institutional Class Shares capital transactions ......................        (107,236)         239,437
                                                                           -----------      -----------
CLASS A SHARES:
   Proceeds from shares issued .......................................          69,663          123,590
   Proceeds from dividends reinvested ................................           3,597            2,000
   Cost of shares redeemed ...........................................         (18,726)         (45,484)
                                                                           -----------      -----------
Class A Shares capital transactions ..................................          54,534           80,105
                                                                           -----------      -----------
CLASS C SHARES (a):
   Proceeds from shares issued .......................................          20,000               --
   Proceeds from dividends reinvested ................................              --               --
   Cost of shares redeemed ...........................................         (13,334)              --
                                                                           -----------      -----------
Class C Shares capital transactions ..................................           6,666               --
                                                                           -----------      -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS .......................     $   (46,036)     $   319,542
                                                                           ===========      ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Issued ............................................................         223,198          359,532
   Reinvested ........................................................          23,820           23,860
   Redeemed ..........................................................        (255,337)        (361,379)
                                                                           -----------      -----------
Change in Institutional Class Shares .................................          (8,319)          22,013
                                                                           -----------      -----------
CLASS A SHARES:
   Issued ............................................................           6,469           12,069
   Reinvested ........................................................             337              196
   Redeemed ..........................................................          (1,731)          (4,398)
                                                                           -----------      -----------
Change in Class A Shares .............................................           5,075            7,867
                                                                           -----------      -----------
CLASS C SHARES (a):
   Issued ............................................................           1,818               --
   Reinvested ........................................................              --               --
   Redeemed ..........................................................          (1,212)              --
                                                                           -----------      -----------
Change in Class C Shares .............................................             606               --
                                                                           -----------      -----------

----------
(a)  Class C Shares commenced operations on March 15, 2006.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2030 FUND

FINANCIAL HIGHLIGHTS, INSTITUTIONAL CLASS SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                         SIX MONTHS
                                        ENDED APRIL   YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED    YEAR ENDED
                                          30, 2006   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  FEBRUARY 28,  FEBRUARY 28,
                                        (UNAUDITED)      2005         2004         2003       2002 (a)        2002          2001
                                        -----------  -----------  -----------  -----------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
   PERIOD ............................  $ 10.42      $  9.82      $  9.14      $  7.84       $  9.17       $ 10.18       $ 11.02
                                        -------      -------      -------      -------       -------       -------       -------
INVESTMENT ACTIVITIES
   Net investment income .............     0.11         0.14         0.10         0.10          0.05          0.08          0.09
   Net realized and unrealized gains
      (losses) on investments ........     0.78         0.60         0.69         1.36         (1.35)        (0.97)        (0.79)
                                        -------      -------      -------      -------       -------       -------       -------
   Total from Investment Activities ..     0.89         0.74         0.79         1.46         (1.30)        (0.89)        (0.70)
                                        -------      -------      -------      -------       -------       -------       -------
DISTRIBUTIONS
   Net investment income .............    (0.07)       (0.14)       (0.11)       (0.16)        (0.03)        (0.08)        (0.09)
   Net realized gains on investment
      transactions ...................    (0.08)          --           --           --            --         (0.04)        (0.05)
                                        -------      -------      -------      -------       -------       -------       -------
   Total Distributions ...............    (0.15)       (0.14)       (0.11)       (0.16)        (0.03)        (0.12)        (0.14)
                                        -------      -------      -------      -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD .......  $ 11.16      $ 10.42      $  9.82      $  9.14       $  7.84       $  9.17       $ 10.18
                                        =======      =======      =======      =======       =======       =======       =======
TOTAL RETURN (b) .....................     8.59%        7.59%        8.62%       19.02%       (14.04%)       (8.74%)       (6.42%)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period
      (000's) ........................  $18,954      $17,778      $16,547      $14,196       $10,476       $11,304       $10,896
   Ratio of expenses to average
      net assets (c) .................     0.98%(d)     1.00%(d)     1.00%(d)     1.00%(d)      1.27%(e)      1.36%(e)      1.49%(e)
   Ratio of net investment income to
      average net assets (c) .........     1.87%        1.45%        1.06%        1.23%         0.91%(e)      0.80%(e)      0.79%(e)
   Ratio of expenses to average
      net assets (c) (f) .............     1.52%(d)     1.90%(d)     1.79%(d)     1.90%(d)      1.67%(e)      1.68%(e)      1.91%(e)
   Portfolio turnover (b) (g) ........      141%          43%          49%          77%           51%(h)        53%(h)        27%(h)

----------
(a)  The Fund changed its fiscal year end from February 28 to October 31.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) These ratios include income and expenses charged from the corresponding Master Portfolio.

(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)  Portfolio turnover rate represents that of the corresponding Master
     Portfolio.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2030 FUND

FINANCIAL HIGHLIGHTS, CLASS A SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                        SIX MONTHS
                                                        ENDED APRIL    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                          30, 2006    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                        (UNAUDITED)       2005          2004        2003 (a)
                                                        -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD ................     $10.36        $ 9.78        $ 9.11        $ 7.84
                                                          ------        ------        ------        ------
INVESTMENT ACTIVITIES
   Net investment income ............................       0.07          0.09          0.06          0.15
   Net realized and unrealized gains on
      investments ...................................       0.78          0.59          0.67          1.26
                                                          ------        ------        ------        ------
   Total from Investment Activities .................       0.85          0.68          0.73          1.41
                                                          ------        ------        ------        ------
DISTRIBUTIONS
   Net investment income ............................      (0.05)        (0.10)        (0.06)        (0.14)
   Net realized gains on investment transactions ....      (0.08)           --            --            --
                                                          ------        ------        ------        ------
   Total Distributions ..............................      (0.13)        (0.10)        (0.06)        (0.14)
                                                          ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ......................     $11.08        $10.36        $ 9.78        $ 9.11
                                                          ======        ======        ======        ======
TOTAL RETURN (EXCLUDES SALES CHARGE) (b) ............       8.31%         6.96%         8.00%        18.27%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) ..............     $  325        $  252        $  161        $  104
   Ratio of expenses to average net assets (c) (d) ..       1.51%         1.55%         1.55%         1.55%
   Ratio of net investment income to average net
      assets (c) ....................................       1.33%         0.86%         0.46%         0.27%
   Ratio of expenses to average net assets
      (c) (d) (e) ...................................       2.17%         2.42%         2.29%         2.36%
   Portfolio turnover (b) (f) .......................        141%           43%           49%           77%

----------
(a)  Class A Shares commenced operations on November 1, 2002.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2030 FUND

FINANCIAL HIGHLIGHTS, CLASS C SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                       PERIOD ENDED
                                                                    APRIL 30, 2006 (a)
                                                                        (UNAUDITED)
                                                                    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD ............................         $11.00
                                                                          ------
INVESTMENT ACTIVITIES
   Net investment income ........................................           0.01
   Net realized and unrealized gains on investments .............           0.06
                                                                          ------
   Total from Investment Activities .............................           0.07
                                                                          ------
NET ASSET VALUE, END OF PERIOD ..................................         $11.07
                                                                          ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE) (b) ...................           0.64%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) ..........................         $    7
   Ratio of expenses to average net assets (c) ..................           1.95%
   Ratio of net investment income to average net assets (c) .....           0.36%
   Ratio of expenses to average net assets (c) (d) ..............           2.21%
   Portfolio turnover (b) (e) ...................................            141%

----------
(a)  Class C Shares commenced operations on March 15, 2006.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS (89.7%)

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                        ------   ----------
CONSUMER DISCRETIONARY (7.6%)
Activision, Inc. ........................................      797       11,309
Actuant Corp. Class A ...................................      189       12,087
Altria Group, Inc. ......................................      950       69,502
Anheuser-Busch Cos., Inc. (a) ...........................      645       28,754
Archer-Daniels-Midland Co. (a) ..........................      396       14,391
ArvinMeritor, Inc. ......................................      628       10,444
Avon Products, Inc. (a) .................................      355       11,577
Beazer Homes USA, Inc. (a) ..............................      273       15,733
Black & Decker Corp. (a) ................................      241       22,560
Brown-Forman Corp. Class B (a) ..........................      184       13,708
Brunswick Corp. (a) .....................................      294       11,531
Bunge Ltd. ..............................................      337       17,979
Callaway Golf Co. (a) ...................................      588        9,396
Carolina Group ..........................................      706       36,175
Centex Corp. (a) ........................................      390       21,684
Champion Enterprises, Inc. ..............................      657       10,026
Church & Dwight Co. (a) .................................      443       16,245
Cintas Corp. (a) ........................................      395       16,582
Clorox Co. (a) ..........................................      148        9,499
Coach, Inc. .............................................      296        9,774
Coca-Cola Co. (a) .......................................    1,182       49,597
Colgate-Palmolive Co. (a) ...............................      401       23,707
Cooper Tire & Rubber Co. (a) ............................      760        9,652
Corn Products International, Inc. .......................      578       16,184
Del Monte Foods Co. .....................................      840        9,794
Eastman Kodak Co. (a) ...................................      871       23,482
Electronic Arts, Inc. ...................................      235       13,348
Energizer Holdings, Inc. ................................      207       10,588
Estee Lauder Cos., Inc. .................................      394       14,625
Flowers Foods, Inc. .....................................      393       11,039
Ford Motor Co. ..........................................    1,166        8,104
Furniture Brands International, Inc. (a) ................      458       10,534
Garmin Ltd ..............................................      170       14,681
General Mills, Inc. (a) .................................      235       11,595
Gentex Corp. ............................................      658        9,646
Genuine Parts Co. (a) ...................................      532       23,222
Goodyear Tire & Rubber Co. (a) ..........................      914       12,796
H.J. Heinz Co. (a) ......................................      290       12,038
Hain Celestial Group, Inc. ..............................      442       11,890
Hansen Natural Corp. (a) ................................       16        2,071
Harley-Davidson, Inc. (a) ...............................      212       10,778
Harman International Industries, Inc. (a) ...............      180       15,838
Hasbro, Inc. (a) ........................................      489        9,638
Hershey Co. (a) .........................................      169        9,014
HNI Corp. ...............................................      181        9,571
Hormel Foods Corp. (a) ..................................      313       10,504
JM Smuckers Co. .........................................      245        9,619
Johnson Controls, Inc. (a) ..............................      127       10,357
Jones Apparel Group, Inc. ...............................      371       12,744
KB Home .................................................      233       14,346
Kellwood Co. (a) ........................................      326       10,445
Kimberly-Clark Corp. (a) ................................      309       18,086
La-Z-Boy, Inc. (a) ......................................      615        9,422
Lancaster Colony Corp. (a) ..............................      251       10,304
Leggett & Platt, Inc. (a) ...............................      580       15,387
Lennar Corp. Class A ....................................      373       20,489
Lexar Media, Inc. .......................................      283        2,756
Liberty Global, Inc. Series C ...........................      695       13,879
Liz Claiborne, Inc. (a) .................................      331       12,926
Martek Biosciences Corp. ................................      299        8,880
Mattel, Inc. (a) ........................................    1,228       19,869
McCormick & Co., Inc. (a) ...............................      464       16,161
Modine Manufacturing Co. ................................      392       11,372
Mohawk Industries, Inc. .................................      158       12,656
Molson Coors Brewing Co. Class B ........................      220       16,249
Newell Rubbermaid, Inc. (a) .............................      837       22,951
Nike, Inc. Class B (a) ..................................      141       11,539
Nu Skin Enterprises, Inc. Class A (a) ...................      626       10,342
NutriSystem, Inc. .......................................      246       16,694
NVR, Inc. ...............................................       17       12,835
PepsiCo, Inc. (a) .......................................    1,103       64,239
Phillips-Van Heusen Corp. (a) ...........................      259       10,412
Polaris Industries, Inc. (a) ............................      290       13,891
Polo Ralph Lauren Corp. .................................      179       10,869
Procter & Gamble Co. (a) ................................    1,899      110,540
Ralcorp Holdings, Inc. (a) ..............................      272       10,140
Sara Lee Corp. (a) ......................................      523        9,346
SCP Pool Corp. ..........................................      369       17,240
Smithfield Foods, Inc. ..................................      396       10,652
Snap-On, Inc. (a) .......................................      474       19,671
Standard Pacific Corp. (a) ..............................      286        9,069
Stanley Works (a) .......................................      359       18,758
Starwood Hotels & Resorts Worldwide .....................      170        9,755
Steelcase, Inc. Class A .................................      519        9,716
Take-Two Interactive Software, Inc. .....................      655       11,168
THQ, Inc. ...............................................      433       11,098
Timberland Co. (a) ......................................      391       13,314
Tommy Hilfiger Corp. ....................................      831       13,836
Tupperware Brands Corp. (a) .............................      472        9,959
Tyson Foods, Inc. Class A (a) ...........................      718       10,483
Universal Corp. (a) .....................................      303       11,535
UST, Inc. (a) ...........................................      502       22,053
VF Corp. (a) ............................................      271       16,582
WCI Communities, Inc. ...................................      426       10,918
Weight Watchers International, Inc. .....................      187        9,228
Whirlpool Corp. (a) .....................................       79        7,072
WM. Wrigley Jr. Co. (a) .................................      170        8,002
Wolverine World Wide, Inc. (a) ..........................      519       12,892
Yankee Candle Co., Inc. .................................      317        9,554
                                                                     ----------
                                                                      1,555,192
                                                                     ----------
CONSUMER STAPLES (11.6%)
Abercrombie & Fitch Co. .................................      256       15,547
Adesa, Inc. .............................................      386        9,847
Advance Auto Parts, Inc. ................................      321       12,911
ADVO, Inc. ..............................................      293        8,304
Aeropostale, Inc. .......................................      389       11,946
AirTran Holdings, Inc. (a) ..............................      774       10,821
Amazon.com, Inc. (a) ....................................      292       10,281
American Greetings Corp. Class A (a) ....................      576       12,972
AmerisourceBergen Corp. .................................      609       26,278
Andrx Group .............................................      659       15,361
Ann Taylor Stores Corp. .................................      509       19,001
Applebee's International, Inc. (a) ......................      207        4,804
aQuantive, Inc. .........................................      546       13,683
ARAMARK Corp. Class B ...................................      362       10,176
Arbitron, Inc. ..........................................      288       10,270
AutoNation, Inc. ........................................      593       13,354
AutoZone, Inc. (a) ......................................      164       15,352

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                        ------   ----------
CONSUMER STAPLES, CONTINUED
Avid Technology, Inc. ...................................      290       11,180
Barnes & Noble, Inc. ....................................      391       17,626
Bed Bath & Beyond, Inc. .................................      291       11,160
Best Buy Co., Inc. ......................................      308       17,451
Big Lots, Inc. ..........................................    1,043       15,071
Bob Evans Farms, Inc. (a) ...............................      319        9,213
Borders Group, Inc. .....................................      661       15,600
Brinker International, Inc. .............................      259       10,142
Cablevision Systems Corp. ...............................      551       11,169
Cardinal Health, Inc. (a) ...............................      332       22,360
Career Education Corp. ..................................      287       10,582
CarMax, Inc. ............................................      305       10,770
Casey's General Stores, Inc. ............................      424        9,069
Catalina Marketing Corp. ................................      535       12,669
CBRL Group, Inc. ........................................      326       13,271
CDW Corp. ...............................................      183       10,892
CEC Entertainment, Inc. .................................      318       11,162
Cendant Corp. ...........................................      677       11,800
Charming Shoppes, Inc. (a) ..............................      966       13,283
Cheesecake Factory, Inc. ................................      543       17,137
Chemed Corp. ............................................      177        9,645
Chico's Fas, Inc. .......................................      524       19,419
Children's Place Retail Stores, Inc. ....................      171       10,564
Christopher & Banks Corp. ...............................      433       11,440
Circuit City Stores, Inc. (a) ...........................      554       15,928
CNET Networks, Inc. .....................................      962       10,370
Comcast Corp. Class A ...................................      975       30,176
Continental Airlines, Inc. Class B ......................      764       19,895
Costco Wholesale Corp. (a) ..............................      365       19,867
CVS Corp. (a) ...........................................      627       18,634
DeVry, Inc. (a) .........................................      554       14,326
Dick's Sporting Goods, Inc. .............................      304       12,814
Dillard's, Inc. (a) .....................................      627       16,352
Discovery Holding Co. Class A ...........................      815       12,144
Dollar General Corp. (a) ................................    1,253       21,877
Dollar Tree Stores, Inc. ................................      459       11,966
DreamWorks Animation SKG, Inc. Class A ..................      414       11,219
Dress Barn, Inc. ........................................      416       10,521
Dun & Bradstreet Corp. ..................................      202       15,558
E.W. Scripps Co. Class A ................................      238       10,967
eBay, Inc. ..............................................      808       27,803
EchoStar Communications Corp. (a) .......................      637       19,683
Education Management Corp. ..............................      477       20,253
Entercom Communications Corp. Class A ...................      447       11,832
Family Dollar Stores, Inc. (a) ..........................      617       15,425
Fastenal Co. ............................................      413       19,333
Federated Department Stores, Inc. .......................      174       13,546
Foot Locker, Inc. .......................................      659       15,276
Gannett Co., Inc. (a) ...................................      164        9,020
Gaylord Entertainment Co. ...............................      276       12,213
Getty Images, Inc. ......................................      143        9,153
Guitar Center, Inc. .....................................      182        9,784
H&R Block, Inc. (a) .....................................      908       20,730
Harrah's Entertainment, Inc. (a) ........................      142       11,593
Home Depot, Inc. (a) ....................................    1,406       56,142
IHOP Corp. ..............................................      188        9,009
International Game Technology (a) .......................      264       10,014
International Speedway Corp. Class A (a) ................      200        9,838
Interpublic Group of Cos. (a) ...........................    1,283       12,291
ITT Educational Services, Inc. (a) ......................      319       20,272
J.C. Penney Co., Inc. (a) ...............................      200       13,092
Jack in the Box, Inc. ...................................      255       10,659
John Wiley & Sons, Inc. Class A (a) .....................      291       10,662
Kohl's Corp. (a) ........................................      238       13,290
Krispy Kreme Doughnuts, Inc. ............................      203        1,734
Kroger Co. (a) ..........................................      482        9,765
Lamar Advertising Co. Class A ...........................      249       13,693
Laureate Education, Inc. ................................      312       15,628
Liberty Media Corp. Series A ............................    2,075       17,326
Live Nation, Inc. .......................................      574       10,906
Longs Drug Stores Corp. (a) .............................      280       13,275
Lowe's Cos. (a) .........................................      387       24,400
Marriott International, Inc. Class A (a) ................      147       10,741
Matthews International Corp. Class A ....................      300       10,440
McClatchy Co. Class A ...................................      188        8,498
McDonald's Corp. (a) ....................................      839       29,004
McGraw-Hill Cos. (a) ....................................      290       16,141
McKesson Corp. (a) ......................................      216       10,495
Media General, Inc. Class A (a) .........................      196        8,052
Men's Wearhouse, Inc. ...................................      341       12,085
Meredith Corp. (a) ......................................      281       13,938
Michaels Stores, Inc. ...................................      397       15,019
Navteq Corp. ............................................      263       10,920
Netflix, Inc. ...........................................      471       13,960
New York Times Co. Class A (a) ..........................      444       11,007
News Corp. Class A ......................................      960       16,474
News Corp. Class B ......................................      522        9,516
Nordstrom, Inc. (a) .....................................      681       26,103
O'Reilly Automotive, Inc. ...............................      326       11,045
Office Depot, Inc. ......................................      901       36,563
Omnicare, Inc. (a) ......................................      484       27,448
Omnicom Group, Inc. .....................................      140       12,601
P.F. Chang's China Bistro, Inc. .........................      246       10,482
Pacific Sunwear of California, Inc. .....................      536       12,489
Panera Bread Co. Class A ................................      207       15,355
Payless Shoesource, Inc. ................................      615       14,127
Penn National Gaming, Inc. ..............................      252       10,261
PETsMART, Inc. ..........................................      422       11,673
Pier 1 Imports, Inc. (a) ................................      943       11,382
Pinnacle Entertainment, Inc. ............................      415       11,330
Pixar (a) ...............................................      169       10,865
R.H. Donnelley Corp. ....................................      213       11,956
RadioShack Corp. ........................................      566        9,622
Regis Corp. .............................................      309       10,837
Rent-A-Center, Inc. .....................................      887       24,499
Royal Caribbean Cruises Ltd. ............................      402       16,800
Ruby Tuesday, Inc. (a) ..................................      438       13,039
Sabre Holdings Corp. (a) ................................      399        9,213
Safeway, Inc. (a) .......................................      370        9,298
Saks, Inc. ..............................................    1,138       22,919
Scientific Games Corp. ..................................      469       17,864
Sears Holdings Corp. ....................................       76       10,920
Service Corp. International (a) .........................    2,804       22,572
ServiceMaster Co. .......................................      888       10,692
Sirius Satellite Radio, Inc. ............................    3,511       16,431

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                        ------   ----------
CONSUMER STAPLES, CONTINUED
Six Flags, Inc. .........................................      880        8,105
Sonic Corp. .............................................      413       14,005
Staples, Inc. ...........................................      566       14,948
Starbucks Corp. .........................................      595       22,176
Station Casinos, Inc. (a) ...............................      142       10,945
Strayer Education, Inc. (a) .............................      102       10,607
Supervalu, Inc. (a) .....................................      411       11,923
Sysco Corp. (a) .........................................      480       14,347
Target Corp. ............................................      443       23,523
Time Warner, Inc. .......................................    2,226       38,732
Tractor Supply Co. ......................................      245       15,874
Univision Communications, Inc. Class A ..................      748       26,696
Urban Outfitters, Inc. ..................................      345        8,004
VCA Antech, Inc. ........................................      572       17,783
Viacom, Inc. Class B ....................................      539       21,468
Wal-Mart Stores, Inc. (a) ...............................    1,424       64,122
Walgreen Co. (a) ........................................      548       22,978
Washington Post Co. Class B (a) .........................       18       13,788
Wendy's International, Inc. (a)                                471       29,098
Whole Foods Market, Inc. ................................      377       23,140
Williams-Sonoma, Inc. ...................................      273       11,431
WM Wrigley Jr. Co. ......................................       43        2,004
Wynn Resorts Ltd. .......................................      202       15,374
XM Satellite Radio Holdings, Inc. Class A ...............      650       13,143
Yum! Brands, Inc. .......................................      219       11,318
Zale Corp. ..............................................      615       15,160
                                                                     ----------
                                                                      2,379,205
                                                                     ----------
ENERGY (6.7%)
Anadarko Petroleum Corp. (a) ............................      149       15,618
Apache Corp. (a) ........................................      217       15,418
Atwood Oceanics, Inc. ...................................      250       13,338
Baker Hughes, Inc. (a) ..................................      265       21,420
Cabot Oil & Gas Corp. (a) ...............................      340       16,748
Cheniere Energy, Inc. ...................................      355       15,212
Chesapeake Energy Corp. (a) .............................    1,025       32,472
Chevron Corp. ...........................................    1,033       63,033
ConocoPhillips ..........................................      849       56,798
Cooper Cameron Corp. ....................................      333       16,730
Core Laboratories N.V. (a) ..............................      243       14,884
Denbury Resources, Inc. (a) .............................      798       26,015
Devon Energy Corp. ......................................      295       17,732
Diamond Offshore Drilling, Inc. (a) .....................      179       16,248
Dynegy, Inc. Class A ....................................    2,431       12,082
El Paso Corp. ...........................................    2,004       25,872
Encore Acquisition Co. ..................................      325        9,958
ENSCO International, Inc. (a) ...........................      445       23,803
EOG Resources, Inc. .....................................      187       13,133
Exxon Mobil Corp. .......................................    3,066      193,402
Forest Oil Corp. ........................................      489       17,883
Global Industries Ltd. (a) ..............................      772       12,252
Grant Prideco, Inc. .....................................      377       19,302
Grey Wolf, Inc. .........................................    1,726       13,463
Halliburton Co. (a) .....................................      397       31,026
Hanover Compressor Co. (a) ..............................      828       16,692
Helix Energy Solutions Group, Inc. ......................      499       19,371
Houston Exploration Co. (a) .............................      197       11,016
Hydril ..................................................      181       14,509
Lone Star Technologies, Inc. (a) ........................      202       10,708
Marathon Oil Corp. ......................................      242       19,205
Maverick Tube Corp. (a) .................................      297       16,163
McDermott International, Inc. (a) .......................       33        2,006
Nabors Industries Ltd. ..................................      926       34,568
Noble Corp. .............................................      388       30,629
Noble Energy, Inc. ......................................      531       23,884
Occidental Petroleum Corp. (a) ..........................      282       28,973
Oceaneering International, Inc. .........................      176       10,741
OGE Energy Corp. (a) ....................................      814       24,550
Parker Drilling Co. (a) .................................      961        8,072
Patterson-UTI Energy, Inc. ..............................      507       16,407
Pogo Producing Co. ......................................      230       11,429
Pride International, Inc. ...............................      463       16,154
Range Resources Corp. (a) ...............................      700       18,571
Rowan Cos., Inc. (a) ....................................      321       14,230
Schlumberger Ltd. (a) ...................................      852       58,906
SEACOR Holding, Inc. (a) ................................      135       11,941
Smith International, Inc. ...............................      623       26,309
Southwestern Energy Co. (a) .............................      490       17,650
St. Mary Land & Exploration Co. .........................      402       16,948
Stone Energy Corp. (a) ..................................      299       14,083
Tesoro Corp. (a) ........................................      204       14,264
Tetra Technologies, Inc. (a) ............................      318       15,646
TODCO ...................................................      424       19,449
Transocean, Inc. (a) ....................................      256       20,754
Unit Corp. (a) ..........................................      269       15,535
Valero Energy Corp. (a) .................................      405       26,220
Veritas DGC, Inc. (a) ...................................      303       14,520
Weatherford International, Inc. .........................      192       10,163
Western Gas Resources, Inc. (a) .........................      261       13,572
Williams Cos. (a) .......................................      475       10,417
XTO Energy, Inc. ........................................      269       11,392
                                                                     ----------
                                                                      1,379,489
                                                                     ----------
FINANCIALS (20.0%)
A.G. Edwards, Inc. (a) ..................................      233       12,312
ACE Ltd. ................................................      209       11,608
Affiliated Managers Group, Inc. .........................      234       23,704
AFLAC, Inc. (a) .........................................      389       18,493
Alexandria Real Estate Equities, Inc. ...................      157       14,224
Allstate Corp. (a) ......................................      278       15,704
AMB Property Corp. ......................................      260       12,997
AMBAC Financial Group, Inc. (a) .........................      320       26,355
American Express Co. (a) ................................      608       32,716
American Financial Group, Inc. ..........................      361       15,985
American Home Mortgage Investment Corp. REIT ............      408       14,166
American International Group, Inc. (a) ..................    1,046       68,252
AmeriCredit Corp. .......................................      424       12,839
AmerUs Group Co. Class A ................................      360       21,114
AmSouth Bancorp (a) .....................................    1,057       30,590
Annaly Mortgage Management, Inc. ........................    1,098       14,790
Aon Corp. (a) ...........................................      803       33,654
Archstone-Smith Trust ...................................      645       31,528
Arden Realty Group, Inc. ................................      603       27,340
Arthur J. Gallagher & Co. (a) ...........................      391       10,729
Associated Banc-Corp. ...................................      389       13,156
Assurant, Inc. ..........................................      355       17,100
Astoria Financial Corp. .................................      309        9,678

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                        ------   ----------
FINANCIALS (20.0%)
Avalonbay Communities, Inc. .............................      213       22,940
Axis Capital Holdings Ltd. ..............................      370       11,033
BancorpSouth, Inc. (a) ..................................      652       16,711
Bank of America Corp. (a) ...............................    2,142      106,929
Bank of Hawaii Corp. ....................................      373       20,258
Bank of New York Co. (a) ................................      514       18,067
BB&T Corp. (a) ..........................................      359       15,415
Bear Stearns Cos. (a) ...................................       71       10,118
Boston Properties, Inc. .................................      342       30,188
Brandywine Realty Trust .................................      790       22,365
Brown & Brown, Inc. .....................................      329       10,275
Capital One Financial Corp. (a) .........................      198       17,155
CapitalSource, Inc. .....................................      443       10,411
CarrAmerica Realty Corp. ................................      524       23,454
Cathay General Bancorp ..................................      301       11,516
CB Richard Ellis Group, Inc. Class A ....................      178       15,644
CBL & Associates Properties, Inc. .......................      419       16,756
Charles Schwab Corp. (a) ................................    1,038       18,580
Chittenden Corp. ........................................      418       11,520
Chubb Corp. (a) .........................................      264       13,607
Cincinnati Financial Corp. (a) ..........................      468       19,956
CIT Group, Inc. .........................................      641       34,620
Citigroup, Inc. (a) .....................................    2,943      147,003
Citizens Banking Corp. ..................................      486       12,709
Colonial Bancgroup, Inc. (a) ............................      469       12,161
Colonial Properties Trust ...............................      405       19,942
Commerce Bancshares, Inc. ...............................      207       10,816
Compass Bancshares, Inc. ................................      374       20,555
Conseco, Inc. ...........................................      459       11,590
Countrywide Financial Corp. (a) .........................      393       15,979
Cousins Properties, Inc. ................................      365       11,479
Cullen/Frost Bankers, Inc. (a) ..........................      362       20,953
Delphi Financial Group, Inc. Class A (a) ................      189        9,902
Doral Financial Corp. ...................................    1,105        8,741
Duke Realty Corp. .......................................      434       15,364
E*TRADE Financial Corp. .................................    1,084       26,970
East West Bancorp, Inc. .................................      371       14,718
Eaton Vance Corp. (a) ...................................      544       15,488
Equity Inns, Inc. .......................................      626       10,141
Equity Lifestyle Properties, Inc. .......................      196        8,622
Equity Office Properties Trust ..........................      337       10,885
Essex Property Trust, Inc. ..............................      146       15,929
Everest Re Group Ltd. ...................................      187       17,017
F.N.B. Corp. ............................................      615       10,320
Fannie Mae (a) ..........................................      444       22,466
Federal Realty Investment Trust .........................      154       10,507
Federated Investors, Inc. ...............................      291       10,214
Felcor Lodging Trust, Inc. ..............................      556       12,037
Fidelity National Financial, Inc. (a) ...................      487       20,444
Fifth Third Bancorp (a) .................................      311       12,571
First American Corp. (a) ................................      254       10,820
First Bancorp (Puerto Rico) (a) .........................      889        9,423
First Horizon National Corp. ............................      375       15,908
First Marblehead Corp. (a) ..............................       42        2,020
First Midwest Bancorp (a) ...............................      420       15,133
First Niagara Financial Group, Inc. .....................    1,069       14,966
FirstFed Financial Corp. (a) ............................      153        9,622
FirstMerit Corp. (a) ....................................      708       17,410
Forest City Enterprises, Inc. Class A ...................      233       10,518
Franklin Resources, Inc. (a) ............................      110       10,243
Freddie Mac (a) .........................................      317       19,356
Fulton Financial Corp. ..................................    1,422       23,392
Genworth Financial, Inc. Class A ........................    1,161       38,545
Goldman Sachs Group, Inc. ...............................      163       26,127
Greater Bay Bancorp (a) .................................      464       12,816
Hartford Financial Services Group, Inc. (a) .............      199       18,294
Health Care Property Investors, Inc. ....................      413       11,324
Health Care REIT, Inc. ..................................      522       18,166
Healthcare Realty Trust, Inc. ...........................      426       16,133
Highwoods Properties, Inc. ..............................      486       15,328
Hilb Rogal & Hobbs Co. (a) ..............................      334       13,654
Home Properties, Inc. ...................................      285       14,256
Horace Mann Educators Corp. .............................      508        8,844
Hospitality Properties Trust ............................      202        8,706
Host Marriott Corp. .....................................      104        2,186
HRPT Properties Trust ...................................    1,899       20,851
Hudson City Bancorp, Inc. ...............................    2,517       33,753
Hugoton Royalty Trust ...................................       16          443
Huntington Bancshares, Inc. (a) .........................      656       15,842
Independence Community Bank Corp. .......................      239       10,038
IndyMac Bancorp, Inc. ...................................      741       35,805
Investment Technology Group, Inc. (a) ...................      138        7,313
Investors Financial Services Corp. (a) ..................      263       12,587
iStar Financial, Inc. ...................................      338       12,932
Janus Capital Group, Inc. ...............................      690       13,427
Jefferies Group, Inc. (a) ...............................      344       22,859
Jones Lang LaSalle, Inc. ................................      203       17,206
JPMorgan Chase & Co. ....................................    1,614       73,243
KeyCorp (a) .............................................      270       10,319
Kilroy Realty Corp. .....................................      269       19,185
Kimco Realty Corp. ......................................      649       24,097
Knight Capital Group, Inc. Class A ......................      972       16,291
LaBranche & Co., Inc. ...................................      669        9,453
LaSalle Hotel Properties ................................      367       16,049
Lazard Ltd. .............................................      349       15,496
Legg Mason, Inc. (a) ....................................       85       10,071
Lehman Brothers Holdings, Inc. (a) ......................      119       17,987
Lexington Corporate Properties Trust ....................      614       13,238
Liberty Property Trust ..................................      268       11,980
Lincoln National Corp. (a) ..............................      527       30,608
Loews Corp. (a) .........................................      104       11,040
Macerich Co. ............................................      201       14,717
Mack-Cali Realty Corp. ..................................      556       25,142
Markel Corp. ............................................       37       12,922
Marsh & McLennan Cos. (a) ...............................      347       10,642
Marshall & Ilsley Corp. (a) .............................      584       26,700
MBIA, Inc. (a) ..........................................      412       24,568
Mellon Financial Corp. (a) ..............................      276       10,386
Mercantile Bankshares Corp. (a) .........................      374       14,055
MeriStar Hospitality Corp. ..............................    1,036       10,816
Merrill Lynch & Co., Inc. (a) ...........................      557       42,477
MetLife, Inc. ...........................................      271       14,119
MGIC Investment Corp. (a) ...............................      290       20,503
Moody's Corp. ...........................................      195       12,092
Morgan Stanley (a) ......................................      440       28,292
Nasdaq Stock Market, Inc. (a) ...........................      511       19,122

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                        ------   ----------
FINANCIALS, CONTINUED
National City Corp. (a) .................................      371       13,690
National Financial Partners Corp. .......................      304       15,808
Nationwide Financial Services, Inc. Class A (a) .........      518       22,730
Nationwide Health Properties, Inc. ......................      611       13,149
New Century Financial Corp. .............................      458       23,459
New Plan Excel Realty Trust, Inc. .......................      439       10,821
New York Community Bancorp, Inc. ........................      732       12,598
North Fork Bancorp ......................................      368       11,088
NovaStar Financial, Inc. ................................      349       12,913
Ohio Casualty Corp. .....................................      576       17,078
Old National Bancorp ....................................      626       12,921
Old Republic International Corp. (a) ....................      651       14,485
Pacific Capital Bancorp .................................      391       13,114
Pan Pacific Retail Properties, Inc. .....................      284       18,926
Park National Corp. .....................................      108       10,832
PartnerRe Ltd. ..........................................      166       10,383
Pennsylvania Real Estate Investment Trust ...............      304       12,330
Philadelphia Consolidated Holding Co. (a) ...............      479       15,869
Phoenix Cos., Inc. ......................................      813       12,349
Platinum Underwriters Holdings Ltd ......................      490       13,509
Plum Creek Timber Co., Inc. REIT ........................      559       20,292
PMI Group, Inc. .........................................      285       13,153
PNC Financial Services Group, Inc. (a) ..................      193       13,794
Popular, Inc. ...........................................      744       15,386
Post Properties, Inc. ...................................      369       16,122
Potlatch Corp. REIT .....................................      256        9,969
Principal Financial Group, Inc. .........................      185        9,492
ProAssurance Corp. ......................................      267       13,451
Progressive Corp. (a) ...................................      134       14,543
Protective Life Corp. (a) ...............................      196        9,878
Provident Bankshares Corp. ..............................      299       10,393
Provident Financial Services, Inc. ......................      623       11,370
Prudential Financial, Inc. ..............................      219       17,110
Public Storage, Inc. ....................................      259       19,912
Radian Group, Inc. (a) ..................................      262       16,433
Realty Income Corp. .....................................      758       17,184
Reckson Associates Realty Corp. .........................      729       29,656
Redwood Trust, Inc. (a) .................................      277       11,764
Regions Financial Corp. .................................      306       11,172
RenaissanceRe Holdings Ltd. .............................      216        9,083
Republic Bancorp, Inc. (a) ..............................      901       10,334
Safeco Corp. (a) ........................................      375       19,463
SEI Investments Co. (a) .................................      271       11,637
Selective Insurance Group, Inc. (a) .....................      194       10,798
Shurgard Storage Centers, Inc. ..........................      437       27,522
Simon Property Group, Inc. ..............................      171       14,001
Sky Financial Group, Inc. ...............................      457       11,813
SL Green Realty Corp. ...................................       93        9,207
SLM Corp. ...............................................      323       17,080
South Financial Group, Inc. .............................      674       18,286
Sovereign Bancorp, Inc. .................................    1,139       25,252
St. Joe Co. .............................................      207       11,625
St. Paul Travelers Cos., Inc. (a) .......................      458       20,166
StanCorp Financial Group, Inc. (a) ......................      397       19,588
Sterling Bancshares, Inc. ...............................      533        8,826
SunTrust Banks, Inc. (a) ................................      239       18,482
Susquehanna Bancshares, Inc. ............................      420       10,025
SVB Financial Group .....................................      248       12,591
Synovus Financial Corp. (a) .............................      785       21,980
T. Rowe Price Group, Inc. ...............................      380       31,992
Taubman Centers, Inc. ...................................      355       14,605
TCF Financial Corp. .....................................      391       10,502
TD Ameritrade Holding Corp. .............................      801       14,867
TD Banknorth, Inc. ......................................      359       10,659
Thornburg Mortgage, Inc. ................................      911       26,337
Torchmark Corp. (a) .....................................      315       18,935
Trizec Properties, Inc. .................................      390        9,758
Trustco Bank Corp. ......................................      882       10,205
Trustmark Corp. .........................................      445       13,977
U.S. Bancorp ............................................      833       26,190
UnionBanCal Corp. .......................................      170       11,915
United Bankshares, Inc. .................................      373       13,607
United Dominion Realty Trust, Inc. ......................      417       11,338
Unitrin, Inc. ...........................................      188        9,184
UnumProvident Corp. (a) .................................      904       18,360
Valley National Bancorp .................................      468       12,187
Ventas, Inc. ............................................      312       10,193
W Holding Co., Inc. .....................................    1,198        8,973
Wachovia Corp. ..........................................      805       48,179
Washington Federal, Inc. ................................      783       18,729
Washington Mutual, Inc. (a) .............................      649       29,244
Washington Real Estate Investment Trust .................      378       14,088
Weingarten Realty Investors .............................      349       13,754
Wells Fargo & Co. (a) ...................................      922       63,332
Westamerica Bancorp .....................................      222       11,353
White Mountains Insurance Group Ltd. ....................       23       11,995
Whitney Holding Corp. (a) ...............................      747       26,563
Willis Group Holdings Ltd. ..............................      507       17,821
Wilmington Trust Corp. (a) ..............................      284       12,581
Wintrust Financial Corp. ................................      219       11,333
XL Capital Ltd. Class A .................................      145        9,554
                                                                     ----------
                                                                      4,083,126
                                                                     ----------
HEALTH CARE (9.3%)
Abbott Laboratories (a) .................................      692       29,576
Advanced Medical Optics, Inc. ...........................      454       21,156
Aetna, Inc. .............................................      443       17,056
Alexion Pharmaceuticals, Inc. ...........................      286        9,721
Allergan, Inc. (a) ......................................      120       12,326
American Medical Systems Holdings, Inc. .................      445        9,883
Amgen, Inc. .............................................      810       54,837
Amylin Pharmaceuticals, Inc. ............................      294       12,804
Applied Biosystems Group-Applera Corp. ..................      614       17,708
Arthrocare Corp. ........................................      226       10,245
Barr Pharmaceuticals, Inc. ..............................      272       16,470
Bausch & Lomb, Inc. (a) .................................      155        7,587
Beckman Coulter, Inc. (a) ...............................      181        9,296
Becton Dickinson & Co. (a) ..............................      182       11,473
Bio-Rad Laboratories, Inc. Class A ......................      168       10,989
Biogen Idec, Inc. .......................................      262       11,751
Boston Scientific Corp. .................................      887       20,608
Bristol-Myers Squibb Co. (a) ............................      896       22,740

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                        ------   ----------
HEALTH CARE, CONTINUED
C.R. Bard, Inc. (a) .....................................      307       22,859
Caremark Rx, Inc. .......................................      348       15,851
Celera Genomics Group-Applera Corp. .....................      866       10,383
Celgene Corp. ...........................................      995       41,949
Centene Corp. ...........................................      389        9,993
Cephalon, Inc. ..........................................      166       10,900
Charles River Laboratories International, Inc. ..........      211        9,970
CIGNA Corp. (a) .........................................       88        9,416
Community Health Systems, Inc. ..........................      255        9,241
Cooper Cos. (a) .........................................      181        9,922
Covance, Inc. ...........................................      184       10,736
Coventry Health Care, Inc. ..............................      475       23,593
Cubist Pharmaceuticals, Inc. ............................      496       11,244
CV Therapeutics, Inc. ...................................      404        8,019
Cytyc Corp. .............................................      334        8,634
Dade Behring Holdings, Inc. .............................      262       10,218
DaVita, Inc. ............................................      293       16,484
Delta & Pine Land Co. (a) ...............................      429       12,690
Dentsply International, Inc. (a) ........................      204       12,173
Diagnostic Products Corp. (a) ...........................      212       12,296
Edwards Lifesciences Corp. ..............................      416       18,487
Endo Pharmaceuticals Holdings, Inc. .....................      321       10,095
Fisher Scientific International, Inc. ...................      360       25,398
Forest Laboratories, Inc. ...............................      272       10,983
Gen-Probe, Inc. .........................................      346       18,501
Genentech, Inc. .........................................      256       20,406
Genzyme Corp. ...........................................      200       12,232
Gilead Sciences, Inc. ...................................      355       20,413
Haemonetics Corp. (a) ...................................      176        9,592
Health Management Associates, Inc. Class A ..............      702       14,538
Health Net, Inc. ........................................      464       18,885
Healthways, Inc. ........................................      238       11,676
Henry Schein, Inc. (a) ..................................      254       11,841
Hillenbrand Industries, Inc. (a) ........................      177        9,091
Hologic, Inc. ...........................................      413       19,688
Hospira, Inc. ...........................................      652       25,135
Humana, Inc. (a) ........................................      471       21,280
IDEXX Laboratories, Inc. (a) ............................      235       19,554
ImClone Systems, Inc. (a) ...............................      274        9,891
Immucor, Inc. (a) .......................................      313        9,093
Intuitive Surgical, Inc. ................................       71        9,017
Invitrogen Corp. ........................................      155       10,232
Johnson & Johnson (a) ...................................    1,639       96,063
King Pharmaceuticals, Inc. ..............................      736       12,799
Kyphon, Inc. ............................................      253       10,512
Laboratory Corp. of America Holdings ....................      390       22,269
LifePoint Hospitals, Inc. ...............................      358       11,349
Lincare Holdings, Inc. ..................................      294       11,622
Manor Care, Inc. (a) ....................................      319       13,988
Medco Health Solutions, Inc. ............................      238       12,669
Medicines Co. ...........................................      434        8,341
Medicis Pharmaceutical Corp. ............................      380       12,494
Medimmune, Inc. .........................................      729       22,942
Medtronic, Inc. (a) .....................................      667       33,430
Mentor Corp. ............................................      268       11,612
Merck & Co., Inc. (a) ...................................    1,011       34,799
MGI Pharma, Inc. ......................................        541       10,106
Millennium Pharmaceuticals, Inc. ........................      932        8,463
Millipore Corp. (a) .....................................      145       10,698
Mylan Laboratories, Inc. (a) ............................      663       14,480
Myriad Genetics, Inc. ...................................      351        8,996
Nektar Therapeutics .....................................      593       12,755
Neurocrine Biosciences, Inc. ............................      254       14,569
Onyx Pharmaceuticals, Inc. ..............................      376        8,780
Owens & Minor, Inc. (a) .................................      356       11,346
Patterson Cos., Inc. ....................................      341       11,110
PDL BioPharma, Inc. .....................................      788       22,679
Pediatrix Medical Group, Inc. (a) .......................      332       16,806
Perrigo Co. .............................................      804       12,832
Pfizer, Inc. (a) ........................................    4,081      103,373
Pharmaceutical Product Development, Inc. ................      416       14,922
PolyMedica Corp. ........................................      226        9,336
Quest Diagnostics, Inc. (a) .............................      458       25,524
ResMed, Inc. ............................................      492       21,230
Respironics, Inc. (a) ...................................      292       10,693
Sepracor, Inc. ..........................................      308       13,749
Sierra Health Services, Inc. (a) ........................      362       14,194
St. Jude Medical, Inc. (a) ..............................      284       11,212
Stryker Corp. (a) .......................................      216        9,450
Sunrise Senior Living, Inc. .............................      258        9,598
Sybron Dental Specialties, Inc. .........................      282       13,265
Techne Corp. ............................................      254       14,392
Telik, Inc. .............................................      483        8,882
Tenet Healthcare Corp. (a) ..............................    1,423       11,839
Triad Hospitals, Inc. ...................................      251       10,341
United Surgical Partners International, Inc. ............      302        9,969
United Therapeutics Corp. ...............................      158        9,409
UnitedHealth Group, Inc. ................................      751       37,355
Universal Health Services, Inc. Class B .................      211       10,717
Varian Medical Systems, Inc. (a) ........................      384       20,114
Varian, Inc. ............................................      224        9,692
Ventana Medical Systems, Inc. ...........................      299       14,561
Vertex Pharmaceuticals, Inc. ............................      438       15,930
Waters Corp. ............................................      325       14,729
Watson Pharmaceuticals, Inc. ............................      317        9,015
WellPoint, Inc. .........................................      361       25,631
Wyeth ...................................................      612       29,786
Zimmer Holdings, Inc. ...................................      191       12,014
                                                                     ----------
                                                                      1,918,256
                                                                     ----------
INDUSTRIALS (13.4%)
Accenture Ltd. Class A ..................................      432       12,558
Aeroflex, Inc. (a) ......................................      674        8,499
AGCO Corp. ..............................................      817       19,338
Agilent Technologies, Inc. ..............................      421       16,175
Albany International Corp. Class A (a) ..................      266       10,401
Alexander & Baldwin, Inc. (a) ...........................      305       15,210
Alliance Data Systems Corp. .............................      204       11,220
Alliant Techsystems, Inc. ...............................      263       21,037
Allied Waste Industries, Inc. (a) .......................      897       12,702
American Standard Cos., Inc. ............................      515       22,418
Ametek, Inc. (a) ........................................      483       23,797
Amphenol, Inc. ..........................................      257       14,855
Anixter International, Inc. (a) .........................      231       11,744
Aptargroup, Inc. ........................................      227       11,897

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                        ------   ----------
INDUSTRIALS, CONTINUED
Armor Holdings, Inc. ....................................      226       13,802
Arrow Electronics, Inc. .................................      360       13,032
Automatic Data Processing, Inc. (a) .....................      446       19,660
Avnet, Inc. (a) .........................................      415       10,852
Ball Corp. (a) ..........................................      299       11,954
Banta Corp. (a) .........................................      224       11,330
Belden CDT, Inc. ........................................      424       13,271
Bemis Co., Inc. (a) .....................................      320       10,067
Benchmark Electronics, Inc. .............................      405       11,057
Boeing Co. (a) ..........................................      522       43,561
Brink's Co. .............................................      410       20,828
C.H. Robinson Worldwide, Inc. ...........................      500       22,175
Carlisle Cos. (a) .......................................      217       18,337
Ceradyne, Inc. ..........................................      229       12,137
Ceridian Corp. ..........................................      452       10,952
CheckFree Corp. .........................................      222       11,959
Checkpoint Systems, Inc. (a) ............................      340        8,959
Choicepoint, Inc. .......................................      260       11,448
Clarcor, Inc. (a) .......................................      360       12,600
Cognex Corp. ............................................      402       10,713
Commscope, Inc. .........................................      489       16,161
Convergys Corp. .........................................      597       11,624
Corporate Executive Board Co. ...........................      121       12,963
Corrections Corp. of America ............................      273       12,252
Crane Co. (a) ...........................................      464       19,604
Crown Holdings, Inc. ....................................    1,510       24,205
Cummins, Inc. (a) .......................................      161       16,825
Curtiss-Wright Corp. (a) ................................      302       10,008
Danaher Corp. (a) .......................................      199       12,758
Deere & Co. (a) .........................................      160       14,045
Dionex Corp. ............................................      186       11,182
Donaldson Co., Inc. (a) .................................      511       16,986
DRS Technologies, Inc. ..................................      272       15,104
Eagle Materials, Inc. ...................................      375       24,844
EGL, Inc. ...............................................      218       10,185
EMCOR Group, Inc. (a) ...................................      217       10,861
Emdeon Corp. ............................................    1,129       12,882
Energy Conversion Devices, Inc. .........................      353       17,654
ESCO Technologies, Inc. .................................      237       12,016
Esterline Technologies Corp. (a) ........................      236       10,460
Expeditors International of Washington, Inc. ............      312       26,710
FedEx Corp. (a) .........................................      218       25,098
Fidelity National Information Services, Inc. ............      379       14,402
First Data Corp. (a) ....................................      591       28,185
Fiserv, Inc. ............................................      573       25,831
Flextronics International Ltd. ..........................    1,719       19,528
Flir Systems, Inc. ......................................      477       11,663
Florida Rock Industries, Inc. (a) .......................      206       12,848
Flowserve Corp. (a) .....................................      524       30,140
Fluor Corp. .............................................      255       23,692
Foster Wheeler Ltd. .....................................      429       19,116
FTI Consulting, Inc. ....................................      397       11,410
Gardner Denver, Inc. (a) ................................      240       17,887
General Cable Corp. (a) .................................      443       13,986
General Electric Co. (a) ................................    5,111      176,788
General Maritime Corp. ..................................      422       14,019
Global Payments, Inc. ...................................      230       10,909
Graco, Inc. (a) .........................................      482       22,534
GrafTech International Ltd. .............................      335        2,265
Granite Construction, Inc. ..............................      301       13,954
Harsco Corp. (a) ........................................      290       24,172
Hewitt Associates, Inc. Class A .........................      369       10,697
Honeywell International, Inc. (a) .......................      510       21,675
Hubbell, Inc. Class B (a) ...............................      220       11,363
IDEX Corp. (a) ..........................................      344       17,475
Ingersoll-Rand Co. Ltd. Class A .........................      219        9,581
Iron Mountain, Inc. .....................................      323       12,629
ITT Industries, Inc. (a) ................................      541       30,420
J.B. Hunt Transport Services, Inc. ......................      498       11,867
Jabil Circuit, Inc. .....................................      519       20,236
Jacobs Engineering Group, Inc. ..........................      170       14,059
Jarden Corp. ............................................      440       14,960
JLG Industries, Inc. (a) ................................      712       20,420
Joy Global, Inc. ........................................      343       22,532
Kansas City Southern ....................................      657       15,965
Kemet Corp. .............................................    1,026       11,091
Kennametal, Inc. (a) ....................................      268       16,576
L-3 Communications Holdings, Inc. .......................      352       28,758
Landstar System, Inc. ...................................      409       17,378
Lockheed Martin Corp. (a) ...............................      269       20,417
Louisiana-Pacific Corp. (a) .............................      445       12,273
Manitowoc Co. (a) .......................................      412       20,431
Martin Marietta Materials, Inc. (a) .....................      138       14,650
Masco Corp. (a) .........................................      289        9,219
MDU Resources Group, Inc. (a) ...........................      337       12,385
MeadWestvaco Corp. ......................................      560       15,966
Mettler-Toledo International, Inc. ......................      170       11,016
Molex, Inc. Class A .....................................      336       10,802
Monster Worldwide, Inc. .................................      317       18,196
MPS Group, Inc. .........................................      915       14,603
MSC Industrial Direct Co. (a) ...........................      314       16,284
Mueller Industries, Inc. ................................      300       11,364
National Instruments Corp. ..............................      368       11,655
Nordson Corp. ...........................................      208       11,118
Northrop Grumman Corp. (a) ..............................      219       14,651
OMI Corp. (a) ...........................................      680       13,110
Oshkosh Truck Corp. .....................................      215       13,158
Owens-Illinois, Inc. (a) ................................      590       10,785
Pactiv Corp. (a) ........................................      604       14,701
Pall Corp. (a) ..........................................      378       11,408
Paychex, Inc. (a) .......................................      261       10,542
PerkinElmer, Inc. (a) ...................................    1,091       23,391
PHH Corp. ...............................................      368       10,260
Powerwave Technologies, Inc. ............................      998       11,128
Precision Castparts Corp. (a) ...........................      390       24,562
Quanex Corp. (a) ........................................      261       11,160
Quanta Services, Inc. ...................................      918       14,890
R.R. Donnelley & Sons Co. (a) ...........................      655       22,067
Raytheon Co. ............................................      296       13,104
Republic Services, Inc. .................................      368       16,196
Resources Connection, Inc. ..............................      331        8,904
Robert Half International, Inc. .........................      506       21,389
Rockwell Collins, Inc. ..................................      463       26,484
Roper Industries, Inc. ..................................      251       11,912
Ryder System, Inc. (a) ..................................      256       13,350
Sanmina-SCI Corp. .......................................    2,241       11,631

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                        ------   ----------
INDUSTRIALS, CONTINUED
Sealed Air Corp. (a) ....................................      246       13,247
Shaw Group, Inc. (a) ....................................      702       21,481
Simpson Manufacturing Co. ...............................      258       10,317
Smurfit-Stone Container Corp. ...........................      771        9,984
Solectron Corp. .........................................    2,954       11,816
Sonoco Products Co. (a) .................................      300        9,396
SPX Corp. ...............................................      231       12,647
Stericycle, Inc. (a) ....................................      315       20,740
Symbol Technologies, Inc. ...............................    1,022       10,884
TASER International, Inc. ...............................      167        1,787
Technitrol, Inc. (a) ....................................      439       10,993
Tektronix, Inc. (a) .....................................      344       12,150
Teleflex, Inc. (a) ......................................      254       16,571
Temple-Inland, Inc. (a) .................................      348       16,161
Terex Corp. (a) .........................................      109        9,434
Tetra Tech, Inc. ........................................      509        9,890
Texas Industries, Inc. (a) ..............................      158        8,959
Textron, Inc. (a) .......................................      328       29,504
Thomas & Betts Corp. (a) ................................      425       24,204
Toro Co. (a) ............................................      302       14,934
Trimble Navigation Ltd. .................................      374       17,720
Tyco International Ltd. (a) .............................      929       24,479
Union Pacific Corp. (a) .................................      174       15,871
United Parcel Service, Inc. Class B .....................      349       28,293
United Rentals, Inc. (a) ................................      597       21,295
USG Corp. ...............................................       20        2,139
Vishay Intertechnology, Inc. ............................      714       11,117
Vulcan Materials Co. (a) ................................      268       22,769
W.W. Grainger, Inc. (a) .................................      238       18,307
Walter Industries, Inc. .................................      270       17,909
Washington Group International, Inc. ....................      183       10,177
Waste Connections, Inc. .................................      324       12,474
Waste Management, Inc. (a) ..............................      365       13,673
Watsco, Inc. (a) ........................................      219       13,896
Werner Enterprises, Inc. ................................      512        9,820
Wesco International, Inc. ...............................      191       14,325
YRC Worldwide, Inc. .....................................      380       15,960
                                                                     ----------
                                                                      2,740,468
                                                                     ----------
INFORMATION TECHNOLOGY (11.5%)
ADC Telecommunications, Inc. ............................      488       10,926
Adobe Systems, Inc. (a) .................................      465       18,228
Adtran, Inc. ............................................      627       15,763
Agere Systems, Inc. .....................................    1,635       25,702
Akamai Technologies, Inc. ...............................      459       15,464
Altera Corp. ............................................    1,063       23,216
American Power Conversion Corp. .........................      556       12,365
Amkor Technology, Inc. ..................................      927       11,207
Analog Devices, Inc. ....................................      284       10,769
Ansys, Inc. (a) .........................................      298       16,822
Anteon International Corp. ..............................      237       12,952
Apple Computer, Inc. ....................................      479       33,717
Applied Materials, Inc. (a) .............................    1,256       22,545
Arris Group, Inc. .......................................      940       11,139
ATMI, Inc. ..............................................      346        9,826
Autodesk, Inc. (a) ......................................      678       28,503
Avaya, Inc. .............................................    1,369       16,428
Avocent Corp. ...........................................      344        9,267
BEA Systems, Inc. .......................................    1,184       15,688
BMC Software, Inc. ......................................      658       14,173
Broadcom Corp. ..........................................      322       13,237
Brocade Communications Systems, Inc. ....................    2,369       14,593
Brooks Automation, Inc. .................................      674        9,112
Caci International, Inc. Class A ........................      210       13,133
Cadence Design Systems, Inc. ............................      831       15,731
Cerner Corp. (a) ........................................      247        9,794
Check Point Software Technologies Ltd ...................      547       10,584
Ciena Corp. .............................................    6,904       28,237
Cisco Systems, Inc. .....................................    3,703       77,579
Cognizant Technology Solutions Corp. ....................      405       25,762
Computer Sciences Corp. (a) .............................      562       32,905
Compuware Corp. .........................................    1,454       11,167
Conexant Systems, Inc. ..................................    4,282       15,158
Corning A34Inc. (a) .....................................      840       23,209
Cree, Inc. ..............................................      530       15,805
Crown Castle International Corp. ........................      660       22,209
CSG Systems International, Inc. (a) .....................      428       10,820
Cymer, Inc. .............................................      257       13,284
Cypress Semiconductor Corp. .............................    1,209       20,746
Dell, Inc. ..............................................    1,041       27,274
Digital River, Inc. .....................................      239       10,406
DST Systems, Inc. .......................................      185       11,381
Dycom Industries, Inc. ..................................      475       10,407
EarthLink, Inc. .........................................    1,165       10,590
Electronics for Imaging, Inc. (a) .......................      485       13,318
EMC Corp. ...............................................    1,850       24,994
Emulex Corp. ............................................      748       13,576
F5 Networks, Inc. .......................................      262       15,343
Fair Isaac Corp. (a) ....................................      273       10,131
FileNet Corp. ...........................................      388       10,794
Google, Inc. Class A ....................................      119       49,735
Harris Corp. (a) ........................................      392       18,255
Hewlett-Packard Co. (a) .................................    1,549       50,296
Hyperion Solutions Corp. ................................      409       12,524
Ikon Office Solutions, Inc. (a) .........................    1,066       14,071
Ingram Micro, Inc. Class A (a) ..........................    1,450       26,666
Insight Enterprises, Inc. ...............................      439        8,679
Integrated Device Technology, Inc. (a) ..................    1,814       27,609
Intel Corp. (a) .........................................    3,555       71,030
InterDigital Communications Corp. (a) ...................      380        9,622
Intergraph Corp. (a) ....................................      263       11,577
International Business Machines Corp. (a) ...............      856       70,483
International Rectifier Corp. ...........................      287       12,972
Intersil Corp. Class A ..................................      470       13,917
JDS Uniphase Corp. ......................................    4,677       16,323
Juniper Networks, Inc. ..................................      535        9,887
KLA-Tencor Corp. (a) ....................................      196        9,439
Kronos, Inc. ............................................      221       10,086
Lam Research Corp. (a) ..................................      551       26,933
Lexmark International, Inc. .............................      348       16,948
Linear Technology Corp. (a) .............................      302       10,721
LSI Logic Corp. (a) .....................................    1,180       12,567
Lucent Technologies, Inc. (a) ...........................    3,691       10,298
Macrovision Corp. .......................................      604       13,832
Marvell Technology Group Ltd. ...........................      173        9,877
Maxim Integrated Products, Inc. .........................      252        8,886
Maxtor Corp. ............................................    2,239       21,674
McAfee, Inc. ............................................      492       12,836

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                        ------   ----------
INFORMATION TECHNOLOGY, CONTINUED
MEMC Electronic Materials, Inc. (a) .....................      439       17,823
Mentor Graphics Corp. ...................................      940       12,342
Micrel, Inc. ............................................      740        9,502
Microchip Technology, Inc. ..............................      616       22,952
Micros Systems, Inc. ....................................      264       11,035
Microsemi Corp. .........................................      408       11,147
Microsoft Corp. .........................................    5,307      128,165
Motorola, Inc. (a) ......................................    2,055       43,874
NCR Corp. (a) ...........................................      547       21,552
Network Appliance, Inc. (a) .............................      284       10,528
Novell, Inc. (a) ........................................    1,143        9,395
Novellus Systems, Inc. ..................................      428       10,572
NVIDIA Corp. ............................................      940       27,467
OmniVision Technologies, Inc. ...........................      393       11,428
Oracle Corp. ............................................    2,257       32,930
Parametric Technology Corp. .............................      979       14,626
Perot Systems Corp. .....................................      762       11,491
Photronics, Inc. (a) ....................................      105        1,887
Plantronics, Inc. .......................................      335       12,563
PMC-Sierra, Inc. (a) ....................................      768        9,546
QLogic Corp. ............................................      506       10,530
Qualcomm, Inc. ..........................................    1,093       56,115
Red Hat, Inc. (a) .......................................      493       14,489
RF Micro Devices, Inc. ..................................    1,688       15,698
RSA Security, Inc. ......................................      644       13,485
Salesforce.com, Inc. ....................................      317       11,111
SanDisk Corp. (a) .......................................       47        3,000
SBA Communications Corp. ................................      751       18,865
Silicon Laboratories, Inc. ..............................      282       13,144
SiRF Technology Holdings, Inc. ..........................      372       12,704
Skyworks Solutions, Inc. ................................    1,893       13,535
SRA International, Inc. Class A .........................      328       10,503
Sun Microsystems, Inc. ..................................    2,824       14,120
Sybase, Inc. (a) ........................................      812       17,677
Sycamore Networks, Inc. .................................    2,190       10,293
Symantec Corp. ..........................................      924       15,135
Synopsys, Inc. ..........................................      611       13,338
Tellabs, Inc. (a) .......................................    1,249       19,797
Teradyne, Inc. ..........................................      590        9,947
Texas Instruments, Inc. .................................      817       28,358
TIBCO Software, Inc. ....................................    1,796       15,482
Transaction Systems Architects, Inc. (a) ................      346       13,819
Transmeta Corp. .........................................      924        1,931
Unisys Corp. ............................................    1,429        8,917
United Online, Inc. .....................................      745        9,603
United Stationers, Inc. .................................      232       12,447
Varian Semiconductor Equipment Associates, Inc. .........      535       17,521
Vitesse Semiconductor Corp. .............................    2,706        4,979
Websense, Inc. ..........................................      326        8,104
Wind River Systems, Inc. (a) ............................      729        8,318
Yahoo!, Inc. ............................................    1,030       33,763
Zebra Technologies Corp. Class A ........................      210        8,335
                                                                     ----------
                                                                      2,359,610
MATERIALS (4.0%)
Air Products & Chemicals, Inc. (a) ......................      172       11,785
AK Steel Holding Corp. (a) ..............................      933       13,911
Alcoa, Inc. (a) .........................................      577       19,491
Allegheny Technologies, Inc. (a) ........................      351       24,338
Arch Coal, Inc. .........................................      201       19,093
Ashland, Inc. ...........................................      222       14,612
Carpenter Technology Corp. (a) ..........................      152       18,080
Chaparral Steel Co. .....................................      212       13,381
Chemtura Corp. ..........................................      983       11,993
Cleveland-Cliffs, Inc. (a) ..............................      151       12,924
Coeur d'Alene Mines Corp. (a) ...........................    2,259       15,768
CON-WAY, Inc. ...........................................      214       11,924
Consol Energy, Inc. .....................................      269       22,908
Cytec Industries, Inc. (a) ..............................      262       15,843
Dow Chemical Co. (a) ....................................      639       25,950
E.I. DuPont de Nemours & Co. (a) ........................      364       16,052
Eastman Chemical Co. (a) ................................      248       13,479
Ecolab, Inc. (a) ........................................      543       20,525
Engelhard Corp. (a) .....................................      365       14,020
Ferro Corp. (a) .........................................      498        9,601
FMC Corp. (a) ...........................................      334       21,229
Freeport-McMoRan Copper & Gold, Inc. Class B (a) ........      527       34,034
H.B. Fuller Co. (a) .....................................      259       13,546
Headwaters, Inc. ........................................      289        9,734
Hercules, Inc. (a) ......................................      912       12,960
International Coal Group, Inc. ..........................    1,432       14,750
International Flavors & Fragrances, Inc. (a) ............      367       12,966
International Paper Co. (a) .............................      325       11,814
KFX, Inc. ...............................................      723       13,050
Lyondell Chemical Co. (a) ...............................      681       16,412
Minerals Technologies, Inc. .............................      187       10,700
Monsanto Co. ............................................      207       17,264
Newmont Mining Corp. (a) ................................      321       18,734
Nucor Corp. (a) .........................................      100       10,882
Olin Corp. (a) ..........................................      632       12,988
Oregon Steel Mills, Inc. (a) ............................      332       16,444
Peabody Energy Corp. ....................................      200       12,772
Phelps Dodge Corp. (a) ..................................      169       14,566
PPG Industries, Inc. (a) ................................      144        9,665
Praxair, Inc. (a) .......................................      319       17,905
Reliance Steel & Aluminum Co. (a) .......................      197       17,523
Rohm & Haas Co. (a) .....................................      436       22,062
RPM International, Inc. (a) .............................    1,050       19,320
RTI International Metals, Inc. (a) ......................      215       12,930
Ryerson, Inc. ...........................................       74        2,174
Sensient Technologies Corp. .............................      521       10,707
Sigma-Aldrich Corp. (a) .................................      169       11,595
Steel Dynamics, Inc. ....................................      317       19,793
Stillwater Mining Co. ...................................      600       10,182
United States Steel Corp. ...............................      347       23,770
USEC, Inc. ..............................................      762        9,677
Weyerhaeuser Co. (a) ....................................      161       11,346
Worthington Industries, Inc. (a) ........................      643       12,699
                                                                     ----------
                                                                        811,871
                                                                     ----------
TELECOMMUNICATION SERVICES (1.5%)
Alltel Corp. (a) ........................................      217       13,968
AT&T, Inc. ..............................................    2,165       56,744
BellSouth Corp. (a) .....................................      840       28,375
CenturyTel, Inc. (a) ....................................      374       14,100
Cincinnati Bell, Inc. ...................................    2,220        9,324

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS, CONTINUED

SECURITY DESCRIPTION                                        SHARES    VALUE ($)
--------------------                                        ------   ----------
TELECOMMUNICATION SERVICES, CONTINUED
Citizens Communications Co. Series B ....................    1,021       13,559
Level 3 Communications, Inc. ............................    2,962       15,995
Nextel Partners, Inc. ...................................      446       12,640
NII Holdings, Inc. ......................................      400       23,960
NTL, Inc. ...............................................      785       21,572
Qwest Communications
International, Inc. .....................................    4,622       31,014
Sprint Nextel Corp. (a) .................................    1,290       31,992
Verizon Communications, Inc. ............................    1,343       44,359
                                                                     ----------
                                                                        317,602
                                                                     ----------
UTILITIES (4.1%)
AGL Resources, Inc. (a) .................................      661       23,385
Allegheny Energy, Inc. ..................................      493       17,566
Alliant Energy Corp. ....................................      353       11,282
Ameren Corp. (a) ........................................      591       29,768
American Electric Power Co., Inc. (a) ...................      255        8,532
Aquila, Inc. ............................................    3,378       14,627
Atmos Energy Corp. (a) ..................................      727       19,295
Avista Corp. ............................................      575       12,081
Black Hills Corp. .......................................      293       10,665
CenterPoint Energy, Inc. ................................      826        9,929
Cleco Corp. (a) .........................................      447       10,058
CMS Energy Corp. (a) ....................................      666        8,871
Consolidated Edison, Inc. (a) ...........................      204        8,796
Constellation Energy Group, Inc. (a) ....................      543       29,821
Dominion Resources, Inc. (Virginia) .....................      225       16,846
DPL, Inc. (a) ...........................................      365        9,917
DTE Energy Co. (a) ......................................      541       22,062
Duke Energy Corp. (Holding Co.) .........................      765       22,265
Edison International ....................................      248       10,022
El Paso Electric Co. ....................................      566       11,179
Energy East Corp. (a) ...................................      448       10,824
Entergy Corp. (a) .......................................      137        9,582
Exelon Corp. ............................................      444       23,975
FirstEnergy Corp. (a) ...................................      218       11,055
FPL Group, Inc. (a) .....................................      239        9,464
Hawaiian Electric Industries, Inc. ......................      727       19,534
IDACORP, Inc. ...........................................      377       12,837
KeySpan Corp. ...........................................      530       21,401
National Fuel Gas Co. (a) ...............................      337       11,205
NiSource, Inc. (a) ......................................      823       17,374
Northeast Utilities .....................................      631       12,715
Northwest Natural Gas Co. ...............................      324       11,191
NRG Energy, Inc. ........................................      246       11,707
NSTAR ...................................................      324        8,959
ONEOK, Inc. (a) .........................................      384       12,676
Peoples Energy Corp. (a) ................................      341       12,389
Pepco Holdings, Inc. ....................................      573       13,225
PG&E Corp. ..............................................      245        9,761
Piedmont Natural Gas Co. (a) ............................      652       15,994
Pinnacle West Capital Corp. (a) .........................      296       11,870
PNM Resources, Inc. .....................................      565       14,300
PPL Corp. ...............................................      315        9,148
Progress Energy, Inc. ...................................      209        8,945
Public Service Enterprise Group, Inc. (a) ...............      158        9,907
Puget Energy, Inc. ......................................      484       10,053
Questar Corp. (a) .......................................      248       19,852
Reliant Energy, Inc. ....................................      907       10,294
Scana Corp. .............................................      311       12,173
Sierra Pacific Resources ................................    1,061       14,981
Southern Co. (a) ........................................      491       15,825
Southern Union Co. (a) ..................................      947       24,545
Teco Energy, Inc. (a) ...................................      607        9,700
UGI Corp. (a) ...........................................      938       21,011
UniSource Energy Corp. (a) ..............................      381       11,525
Vectren Corp. ...........................................      687       18,357
Westar Energy, Inc. .....................................      774       16,208
WGL Holdings, Inc. ......................................      440       12,945
Wisconsin Energy Corp. (a) ..............................      356       13,902
Xcel Energy, Inc. .......................................    1,219       22,965
                                                                     ----------
                                                                        851,341
                                                                     ----------
TOTAL COMMON STOCKS
(COST $18,040,773) ......................................            18,396,160
                                                                     ----------

CORPORATE BOND (1.9%)

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)     VALUE ($)
--------------------                                   ----------   -----------
CONSUMER DISCRETIONARY (0.2%)
Comcast Corp., 6.50%, 11/15/35 .....................        8,000         7,685
Cox Communications, Inc.,
5.45%, 12/15/14 ....................................        4,000         3,793
Kimberly-Clark Corp., 5.00%, 8/15/13 ...............        7,000         6,817
May Department Stores Co.,
5.75%, 7/15/14 .....................................        4,000         3,937
News America Holdings, 8.88%, 4/26/23 ..............        4,000         4,727
Target Corp., 5.88%, 3/1/12 ........................        4,000         4,068
Time Warner, Inc., 7.57%, 2/1/24 ...................        7,000         7,512
Viacom, Inc., 6.63%, 5/15/11 .......................        2,000         2,066
                                                                    -----------
                                                                         40,605
                                                                    -----------
CONSUMER STAPLES (0.2%)
Anheuser-Busch Cos., Inc.,
5.05%, 10/15/16 ....................................        4,000         3,769
Bottling Group LLC, 4.63%, 11/15/12 ................        2,000         1,893
Coca-Cola Enterprises, 8.50%, 2/1/22 ...............        4,000         4,908
Conagra Foods, 6.75%, 9/15/11 ......................        4,000         4,161
Kraft Foods, Inc., 6.25%, 6/1/12 ...................        3,000         3,081
Procter & Gamble Co., 4.95%, 8/15/14 ...............        5,000         4,781
Safeway, Inc., 5.80%, 8/15/12 ......................        2,000         1,981
WAL-MART Stores, 4.55%, 5/1/13 .....................        8,000         7,542
                                                                    -----------
                                                                         32,116
                                                                    -----------
ENERGY (0.1%)
ChevronTexaco Capital Co.,
3.50%, 9/17/07 .....................................       15,000        14,661
Conoco, Inc., 6.95%, 4/15/29 .......................        4,000         4,425
Kinder Morgan Energy Partners,
7.75%, 3/15/32 .....................................        4,000         4,451
Midamerican Energy Holdings,
3.50%, 5/15/08 .....................................        6,000         5,774
                                                                    -----------
                                                                         29,311
                                                                    -----------
FINANCIALS (0.8%)
Allstate Corp., 7.20%, 12/1/09 .....................        4,000         4,228
American General Finance,
5.38%, 10/1/12 .....................................       13,000        12,701
Bank One Corp., 2.63%, 6/30/08 .....................       17,000        16,075
Bear Stearns Co., 3.25%, 3/25/09 ...................        4,000         3,780

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

CORPORATE BOND, CONTINUED

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)     VALUE ($)
--------------------                                   ----------   -----------
FINANCIALS, CONTINUED
Caterpillar Financial Services Corp.,
5.05%, 12/1/10 .....................................        4,000         3,931
Citigroup, Inc., 6.63%, 1/15/28 ....................       14,000        14,611
Credit Suisse First Boston USA, Inc., 6.13%,
11/15/11 ...........................................        9,000         9,205
First Union National, 7.80%, 8/18/10 ...............        7,000         7,595
Goldman Sachs Group, Inc.,
5.13%, 1/15/15 .....................................       10,000         9,473
Household Finance Corp.,
4.63%, 1/15/08 .....................................       16,000        15,825
John Deere Capital Corp.,
7.00%, 3/15/12 .....................................        4,000         4,269
John Hancock Global Funding,
7.90%, 7/2/10 ......................................        5,000         5,479
Lehman Brothers Holdings, Inc.,
6.63%, 1/18/12 .....................................        4,000         4,194
Marsh & Mclennan Cos., Inc.,
5.38%, 7/15/14 .....................................        4,000         3,759
Merrill Lynch & Co., 4.25%, 2/8/10 .................        9,000         8,631
Morgan Stanley Dean Witter,
6.75%, 4/15/11 .....................................        9,000         9,446
National City Corp., 4.50%, 3/15/10 ................        5,000         4,829
Prudential Financial, Inc., 5.10%, 9/20/14 .........        4,000         3,810
Sprint Capital Corp., 8.38%, 3/15/12 ...............        7,000         7,880
U.S. Bank NA, 6.38%, 8/1/11 ........................        4,000         4,153
Verizon Global Funding Corp.,
7.25%, 12/1/10 .....................................       10,000        10,609
Washington Mutual, Inc., 4.38%, 1/15/08 ............        4,000         3,933
Wells Fargo & Co., 4.63%, 8/9/10 ...................        8,000         7,749
                                                                    -----------
                                                                        176,165
                                                                    -----------
HEALTH CARE (0.0%)
Wyeth, 5.50%, 2/1/14 ...............................        5,000         4,893
                                                                    -----------
INDUSTRIALS (0.0%)
Tyco International Group SA,
6.38%, 10/15/11 ....................................        4,000         4,118
                                                                    -----------
INFORMATION TECHNOLOGY (0.1%)
Bellsouth Corp., 4.20%, 9/15/09 ....................        5,000         4,804
IBM Corp., 8.38%, 11/1/19 ..........................        4,000         4,881
Motorola, Inc., 7.63%, 11/15/10 ....................        3,000         3,259
SBC Communications, Inc.,
6.15%, 9/15/34 .....................................        9,000         8,505
                                                                    -----------
                                                                         21,449
                                                                    -----------
MATERIALS (0.3%)
Boeing Co., 6.13%, 2/15/33 .........................        4,000         4,063
Burlington North Santa Fe,
7.00%, 12/15/25 ....................................        4,000         4,329
Dupont EI Nemour, 4.88%, 4/30/14 ...................        3,000         2,829
GE Company, 5.00%, 2/1/13 ..........................       20,000        19,364
International Paper Co., 5.85%, 10/30/12 ...........        4,000         3,987
Lockheed Martin, 7.75%, 5/1/26 .....................        4,000         4,647
Pulte Home, Inc., 5.25%, 1/15/14 ...................        2,000         1,861
Raytheon Co., 4.85%, 1/15/11 .......................        2,000         1,938
Union Pacific Corp., 4.88%, 1/15/15 ................        6,000         5,619
United Technologies Corp.,
4.88%, 5/1/15 ......................................        3,000         2,833
Weyerhaeuser Co., 6.95%, 8/1/17 ....................        4,000         4,143
                                                                    -----------
                                                                         55,613
                                                                    -----------
UTILITIES (0.2%)
Carolina Power and Light,
5.13%, 9/15/13 .....................................        5,000         4,801
Consolidated Edison, Inc.,
4.70%, 6/15/09 .....................................        5,000         4,911
Dominion Resources, 4.13%, 2/15/08 .................        4,000         3,908
Duke Energy Corp., 6.25%, 1/15/12 ..................        4,000         4,097
Exelon Corp., 4.90%, 6/15/15 .......................        4,000         3,685
National Rural Utilities, 7.25%, 3/1/12 ............        4,000         4,292
Southern Power Co., 4.88%, 7/15/15 .................        4,000         3,687
Waste Management, Inc., 7.38%, 8/1/10 ..............        3,000         3,188
                                                                    -----------
                                                                         32,569
                                                                    -----------
TOTAL CORPORATE BONDS
   (COST $403,328) .................................                    396,839
                                                                    -----------
U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES
   (1.9%)
FANNIE MAE (1.0%)
5.50%, 8/1/17, Pool #826283 ........................        3,922         3,898
5.50%, 2/1/18, Pool #703712 ........................        9,877         9,808
5.00%, 5/1/18, Pool #703444 ........................        8,198         7,986
5.00%, 6/1/18, Pool #555545 ........................       13,637        13,309
4.50%, 1/1/19, Pool #735057 ........................        5,951         5,681
5.00%, 12/1/19, Pool #745369 .......................        3,931         3,837
5.00%, 3/1/20, Pool #819410 ........................        3,960         3,858
5.50%, 3/1/20, Pool #735611 ........................        3,947         3,923
4.50%, 9/1/20, Pool #839289 ........................        6,077         5,791
5.50%, 7/1/25, Pool #255809 ........................       14,948        14,630
6.00%, 10/1/32, Pool #667994 .......................       13,496        13,472
5.50%, 1/1/33, Pool #677331 ........................        6,169         5,993
5.50%, 2/1/33, Pool #652693 ........................       23,593        22,924
5.00%, 8/1/33, Pool #713679 ........................       21,330        20,182
6.00%, 9/1/33, Pool #736937 ........................        5,615         5,593
5.50%, 1/1/34, Pool #756233 ........................       14,207        13,803
7.00%, 4/1/34, Pool #780703 ........................       11,638        11,972
5.00%, 5/1/34, Pool #768230 ........................        9,280         8,781
5.50%, 1/1/35, Pool #808374 ........................       15,104        14,675
6.00%, 4/1/35, Pool #735503 ........................        5,672         5,658
5.00%, 8/1/35, Pool #848355 ........................       17,558        16,613
                                                                    -----------
                                                                        212,387
                                                                    -----------
FREDDIE MAC (0.7%)
4.00%, 6/1/18, Pool #E01401 ........................        9,910         9,247
5.00%, 10/1/18, Pool #B10252 .......................        4,723         4,603
4.50%, 11/1/18, Pool #E01489 .......................        9,911         9,454
4.50%, 12/1/18, Pool #G11657 .......................        8,062         7,689
4.50%, 1/1/19, Pool #B11878 ........................       15,837        15,104
4.50%, 7/1/19, Pool #B15661 ........................        3,780         3,603
5.00%, 8/1/33, Pool #A12886 ........................        8,218         7,801
5.50%, 8/1/33, Pool #A11851 ........................       12,090        11,779
5.00%, 10/1/33, Pool #A14805 .......................       13,078        12,413
5.00%, 4/1/34, Pool #A20534 ........................        7,618         7,221
6.00%, 7/1/34, Pool #A24370 ........................       11,779        11,756
5.50%, 10/1/34, Pool #A27526 .......................       10,132         9,866
5.00%, 12/1/34, Pool #A29017 .......................       12,967        12,292
5.50%, 10/1/35, Pool #A39170 .......................       11,989        11,655
5.50%, 11/1/35, Pool #A47728 .......................       11,671        11,345
                                                                    -----------
                                                                        145,828
                                                                    -----------

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS       SCHEDULE OF PORTFOLIO INVESTMENTS
NESTEGG DOW JONES U.S. 2040 FUND                      APRIL 30, 2006 (UNAUDITED)

U.S. GOVERNMENT AGENCY PASS-THROUGH SECURITIES (1.9%)

                                                        PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT ($)     VALUE ($)
--------------------                                   ----------   -----------
GINNIE MAE (0.2%)
6.00%, 2/15/32, Pool #569704 .......................       15,809        15,884
5.50%, 4/15/33, Pool #603566 .......................        4,900         4,814
5.50%, 4/15/34, Pool #626116 .......................        3,973         3,905
6.00%, 9/20/34, Pool # 3611 ........................        5,548         5,556
5.50%, 9/15/35, Pool #644611 .......................        4,082         4,010
                                                                    -----------
                                                                         34,169
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY PASS-
   THROUGH SECURITIES (COST $396,469) ..............                    392,384
                                                                    -----------
U.S. GOVERNMENT AGENCY SECURITIES (0.5%)
FANNIE MAE (0.2%)
4.63%, 1/15/08, MTN ................................       10,000         9,919
4.50%, 10/15/08, MTN ...............................       10,000         9,858
6.63%, 9/15/09, MTN ................................       10,000        10,451
4.38%, 3/15/13, MTN ................................        5,000         4,738
4.13%, 4/15/14, MTN ................................        5,000         4,624
                                                                    -----------
                                                                         39,590
                                                                    -----------
FEDERAL HOME LOAN BANK (0.1%)
4.63%, 2/8/08, Series 627 ..........................       10,000         9,914
4.63%, 11/21/08, Series 598 ........................       10,000         9,877
5.75%, 5/15/12, Series 312 .........................        5,000         5,124
                                                                    -----------
                                                                         24,915
                                                                    -----------
FREDDIE MAC (0.2%)
4.63%, 2/21/08, MTN ................................       10,000         9,915
4.63%, 12/19/08, MTN ...............................       10,000         9,875
4.75%, 1/18/11, MTN ................................       10,000         9,793
4.75%, 1/19/16, MTN ................................        5,000         4,770
6.25%, 7/15/32, MTN ................................        5,000         5,484
                                                                    -----------
                                                                         39,837
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY
   SECURITIES (COST $105,286) ......................                    104,342
                                                                    -----------
U.S. TREASURY OBLIGATIONS (2.7%)
U.S. TREASURY BILLS (1.3%)
4.52%, 5/25/06 .....................................       80,000        79,761
4.57%, 6/22/06 .....................................       35,000        34,776
4.70%, 7/20/06 .....................................      145,000       143,528
                                                                    -----------
                                                                        258,065
                                                                    -----------
U.S. TREASURY BONDS (0.2%)
6.00%, 2/15/26 .....................................       10,000        10,835
5.25%, 11/15/28 ....................................       10,000         9,933
5.38%, 2/15/31 .....................................       10,000        10,153
                                                                    -----------
                                                                         30,921
                                                                    -----------
U.S. TREASURY NOTES (1.2%)
3.13%, 5/15/07 .....................................       40,000        39,286
5.63%, 5/15/08 .....................................       40,000        40,583
4.00%, 6/15/09 .....................................       55,000        53,607
4.00%, 4/15/10 .....................................       34,000        32,914
5.00%, 2/15/11 .....................................       30,000        30,137
4.88%, 2/15/12 .....................................       20,000        19,933
4.00%, 2/15/15 .....................................       20,000        18,538
4.25%, 8/15/15 .....................................       28,000        26,336
                                                                    -----------
                                                                        261,334
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $554,829) ....                    550,320


INVESTMENT COMPANIES (3.0%)

SECURITY DESCRIPTION                                       SHARES    VALUE ($)
--------------------                                      -------   -----------
Federated Government Obligations Money Market ......      613,027       613,028
                                                                    -----------
TOTAL INVESTMENT COMPANIES (COST $613,028) .........                    613,028
                                                                    -----------
TOTAL INVESTMENTS (COST $20,113,713) -99.7% ........                 20,453,073
Other assets in excess of liabilities - 0.3% .......                     66,021
                                                                    -----------
NET ASSETS - 100.0% ................................                $20,519,094
                                                                    ===========

----------
(a)  Represents non-income producing security.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value (cost $20,113,713) ...........                $20,453,073
Interest and dividends receivable ..................                     28,689
Receivable for capital shares issued ...............                     61,026
Prepaid expenses ...................................                      9,548
                                                                    -----------
TOTAL ASSETS .......................................                 20,552,336
                                                                    -----------
LIABILITIES:
Payable for capital shares redeemed ................      $   874
Accrued expenses and other payables:
   Investment advisory .............................       10,374
   Administration ..................................        4,902
   Distribution ....................................          419
   Transfer agent ..................................        4,609
   Accounting ......................................        5,275
   Custodian .......................................          340
   Other ...........................................        6,449
                                                          -------
TOTAL LIABILITIES ..................................                     33,242
                                                                    -----------
NET ASSETS .........................................                $20,519,094
                                                                    ===========
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par value ........                $     1,789
Additional paid-in capital .........................                 17,575,451
Undistributed net investment income ................                     29,752
Accumulated net realized gains from
   investment transactions .........................                  2,572,742
Unrealized appreciation from investments ...........                    339,360
                                                                    -----------
NET ASSETS .........................................                $20,519,094
                                                                    ===========
INSTITUTIONAL CLASS SHARES
   Net Assets ......................................                $20,000,970
   Shares Outstanding ..............................                  1,743,209
   Net Asset Value, Offering Price and
Redemption
   Price per share .................................                $     11.47
                                                                    ===========
CLASS A SHARES
   Net Assets ......................................                $   511,394
   Shares Outstanding ..............................                     45,093
   Net Asset Value and Redemption
   Price per share .................................                $     11.34
                                                                    ===========
   Maximum sales charge ............................                       4.75%
                                                                    ===========
   Maximum Offering Price (Net Asset Value/
      100% minus maximum sales charge) .............                $     11.91
                                                                    ===========
CLASS C SHARES
   Net Assets ......................................                $     6,730
   Shares Outstanding ..............................                        594
   Net Asset Value, Offering Price and
      Redemption Price per share* ..................                $     11.34
                                                                    ===========

----------
*    Redemption Price per share varies by length of time shares are held.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Interest ........................................                $    22,432
   Dividend ........................................                    195,838
   Dividend income from affiliate ..................                     18,402
                                                                    -----------
Total Investment Income ............................                    236,672
                                                                    -----------
EXPENSES:
   Investment advisory .............................      $65,124
   Administration ..................................       18,047
   Distribution - Class A Shares ...................        1,316
   Distribution - Class C Shares (a) ...............            6
   Service - Class A Shares ........................          582
   Service - Class C Shares (a) ....................            2
   Accounting ......................................       14,118
   Custodian .......................................        1,968
   Transfer agent ..................................       13,539
   Trustee .........................................        1,244
   Other ...........................................       33,660
                                                          -------
TOTAL EXPENSES BEFORE FEE REDUCTIONS ...............                    149,606
   Expenses reduced and reimbursed by the
      Investment Adviser ...........................                    (44,803)
   Expenses reduced by the Distributor .............                       (296)
   Expenses reduced by the Administrator ...........                     (6,572)
                                                                    -----------
NET EXPENSES .......................................                     97,935
                                                                    -----------
NET INVESTMENT INCOME ..............................                    138,737
                                                                    -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
   Net realized gains from investment transactions..                  3,019,078
   Change in unrealized appreciation/depreciation
      from investments .............................                 (1,213,103)
                                                                    -----------
Net realized/unrealized gains from investments .....                  1,805,975
                                                                    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .....                $ 1,944,712
                                                                    ===========

----------
(a)  Class C Shares commenced operations on March 15, 2006

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2040 FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED    YEAR ENDED
                                                                          APRIL 30, 2006    OCTOBER 31,
                                                                            (UNAUDITED)         2005
                                                                         ----------------   -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .............................................     $   138,737      $   171,210
   Net realized gains from investment transactions ...................       3,019,078        1,271,174
   Change in unrealized appreciation/depreciation from investments ...      (1,213,103)          58,764
                                                                           -----------      -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .......................       1,944,712        1,501,148
                                                                           -----------      -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES:
   From net investment income ........................................        (107,171)        (191,363)
DISTRIBUTIONS TO CLASS A SHARES:
   From net investment income ........................................          (1,814)          (2,699)
                                                                           -----------      -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS ..................        (108,985)        (194,062)
                                                                           -----------      -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS .......................         132,565        1,035,496
                                                                           -----------      -----------
CHANGE IN NET ASSETS .................................................       1,968,292        2,342,582
NET ASSETS:
   Beginning of period ...............................................      18,550,802       16,208,220
                                                                           -----------      -----------
   End of period .....................................................     $20,519,094      $18,550,802
                                                                           ===========      ===========
Undistributed net investment income ..................................     $    29,752      $        --
                                                                           ===========      ===========
CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Proceeds from shares issued .......................................     $ 2,704,075      $ 3,870,639
   Proceeds from dividends reinvested ................................         107,171          191,363
   Cost of shares redeemed ...........................................      (2,760,746)      (3,170,120)
                                                                           -----------      -----------
Institutional Class Shares capital transactions ......................          50,500          891,883
                                                                           -----------      -----------
CLASS A SHARES:
   Proceeds from shares issued .......................................         127,956          193,668
   Proceeds from dividends reinvested ................................           1,814            2,699
   Cost of shares redeemed ...........................................         (54,372)         (52,754)
                                                                           -----------      -----------
Class A Shares capital transactions ..................................          75,398          143,613
                                                                           -----------      -----------
CLASS C SHARES (a):
   Proceeds from shares issued .......................................          20,000               --
   Proceeds from dividends reinvested ................................              --               --
   Cost of shares redeemed ...........................................         (13,333)              --
                                                                           -----------      -----------
Class C Shares capital transactions ..................................           6,667               --
                                                                           -----------      -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS .......................     $   132,565      $ 1,035,496
                                                                           ===========      ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
   Issued ............................................................         241,660          376,681
   Reinvested ........................................................           9,814           18,667
   Redeemed ..........................................................        (246,228)        (309,072)
                                                                           -----------      -----------
Change in Institutional Class Shares .................................           5,246           86,276
                                                                           -----------      -----------
CLASS A SHARES:
   Issued ............................................................          11,623           18,962
   Reinvested ........................................................             168              266
   Redeemed ..........................................................          (4,911)          (5,138)
                                                                           -----------      -----------
Change in Class A Shares .............................................           6,880           14,090
                                                                           -----------      -----------
CLASS C SHARES (a):
   Issued ............................................................           1,781               --
   Reinvested ........................................................              --               --
   Redeemed ..........................................................          (1,187)              --
                                                                           -----------      -----------
Change in Class C Shares .............................................             594               --
                                                                           -----------      -----------

----------
(a)  Class C Shares commenced operations on March 15, 2006.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2040 FUND

FINANCIAL HIGHLIGHTS, INSTITUTIONAL CLASS SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                         SIX MONTHS
                                        ENDED APRIL   YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED    YEAR ENDED
                                          30, 2006   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  FEBRUARY 28,  FEBRUARY 28,
                                        (UNAUDITED)      2005         2004         2003       2002 (a)        2002          2001
                                        -----------  -----------  -----------  -----------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
   PERIOD ............................  $ 10.45      $  9.67      $  8.89      $  7.38       $  8.86       $ 10.03      $ 11.42
                                        -------      -------      -------      -------       -------       -------      -------
INVESTMENT ACTIVITIES
   Net investment income .............     0.08         0.10         0.05         0.07          0.03          0.02           --*
   Net realized and unrealized gains
      (losses) on investments ........     1.00         0.80         0.79         1.57         (1.51)        (1.16)       (1.27)
                                        -------      -------      -------      -------       -------       -------      -------
   TOTAL FROM INVESTMENT ACTIVITIES ..     1.08         0.90         0.84         1.64         (1.48)        (1.14)       (1.27)
                                        -------      -------      -------      -------       -------       -------      -------
DISTRIBUTIONS
   Net investment income .............    (0.06)       (0.12)       (0.06)       (0.13)           --*        (0.03)       (0.01)
   Net realized gains on investment
      transactions ...................       --           --           --           --            --            --*       (0.11)
                                        -------      -------      -------      -------       -------       -------      -------
   TOTAL DISTRIBUTIONS ...............    (0.06)       (0.12)       (0.06)       (0.13)           --         (0.03)       (0.12)
                                        -------      -------      -------      -------       -------       -------      -------
NET ASSET VALUE, END OF PERIOD .......  $ 11.47      $ 10.45      $  9.67      $  8.89       $  7.38       $  8.86      $ 10.03
                                        =======      =======      =======      =======       =======       =======      =======
TOTAL RETURN (b) .....................    10.38%        9.29%        9.51%       22.73%       (16.53%)      (11.37%)     (11.22%)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period
      (000's) ........................  $20,001      $18,156      $15,977      $13,580       $ 9,159       $10,112      $10,250
   Ratio of expenses to average
      net assets (c) .................     0.98%(d)     1.00%(d)     1.00%(d)     1.00%(d)      1.27%(e)      1.37%(e)     1.46%(e)
   Ratio of net investment income
      to average net assets (c) ......     1.42%        0.98%        0.56%        0.70%         0.63%(e)      0.18%(e)    (0.01%)(e)
   Ratio of expenses to average
      net assets (c) (f) .............     1.50%(d)     1.90%(d)     1.78%(d)     1.90%(d)      1.69%(e)      1.72%(e)     1.86%(e)
Portfolio turnover (b) (g) ...........      150%          48%          57%          91%           42%(h)        15%(h)       20%(h)

----------
*    Less than $0.005 per share.

(a)  The Fund changed its fiscal year end from February 28 to October 31.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) These ratios include income and expenses charged from the corresponding Master Portfolio.

(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)  Portfolio turnover rate represents that of the corresponding Master
     Portfolio.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2040 FUND

FINANCIAL HIGHLIGHTS, CLASS A SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                  SIX MONTHS
                                                                    ENDED
                                                                   APRIL 30,    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     2006      OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                                 (UNAUDITED)       2005          2004        2003 (a)
                                                                 -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD .........................     $10.34        $ 9.60        $ 8.86        $ 7.38
                                                                   ------        ------        ------        ------
INVESTMENT ACTIVITIES
   Net investment income .....................................       0.05          0.05          0.01         (0.01)
   Net realized and unrealized gains on investments ..........       1.00          0.78          0.78          1.61
                                                                   ------        ------        ------        ------
   Total from Investment Activities ..........................       1.05          0.83          0.79          1.60
                                                                   ------        ------        ------        ------
DISTRIBUTIONS
   Net investment income .....................................      (0.05)        (0.09)        (0.05)        (0.12)
                                                                   ------        ------        ------        ------
      Total Distributions ....................................      (0.05)        (0.09)        (0.05)        (0.12)
                                                                   ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ...............................     $11.34        $10.34        $ 9.60        $ 8.86
                                                                   ======        ======        ======        ======
TOTAL RETURN (EXCLUDES SALES CHARGE)(b) ......................      10.15%         8.63%         8.88%        22.06%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) .......................     $  511        $  395        $  231        $   16
   Ratio of expenses to average net assets(c)(d) .............       1.51%         1.55%         1.55%         1.55%
   Ratio of net investment income to average net assets(c) ...       0.80%         0.40%         0.06%        (0.18%)
   Ratio of expenses to average net assets(c)(d)(e) ..........       2.15%         2.41%         2.28%         2.39%
   Portfolio turnover(b)(f) ..................................        150%           48%           57%           91%

----------
(a)  Class A Shares commenced operations on November 1, 2002.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS
NESTEGG DOW JONES U.S. 2040 FUND

FINANCIAL HIGHLIGHTS, CLASS C SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 PERIOD ENDED
                                                                   APRIL 30,
                                                                   2006 (a)
                                                                  (UNAUDITED)
                                                                 ------------
NET ASSET VALUE, BEGINNING OF PERIOD .........................     $11.23
                                                                   ------
INVESTMENT ACTIVITIES
   Net investment income .....................................         --
   Net realized and unrealized gains on investments ..........       0.11
                                                                   ------
      Total from Investment Activities .......................       0.11
                                                                   ------
NET ASSET VALUE, END OF PERIOD ...............................     $11.34
                                                                   ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)(b) .................       0.98%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) .......................     $    7
   Ratio of expenses to average net assets(c) ................       1.95%
   Ratio of net investment income to average net assets(c) ...      (0.19%)
   Ratio of expenses to average net assets(c)(d) .............       2.16%
   Portfolio turnover(b)(e) ..................................        150%

----------
(a)  Class C Shares commenced operations on March 15, 2006.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See Notes to Financial Statements.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2006
                                  (UNAUDITED)

1.   ORGANIZATION:

     The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Trust, now named the INTRUST Funds Trust.

     The Trust currently offers ten (10) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a "Fund"; collectively, the "Funds"), known as the NestEgg Dow Jones U.S. Target Date Funds. Each of the NestEgg Dow Jones U.S. Target Date Funds seeks to track the performance of one of the Dow Jones U.S. Target Date indexes, a unique group of U.S. target date indexes, less operating expenses. The predecessor funds to the American Independence Funds described in this report were reorganized as a series of American Independence Funds Trust effective March 2, 2006.

PREDECESSOR FUND NAME               CURRENT FUND NAME
---------------------               -----------------
NestEgg Capital Preservation Fund   NestEgg Dow Jones U.S. 2010 Fund
NestEgg 2010 Fund                   NestEgg Dow Jones U.S. 2015 Fund
NestEgg 2020 Fund                   NestEgg Dow Jones U.S. 2020 Fund
NestEgg 2030 Fund                   NestEgg Dow Jones U.S. 2030 Fund
NestEgg 2040 Fund                   NestEgg Dow Jones U.S. 2040 Fund

     The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Prior to the March 2, 2006 reorganization, the predecessor funds offered Premium Class and Service Class shares. The Premium Class and Service Class shares of the each of the predecessor funds reorganized into the Class A shares and Institutional Class, respectively, of the Trust's Funds. Class C shares were not previously offered by the predecessor funds.

     Prior to the March 2, 2006 reorganization, each Fund had been established as a "fund of funds", which means that each Fund invested in other mutual funds, primarily passively-managed index funds.

     Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     INVESTMENT VALUATION

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation. Securities for which market quotations are not readily available are valued at fair value by the Adviser, in accordance with guidelines approved by the Trust's Board of Trustees. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics. Investments in other mutual funds are valued at their respective net asset values as reported by such funds.

     INVESTMENT TRANSACTIONS AND RELATED INCOME

     During the period, security transactions are accounted for no later than one business day after following the trade date. For financial reporting purposes, however, security transactions accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses are allocated among the classes, with the exception of distribution (12b-1) and service fees which are class specific, based upon the proportion of net assets.

     DISTRIBUTIONS TO SHAREHOLDERS

     The NestEgg Dow Jones U.S. 2010 Fund declares and pays dividends from net investment income monthly. Each of the other NestEgg Dow Jones U.S. Target Date Funds declares and pays dividends from net investment income annually. Distributions from net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carry forwards and deferrals of certain losses.

     These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   RELATED PARTY TRANSACTIONS:

     American Independence Financial Services, LLC ("AIFS" or the "Adviser") serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS. For the Funds' first fiscal year, the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.60% of the Fund's average daily net assets.

     Prior to March 2, 2006, INTRUST Financial Services, Inc. (a wholly-owned subsidiary of INTRUST Bank, N.A.) (the "predecessor adviser") served as the predecessor funds' investment adviser. The predecessor adviser was entitled to receive an annual fee, computed daily and paid monthly, equal to 0.70% of each predecessor fund's average daily net assets. This advisory fee payable was further reduced by a contractual fee waiver through March 1, 2006 to the extent total fund operating expenses exceeded 1.00% on the former Service Class and 1.55% on the former Premium Class, on an annual basis, of the applicable predecessor fund's daily net assets. In addition, the predecessor adviser, under a sub-investment advisory agreement with La Jolla Exonomics (the "predecessor sub-adviser") paid the predecessor sub-adviser a fee of 0.02%, on an annual basis, of each predecessor fund's daily net assets for certain advisory services provided to the predecessor fund.

     AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Fund's total operating expenses at not more than the following percentages of average annual net assets of the share classes through March 1, 2009: 1.45% for Class A Shares, 1.95% for Class C Shares and 0.95% for Institutional Class Shares.

     AIFS also provides certain administrative services necessary for the Funds' operations. For the period from March 2, 2006 through April 30, 2006, the fees for the services provided under such agreement were calculated based on each Fund's average daily net assets at annual rate of 0.15%. AIFS has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") whereby BISYS provides sub-administration services for a fee computed daily and paid monthly, at an annual rate of 0.075% of the first $500 million in aggregate net assets of all Funds in the Trust; plus 0.06% of aggregate net assets of all Funds in the Trust from over $500 million to $1 billion; plus 0.05% of aggregate net assets of all Funds in the Trust over $1 billion of each Fund's average daily net assets.

     Prior to March 2, 2006, BISYS served as the predecessor funds' administrator pursuant to an administration agreement under which the BISYS provided services for a fee computed daily and paid monthly at an annual rate of 0.20% of each predecessor fund's average daily nest assets. For the period November 1, 2005 through March 1, 2006, BISYS waived its administration fees in an amount of 0.10% of each predecessor fund's average daily net assets.

     Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the National Association of Securities Dealers ("NASD"), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by NASD of Class A assets and up to 0.75% of Class C assets. BISYS Fund Services Limited Partnership, an affiliate of BISYS, serves as the Funds' distributor and had served as the distributor to the predecessor funds.

     BISYS also serves the Funds as transfer agent and fund accountant and served in similar capacities for the predecessor funds.

     Prior to March 2, 2006, other financial organizations ("Service Organizations"), including affiliates of INTRUST Financial Services, Inc., were permitted to provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds paid fees to Service Organizations in amounts up to an annual rate of 0.25% of the average daily net assets of the Funds' shares owned by shareholders with whom the Service Organizations had a servicing relationship.

                                    Continued

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

4.   SHARES OF BENEFICIAL INTEREST:

     The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5.   SECURITIES TRANSACTIONS:

     The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended April 30, 2006 were as follows:

                                     PURCHASES       SALES
                                    -----------   -----------
NestEgg Dow Jones U.S. 2010 Fund    $ 5,162,932   $ 8,087,433
NestEgg Dow Jones U.S. 2015 Fund     13,226,395    19,279,242
NestEgg Dow Jones U.S. 2020 Fund     35,057,691    36,288,763
NestEgg Dow Jones U.S. 2030 Fund     25,203,630    25,554,071
NestEgg Dow Jones U.S. 2040 Fund     27,893,384    27,668,500

6.   FEDERAL INCOME TAX INFORMATION:

     At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                   NET UNREALIZED
                                                 TAX UNREALIZED   TAX UNREALIZED    APPRECIATION
                                     TAX COST     APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                                   -----------   --------------   --------------   --------------
NestEgg Dow Jones U.S. 2010 Fund   $ 5,740,813        38,735          (51,672)        $(12,937)
NestEgg Dow Jones U.S. 2015 Fund    14,655,410       149,653         (179,805)         (30,152)
NestEgg Dow Jones U.S. 2020 Fund    30,335,762       512,885         (519,976)          (7,091)
NestEgg Dow Jones U.S. 2030 Fund    18,995,867       604,748         (391,402)         213,346
NestEgg Dow Jones U.S. 2040 Fund    20,138,384       757,849         (443,160)         314,689

     At October 31, 2005, the following Funds had a capital loss carry forward, which is available to offset future capital gains, if any:

                                     AMOUNT     EXPIRES
                                   ----------   -------
NestEgg Dow Jones U.S. 2020 Fund   $1,612,730     2010
NestEgg Dow Jones U.S. 2040 Fund      424,760     2010

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

ADDITIONAL FUND INFORMATION (UNAUDITED)
APRIL 30, 2006

NESTEGG DOW JONES U.S. 2010 FUND

                                     % OF NET
PORTFOLIO DIVERSIFICATION             ASSETS
-------------------------            --------
U.S. Treasury Obligations              49.6%
Common Stocks                          17.8
Corporate Bonds                        11.9
U.S Gov't Agency Pass Through          11.7
U.S. Gov't Agencies                     3.6
Investment Companies                    5.0
                                      -----
Total Investments                      99.6
Other Assets and Liabilities (Net)      0.4
                                      -----
Net Assets                            100.0%
                                      =====

NESTEGG DOW JONES U.S. 2015 FUND

                                     % OF NET
PORTFOLIO DIVERSIFICATION             ASSETS
-------------------------            --------
U.S. Treasury Obligations              33.9%
Common Stocks                          24.9
Corporate Bonds                        16.7
U.S Gov't Agency Pass Through          16.4
U.S. Gov't Agencies                     5.4
Investment Companies                    2.8
                                      -----
Total Investments                     100.1
Other Assets and Liabilities (Net)     (0.1)
                                      -----
Net Assets                            100.0%
                                      =====

NESTEGG DOW JONES U.S. 2020 FUND

                                     % OF NET
PORTFOLIO DIVERSIFICATION             ASSETS
-------------------------            --------
Common Stocks                          40.6%
Corporate Bonds                        18.4
U.S Gov't Agency Pass Through          18.0
U.S. Treasury Obligations              13.8
U.S. Gov't Agencies                     5.7
Investment Companies                    2.9
                                      -----
Total Investments                      99.4
Other Assets and Liabilities (Net)      0.6
                                      -----
Net Assets                            100.0%
                                      =====

NESTEGG DOW JONES U.S. 2030 FUND

                                     % OF NET
PORTFOLIO DIVERSIFICATION             ASSETS
-------------------------            --------
Common Stocks                          76.0%
Corporate Bonds                         6.5
U.S Gov't Agency Pass Through           6.4
U.S. Treasury Obligations               6.1
U.S. Gov't Agencies                     1.9
Investment Companies                    2.7
                                      -----
Total Investments                      99.6
Other Assets and Liabilities (Net)      0.4
                                      -----
Net Assets                            100.0%
                                      =====

NESTEGG DOW JONES U.S. 2040 FUND

                                     % OF NET
PORTFOLIO DIVERSIFICATION             ASSETS
-------------------------            --------
Common Stocks                          89.7%
U.S. Treasury Obligations               2.7
Corporate Bonds                         1.9
U.S Gov't Agency Pass Through           1.9
U.S. Gov't Agencies                     0.5
Investment Companies                    3.0
                                      -----
Total Investments                      99.7
Other Assets and Liabilities (Net)      0.3
                                      -----
Net Assets                            100.0%
                                      =====

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

TABLE OF SHAREHOLDER EXPENSES:

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                         BEGINNING     ENDING
                                                          ACCOUNT     ACCOUNT       EXPENSE PAID       EXPENSE RATIO
                                                           VALUE       VALUE       DURING PERIOD*     DURING PERIOD**
                                                          11/1/05     4/30/06    11/1/05 - 4/30/06   11/1/05 - 4/30/06
                                                         ---------   ---------   -----------------   -----------------
NestEgg Dow Jones U.S. 2010 Fund   Institutional Class   $1,000.00   $1,042.70         $4.96               0.98%
                                   Class A                1,000.00    1,039.80          7.64               1.51%
                                   Class C***             1,000.00      999.80          2.51               1.95%

NestEgg Dow Jones U.S. 2015 Fund   Institutional Class    1,000.00    1,047.70          4.98               0.98%
                                   Class A                1,000.00    1,045.50          7.66               1.51%
                                   Class C***             1,000.00      999.10          2.51               1.95%

NestEgg Dow Jones U.S. 2020 Fund   Institutional Class    1,000.00    1,062.60          5.01               0.98%
                                   Class A                1,000.00    1,059.50          7.71               1.51%
                                   Class C***             1,000.00    1,000.00          2.51               1.95%

NestEgg Dow Jones U.S. 2030 Fund   Institutional Class    1,000.00    1,085.90          5.07               0.98%
                                   Class A                1,000.00    1,083.10          7.80               1.51%
                                   Class C***             1,000.00    1,006.40          2.52               1.95%

NestEgg Dow Jones U.S. 2040 Fund   Institutional Class    1,000.00    1,103.80          5.11               0.98%
                                   Class A                1,000.00    1,101.50          7.87               1.51%
                                   Class C***             1,000.00    1,009.80          2.52               1.95%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

*** Information shown reflects values using the expense ratios and rates of returns for the period from March 15, 2006 (date of commencement of operations) to April 30, 2006 and has been calculated using expense ratios and rates of return for the same time period.

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         BEGINNING     ENDING
                                                          ACCOUNT     ACCOUNT       EXPENSE PAID       EXPENSE RATIO
                                                           VALUE       VALUE       DURING PERIOD*     DURING PERIOD**
                                                          11/1/05     4/30/06    11/1/05 - 4/30/06   11/1/05 - 4/30/06
                                                         ---------   ---------   -----------------   -----------------
NestEgg Dow Jones U.S. 2010 Fund   Institutional Class   $1,000.00   $1,019.93         $4.91               0.98%
                                   Class A                1,000.00    1,017.31          7.55               1.51%
                                   Class C***             1,000.00    1,015.12          9.74               1.95%

NestEgg Dow Jones U.S. 2015 Fund   Institutional Class    1,000.00    1,019.93          4.91               0.98%
                                   Class A                1,000.00    1,017.31          7.55               1.51%
                                   Class C***             1,000.00    1,015.12          9.74               1.95%

NestEgg Dow Jones U.S. 2020 Fund   Institutional Class    1,000.00    1,019.93          4.91               0.98%
                                   Class A                1,000.00    1,017.31          7.55               1.51%
                                   Class C***             1,000.00    1,015.12          9.74               1.95%

NestEgg Dow Jones U.S. 2030 Fund   Institutional Class    1,000.00    1,019.93          4.91               0.98%
                                   Class A                1,000.00    1,017.31          7.55               1.51%
                                   Class C***             1,000.00    1,015.12          9.74               1.95%

NestEgg Dow Jones U.S. 2040 Fund   Institutional Class    1,000.00    1,019.93          4.91               0.98%
                                   Class A                1,000.00    1,017.31          7.55               1.51%
                                   Class C***             1,000.00    1,015.12          9.74               1.95%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

*** Information shown reflects values using the expense ratios and rates of returns for the period from March 15, 2006 (date of commencement of operations) to April 30, 2006 and has been annualized to reflect values for the period November 1, 2005 to April 30, 2006.

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

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

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

(AMERICAN INDEPENDENCE FUNDS LOGO)

INVESTMENT ADVISER AND ADMINISTRATOR:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

CUSTODIAN:
INTRUST Bank NA
105 North Main Street
Wichita, Kansas 67202

TRANSFER AGENT:
BISYS Fund Services Ohio, Inc.
3435 Stelzer Rd.
Columbus, OH 43219

DISTRIBUTOR:
BISYS Fund Services Limited Partnership
3435 Stelzer Rd.
Columbus, OH 43219

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)


/s/ Eric Rubin
-------------------------------------
Eric Rubin, President

Date July 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Eric Rubin
-------------------------------------
Eric Rubin, President

Date July 10, 2006


By (Signature and Title)


/s/ John Pileggi
-------------------------------------
John Pileggi, Treasurer

Date July 10, 2006